UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 29, 2004

Date of reporting period:         February 29, 2004


ITEM 1.  REPORT TO SHAREHOLDERS
===============================
                                                                  {LOGO OMITTED]
                                                                           WELLS
                                                                           FARGO
                                                                           FUNDS

                            WELLS FARGO OUTLOOK FUNDS (R)
Annual Report
Wells Fargo Outlook Today Fund (R)
Wells Fargo Outlook 2010 Fund SM
Wells Fargo Outlook 2020 Fund SM
Wells Fargo Outlook 2030 Fund SM
Wells Fargo Outlook 2040 Fund SM

February 29, 2004

[GRAPHIC OMITTED]
STAGECOACH AND HORSES

                                                       WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO SHAREHOLDERS ...................................................  1
PERFORMANCE AT A GLANCE
-----------------------------------------------------------------------------
   MANAGER'S DISCUSSION OF FUND
   PERFORMANCE ...........................................................  3
   FUND HIGHLIGHTS .......................................................  3
PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------------
   OUTLOOK TODAY FUND .................................................... 10
   OUTLOOK 2010 FUND ..................................................... 20
   OUTLOOK 2020 FUND ..................................................... 30
   OUTLOOK 2030 FUND ..................................................... 41
   OUTLOOK 2040 FUND ..................................................... 52
FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES .................................. 63
   STATEMENTS OF OPERATIONS .............................................. 64
   STATEMENTS OF CHANGES IN NET ASSETS ................................... 66
   FINANCIAL HIGHLIGHTS .................................................. 68
NOTES TO FINANCIAL STATEMENTS ............................................ 74
-----------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT ............................................. 79
-----------------------------------------------------------------------------
OTHER INFORMATION ........................................................ 80
-----------------------------------------------------------------------------
LIST OF ABBREVIATIONS .................................................... 83
-----------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                    WELLS FARGO OUTLOOK FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------
DEAR VALUED SHAREHOLDER,

     We are pleased to provide you with this WELLS FARGO OUTLOOK FUNDS(R) annual report for the 12-month period ended February 29, 2004. On the following pages, you will find a discussion of the WELLS FARGO OUTLOOK FUNDS, including performance highlights, strategic outlook, and facts and figures about each Fund's portfolio.

THE ECONOMY: A MODERATE, JOBLESS RECOVERY
--------------------------------------------------------------------------------
     Early in the period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained the low rates throughout the period as the economy continued to experience a moderate, jobless recovery and little threat of disinflation. Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the period. The U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings.

STOCKS RETURN TO FAVOR
--------------------------------------------------------------------------------
     In a welcome break from the previous three years, the S&P 500 Index finished the period with a 38.50% gain, with all sectors posting positive returns, particularly the material and processing, producer durables and consumer discretionary sectors. The rally in technology and telecommunications stocks helped drive the NASDAQ Composite Index to a gain of 52.54% for the 12-month period. As consumer confidence improved and investors became more willing to assume risk, small cap stocks outperformed large cap stocks. In addition, international stocks outperformed domestic stocks due to the U.S. dollar's steep decline in the currency market, with the MSCI/EAFE returning 53.58%.

ECONOMIC RECOVERY DAMPENS THE BOND MARKET
--------------------------------------------------------------------------------
     Bond returns lagged behind stock returns for the first time since 1999, finishing the period with a 4.54% gain for the Lehman Brothers Aggregate Bond Index. An improving economy, generally a positive sign for stocks, is typically more challenging for bonds, because interest rates often rise as the economy strengthens. Looking ahead, increasing federal budget deficits are a major concern, since massive U.S. Government borrowing could exert upward pressure on interest rates.

LOOKING AHEAD
--------------------------------------------------------------------------------
     Presidential election years have historically witnessed positive gains in the stock market. Continuing economic growth, gradually rising employment rates, low inflation and higher corporate profits could carry the stock market's momentum well into this presidential year. The potential for increased interest rates and rising inflation could propel large cap stocks into the forefront and negatively affect bond returns in the near term. Despite the fact that consumer confidence and business spending are rising, investors continue to seem unconvinced about the economic recovery, which could affect the recovery's sustainability.
     During all market conditions, it is important to ensure that your investment portfolio is properly diversified. Each WELLS FARGO OUTLOOK FUND represents a diversified portfolio of domestic and international stocks and domestic bonds. In summary, the Funds are designed to maximize assets consistent with the risk tolerance of a particular investor group. As an investor matures and his or her investment time horizon diminishes, the Funds systematically move to more conservative asset mixes. Therefore, Funds with a longer time horizon are expected to be impacted to a greater extent by changes in the equity market. As the Funds' investment time horizons diminish, they are expected to have more stable returns due to their greater exposure to bonds.

OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
     We recognize that there has been a great deal of unsettling news recently about inappropriate trading practices of some mutual fund companies. We share the concerns of all investors that these problems need to be addressed fully to protect the interests of all mutual fund shareholders. We will remain diligent in our efforts to operate in full compliance with all legal requirements to protect the interests of all of our shareholders.

WELLS FARGO OUTLOOK FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------
     Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222.

   Sincerely,


   /s/Karla M. Rabusch
   Karla M. Rabusch
   President
   WELLS FARGO FUNDS

PERFORMANCE AT A GLANCE                                WELLS FARGO OUTLOOK FUNDS

WELLS FARGO OUTLOOK FUNDS
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Each of the WELLS FARGO OUTLOOK FUNDS (each, a Fund, and collectively, the Funds) seeks to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Barclays Global Fund Advisors
FUND MANAGERS
   Team Managed
INCEPTION DATE
   03/01/94

HOW DID THE FUNDS PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------
     The WELLS FARGO OUTLOOK TODAY FUND Class A shares returned 15.41%,1 excluding sales charges, over the 12-month period, underperforming the other WELLS FARGO OUTLOOK FUNDS due to its greater exposure to bonds. THE WELLS FARGO OUTLOOK TODAY FUND, a Fund suited for investors with short-term investment horizons, ended the 12-month period with an allocation of 35% stocks, 64% bonds and 1% cash.
     The WELLS FARGO OUTLOOK 2010 FUND Class A shares returned 20.94%,1 excluding sales charges, over the 12-month reporting period.
     The WELLS FARGO OUTLOOK 2020 FUND, with a higher percentage of equities than the WELLS FARGO OUTLOOK 2010 and OUTLOOK TODAY Funds, performed better than those Funds that had a higher exposure to bonds. The Fund's Class A shares returned 26.58%,1 excluding sales charges, over the 12-month reporting period.
     The WELLS FARGO OUTLOOK 2030 FUND Class A shares returned 31.73%,1 excluding sales charges, over the 12-month reporting period.
     The WELLS FARGO OUTLOOK 2040 FUND Class A shares returned 36.52%,1 excluding sales charges, over the 12-month reporting period.
   As equity prices rose, the WELLS FARGO OUTLOOK FUNDS with longer time horizons and consequently higher equity allocations, such as the WELLS FARGO OUTLOOK 2040 FUND with 89% of its portfolio invested in stocks as of February 29, 2004, outperformed the WELLS FARGO OUTLOOK FUNDS with shorter time horizons and lower equity allocations. By 2040, the WELLS FARGO OUTLOOK 2040 FUND should resemble the WELLS FARGO OUTLOOK TODAY FUND in its present composition, with adjustments reflecting market conditions at that time.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------
     During the period, the economy continued to experience a moderate, but relatively jobless, recovery. The Federal Reserve Board (the Fed) has kept interest rates at their lowest levels in decades in an attempt to stimulate growth. As various signs of economic improvement emerged, equities rallied and bonds mildly retreated from their earlier gains, driving yields up from their lowest levels in 45 years and contributing to the Funds' performance over the period.
     All domestic equity sectors reported strong positive performance for the 12-month period, with material and processing, producer durables and consumer discretionary being the best performing sectors. The worst performing sectors were utilities, consumer staples, and integrated oil; nevertheless, these sectors still had returns in excess of 29% for the 12-month period.
     International performance was driven by individual country and currency returns. The best performing countries for stocks were Norway, Greece and Sweden. Italy, Japan and Ireland were among the poorest performing countries. The appreciation of most foreign currencies relative to the U.S. dollar contributed significantly to the country returns.
     In general, domestic small cap stocks outperformed large cap stocks, with small-cap growth stocks and small-cap value stocks having very similar returns for the reporting period. International stocks outperformed domestic stocks and long-term U.S. Government bonds outperformed both intermediate and short-term bonds and money market instruments over the reporting period.

WHAT IS THE FUNDS' STRATEGIC OUTLOOK FOR THE ECONOMY AND THE FINANCIAL MARKETS, PARTICULARLY THOSE FACTORS THAT MAY AFFECT THE FUNDS OVER THE COMING YEAR?
--------------------------------------------------------------------------------
     Although the U.S. economic recovery could remain on track and not evaporate as quickly as it materialized, we believe that there may be enough doubts about the economic climate in the second half of 2004 to justify some caution. The weak U.S. dollar may boost the outlook for U.S. stocks compared to markets elsewhere and we believe that U.S. Government bonds may remain attractive given the likelihood

WELLS FARGO OUTLOOK FUNDS                                PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
   of an increase in interest rates sometime in 2004. The dollar may have another difficult year, with sentiment still cool and meager money market yields looking particularly unattractive. Investors may look to international markets due to the weak dollar and the perception that better value can be found in European, Japanese and other markets.

THE VIEWS EXPRESSED ARE AS OF FEBRUARY 29, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO OUTLOOK FUNDS.

   AVERAGE ANNUAL TOTAL RETURNS 1 (%) (as of February 29, 2004)
--------------------------------------------------------------------------------

                                                    Including Sales Charge 2       Excluding Sales Charge
                                                 ----------------------------   -----------------------------
                                                                       Life of                        Life of
   Fund Name                                     1-Year     5-Year      Fund    1-Year      5-Year     Fund
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook Today Fund - A             8.74       3.19       5.55    15.41        4.42      6.18
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook Today Fund - B             9.65       3.50       5.64    14.65        3.85      5.64
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook Today Fund - C            13.61       3.87       5.64    14.61        3.87      5.64
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook Today Fund - I                                           15.73        4.63      6.29
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - A             13.94       2.00       7.06    20.94        3.21      7.70
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - B             15.16       2.31       7.13    20.16        2.67      7.13
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - C             19.13       2.66       7.12    20.13        2.66      7.12
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - I                                            21.33        3.39      7.79
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - A             19.33       0.43       7.61    26.58        1.63      8.25
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - B             20.71       0.70       7.68    25.71        1.08      7.68
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - C             24.79       1.08       7.68    25.79        1.08      7.68
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - I                                            26.96        1.88      8.39
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - A             24.15      (0.24)      8.24    31.73        0.96      8.88
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - B             25.82       0.04       8.30    30.82        0.44      8.30
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - C             29.88       0.42       8.29    30.88        0.42      8.29
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - I                                            32.13        1.18      9.00
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - A             28.67      (1.35)      8.64    36.52       (0.17)     9.28
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - B             30.58      (1.12)      8.68    35.58       (0.70)     8.68
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - C             34.62      (0.71)      8.68    35.62       (0.71)     8.68
------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - I                                            37.06        0.09      9.42
------------------------------------------------------------------------------------------------------------
   iMoneyNet All Taxable Money Fund Average 3                                    0.59        3.31      3.95
------------------------------------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index 4                                        4.54        7.25      7.19
------------------------------------------------------------------------------------------------------------
   Morgan Stanley Capital International/ Europe,
   Australasia and Far East Index 5                                             53.58        1.23      4.03
------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                         41.32        1.11     11.09
------------------------------------------------------------------------------------------------------------
   S&P 500 Index 7                                                              38.50       (0.12)    11.35
------------------------------------------------------------------------------------------------------------
   Wilshire 5000 Index 8                                                        42.47        1.17     10.90
------------------------------------------------------------------------------------------------------------


Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site www.wellsfargofunds.com. The Funds' Adviser has committed through June 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.

PERFORMANCE AT A GLANCE                                WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------
   PORTFOLIO ALLOCATION 9 (AS OF FEBRUARY 29, 2004)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
PIE CHARTS FOLLOW:
Wells Fargo Outlook Today Fund
Bonds =  64%
Stocks = 35%
Cash =    1%
Wells Fargo Outlook 2010 Fund
Stocks = 48%
Bonds =  51%
Cash =    1%
Wells Fargo Outlook 2020 Fund
Stocks = 65%
Bonds =  34%
Cash =    1%
Wells Fargo Outlook 2030 Fund
Stocks = 78%
Bonds =  21%
Cash =    1%
Wells Fargo Outlook 2040 Fund
Stocks = 89%
Bonds =  10%
Cash =    1%

   PORTFOLIO ALLOCATION BY ASSET CLASS 9 (as of February 29, 2004)
-------------------------------------------------------------------------------------------------------------
                                                Wells Fargo  Wells Fargo  Wells Fargo Wells Fargo  Wells Fargo
                                                  Outlook      Outlook      Outlook     Outlook      Outlook
                                                   Today        2010          2020        2030         2040
   Asset Class                                      Fund        Fund          Fund        Fund         Fund
   DOMESTIC STOCKS
-------------------------------------------------------------------------------------------------------------
   Large Cap Growth                                   9%         15%           21%         26%         32%
-------------------------------------------------------------------------------------------------------------
   Large Cap Value                                   13%         17%           22%         27%         32%
-------------------------------------------------------------------------------------------------------------
   Mid Cap Growth                                     0%          1%            2%          2%          2%
-------------------------------------------------------------------------------------------------------------
   Mid Cap Value                                      0%          0%            1%          2%          3%
-------------------------------------------------------------------------------------------------------------
   Small Cap Growth                                   2%          2%            1%          1%          1%
-------------------------------------------------------------------------------------------------------------
   Small Cap Value                                    2%          1%            1%          0%          0%
-------------------------------------------------------------------------------------------------------------
   INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------------------
   Europe/Australasia/Far East (except Japan)         7%          9%           13%         16%         16%
-------------------------------------------------------------------------------------------------------------
   Japan                                              2%          3%           4%          4%          3%
   BONDS
-------------------------------------------------------------------------------------------------------------
   Intermediate-Term Government                      64%         50%           29%         10%          1%
-------------------------------------------------------------------------------------------------------------
   Long-Term Government                               0%          1%            5%         11%          9%
   CASH EQUIVALENTS
-------------------------------------------------------------------------------------------------------------
   U.S. Treasury Bills                                1%          1%            1%          1%          1%
-------------------------------------------------------------------------------------------------------------
   Total                                            100%        100%          100%        100%        100%
   FUND CHARACTERISTICS 9 (as of February 29, 2004)
-------------------------------------------------------------------------------------------------------------
                                                Wells Fargo  Wells Fargo  Wells Fargo Wells Fargo  Wells Fargo
                                                  Outlook      Outlook      Outlook     Outlook      Outlook
                                                   Today        2010          2020        2030         2040
   Asset Class                                      Fund        Fund          Fund        Fund         Fund
-------------------------------------------------------------------------------------------------------------
   Weighted Average Coupon of Bond Portfolio       3.81%       4.14%         4.48%       5.97%       6.99%
-------------------------------------------------------------------------------------------------------------
   Weighted Average Maturity of
    Bond Portfolio                            3.77 years  3.87 years    6.40 years 12.99 years 17.69 years
-------------------------------------------------------------------------------------------------------------
   Estimated Duration of
    Bond Portfolio                            3.35 years  3.36 years    4.65 years  7.97 years 10.18 years
-------------------------------------------------------------------------------------------------------------

WELLS FARGO OUTLOOK FUNDS                                PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENT CHARTS 10
--------------------------------------------------------------------------------

                         Wells Fargo Outlook Today Fund
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

          Wells Fargo      Wells Fargo  Lehman Brothers      S & P    iMoneyNet All           MSCI       Wilshire          Russell
        Outlook Today    Outlook Today   Aggregate Bond        500    Taxable Money           EAFE           5000             3000
              Class A          Class I            Index      Index     Fund Average          Index          Index            Index
3/1/94          9,425           10,000           10,000     10,000            10,000        10,000         10,000           10,000
                9,295            9,862            9,753      9,564            10,025         9,569          9,547            9,563
                9,247            9,811            9,675      9,687            10,050         9,975          9,639            9,672
                9,257            9,821            9,674      9,845            10,079         9,918          9,733            9,778
                9,192            9,753            9,653      9,603            10,110        10,058          9,473            9,510
                9,344            9,914            9,845      9,919            10,142        10,154          9,755            9,805
                9,420            9,995            9,857     10,325            10,176        10,395         10,186           10,233
                9,292            9,859            9,712     10,073            10,212        10,067          9,988           10,015
                9,321            9,889            9,703     10,299            10,250        10,403         10,151           10,180
                9,206            9,767            9,682      9,924            10,289         9,902          9,779            9,809
                9,244            9,808            9,748     10,071            10,333         9,965          9,911            9,962
                9,400            9,973            9,941     10,332            10,378         9,582         10,126           10,180
2/28/95         9,623           10,210           10,178     10,734            10,422         9,554         10,529           10,595
                9,713           10,306           10,240     11,051            10,471        10,150         10,806           10,859
                9,851           10,452           10,384     11,376            10,519        10,532         11,074           11,142
               10,125           10,743           10,785     11,830            10,568        10,407         11,450           11,547
               10,221           10,844           10,864     12,104            10,616        10,225         11,815           11,880
               10,320           10,950           10,840     12,505            10,665        10,862         12,301           12,358
               10,389           11,023           10,971     12,537            10,713        10,448         12,420           12,468
               10,506           11,146           11,078     13,066            10,759        10,652         12,893           12,952
               10,536           11,178           11,222     13,019            10,807        10,365         12,764           12,840
               10,706           11,359           11,390     13,590            10,854        10,653         13,306           13,410
               10,831           11,492           11,550     13,852            10,902        11,083         13,522           13,629
               10,933           11,600           11,626     14,323            10,948        11,128         13,885           14,024
2/29/96        10,872           11,535           11,424     14,456            10,991        11,166         14,128           14,232
               10,849           11,510           11,344     14,595            11,036        11,403         14,282           14,376
               10,859           11,521           11,280     14,809            11,079        11,734         14,635           14,649
               10,869           11,532           11,257     15,190            11,125        11,518         15,034           15,024
               10,940           11,607           11,408     15,247            11,168        11,583         14,911           14,976
               10,846           11,507           11,439     14,573            11,214        11,245         14,106           14,192
               10,908           11,574           11,420     14,881            11,260        11,269         14,557           14,623
               11,136           11,815           11,618     15,717            11,305        11,569         15,331           15,418
               11,305           11,994           11,876     16,151            11,351        11,451         15,546           15,700
               11,579           12,286           12,079     17,370            11,397        11,907         16,577           16,807
               11,485           12,186           11,967     17,026            11,443        11,753         16,389           16,605
               11,593           12,300           12,004     18,091            11,490        11,342         17,266           17,524
2/28/97        11,604           12,312           12,034     18,232            11,533        11,528         17,258           17,543
               11,445           12,143           11,901     17,484            11,580        11,570         16,495           16,748
               11,631           12,340           12,079     18,526            11,627        11,631         17,214           17,574
               11,882           12,607           12,194     19,653            11,677        12,388         18,435           18,774
               12,088           12,826           12,339     20,533            11,727        13,071         19,281           19,555
               12,409           13,166           12,672     22,166            11,777        13,282         20,763           21,088
               12,243           12,990           12,564     20,924            11,828        12,290         19,983           20,232
               12,493           13,255           12,749     22,069            11,877        12,978         21,162           21,379
               12,471           13,232           12,934     21,332            11,928        11,980         20,457           20,661
               12,549           13,315           12,993     22,319            11,978        11,858         21,126           21,452
               12,683           13,457           13,125     22,703            12,031        11,961         21,517           21,881
               12,791           13,571           13,293     22,953            12,084        12,508         21,633           21,995
2/28/98        12,995           13,788           13,282     24,608            12,131        13,311         23,208           23,568
               13,172           13,976           13,327     25,868            12,183        13,721         24,368           24,737
               13,245           14,053           13,397     26,132            12,233        13,829         24,658           24,979
               13,221           14,027           13,524     25,682            12,286        13,762         24,002           24,362
               13,355           14,170           13,639     26,725            12,336        13,866         24,845           25,186
               13,331           14,144           13,667     26,442            12,389        14,006         24,301           24,727
               13,025           13,820           13,890     22,621            12,443        12,271         20,517           20,939
               13,337           14,150           14,215     24,071            12,494        11,894         21,857           22,367
               13,571           14,399           14,140     26,028            12,544        13,133         23,483           24,065
               13,731           14,569           14,220     27,605            12,591        13,806         24,962           25,537
               13,970           14,822           14,263     29,195            12,640        14,350         26,560           27,162
               14,062           14,919           14,364     30,416            12,688        14,307         27,537           28,085
2/28/99        13,825           14,668           14,113     29,470            12,732        13,966         26,538           27,091
               14,000           14,854           14,191     30,648            12,779        14,549         27,562           28,085
               14,145           15,008           14,236     31,834            12,825        15,138         28,882           29,352
               13,986           14,840           14,111     31,083            12,872        14,358         28,250           28,794
               14,144           15,007           14,066     32,808            12,918        14,918         29,713           30,248
               14,077           14,936           14,007     31,784            12,968        15,361         28,759           29,332
               14,051           14,908           14,000     31,627            13,018        15,418         28,492           28,997
               14,074           14,933           14,162     30,760            13,069        15,574         27,748           28,255
               14,249           15,119           14,214     32,707            13,122        16,158         29,513           30,026
               14,384           15,247           14,213     33,371            13,176        16,719         30,502           30,867
               14,598           15,462           14,145     35,336            13,233        18,220         32,817           32,837
               14,331           15,196           14,098     33,562            13,291        17,063         31,455           31,549
2/1/00         14,443           15,314           14,269     32,928            13,347        17,522         32,160           31,843
               14,813           15,704           14,457     36,149            13,407        18,202         34,070           34,336
               14,700           15,585           14,415     35,060            13,467        17,244         32,295           33,127
               14,658           15,541           14,408     34,342            13,532        16,824         31,168           32,197
               14,909           15,802           14,707     35,190            13,597        17,481         32,542           33,150
               14,895           15,787           14,841     34,641            13,666        16,749         31,878           32,563
               15,195           16,116           15,056     36,792            13,736        16,895         34,193           34,979
               15,097           16,024           15,151     34,850            13,803        16,072         32,596           33,394
               15,126           16,054           15,251     34,703            13,874        15,693         31,905           32,920
               15,040           15,979           15,501     31,969            13,943        15,104         28,730           29,885
               15,233           16,176           15,790     32,125            14,014        15,640         29,242           30,387
               15,433           16,401           16,049     33,266            14,081        15,633         30,362           31,426
2/28/01        15,279           16,224           16,188     30,235            14,138        14,460         27,483           28,554
               15,176           16,125           16,269     28,321            14,196        13,496         25,634           26,692
               15,331           16,304           16,201     30,519            14,248        14,434         27,743           28,833
               15,362           16,336           16,298     30,724            14,297        13,924         28,021           29,064
               15,331           16,316           16,360     29,977            14,340        13,355         27,550           28,529
               15,471           16,463           16,727     29,683            14,381        13,112         27,096           28,058
               15,378           16,365           16,919     27,828            14,420        12,780         25,456           26,403
               15,299           16,276           17,117     25,582            14,455        11,485         23,170           24,074
               15,551           16,540           17,475     26,071            14,484        11,779         23,759           24,635
               15,692           16,705           17,233     28,070            14,507        12,214         25,576           26,532
               15,737           16,748           17,123     28,318            14,527        12,286         26,037           26,906
               15,626           16,631           17,262     27,904            14,546        11,634         25,714           26,570
2/28/02        15,594           16,614           17,429     27,366            14,562        11,715         25,184           26,028
               15,722           16,743           17,140     28,394            14,579        12,349         26,287           27,168
               15,593           16,625           17,473     26,674            14,595        12,430         25,004           25,741
               15,609           16,642           17,621     26,479            14,611        12,588         24,709           25,443
               15,321           16,334           17,773     24,594            14,628        12,087         22,972           23,611
               15,014           16,012           17,988     22,678            14,644        10,894         21,118           21,734
               15,127           16,131           18,292     22,825            14,660        10,869         21,243           21,836
               14,646           15,622           18,588     20,346            14,674         9,702         19,112           19,541
               15,019           16,031           18,502     22,135            14,689        10,223         20,574           21,096
               15,294           16,321           18,497     23,436            14,702        10,687         21,815           22,373
               15,104           16,124           18,880     22,061            14,714        10,328         20,607           21,109
               14,921           15,949           18,897     21,485            14,724         9,897         20,087           20,591
2/3/03         14,871           15,897           19,158     21,163            14,733         9,669         19,748           20,252
               14,872           15,908           19,142     21,366            14,742         9,480         19,971           20,464
               15,355           16,417           19,301     23,126            14,751        10,409         21,609           22,136
               15,855           16,962           19,660     24,343            14,760        11,040         22,929           23,473
               15,949           17,055           19,621     24,654            14,767        11,307         23,268           23,790
               15,848           16,949           18,962     25,088            14,775        11,581         23,829           24,335
               15,982           17,108           19,087     25,578            14,780        11,860         24,401           24,875
               16,168           17,315           19,592     25,307            14,786        12,225         24,130           24,604
               16,386           17,546           19,409     26,738            14,792        12,987         25,604           26,093
               16,454           17,617           19,456     26,973            14,798        13,276         25,963           26,453
               16,826           18,041           19,654     28,386            14,806        14,313         27,129           27,662
               16,977           18,202           19,812     28,907            14,811        14,516         27,733           28,240
2/29/04        17,163           18,398           20,026     29,309            14,817        14,851         28,138           28,621


                                                     Wells Fargo Outlook 2010 Fund
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

          Wells Fargo      Wells Fargo  Lehman Brothers
         Outlook 2010     Outlook 2010        Aggregate      S & P 500         MSCI EAFE    Wilshire 5000   Russell 3000
              Class A          Class I       Bond Index          Index             Index            Index          Index
3/1/94          9,425           10,000           10,000         10,000            10,000           10,000         10,000
                9,276            9,841            9,753          9,564             9,569            9,547          9,563
                9,228            9,791            9,675          9,687             9,975            9,639          9,672
                9,266            9,831            9,674          9,845             9,918            9,733          9,778
                9,189            9,750            9,653          9,603            10,058            9,473          9,510
                9,360            9,931            9,845          9,919            10,154            9,755          9,805
                9,465           10,042            9,857         10,325            10,395           10,186         10,233
                9,319            9,888            9,712         10,073            10,067            9,988         10,015
                9,396            9,969            9,703         10,299            10,403           10,151         10,180
                9,195            9,756            9,682          9,924             9,902            9,779          9,809
                9,269            9,834            9,748         10,071             9,965            9,911          9,962
                9,444           10,020            9,941         10,332             9,582           10,126         10,180
2/28/95         9,737           10,331           10,178         10,734             9,554           10,529         10,595
                9,888           10,491           10,240         11,051            10,150           10,806         10,859
               10,075           10,689           10,384         11,376            10,532           11,074         11,142
               10,429           11,065           10,785         11,830            10,407           11,450         11,547
               10,570           11,214           10,864         12,104            10,225           11,815         11,880
               10,768           11,425           10,840         12,505            10,862           12,301         12,358
               10,808           11,467           10,971         12,537            10,448           12,420         12,468
               11,016           11,688           11,078         13,066            10,652           12,893         12,952
               11,016           11,688           11,222         13,019            10,365           12,764         12,840
               11,286           11,974           11,390         13,590            10,653           13,306         13,410
               11,453           12,151           11,550         13,852            11,083           13,522         13,629
               11,656           12,367           11,626         14,323            11,128           13,885         14,024
2/29/96        11,626           12,335           11,424         14,456            11,166           14,128         14,232
               11,639           12,349           11,344         14,595            11,403           14,282         14,376
               11,721           12,436           11,280         14,809            11,734           14,635         14,649
               11,804           12,524           11,257         15,190            11,518           15,034         15,024
               11,863           12,586           11,408         15,247            11,583           14,911         14,976
               11,625           12,334           11,439         14,573            11,245           14,106         14,192
               11,728           12,444           11,420         14,881            11,269           14,557         14,623
               12,099           12,837           11,618         15,717            11,569           15,331         15,418
               12,318           13,069           11,876         16,151            11,451           15,546         15,700
               12,818           13,600           12,079         17,370            11,907           16,577         16,807
               12,656           13,427           11,967         17,026            11,753           16,389         16,605
               12,932           13,721           12,004         18,091            11,342           17,266         17,524
2/28/97        12,975           13,766           12,034         18,232            11,528           17,258         17,543
               12,714           13,490           11,901         17,484            11,570           16,495         16,748
               13,068           13,866           12,079         18,526            11,631           17,214         17,574
               13,540           14,366           12,194         19,653            12,388           18,435         18,774
               13,905           14,753           12,339         20,533            13,071           19,281         19,555
               14,478           15,361           12,672         22,166            13,282           20,763         21,088
               14,056           14,914           12,564         20,924            12,290           19,983         20,232
               14,507           15,392           12,749         22,069            12,978           21,162         21,379
               14,300           15,172           12,934         21,332            11,980           20,457         20,661
               14,518           15,403           12,993         22,319            11,858           21,126         21,452
               14,714           15,612           13,125         22,703            11,961           21,517         21,881
               14,866           15,773           13,293         22,953            12,508           21,633         21,995
2/28/98        15,369           16,306           13,282         24,608            13,311           23,208         23,568
               15,760           16,722           13,327         25,868            13,721           24,368         24,737
               15,878           16,847           13,397         26,132            13,829           24,658         24,979
               15,772           16,734           13,524         25,682            13,762           24,002         24,362
               16,047           17,026           13,639         26,725            13,866           24,845         25,186
               15,976           16,951           13,667         26,442            14,006           24,301         24,727
               14,958           15,871           13,890         22,621            12,271           20,517         20,939
               15,474           16,418           14,215         24,071            11,894           21,857         22,367
               16,105           17,087           14,140         26,028            13,133           23,483         24,065
               16,522           17,530           14,220         27,605            13,806           24,962         25,537
               17,020           18,058           14,263         29,195            14,350           26,560         27,162
               17,275           18,328           14,364         30,416            14,307           27,537         28,085
2/28/99        16,893           17,923           14,113         29,470            13,966           26,538         27,091
               17,225           18,276           14,191         30,648            14,549           27,562         28,085
               17,571           18,643           14,236         31,834            15,138           28,882         29,352
               17,289           18,344           14,111         31,083            14,358           28,250         28,794
               17,672           18,750           14,066         32,808            14,918           29,713         30,248
               17,479           18,545           14,007         31,784            15,361           28,759         29,332
               17,415           18,477           14,000         31,627            15,418           28,492         28,997
               17,353           18,412           14,162         30,760            15,574           27,748         28,255
               17,781           18,866           14,214         32,707            16,158           29,513         30,026
               18,067           19,141           14,213         33,371            16,719           30,502         30,867
               18,569           19,668           14,145         35,336            18,220           32,817         32,837
               18,076           19,148           14,098         33,562            17,063           31,455         31,549
2/1/00         18,160           19,237           14,269         32,928            17,522           32,160         31,843
               18,901           20,030           14,457         36,149            18,202           34,070         34,336
               18,590           19,717           14,415         35,060            17,244           32,295         33,127
               18,434           19,553           14,408         34,342            16,824           31,168         32,197
               18,813           19,953           14,707         35,190            17,481           32,542         33,150
               18,684           19,818           14,841         34,641            16,749           31,878         32,563
               19,170           20,344           15,056         36,792            16,895           34,193         34,979
               18,866           19,990           15,151         34,850            16,072           32,596         33,394
               18,852           19,975           15,251         34,703            15,693           31,905         32,920
               18,406           19,507           15,501         31,969            15,104           28,730         29,885
               18,642           19,751           15,790         32,125            15,640           29,242         30,387
               18,988           20,131           16,049         33,266            15,633           30,362         31,426
2/28/01        18,416           19,529           16,188         30,235            14,460           27,483         28,554
               18,027           19,115           16,269         28,321            13,496           25,634         26,692
               18,557           19,674           16,201         30,519            14,434           27,743         28,833
               18,572           19,706           16,298         30,724            13,924           28,021         29,064
               18,403           19,527           16,360         29,977            13,355           27,550         28,529
               18,433           19,559           16,727         29,683            13,112           27,096         28,058
               18,098           19,205           16,919         27,828            12,780           25,456         26,403
               17,575           18,667           17,117         25,582            11,485           23,170         24,074
               17,913           19,023           17,475         26,071            11,779           23,759         24,635
               18,358           19,492           17,233         28,070            12,214           25,576         26,532
               18,448           19,601           17,123         28,318            12,286           26,037         26,906
               18,261           19,404           17,262         27,904            11,634           25,714         26,570
2/28/02        18,152           19,306           17,429         27,366            11,715           25,184         26,028
               18,504           19,673           17,140         28,394            12,349           26,287         27,168
               18,097           19,260           17,473         26,674            12,430           25,004         25,741
               18,065           19,227           17,621         26,479            12,588           24,709         25,443
               17,425           18,550           17,773         24,594            12,087           22,972         23,611
               16,827           17,919           17,988         22,678            10,894           21,118         21,734
               16,937           18,035           18,292         22,825            10,869           21,243         21,836
               15,924           16,964           18,588         20,346             9,702           19,112         19,541
               16,651           17,749           18,502         22,135            10,223           20,574         21,096
               17,157           18,284           18,497         23,436            10,687           21,815         22,373
               16,744           17,840           18,880         22,061            10,328           20,607         21,109
               16,489           17,587           18,897         21,485             9,897           20,087         20,591
2/3/03         16,361           17,452           19,158         21,163             9,669           19,748         20,252
               16,395           17,483           19,142         21,366             9,480           19,971         20,464
               17,100           18,247           19,301         23,126            10,409           21,609         22,136
               17,774           18,977           19,660         24,343            11,040           22,929         23,473
               17,902           19,109           19,621         24,654            11,307           23,268         23,790
               17,902           19,109           18,962         25,088            11,581           23,829         24,335
               18,111           19,348           19,087         25,578            11,860           24,401         24,875
               18,268           19,511           19,592         25,307            12,225           24,130         24,604
               18,671           19,956           19,409         26,738            12,987           25,604         26,093
               18,784           20,075           19,456         26,973            13,276           25,963         26,453
               19,350           20,693           19,654         28,386            14,313           27,129         27,662
               19,561           20,934           19,812         28,907            14,516           27,733         28,240
2/29/04        19,788           21,174           20,026         29,309            14,851           28,138         28,621


6


PERFORMANCE AT A GLANCE                                WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                          Wells Fargo Outlook 2020 Fund
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

          Wells Fargo      Wells Fargo  Lehman Brothers
         Outlook 2020          Outlook   Aggregate Bond      S & P 500            MSCI EAFE    Wilshire 5000   Russell 3000
              Class A     2020 Class I            Index          Index                Index            Index          Index

3/1/94          9,425           10,000           10,000         10,000               10,000           10,000         10,000
                9,248            9,812            9,753          9,564                9,569            9,547          9,563
                9,239            9,802            9,675          9,687                9,975            9,639          9,672
                9,295            9,862            9,674          9,845                9,918            9,733          9,778
                9,184            9,744            9,653          9,603               10,058            9,473          9,510
                9,364            9,935            9,845          9,919               10,154            9,755          9,805
                9,516           10,097            9,857         10,325               10,395           10,186         10,233
                9,334            9,903            9,712         10,073               10,067            9,988         10,015
                9,439           10,015            9,703         10,299               10,403           10,151         10,180
                9,200            9,761            9,682          9,924                9,902            9,779          9,809
                9,293            9,859            9,748         10,071                9,965            9,911          9,962
                9,495           10,074            9,941         10,332                9,582           10,126         10,180
2/28/95         9,814           10,412           10,178         10,734                9,554           10,529         10,595
               10,002           10,612           10,240         11,051               10,150           10,806         10,859
               10,225           10,849           10,384         11,376               10,532           11,074         11,142
               10,595           11,241           10,785         11,830               10,407           11,450         11,547
               10,774           11,431           10,864         12,104               10,225           11,815         11,880
               11,029           11,701           10,840         12,505               10,862           12,301         12,358
               11,058           11,733           10,971         12,537               10,448           12,420         12,468
               11,318           12,008           11,078         13,066               10,652           12,893         12,952
               11,278           11,966           11,222         13,019               10,365           12,764         12,840
               11,613           12,321           11,390         13,590               10,653           13,306         13,410
               11,814           12,534           11,550         13,852               11,083           13,522         13,629
               12,075           12,812           11,626         14,323               11,128           13,885         14,024
2/29/96        12,065           12,801           11,424         14,456               11,166           14,128         14,232
               12,106           12,844           11,344         14,595               11,403           14,282         14,376
               12,218           12,963           11,280         14,809               11,734           14,635         14,649
               12,350           13,103           11,257         15,190               11,518           15,034         15,024
               12,406           13,163           11,408         15,247               11,583           14,911         14,976
               12,038           12,773           11,439         14,573               11,245           14,106         14,192
               12,181           12,924           11,420         14,881               11,269           14,557         14,623
               12,665           13,437           11,618         15,717               11,569           15,331         15,418
               12,901           13,688           11,876         16,151               11,451           15,546         15,700
               13,590           14,419           12,079         17,370               11,907           16,577         16,807
               13,375           14,190           11,967         17,026               11,753           16,389         16,605
               13,769           14,609           12,004         18,091               11,342           17,266         17,524
2/28/97        13,833           14,677           12,034         18,232               11,528           17,258         17,543
               13,473           14,295           11,901         17,484               11,570           16,495         16,748
               13,955           14,806           12,079         18,526               11,631           17,214         17,574
               14,620           15,511           12,194         19,653               12,388           18,435         18,774
               15,115           16,037           12,339         20,533               13,071           19,281         19,555
               15,924           16,895           12,672         22,166               13,282           20,763         21,088
               15,288           16,220           12,564         20,924               12,290           19,983         20,232
               15,920           16,891           12,749         22,069               12,978           21,162         21,379
               15,562           16,512           12,934         21,332               11,980           20,457         20,661
               15,920           16,891           12,993         22,319               11,858           21,126         21,452
               16,169           17,156           13,125         22,703               11,961           21,517         21,881
               16,356           17,354           13,293         22,953               12,508           21,633         21,995
2/28/98        17,149           18,195           13,282         24,608               13,311           23,208         23,568
               17,757           18,840           13,327         25,868               13,721           24,368         24,737
               17,909           19,002           13,397         26,132               13,829           24,658         24,979
               17,698           18,778           13,524         25,682               13,762           24,002         24,362
               18,127           19,233           13,639         26,725               13,866           24,845         25,186
               17,974           19,071           13,667         26,442               14,006           24,301         24,727
               16,209           17,197           13,890         22,621               12,271           20,517         20,939
               16,893           17,924           14,215         24,071               11,894           21,857         22,367
               17,874           18,965           14,140         26,028               13,133           23,483         24,065
               18,572           19,705           14,220         27,605               13,806           24,962         25,537
               19,340           20,519           14,263         29,195               14,350           26,560         27,162
               19,752           20,957           14,364         30,416               14,307           27,537         28,085
2/28/99        19,211           20,383           14,113         29,470               13,966           26,538         27,091
               19,717           20,920           14,191         30,648               14,549           27,562         28,085
               20,286           21,523           14,236         31,834               15,138           28,882         29,352
               19,872           21,084           14,111         31,083               14,358           28,250         28,794
               20,544           21,798           14,066         32,808               14,918           29,713         30,248
               20,220           21,453           14,007         31,784               15,361           28,759         29,332
               20,116           21,343           14,000         31,627               15,418           28,492         28,997
               19,895           21,109           14,162         30,760               15,574           27,748         28,255
               20,664           21,925           14,214         32,707               16,158           29,513         30,026
               21,108           22,394           14,213         33,371               16,719           30,502         30,867
               21,993           23,349           14,145         35,336               18,220           32,817         32,837
               21,189           22,502           14,098         33,562               17,063           31,455         31,549
2/1/00         21,217           22,532           14,269         32,928               17,522           32,160         31,843
               22,454           23,846           14,457         36,149               18,202           34,070         34,336
               21,892           23,253           14,415         35,060               17,244           32,295         33,127
               21,503           22,858           14,408         34,342               16,824           31,168         32,197
               22,115           23,499           14,707         35,190               17,481           32,542         33,150
               21,826           23,209           14,841         34,641               16,749           31,878         32,563
               22,680           24,124           15,056         36,792               16,895           34,193         34,979
               21,992           23,388           15,151         34,850               16,072           32,596         33,394
               21,862           23,250           15,251         34,703               15,693           31,905         32,920
               20,846           22,180           15,501         31,969               15,104           28,730         29,885
               21,106           22,454           15,790         32,125               15,640           29,242         30,387
               21,597           22,988           16,049         33,266               15,633           30,362         31,426
2/28/01        20,414           21,726           16,188         30,235               14,460           27,483         28,554
               19,609           20,877           16,269         28,321               13,496           25,634         26,692
               20,595           21,933           16,201         30,519               14,434           27,743         28,833
               20,580           21,917           16,298         30,724               13,924           28,021         29,064
               20,230           21,548           16,360         29,977               13,355           27,550         28,529
               20,121           21,450           16,727         29,683               13,112           27,096         28,058
               19,456           20,732           16,919         27,828               12,780           25,456         26,403
               18,387           19,617           17,117         25,582               11,485           23,170         24,074
               18,775           20,027           17,475         26,071               11,779           23,759         24,635
               19,598           20,912           17,233         28,070               12,214           25,576         26,532
               19,731           21,039           17,123         28,318               12,286           26,037         26,906
               19,433           20,724           17,262         27,904               11,634           25,714         26,570
2/28/02        19,276           20,575           17,429         27,366               11,715           25,184         26,028
               19,779           21,119           17,140         28,394               12,349           26,287         27,168
               19,166           20,472           17,473         26,674               12,430           25,004         25,741
               19,087           20,389           17,621         26,479               12,588           24,709         25,443
               18,169           19,417           17,773         24,594               12,087           22,972         23,611
               17,285           18,466           17,988         22,678               10,894           21,118         21,734
               17,364           18,566           18,292         22,825               10,869           21,243         21,836
               16,027           17,133           18,588         20,346                9,702           19,112         19,541
               16,914           18,088           18,502         22,135               10,223           20,574         21,096
               17,595           18,826           18,497         23,436               10,687           21,815         22,373
               16,961           18,143           18,880         22,061               10,328           20,607         21,109
               16,659           17,840           18,897         21,485                9,897           20,087         20,591
2/3/03         16,453           17,622           19,158         21,163                9,669           19,748         20,252
               16,481           17,647           19,142         21,366                9,480           19,971         20,464
               17,388           18,627           19,301         23,126               10,409           21,609         22,136
               18,185           19,471           19,660         24,343               11,040           22,929         23,473
               18,348           19,658           19,621         24,654               11,307           23,268         23,790
               18,380           19,709           18,962         25,088               11,581           23,829         24,335
               18,668           20,014           19,087         25,578               11,860           24,401         24,875
               18,788           20,156           19,592         25,307               12,225           24,130         24,604
               19,365           20,785           19,409         26,738               12,987           25,604         26,093
               19,541           20,972           19,456         26,973               13,276           25,963         26,453
               20,296           21,775           19,654         28,386               14,313           27,129         27,662
               20,553           22,065           19,812         28,907               14,516           27,733         28,240
2/29/04        20,826           22,372           20,026         29,309               14,851           28,138         28,621

                                                     Wells Fargo Outlook 2030 Fund
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

          Wells Fargo      Wells Fargo  Lehman Brothers
         Outlook 2030     Outlook 2030   Aggregate Bond     S & P 500            MSCI EAFE    Wilshire 5000   Russell 3000
              Class A          Class I            Index         Index                Index            Index          Index

3/1/94          9,425           10,000           10,000        10,000               10,000           10,000         10,000
                9,144            9,702            9,753         9,564                9,569            9,547          9,563
                9,144            9,702            9,675         9,687                9,975            9,639          9,672
                9,210            9,772            9,674         9,845                9,918            9,733          9,778
                9,044            9,595            9,653         9,603               10,058            9,473          9,510
                9,262            9,827            9,845         9,919               10,154            9,755          9,805
                9,500           10,079            9,857        10,325               10,395           10,186         10,233
                9,284            9,851            9,712        10,073               10,067            9,988         10,015
                9,418            9,993            9,703        10,299               10,403           10,151         10,180
                9,150            9,708            9,682         9,924                9,902            9,779          9,809
                9,265            9,830            9,748        10,071                9,965            9,911          9,962
                9,477           10,055            9,941        10,332                9,582           10,126         10,180
2/28/95         9,805           10,403           10,178        10,734                9,554           10,529         10,595
               10,020           10,632           10,240        11,051               10,150           10,806         10,859
               10,273           10,899           10,384        11,376               10,532           11,074         11,142
               10,709           11,362           10,785        11,830               10,407           11,450         11,547
               10,915           11,581           10,864        12,104               10,225           11,815         11,880
               11,198           11,881           10,840        12,505               10,862           12,301         12,358
               11,227           11,912           10,971        12,537               10,448           12,420         12,468
               11,541           12,245           11,078        13,066               10,652           12,893         12,952
               11,482           12,182           11,222        13,019               10,365           12,764         12,840
               11,874           12,598           11,390        13,590               10,653           13,306         13,410
               12,114           12,853           11,550        13,852               11,083           13,522         13,629
               12,406           13,163           11,626        14,323               11,128           13,885         14,024
2/29/96        12,406           13,163           11,424        14,456               11,166           14,128         14,232
               12,461           13,221           11,344        14,595               11,403           14,282         14,376
               12,622           13,392           11,280        14,809               11,734           14,635         14,649
               12,784           13,564           11,257        15,190               11,518           15,034         15,024
               12,829           13,611           11,408        15,247               11,583           14,911         14,976
               12,381           13,136           11,439        14,573               11,245           14,106         14,192
               12,544           13,309           11,420        14,881               11,269           14,557         14,623
               13,114           13,913           11,618        15,717               11,569           15,331         15,418
               13,379           14,195           11,876        16,151               11,451           15,546         15,700
               14,228           15,096           12,079        17,370               11,907           16,577         16,807
               13,971           14,823           11,967        17,026               11,753           16,389         16,605
               14,443           15,324           12,004        18,091               11,342           17,266         17,524
2/28/97        14,517           15,402           12,034        18,232               11,528           17,258         17,543
               14,082           14,940           11,901        17,484               11,570           16,495         16,748
               14,661           15,555           12,079        18,526               11,631           17,214         17,574
               15,462           16,405           12,194        19,653               12,388           18,435         18,774
               16,077           17,057           12,339        20,533               13,071           19,281         19,555
               17,083           18,125           12,672        22,166               13,282           20,763         21,088
               16,246           17,237           12,564        20,924               12,290           19,983         20,232
               17,053           18,093           12,749        22,069               12,978           21,162         21,379
               16,574           17,585           12,934        21,332               11,980           20,457         20,661
               17,032           18,070           12,993        22,319               11,858           21,126         21,452
               17,344           18,402           13,125        22,703               11,961           21,517         21,881
               17,535           18,605           13,293        22,953               12,508           21,633         21,995
2/28/98        18,582           19,715           13,282        24,608               13,311           23,208         23,568
               19,374           20,556           13,327        25,868               13,721           24,368         24,737
               19,555           20,748           13,397        26,132               13,829           24,658         24,979
               19,273           20,449           13,524        25,682               13,762           24,002         24,362
               19,832           21,041           13,639        26,725               13,866           24,845         25,186
               19,617           20,813           13,667        26,442               14,006           24,301         24,727
               17,204           18,254           13,890        22,621               12,271           20,517         20,939
               18,002           19,100           14,215        24,071               11,894           21,857         22,367
               19,285           20,462           14,140        26,028               13,133           23,483         24,065
               20,217           21,450           14,220        27,605               13,806           24,962         25,537
               21,229           22,524           14,263        29,195               14,350           26,560         27,162
               21,756           23,083           14,364        30,416               14,307           27,537         28,085
2/28/99        21,045           22,329           14,113        29,470               13,966           26,538         27,091
               21,689           23,012           14,191        30,648               14,549           27,562         28,085
               22,439           23,808           14,236        31,834               15,138           28,882         29,352
               21,910           23,247           14,111        31,083               14,358           28,250         28,794
               22,794           24,185           14,066        32,808               14,918           29,713         30,248
               22,326           23,688           14,007        31,784               15,361           28,759         29,332
               22,153           23,505           14,000        31,627               15,418           28,492         28,997
               21,821           23,152           14,162        30,760               15,574           27,748         28,255
               22,847           24,240           14,214        32,707               16,158           29,513         30,026
               23,464           24,867           14,213        33,371               16,719           30,502         30,867
               24,723           26,202           14,145        35,336               18,220           32,817         32,837
               23,647           25,068           14,098        33,562               17,063           31,455         31,549
2/1/00         23,703           25,142           14,269        32,928               17,522           32,160         31,843
               25,358           26,884           14,457        36,149               18,202           34,070         34,336
               24,602           26,102           14,415        35,060               17,244           32,295         33,127
               24,042           25,511           14,408        34,342               16,824           31,168         32,197
               24,857           26,382           14,707        35,190               17,481           32,542         33,150
               24,478           25,982           14,841        34,641               16,749           31,878         32,563
               25,630           27,210           15,056        36,792               16,895           34,193         34,979
               24,534           26,056           15,151        34,850               16,072           32,596         33,394
               24,365           25,878           15,251        34,703               15,693           31,905         32,920
               22,945           24,382           15,501        31,969               15,104           28,730         29,885
               23,241           24,697           15,790        32,125               15,640           29,242         30,387
               23,844           25,348           16,049        33,266               15,633           30,362         31,426
2/28/01        22,213           23,613           16,188        30,235               14,460           27,483         28,554
               21,090           22,416           16,269        28,321               13,496           25,634         26,692
               22,371           23,798           16,201        30,519               14,434           27,743         28,833
               22,327           23,752           16,298        30,724               13,924           28,021         29,064
               21,869           23,255           16,360        29,977               13,355           27,550         28,529
               21,662           23,037           16,727        29,683               13,112           27,096         28,058
               20,732           22,055           16,919        27,828               12,780           25,456         26,403
               19,190           20,426           17,117        25,582               11,485           23,170         24,074
               19,634           20,910           17,475        26,071               11,779           23,759         24,635
               20,699           22,035           17,233        28,070               12,214           25,576         26,532
               20,877           22,241           17,123        28,318               12,286           26,037         26,906
               20,482           21,823           17,262        27,904               11,634           25,714         26,570
2/28/02        20,284           21,614           17,429        27,366               11,715           25,184         26,028
               20,962           22,328           17,140        28,394               12,349           26,287         27,168
               20,154           21,491           17,473        26,674               12,430           25,004         25,741
               20,032           21,362           17,621        26,479               12,588           24,709         25,443
               18,909           20,159           17,773        24,594               12,087           22,972         23,611
               17,747           18,945           17,988        22,678               10,894           21,118         21,734
               17,870           19,075           18,292        22,825               10,869           21,243         21,836
               16,247           17,341           18,588        20,346                9,702           19,112         19,541
               17,289           18,461           18,502        22,135               10,223           20,574         21,096
               18,117           19,354           18,497        23,436               10,687           21,815         22,373
               17,330           18,528           18,880        22,061               10,328           20,607         21,109
               17,010           18,189           18,897        21,485                9,897           20,087         20,591
2/3/03         16,754           17,918           19,158        21,163                9,669           19,748         20,252
               16,795           17,957           19,142        21,366                9,480           19,971         20,464
               17,885           19,113           19,301        23,126               10,409           21,609         22,136
               18,830           20,150           19,660        24,343               11,040           22,929         23,473
               19,028           20,357           19,621        24,654               11,307           23,268         23,790
               19,012           20,357           18,962        25,088               11,581           23,829         24,335
               19,398           20,767           19,087        25,578               11,860           24,401         24,875
               19,552           20,928           19,592        25,307               12,225           24,130         24,604
               20,261           21,699           19,409        26,738               12,987           25,604         26,093
               20,503           21,973           19,456        26,973               13,276           25,963         26,453
               21,402           22,930           19,654        28,386               14,313           27,129         27,662
               21,745           23,312           19,812        28,907               14,516           27,733         28,240
2/29/04        22,071           23,676           20,026        29,309               14,851           28,138         28,621


                                                                               7


WELLS FARGO OUTLOOK FUNDS                                PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

                          Wells Fargo Outlook 2040 Fund

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

               Wells Fargo       Wells Fargo      Lehman Brothers           S & P              MSCI          Wilshire       Russell
              Outlook 2040      Outlook 2040       Aggregate Bond             500              EAFE             5000          3000
                   Class A           Class I                Index           Index             Index             Index         Index
3/1/94               9,425            10,000               10,000          10,000            10,000            10,000        10,000
                     9,084             9,638                9,753           9,564             9,569             9,547         9,563
                     9,159             9,718                9,675           9,687             9,975             9,639         9,672
                     9,263             9,828                9,674           9,845             9,918             9,733         9,778
                     9,056             9,609                9,653           9,603            10,058             9,473         9,510
                     9,303             9,870                9,845           9,919            10,154             9,755         9,805
                     9,615            10,202                9,857          10,325            10,395            10,186        10,233
                     9,391             9,964                9,712          10,073            10,067             9,988        10,015
                     9,534            10,116                9,703          10,299            10,403            10,151        10,180
                     9,230             9,793                9,682           9,924             9,902             9,779         9,809
                     9,356             9,927                9,748          10,071             9,965             9,911         9,962
                     9,567            10,150                9,941          10,332             9,582            10,126        10,180
2/28/95              9,921            10,526               10,178          10,734             9,554            10,529        10,595
                    10,175            10,796               10,240          11,051            10,150            10,806        10,859
                    10,425            11,061               10,384          11,376            10,532            11,074        11,142
                    10,838            11,500               10,785          11,830            10,407            11,450        11,547
                    11,084            11,761               10,864          12,104            10,225            11,815        11,880
                    11,441            12,139               10,840          12,505            10,862            12,301        12,358
                    11,441            12,139               10,971          12,537            10,448            12,420        12,468
                    11,795            12,514               11,078          13,066            10,652            12,893        12,952
                    11,698            12,411               11,222          13,019            10,365            12,764        12,840
                    12,124            12,863               11,390          13,590            10,653            13,306        13,410
                    12,370            13,125               11,550          13,852            11,083            13,522        13,629
                    12,719            13,495               11,626          14,323            11,128            13,885        14,024
2/29/96             12,788            13,568               11,424          14,456            11,166            14,128        14,232
                    12,870            13,655               11,344          14,595            11,403            14,282        14,376
                    13,101            13,900               11,280          14,809            11,734            14,635        14,649
                    13,332            14,145               11,257          15,190            11,518            15,034        15,024
                    13,377            14,193               11,408          15,247            11,583            14,911        14,976
                    12,844            13,627               11,439          14,573            11,245            14,106        14,192
                    13,045            13,841               11,420          14,881            11,269            14,557        14,623
                    13,704            14,540               11,618          15,717            11,569            15,331        15,418
                    13,957            14,808               11,876          16,151            11,451            15,546        15,700
                    14,916            15,826               12,079          17,370            11,907            16,577        16,807
                    14,647            15,541               11,967          17,026            11,753            16,389        16,605
                    15,262            16,193               12,004          18,091            11,342            17,266        17,524
2/28/97             15,368            16,305               12,034          18,232            11,528            17,258        17,543
                    14,858            15,765               11,901          17,484            11,570            16,495        16,748
                    15,549            16,498               12,079          18,526            11,631            17,214        17,574
                    16,538            17,546               12,194          19,653            12,388            18,435        18,774
                    17,261            18,313               12,339          20,533            13,071            19,281        19,555
                    18,401            19,524               12,672          22,166            13,282            20,763        21,088
                    17,399            18,460               12,564          20,924            12,290            19,983        20,232
                    18,333            19,451               12,749          22,069            12,978            21,162        21,379
                    17,649            18,726               12,934          21,332            11,980            20,457        20,661
                    18,205            19,315               12,993          22,319            11,858            21,126        21,452
                    18,527            19,657               13,125          22,703            11,961            21,517        21,881
                    18,762            19,907               13,293          22,953            12,508            21,633        21,995
2/28/98             20,080            21,305               13,282          24,608            13,311            23,208        23,568
                    21,091            22,377               13,327          25,868            13,721            24,368        24,737
                    21,303            22,602               13,397          26,132            13,829            24,658        24,979
                    20,879            22,152               13,524          25,682            13,762            24,002        24,362
                    21,592            22,909               13,639          26,725            13,866            24,845        25,186
                    21,356            22,659               13,667          26,442            14,006            24,301        24,727
                    18,123            19,229               13,890          22,621            12,271            20,517        20,939
                    19,081            20,245               14,215          24,071            11,894            21,857        22,367
                    20,687            21,949               14,140          26,028            13,133            23,483        24,065
                    21,868            23,201               14,220          27,605            13,806            24,962        25,537
                    23,191            24,606               14,263          29,195            14,350            26,560        27,162
                    23,863            25,318               14,364          30,416            14,307            27,537        28,085
2/28/99             23,088            24,496               14,113          29,470            13,966            26,538        27,091
                    23,939            25,399               14,191          30,648            14,549            27,562        28,085
                    24,870            26,387               14,236          31,834            15,138            28,882        29,352
                    24,236            25,715               14,111          31,083            14,358            28,250        28,794
                    25,439            26,991               14,066          32,808            14,918            29,713        30,248
                    24,818            26,332               14,007          31,784            15,361            28,759        29,332
                    24,610            26,112               14,000          31,627            15,418            28,492        28,997
                    24,144            25,617               14,162          30,760            15,574            27,748        28,255
                    25,517            27,073               14,214          32,707            16,158            29,513        30,026
                    26,333            27,922               14,213          33,371            16,719            30,502        30,867
                    28,066            29,767               14,145          35,336            18,220            32,817        32,837
                    26,659            28,296               14,098          33,562            17,063            31,455        31,549
2/1/00              26,701            28,341               14,269          32,928            17,522            32,160        31,843
                    28,768            30,548               14,457          36,149            18,202            34,070        34,336
                    27,716            29,452               14,415          35,060            17,244            32,295        33,127
                    26,920            28,611               14,408          34,342            16,824            31,168        32,197
                    27,986            29,763               14,707          35,190            17,481            32,542        33,150
                    27,402            29,132               14,841          34,641            16,749            31,878        32,563
                    28,897            30,741               15,056          36,792            16,895            34,193        34,979
                    27,359            29,117               15,151          34,850            16,072            32,596        33,394
                    27,046            28,771               15,251          34,703            15,693            31,905        32,920
                    24,995            26,605               15,501          31,969            15,104            28,730        29,885
                    25,256            26,881               15,790          32,125            15,640            29,242        30,387
                    26,006            27,689               16,049          33,266            15,633            30,362        31,426
2/28/01             23,739            25,281               16,188          30,235            14,460            27,483        28,554
                    22,223            23,681               16,269          28,321            13,496            25,634        26,692
                    23,892            25,459               16,201          30,519            14,434            27,743        28,833
                    23,862            25,426               16,298          30,724            13,924            28,021        29,064
                    23,249            24,796               16,360          29,977            13,355            27,550        28,529
                    22,866            24,392               16,727          29,683            13,112            27,096        28,058
                    21,641            23,083               16,919          27,828            12,780            25,456        26,403
                    19,711            21,030               17,117          25,582            11,485            23,170        24,074
                    20,171            21,531               17,475          26,071            11,779            23,759        24,635
                    21,549            23,002               17,233          28,070            12,214            25,576        26,532
                    21,765            23,246               17,123          28,318            12,286            26,037        26,906
                    21,300            22,739               17,262          27,904            11,634            25,714        26,570
2/28/02             21,021            22,444               17,429          27,366            11,715            25,184        26,028
                    21,858            23,344               17,140          28,394            12,349            26,287        27,168
                    20,865            22,313               17,473          26,674            12,430            25,004        25,741
                    20,710            22,133               17,621          26,479            12,588            24,709        25,443
                    19,300            20,634               17,773          24,594            12,087            22,972        23,611
                    17,931            19,171               17,988          22,678            10,894            21,118        21,734
                    18,024            19,286               18,292          22,825            10,869            21,243        21,836
                    16,174            17,316               18,588          20,346             9,702            19,112        19,541
                    17,375            18,586               18,502          22,135            10,223            20,574        21,096
                    18,327            19,625               18,497          23,436            10,687            21,815        22,373
                    17,411            18,651               18,880          22,061            10,328            20,607        21,109
                    17,049            18,267               18,897          21,485             9,897            20,087        20,591
2/3/03              16,765            17,951               19,158          21,163             9,669            19,748        20,252
                    16,775            17,974               19,142          21,366             9,480            19,971        20,464
                    18,022            19,312               19,301          23,126            10,409            21,609        22,136
                    19,095            20,466               19,660          24,343            11,040            22,929        23,473
                    19,316            20,715               19,621          24,654            11,307            23,268        23,790
                    19,411            20,816               18,962          25,088            11,581            23,829        24,335
                    19,839            21,286               19,087          25,578            11,860            24,401        24,875
                    19,918            21,370               19,592          25,307            12,225            24,130        24,604
                    20,821            22,360               19,409          26,738            12,987            25,604        26,093
                    21,106            22,662               19,456          26,973            13,276            25,963        26,453
                    22,126            23,778               19,654          28,386            14,313            27,129        27,662
                    22,539            24,233               19,812          28,907            14,516            27,733        28,240
2/29/04             22,889            24,604               20,026          29,309            14,851            28,138        28,621

1 Performance shown for Class A, Class B and Class C shares of each of the WELLS FARGO OUTLOOK FUNDS (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the Outlook Today Fund (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the Outlook Today Fund adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other Outlook Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding Outlook Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the Outlook 2040 Fund (formerly LifePath 2040
Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the Outlook 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other Outlook Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding Outlook Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the WELLS FARGO OUTLOOK FUNDS for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS.
2 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge ("CDSC") for Class B shares is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Effective February 1, 2004, the 1.00% front-end sales charge for Class C shares was eliminated. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
3 The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.
4 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.
5 The Morgan Stanley Capital International/Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
6 The Fund has selected the Russell 3000 Index to replace the Wilshire 5000 Index going forward because the Russell 3000 Index is more representative of the breadth of the Fund's holdings. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest in an index.
7 "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
8 "Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Funds are not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and it makes no representation regarding the advisability of investing in the Funds. The Wilshire 5000 Index is comprised of over 6,500 U.S. equity securities with readily available price data. The Index includes all New York Stock Exchange and American Stock Exchange issues, and active over-the-counter equity issues. You cannot invest directly in an index.
9 Portfolio holdings and characteristics are subject to change.

PERFORMANCE AT A GLANCE                                WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

10 The charts compare the performance of the WELLS FARGO OUTLOOK FUNDS Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE, the iMoneyNet All Taxable Money Fund Average, the Russell 3000 Index and the Wilshire 5000 Index. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK  TODAY FUND    PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                            VALUE

COMMON STOCK - 34.85%
AGRICULTURAL PRODUCTION CROPS - 0.02%
     385 ALICO INCORPORATED                    $      14,726

AMUSEMENT & RECREATION SERVICES - 0.07%
     314 HARRAH'S ENTERTAINMENT INCORPORATED          16,312
     740 INTERNATIONAL GAME TECHNOLOGY                29,038
     753 PENN NATIONAL GAMING INCORPORATED+           19,774
                                                      65,124
                                               -------------
APPAREL & ACCESSORY STORES - 0.16%
     750 CHRISTOPHER & BANKS CORPORATION              13,973
   1,944 GAP INCORPORATED                             40,435
     556 KOHLS CORPORATION+                           28,634
   1,312 LIMITED BRANDS                               25,912
     766 NORDSTROM INCORPORATED                       29,981
                                                     138,935
                                               -------------
APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR MATERIALS - 0.10%
   3,402 BENETTON GROUP SPA ADR                       77,225
     271 LIZ CLAIBORNE INCORPORATED                   10,000
                                                      87,225
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
      86 AUTOZONE INCORPORATED+                        7,714
     289 CARMAX INCORPORATED+                          9,826
     590 MARINEMAX INCORPORATED+                      15,676
     364 UNITED AUTO GROUP INCORPORATED               10,331
                                                      43,547
                                               -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     388 RYDER SYSTEM INCORPORATED                    14,294
                                               -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.09%
     229 CENTEX CORPORATION                           24,457
      88 KB HOME                                       6,367
       1 MDC HOLDINGS INCORPORATED                        35
   1,794 VIVENDI UNIVERSAL SA ADR+                    51,757
                                                      82,616
                                               -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS - 0.26%
     442 CENTRAL GARDEN & PET COMPANY+                15,267
   3,821 HOME DEPOT INCORPORATED                     138,740
   1,244 LOWE'S COMPANIES INCORPORATED                69,664
     261 SHERWIN-WILLIAMS COMPANY                      9,135
                                                     232,806
                                               -------------
BUSINESS SERVICES - 2.06%
     690 ADOBE SYSTEMS INCORPORATED                   25,696
     290 ADVO INCORPORATED                             9,370
   1,325 AKAMAI TECHNOLOGIES INCORPORATED+            19,875
     354 ARBITRON INCORPORATED+                       14,734
     951 AUTOMATIC DATA PROCESSING INCORPORATED       40,370
     188 AVOCENT CORPORATION+                          7,270
     716 BEA SYSTEMS INCORPORATED+                     9,881

SHARES   SECURITY NAME                            VALUE

     585 BMC SOFTWARE INCORPORATED+            $      11,466
   2,366 CENDANT CORPORATION                          53,708
     568 CERTEGY INCORPORATED                         19,409
     571 CITRIX SYSTEMS INCORPORATED+                 12,094
     235 COGNIZANT TECHNOLOGY SOLUTIONS
           CORPORATION+                               11,148
   1,409 COMPUTER ASSOCIATES INTERNATIONAL
           INCORPORATED                               37,423
     552 COMPUTER SCIENCES CORPORATION+               23,068
   1,339 COMPUWARE CORPORATION+                       10,498
     707 DATASTREAM SYSTEMS INCORPORATED+              5,847
      98 DELUXE CORPORATION                            3,859
     459 DIGIMARC CORPORATION+                         5,696
   1,176 EBAY INCORPORATED+                           80,979
   1,614 ELECTRO RENT CORPORATION                     14,574
     592 ELECTRONIC ARTS INCORPORATED+                27,919
   1,200 ELECTRONIC DATA SYSTEMS CORPORATION          22,980
   2,605 ENTERASYS NETWORKS INCORPORATED+             11,853
     416 EQUIFAX INCORPORATED                         10,903
     418 F5 NETWORKS INCORPORATED+                    13,832
     209 FACTSET RESEARCH SYSTEMS INCORPORATED         7,697
   1,242 FALCONSTOR SOFTWARE INCORPORATED+             9,290
   1,834 FIRST DATA CORPORATION                       75,157
      60 HUDSON HIGHLAND GROUP INCORPORATED+           1,357
     370 HYPERION SOLUTIONS CORPORATION+              13,224
     713 IMS HEALTH INCORPORATED                      17,668
   1,042 INTERPUBLIC GROUP OF COMPANIES
           INCORPORATED+                              17,662
     356 INTUIT INCORPORATED+                         15,792
  17,178 MICROSOFT CORPORATION                       455,217
     364 MONSTER WORLDWIDE INCORPORATED+               8,008
     212 NCR CORPORATION+                              9,489
     814 NOVELL INCORPORATED+                          8,287
     444 OMNICOM GROUP INCORPORATED                   36,319
   8,705 ORACLE CORPORATION+                         112,120
      11 PALMSOURCE INCORPORATED+                        213
   1,000 PEOPLESOFT INCORPORATED+                     21,580
     142 RADISYS CORPORATION+                          2,912
   3,567 RENTOKIL INITIAL PLC ADR                     64,707
     982 REUTERS GROUP PLC ADR                        43,041
   1,531 SAP AG                                       60,628
     713 SECURE COMPUTING CORPORATION+                10,310
   1,378 SIEBEL SYSTEMS INCORPORATED+                 17,997
   7,434 SUN MICROSYSTEMS INCORPORATED+               39,698
   1,021 SUNGARD DATA SYSTEMS INCORPORATED+           29,680
     658 SYMANTEC CORPORATION+                        27,070
     336 SYNOPSYS INCORPORATED+                        9,905
     583 TRANSACTION SYSTEMS ARCHITECTS
           INCORPORATED CLASS A+                      10,488
     995 UNISYS CORPORATION+                          14,059
   1,943 VASTERA INCORPORATED+                         7,131
     905 VERITAS SOFTWARE CORPORATION+                27,530
     336 VERITY INCORPORATED+                          5,561
     319 WEBSENSE INCORPORATED+                        8,709
   1,264 WPP GROUP PLC ADR                            71,151
   1,400 YAHOO! INCORPORATED+                         62,160
                                                   1,826,269
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004     WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
CHEMICALS & ALLIED PRODUCTS - 3.41%
   2,404 ABBOTT LABORATORIES                   $     102,891
     439 AIR PRODUCTS & CHEMICALS
           INCORPORATED                               21,177
   2,644 AKZO NOBEL NV ADR                           102,719
     216 ALBERTO-CULVER COMPANY CLASS B                8,873
   2,228 AMGEN INCORPORATED+                         141,545
   2,237 ASTRAZENECA PLC ADR                         108,763
   1,146 AVENTIS SA ADR                               88,529
      99 AVERY DENNISON CORPORATION                    6,274
     353 AVON PRODUCTS INCORPORATED                   24,922
     144 BARR LABORATORIES INCORPORATED+              11,147
   2,906 BRISTOL-MYERS SQUIBB COMPANY                 80,845
     489 CHIRON CORPORATION+                          23,917
     421 CLOROX COMPANY                               20,654
     812 COLGATE PALMOLIVE COMPANY                    45,025
   1,400 CORIXA CORPORATION+                           8,526
   1,572 DOW CHEMICAL COMPANY                         68,335
   1,395 DU PONT (E.I.) DE NEMOURS                    62,901
     113 EASTMAN CHEMICAL COMPANY                      4,786
     305 ECOLAB INCORPORATED                           8,330
   1,771 ELI LILLY & COMPANY                         130,948
     646 FOREST LABORATORIES INCORPORATED+            48,760
     256 GENENTECH INCORPORATED+                      27,620
     555 GENZYME CORPORATION+                         28,183
     457 GEORGIA GULF CORPORATION                     12,435
     325 GILEAD SCIENCES INCORPORATED+                17,618
   1,427 GILLETTE COMPANY                             54,925
   3,238 GLAXOSMITHKLINE PLC ADR                     138,004
     293 GREAT LAKES CHEMICAL CORPORATION              7,442
     464 INTERNATIONAL FLAVORS &
           FRAGRANCES INCORPORATED                    16,978
     900 KING PHARMACEUTICALS INCORPORATED+           17,343
     316 MARTEK BIOSCIENCES CORPORATION+              18,789
     546 MEDIMMUNE INCORPORATED+                      14,027
   3,560 MERCK & COMPANY INCORPORATED                171,165
     235 MGI PHARMA INCORPORATED+                     11,543
     568 MILLENNIUM PHARMACEUTICALS
           INCORPORATED+                              10,116
     578 MONSANTO COMPANY                             19,097
     269 NEUROCRINE BIOSCIENCES INCORPORATED+         14,956
   3,583 NOVARTIS AG ADR                             158,190
   1,104 NOVO NORDISK A/S ADR                         51,678
   1,307 ORASURE TECHNOLOGIES INCORPORATED+           11,449
     163 OSI PHARMACEUTICALS INCORPORATED+             5,338
     273 PENWEST PHARMACEUTICALS COMPANY+              4,556
  12,249 PFIZER INCORPORATED                         448,926
     419 PPG INDUSTRIES INCORPORATED                  24,591
     394 PRAXAIR INCORPORATED                         14,310
   1,761 PROCTER & GAMBLE COMPANY                    180,520
   1,362 ROCHE HOLDING AG ADR                        140,484
     510 ROHM & HAAS COMPANY                          20,273
   3,467 SCHERING-PLOUGH CORPORATION                  62,267
     300 SEPRACOR INCORPORATED+                        8,526
   7,000 SHISEIDO COMPANY LIMITED                     83,031
     111 SIGMA-ALDRICH CORPORATION                     6,346
   2,292 UNIFI INCORPORATED+                          10,818
     298 WATSON PHARMACEUTICALS INCORPORATED+         13,684
   2,053 WYETH                                        81,094
                                                   3,026,189
                                               -------------

SHARES   SECURITY NAME                            VALUE

COMMUNICATIONS - 2.09%
     557 ALLTEL CORPORATION                    $      28,853
   1,937 AT&T CORPORATION                             38,798
   6,650 AT&T WIRELESS SERVICES INCORPORATED+         90,307
   1,061 AVAYA INCORPORATED+                          18,196
     871 BEASLEY BROADCAST GROUP
           INCORPORATED CLASS A+                      16,244
   3,874 BELLSOUTH CORPORATION                       106,767
   1,139 BRITISH SKY BROADCASTING GROUP
           PLC ADR+                                   61,700
   2,005 BT GROUP PLC ADR                             67,488
     593 CENTURYTEL INCORPORATED                      16,942
   1,302 CLEAR CHANNEL COMMUNICATIONS
           INCORPORATED                               56,038
   8,091 COMCAST CORPORATION CLASS A+                243,054
   3,827 DEUTSCHE TELEKOM AG ADR                      75,277
     490 ECHOSTAR COMMUNICATIONS
           CORPORATION CLASS A+                       17,699
   1,569 FRANCE TELECOM SA ADR+                       43,430
       1 ITC DELTACOM INCORPORATED+                        7
     170 LIBERTY CORPORATION                           8,585
   1,837 NEXTEL COMMUNICATIONS
           INCORPORATED CLASS A+                      48,662
   1,658 NIPPON TELEGRAPH AND TELEPHONE
           CORPORATION ADR                            38,598
   1,502 NTT DOCOMO INCORPORATED ADR                  31,362
   3,975 QWEST COMMUNICATIONS
           INTERNATIONAL INCORPORATED+                18,206
   6,549 SBC COMMUNICATIONS INCORPORATED             157,242
   2,309 SPRINT CORPORATION-FON GROUP                 40,939
   3,205 SPRINT CORPORATION-PCS GROUP+                28,845
     699 TELECOM CORPORATION OF
           NEW ZEALAND LIMITED ADR                    22,074
   2,598 TELEFONICA SA ADR+                          127,848
   1,134 TIVO INCORPORATED+                           12,122
     656 UNIVISION COMMUNICATIONS
           INCORPORATED CLASS A+                      23,373
   5,425 VERIZON COMMUNICATIONS INCORPORATED         207,940
   8,160 VODAFONE GROUP PLC ADR                      203,755
                                                   1,850,351
                                               -------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.01%
     246 EMCOR GROUP INCORPORATED+                     9,213
                                               -------------
DEPOSITORY INSTITUTIONS - 4.51%
   3,862 ABN AMRO HOLDING NV ADR                      89,791
   2,122 ALLIED IRISH BANKS PLC ADR                   65,358
   1,098 AMSOUTH BANCORPORATION                       27,779
   5,215 BANCO BILBAO VIZCAYA
           ARGENTARIA SA ADR                          72,019
   5,739 BANCO SANTANDER
           CENTRAL HISPANO SA ADR                     66,745
   2,895 BANK OF AMERICA CORPORATION                 237,158
   1,927 BANK OF NEW YORK
           COMPANY INCORPORATED                       63,591
   2,220 BANK ONE CORPORATION                        119,836
     574 BANKUNITED FINANCIAL
           CORPORATION CLASS A+                       15,825

WELLS FARGO OUTLOOK  TODAY FUND    PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   3,203 BARCLAYS PLC ADR                      $     118,031
   1,318 BB&T CORPORATION                             48,964
   3,818 BNP PARIBAS SA ADR                          120,613
   1,159 CASCADE BANCORP                              26,541
   1,333 CENTRAL COAST BANCORP+                       23,638
     590 CHARTER ONE FINANCIAL INCORPORATED           21,370
     416 CHITTENDEN CORPORATION                       13,720
  10,378 CITIGROUP INCORPORATED                      521,598
     517 CITY BANK LYNNWOOD WASHINGTON                17,407
   1,248 COASTAL FINANCIAL CORPORATION                20,704
     293 COMERICA INCORPORATED                        16,859
     410 CORUS BANKSHARES INCORPORATED                16,650
   1,319 DEUTSCHE BANK AG                            114,120
     888 FIFTH THIRD BANCORP                          49,746
     196 FIRST BANCORP PUERTO RICO                     8,320
   1,419 FIRST NIAGARA FINANCIAL GROUP
           INCORPORATED                               20,689
     449 FIRST OF LONG ISLAND CORPORATION             22,001
     153 FIRST TENNESSEE NATIONAL CORPORATION          7,075
     772 FIRSTFED AMERICA BANCORP INCORPORATED        21,508
   2,677 FLEETBOSTON FINANCIAL CORPORATION           120,545
     125 GOLDEN WEST FINANCIAL CORPORATION            14,427
   2,791 HBOS PLC ADR                                113,510
   2,635 HSBC HOLDINGS PLC ADR                       215,411
   1,334 HUNTINGTON BANCSHARES INCORPORATED           30,855
     260 ITLA CAPITAL CORPORATION+                    12,477
   4,530 JP MORGAN CHASE & COMPANY                   185,821
   1,000 KEYCORP                                      32,420
     727 MARSHALL & ILSLEY CORPORATION                28,804
     616 MB FINANCIAL INCORPORATED                    22,995
     921 MELLON FINANCIAL CORPORATION                 29,822
     592 NATIONAL AUSTRALIA BANK LIMITED              70,922
   1,093 NATIONAL CITY CORPORATION                    39,020
     549 NEW YORK COMMUNITY
           BANCORP INCORPORATED                       19,281
     558 NORTHERN TRUST CORPORATION                   27,705
     330 PNC FINANCIAL SERVICES GROUP                 19,345
     501 REGIONS FINANCIAL CORPORATION                18,487
   3,666 SAN PAOLO-IMI SPA                            95,206
     785 SOUTHTRUST CORPORATION                       26,376
     784 STATE STREET CORPORATION                     42,124
   1,040 SUN BANCORP INCORPORATED NEW JERSEY+         26,832
     402 SUNTRUST BANKS INCORPORATED                  29,069
   1,148 SYNOVUS FINANCIAL CORPORATION                28,757
     555 UNION PLANTERS CORPORATION                   16,639
   4,304 US BANCORP                                  122,793
   1,088 USB HOLDING COMPANY INCORPORATED             25,329
   2,664 WACHOVIA CORPORATION                        127,792
   1,662 WASHINGTON MUTUAL INCORPORATED               74,690
   3,180 WELLS FARGO & COMPANY++                     182,373
   2,385 WESTPAC BANKING CORPORATION ADR             155,979
     515 WINTRUST FINANCIAL CORPORATION               24,771
     446 WSFS FINANCIAL CORPORATION                   21,636
     559 YARDVILLE NATIONAL BANCORP                   13,550
     233 ZIONS BANCORPORATION                         13,577
                                                   3,996,996
                                               -------------

SHARES   SECURITY NAME                            VALUE

EATING & DRINKING PLACES - 0.18%
     594 DARDEN RESTAURANTS INCORPORATED       $      14,494
   2,816 MCDONALD'S CORPORATION                       79,693
     262 P.F. CHANG'S CHINA BISTRO
           INCORPORATED+                              12,751
     343 RARE HOSPITALITY INTERNATIONAL
           INCORPORATED+                               9,817
     487 WENDY'S INTERNATIONAL INCORPORATED           19,806
     546 YUM! BRANDS INCORPORATED+                    20,218
                                                     156,779
                                               -------------
EDUCATIONAL SERVICES - 0.08%
     405 APOLLO GROUP INCORPORATED CLASS A+           30,841
     233 CORINTHIAN COLLEGES INCORPORATED+            14,015
     242 ITT EDUCATIONAL SERVICES INCORPORATED+        9,189
     155 STRAYER EDUCATION INCORPORATED               16,842
                                                      70,887
                                               -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.43%
   2,178 AES CORPORATION+                             19,733
   1,156 ALLIED WASTE INDUSTRIES INCORPORATED+        14,600
     421 AMEREN CORPORATION                           19,956
     968 AMERICAN ELECTRIC POWER
           COMPANY INCORPORATED                       33,396
     685 AMERICAN STATES WATER COMPANY                16,851
     409 BLACK HILLS CORPORATION                      12,516
   2,000 CALPINE CORPORATION+                         11,020
   1,316 CENTERPOINT ENERGY INCORPORATED              13,765
     212 CH ENERGY GROUP INCORPORATED                 10,430
     523 CINERGY CORPORATION                          20,496
   1,745 CMS ENERGY CORPORATION+                      16,054
     464 CONSOLIDATED EDISON INCORPORATED             20,495
     607 CONSTELLATION ENERGY GROUP INCORPORATED      24,128
     516 DOMINION RESOURCES INCORPORATED              32,420
     166 DTE ENERGY COMPANY                            6,716
   2,159 DUKE ENERGY CORPORATION                      47,412
   1,802 E.ON AG                                     122,716
   1,252 EDISON INTERNATIONAL                         28,909
   2,372 EL PASO CORPORATION                          17,648
   6,728 ENDESA SA ADR                               133,349
     361 ENTERGY CORPORATION                          21,404
     473 EXELON CORPORATION                           31,757
     680 FIRSTENERGY CORPORATION                      26,268
     399 FPL GROUP INCORPORATED                       26,194
     182 KINDER MORGAN INCORPORATED                   11,231
   3,094 NATIONAL GRID TRANSCO PLC                   125,616
     278 NICOR INCORPORATED                           10,047
     807 NISOURCE INCORPORATED                        17,520
     600 PEOPLES ENERGY CORPORATION                   26,754
   1,222 PG&E CORPORATION+                            34,424
     483 PROGRESS ENERGY INCORPORATED                 22,295
     402 PUBLIC SERVICE ENTERPRISE
           GROUP INCORPORATED                         18,950
   3,575 SCOTTISH POWER PLC                           99,528
     252 SEMPRA ENERGY                                 7,988
     442 SOUTH JERSEY INDUSTRIES INCORPORATED         18,608
   1,340 SOUTHERN COMPANY                         40,629
      40 TEXAS GENCO HOLDINGS INCORPORATED             1,474
     600 TXU CORPORATION                              16,878

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004     WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     370 UIL HOLDINGS CORPORATION              $      17,801
     889 WASTE MANAGEMENT INCORPORATED                25,337
   1,785 WILLIAMS COMPANIES INCORPORATED              16,904
   1,566 XCEL ENERGY INCORPORATED                     27,358
                                                   1,267,575
                                               -------------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 3.01%
     955 ACUITY BRANDS INCORPORATED                   23,331
   1,080 ADVANCED MICRO DEVICES
           INCORPORATED+                              16,200
     773 ALTERA CORPORATION+                          17,068
     218 AMETEK INCORPORATED                          10,824
     612 ANALOG DEVICES INCORPORATED                  30,539
   1,454 ANDREW CORPORATION+                          25,910
   1,214 APPLIED MICRO CIRCUITS CORPORATION+           7,842
     546 BROADCOM CORPORATION CLASS A+                22,157
   1,156 CANON INCORPORATED ADR                       56,817
     721 CATAPULT COMMUNICATIONS CORPORATION+         15,321
   2,484 CHARTERED SEMICONDUCTOR+                     24,790
   2,189 CIENA CORPORATION+                           12,543
     728 COMVERSE TECHNOLOGY INCORPORATED+            14,356
   2,126 CONEXANT SYSTEMS INCORPORATED+               15,626
     312 COOPER INDUSTRIES LIMITED CLASS A            16,508
     238 CREE INCORPORATED+                            5,700
     757 CUBIC CORPORATION                            19,296
     584 EMERSON ELECTRIC COMPANY                     36,488
   1,340 FUJITSU LIMITED ADR                          40,350
  15,591 GENERAL ELECTRIC COMPANY                    507,019
  10,224 INTEL CORPORATION                           298,848
     311 INTERDIGITAL COMMUNICATIONS
           CORPORATION+                                8,260
   2,641 INTERNATIONAL BUSINESS MACHINES
           CORPORATION                               254,856
     757 JABIL CIRCUIT INCORPORATED+                  21,181
   5,369 JDS UNIPHASE CORPORATION+                    26,308
     454 KLA-TENCOR CORPORATION+                      23,971
   2,408 KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
           NV NY SHARES                               73,251
     482 LINEAR TECHNOLOGY CORPORATION                19,275
   1,809 LSI LOGIC CORPORATION+                       18,271
     692 MAXIM INTEGRATED PRODUCTS INCORPORATED       34,538
     242 MAYTAG CORPORATION                            6,832
   1,345 MEDIS TECHNOLOGIES LIMITED+                  21,654
   1,764 MICRON TECHNOLOGY INCORPORATED+              26,531
     708 MINDSPEED TECHNOLOGIES INCORPORATED+          6,287
   8,000 MINEBEA COMPANY LIMITED ADR                  74,098
     800 MOLEX INCORPORATED                           25,344
   4,837 MOTOROLA INCORPORATED                        89,243
     584 MYKROLIS CORPORATION+                         8,807
     449 NATIONAL SEMICONDUCTOR CORPORATION+          17,673
   1,047 NETWORK APPLIANCE INCORPORATED+              22,678
   3,960 NOKIA OYJ ADR                                86,209
     385 NOVELLUS SYSTEMS INCORPORATED+               12,378
     540 NVIDIA CORPORATION+                          12,015
   2,604 OMRON CORPORATION                            56,603
   1,898 PIONEER CORPORATION                          52,575
     707 PMC-SIERRA INCORPORATED+                     14,069

SHARES   SECURITY NAME                            VALUE

     250 QLOGIC CORPORATION+                   $      10,450
   1,346 QUALCOMM INCORPORATED                        85,404
     318 RAMBUS INCORPORATED+                         10,300
     835 REMEC INCORPORATED+                           5,845
   1,900 SANMINA-SCI CORPORATION+                     24,111
     242 SEACHANGE INTERNATIONAL
           INCORPORATED+                               4,172
     913 SKYWORKS SOLUTIONS INCORPORATED+             10,299
   3,506 SOLECTRON CORPORATION+                       22,403
   1,001 SONY CORPORATION ADR                         40,981
   1,658 STMICROELECTRONICS NV NY SHARES              42,859
   1,791 TELLABS INCORPORATED+                        17,373
   3,003 TEXAS INSTRUMENTS INCORPORATED               92,042
     462 THOMAS & BETTS CORPORATION+                   9,975
     457 TOLLGRADE COMMUNICATIONS INCORPORATED+        8,057
   1,886 VITESSE SEMICONDUCTOR CORPORATION+           15,069
     193 WHIRLPOOL CORPORATION                        14,077
     599 XILINX INCORPORATED+                         25,182
                                                   2,669,039
                                               -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES - 0.20%
     921 ANTIGENICS INCORPORATED+                      9,311
     286 ATRIX LABORATORIES INCORPORATED+              7,739
     450 CHARLES RIVER ASSOCIATES INCORPORATED+       15,669
     250 CORPORATE EXECUTIVE BOARD COMPANY            12,468
   2,107 FIRST CONSULTING GROUP INCORPORATED+         13,969
     437 FLUOR CORPORATION                            18,018
   1,982 GENE LOGIC INCORPORATED+                     11,317
     337 MOODY'S CORPORATION                          22,532
     983 PAYCHEX INCORPORATED                         31,623
     771 PER-SE TECHNOLOGIES INCORPORATED+            11,735
     289 QUEST DIAGNOSTICS INCORPORATED               23,949
                                                     178,330
                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.20%
     133 BALL CORPORATION                              8,588
     606 CRANE COMPANY                                19,477
     211 FORTUNE BRANDS INCORPORATED                  15,082
     507 GRIFFON CORPORATION+                         11,397
   1,342 GULF ISLAND FABRICATION INCORPORATED         26,867
     540 ILLINOIS TOOL WORKS INCORPORATED             42,941
     976 MASCO CORPORATION                            27,367
     159 SIMPSON MANUFACTURING COMPANY
           INCORPORATED                                7,506
     286 SNAP-ON INCORPORATED                          9,152
     578 WATTS WATER TECHNOLOGIES
           INCORPORATED                               13,375
                                                     181,752
                                               -------------
FINANCIAL SERVICES - 0.02%
     846 JANUS CAPITAL GROUP INCORPORATED             14,484
                                               -------------
FOOD & KINDRED PRODUCTS - 1.31%
      52 ADOLPH COORS COMPANY CLASS B                  3,525
     129 AMERICAN ITALIAN PASTA COMPANY
           CLASS A                                     5,250
     862 ANHEUSER-BUSCH COMPANIES
           INCORPORATED                               45,876
   2,080 ARCHER-DANIELS-MIDLAND COMPANY               35,776
   3,929 CADBURY SCHWEPPES PLC ADR                   133,075
     880 CAMPBELL SOUP COMPANY                        24,605
   3,372 COCA COLA COMPANY                           168,465

WELLS FARGO OUTLOOK  TODAY FUND    PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,029 COCA COLA ENTERPRISES INCORPORATED    $      23,986
   1,116 CONAGRA FOODS INCORPORATED                   30,344
     208 DEL MONTE FOODS COMPANY+                      2,267
   2,028 DIAGEO PLC ADR                              114,886
     548 GENERAL MILLS INCORPORATED                   25,197
     498 HEINZ (HJ) COMPANY                           19,029
     981 HERCULES INCORPORATED+                       11,674
     103 HERSHEY FOODS CORPORATION                     8,539
     764 KELLOGG COMPANY                              30,170
   8,545 KIRIN BREWERY COMPANY LIMITED                79,041
   3,116 NESTLE SA ADR                               205,476
     518 PEPSI BOTTLING GROUP INCORPORATED            14,986
   2,383 PEPSICO INCORPORATED                        123,678
   1,400 SARA LEE CORPORATION                         30,548
   1,464 TOPPS COMPANY INCORPORATED                   13,454
     258 WRIGLEY (WM) JR COMPANY                      14,510
                                                   1,164,357
                                               -------------
FOOD STORES - 0.28%
     636 ALBERTSON'S INCORPORATED                     15,735
   2,395 COLES MYER LIMITED ADR                      114,050
     404 GREAT ATLANTIC & PACIFIC TEA COMPANY
           INCORPORATED+                               3,212
   5,252 KONINKLIJKE AHOLD NV ADR+                    44,117
   1,575 KROGER COMPANY+                              30,271
     281 PANERA BREAD COMPANY+                        10,891
     717 STARBUCKS CORPORATION+                       26,823
     398 WINN-DIXIE STORES INCORPORATED                2,436
                                                     247,535
                                               -------------
FORESTRY - 0.04%
     505 WEYERHAEUSER COMPANY                         32,951
                                               -------------
FURNITURE & FIXTURES - 0.04%
     737 LEGGETT & PLATT INCORPORATED                 18,034
     589 NEWELL RUBBERMAID INCORPORATED               15,073
                                                      33,107
                                               -------------
GENERAL MERCHANDISE STORES - 0.29%
     658 BIG LOTS INCORPORATED+                        9,475
     962 DOLLAR GENERAL CORPORATION                   21,058
     525 FEDERATED DEPARTMENT STORES
           INCORPORATED                               27,494
     402 FRED'S INCORPORATED                          11,200
     600 JC PENNEY COMPANY INCORPORATED               18,522
     600 MAY DEPARTMENT STORES COMPANY                21,132
     586 SEARS ROEBUCK & COMPANY                      27,548
     309 SHOPKO STORES INCORPORATED+                   4,719
   1,967 TARGET CORPORATION                           86,469
   1,094 TJX COMPANIES INCORPORATED                   25,764
                                                     253,381
                                               -------------
HEALTH SERVICES - 0.20%
     329 APRIA HEALTHCARE GROUP INCORPORATED+         10,284
     767 BIOGEN IDEC INCORPORATED+                    42,530
   1,295 HCA INCORPORATED                             55,063
     629 MANOR CARE INCORPORATED                      22,273
     461 MATRIA HEALTHCARE INCORPORATED+              13,623

SHARES   SECURITY NAME                            VALUE

     648 SIERRA HEALTH SERVICES
           INCORPORATED+                       $      21,663
   1,340 TENET HEALTHCARE CORPORATION+                16,107
                                                     181,543
                                               -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.29%
     784 ALEXANDRIA REAL ESTATE EQUITIES
           INCORPORATED                               48,122
   2,022 BOYKIN LODGING COMPANY                       18,663
     126 CAPITAL AUTOMOTIVE                            4,302
     558 CHELSEA PROPERTY GROUP INCORPORATED          33,117
     883 ENTERTAINMENT PROPERTIES TRUST               33,510
     889 EQUITY OFFICE PROPERTIES TRUST               25,372
     936 EQUITY RESIDENTIAL                           27,846
   1,033 HOME PROPERTIES INCORPORATED                 41,888
     485 SIMON PROPERTY GROUP INCORPORATED            26,428
                                                     259,248
                                               -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.14%
     558 BED BATH & BEYOND INCORPORATED+              22,811
     613 BEST BUY COMPANY INCORPORATED                32,642
     480 BROOKSTONE INCORPORATED+                     11,880
     921 CIRCUIT CITY STORES INCORPORATED             10,297
     255 COST PLUS INCORPORATED+                       9,879
     485 MOVIE GALLERY INCORPORATED                    9,700
     549 RADIOSHACK CORPORATION                       18,973
     639 ULTIMATE ELECTRONICS INCORPORATED+            4,671
                                                     120,853
                                               -------------
HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.05%
   1,685 HILTON HOTELS CORPORATION                    27,011
     470 MARRIOTT INTERNATIONAL
           INCORPORATED CLASS A                       20,976
                                                      47,987
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT - 1.50%
   1,112 3M COMPANY                                   86,758
     925 APPLE COMPUTER INCORPORATED+                 22,135
   3,008 APPLIED MATERIALS INCORPORATED+              63,890
     760 BAKER HUGHES INCORPORATED                    28,591
     172 BLACK & DECKER CORPORATION                    8,865
     284 BRIGGS & STRATTON CORPORATION                19,411
   1,450 BROCADE COMMUNICATIONS SYSTEMS
           INCORPORATED+                              10,107
     812 CATERPILLAR INCORPORATED                     61,509
  11,425 CISCO SYSTEMS INCORPORATED+                 263,918
     402 COMPUTER NETWORK TECHNOLOGY
           CORPORATION+                                4,084
     462 DEERE & COMPANY                              29,674
   3,972 DELL INCORPORATED+                          129,686
     719 DOVER CORPORATION                            28,178
   4,817 EMC CORPORATION+                             68,979
     375 GARDNER DENVER INCORPORATED+                 10,913
   2,893 GATEWAY INCORPORATED+                        15,709
     707 GENERAL BINDING CORPORATION+                 11,871
     321 GLOBAL IMAGING SYSTEMS INCORPORATED+          9,681
     640 HITACHI LIMITED ADR                          41,920

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004     WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     407 INGERSOLL-RAND COMPANY CLASS A        $      27,057
     623 JUNIPER NETWORKS INCORPORATED+               16,117
     620 KADANT INCORPORATED+                         12,865
     176 LEXMARK INTERNATIONAL INCORPORATED+          14,483
     450 LUFKIN INDUSTRIES INCORPORATED               13,725
   7,066 MAKITA CORPORATION                           84,085
   6,604 NEC CORPORATION ADR                          48,671
     665 PALL CORPORATION                             17,403
     557 PALMONE INCORPORATED+                         5,587
      34 PITNEY BOWES INCORPORATED                     1,406
     308 SANDISK CORPORATION+                          7,811
   1,671 SIEMENS AG                                  130,004
     360 STANLEY WORKS                                13,943
     777 WATSCO INCORPORATED                          21,259
     379 WESTERN DIGITAL CORPORATION+                  4,317
                                                   1,334,612
                                               -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.22%
     622 ACE LIMITED                                  27,965
     622 AON CORPORATION                              16,315
     238 HILB, ROGAL & HAMILTON COMPANY                8,758
     878 HUMANA INCORPORATED+                         19,246
     795 MARSH & MCLENNAN COMPANIES
           INCORPORATED                               38,152
     403 MEDCO HEALTH SOLUTIONS
           INCORPORATED+                              13,162
   1,614 METLIFE INCORPORATED                         56,732
     900 UNUMPROVIDENT CORPORATION                    13,338
                                                     193,668
                                               -------------
INSURANCE CARRIERS - 1.55%
   1,783 AEGON NV                                     26,513
     347 AETNA INCORPORATED                           28,034
   1,179 AFLAC INCORPORATED                           47,879
   1,188 ALLSTATE CORPORATION                         54,208
     252 AMBAC FINANCIAL GROUP INCORPORATED           19,706
   5,224 AMERICAN INTERNATIONAL GROUP
           INCORPORATED                              386,576
     435 ANTHEM INCORPORATED+                         37,388
   3,440 AXA ADR                                      79,464
     465 CHUBB CORPORATION                            33,006
     290 CIGNA CORPORATION                            16,075
     411 CINCINNATI FINANCIAL CORPORATION             18,511
     581 HARTFORD FINANCIAL SERVICES GROUP
           INCORPORATED                               38,055
   3,630 ING GROEP NV ADR                             89,262
     655 JOHN HANCOCK FINANCIAL SERVICES
           INCORPORATED                               27,602
     354 KANSAS CITY LIFE INSURANCE COMPANY           15,994
     217 LANDAMERICA FINANACIAL GROUP
           INCORPORATED                               10,156
     598 LINCOLN NATIONAL CORPORATION                 27,765
     113 LOEWS CORPORATION                             6,813
      26 MARKEL CORPORATION+                           7,076
     281 MBIA INCORPORATED                            18,487
     213 MGIC INVESTMENT CORPORATION                  14,096
     743 MILLEA HOLDINGS INCORPORATED                 47,894
     777 PRINCIPAL FINANCIAL GROUP
           INCORPORATED                               28,127
     483 PROASSURANCE CORPORATION+                    16,316

SHARES   SECURITY NAME                            VALUE

     436 PROGRESSIVE CORPORATION               $      36,040
   1,123 PRUDENTIAL FINANCIAL INCORPORATED            52,096
     225 SAFECO CORPORATION                           10,125
     413 ST PAUL COMPANIES INCORPORATED               17,652
     180 TORCHMARK CORPORATION                         9,382
   1,809 TRAVELERS PROPERTY CASUALTY
           CORPORATION CLASS B                        32,996
   1,026 UNITEDHEALTH GROUP INCORPORATED              63,612
     353 WELLPOINT HEALTH
           NETWORKS INCORPORATED+                     38,396
     290 XL CAPITAL LIMITED CLASS A                   22,231
                                                   1,377,533
                                               -------------
LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE - 0.01%
     771 CHAMPION ENTERPRISES INCORPORATED+            8,211
                                               -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.90%
     766 ADVANCED MEDICAL OPTICS
           INCORPORATED+                              17,618
     919 AGILENT TECHNOLOGIES INCORPORATED+           31,421
   1,242 AKSYS LIMITED+                                9,924
     231 ALLERGAN INCORPORATED                        20,222
     314 ANALOGIC CORPORATION                         13,091
     601 ANAREN INCORPORATED+                         10,319
     768 APPLERA CORPORATION-APPLIED
           BIOSYSTEMS GROUP                           17,510
     356 BAUSCH & LOMB INCORPORATED                   21,143
   1,092 BAXTER INTERNATIONAL INCORPORATED            31,799
     330 BECTON DICKINSON & COMPANY                   16,055
     517 BIOMET INCORPORATED                          20,153
   1,340 BOSTON SCIENTIFIC CORPORATION+               54,739
     585 CONMED CORPORATION+                          16,877
     121 CR BARD INCORPORATED                         11,421
     388 CYBERONICS INCORPORATED+                      9,475
     383 DANAHER CORPORATION                          34,328
     700 EASTMAN KODAK COMPANY                        19,978
     126 ESCO TECHNOLOGIES INCORPORATED+               5,695
     354 FLIR SYSTEMS INCORPORATED+                   13,689
     594 GUIDANT CORPORATION                          40,475
     338 INTEGRA LIFESCIENCES HOLDINGS+               10,718
   1,969 MEDTRONIC INCORPORATED                       92,346
     176 MILLIPORE CORPORATION+                        9,214
     332 OCULAR SCIENCES INCORPORATED+                 9,482
     493 POLYMEDICA CORPORATION                       12,527
     660 RAYTHEON COMPANY                             20,064
     155 RESMED INCORPORATED+                          7,294
     390 RICOH COMPANY LIMITED ADR                    39,443
     245 ST JUDE MEDICAL INCORPORATED+                17,799
     307 STRYKER CORPORATION                          27,240
     648 TERADYNE INCORPORATED+                       15,973
     928 THERMO ELECTRON CORPORATION+                 26,049
     374 TRIMBLE NAVIGATION LIMITED+                  12,394
     647 VIASYS HEALTHCARE INCORPORATED+              14,169
     835 X-RITE INCORPORATED                          12,249
   2,219 XEROX CORPORATION+                           31,377
     328 ZIMMER HOLDINGS INCORPORATED+                24,810
                                                     799,080
                                               -------------

WELLS FARGO OUTLOOK  TODAY FUND    PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
METAL MINING - 0.21%
   1,312 NEWMONT MINING CORPORATION            $      57,007
     416 PHELPS DODGE CORPORATION+                    35,884
     889 RIO TINTO PLC ADR                            97,701
                                                     190,592
                                               -------------
MINING & QUARRYING OF NONMETALLIC MINERALS,
EXCEPT FUELS - 0.02%
     453 VULCAN MATERIALS COMPANY                     21,427
                                               -------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.66%
     340 EATON CORPORATION                            19,904
   1,264 HASBRO INCORPORATED                          27,644
   6,553 HEWLETT-PACKARD COMPANY                     148,819
     145 ITT INDUSTRIES INCORPORATED                  10,947
   4,363 JOHNSON & JOHNSON                           235,209
   1,008 MATTEL INCORPORATED                          19,152
   4,443 TYCO INTERNATIONAL LIMITED                  126,936
                                                     588,611
                                               -------------
MISCELLANEOUS RETAIL - 0.71%
     642 1-800-FLOWERS.COM
           INCORPORATED CLASS A+                       6,028
     873 COSTCO WHOLESALE CORPORATION+                33,986
     918 CVS CORPORATION                              34,425
     633 DILLARDS INCORPORATED CLASS A                11,141
     578 GSI COMMERCE INCORPORATED+                    5,445
     771 HANCOCK FABRICS INCORPORATED DELEWARE        12,991
     485 J JILL GROUP INCORPORATED+                    7,488
     380 LONGS DRUG STORES CORPORATION                 7,938
     636 OFFICE DEPOT INCORPORATED+                   11,085
   1,257 PC CONNECTION INCORPORATED+                  10,773
     235 SPORTS AUTHORITY INCORPORATED+                9,748
   1,104 STAPLES INCORPORATED+                        28,947
   6,373 WAL-MART STORES INCORPORATED                379,576
   1,667 WALGREEN COMPANY                             59,445
     735 WHITEHALL JEWELLERS INCORPORATED+             6,902
                                                     625,918
                                               -------------
MISCELLANEOUS SERVICES - 0.06%
   3,507 ADECCO SA ADR                                43,978
     152 D&B CORPORATION+                              8,089
                                                      52,067
                                               -------------
MOTION PICTURES - 0.32%
   9,720 TIME WARNER INCORPORATED+                   167,670
   4,368 WALT DISNEY COMPANY                         115,883
                                                     283,553
                                               -------------
MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.18%
     394 LANDSTAR SYSTEM INCORPORATED+                14,062
   1,837 UNITED PARCEL SERVICE INCORPORATED
           CLASS B                                   129,747
     400 USF CORPORATION                              14,140
                                                     157,949
                                               -------------


SHARES   SECURITY NAME                            VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.68%
   1,997 AMERICAN EXPRESS COMPANY              $     106,680
     597 CAPITAL ONE FINANCIAL CORPORATION            42,220
   1,035 CHARTER MUNICIPAL MORTGAGE
           ACCEPTANCE COMPANY                         22,573
     446 COUNTRYWIDE FINANCIAL CORPORATION            40,867
   1,376 FANNIE MAE                                  103,062
   1,184 FREDDIE MAC                                  73,313
   2,668 MBNA CORPORATION                             72,916
   1,477 ORIX CORPORATION ADR                         68,311
   1,122 PROVIDIAN FINANCIAL CORPORATION+             14,508
     630 SLM CORPORATION                              26,391
     264 WFS FINANCIAL INCORPORATED+                  11,711
     899 WORLD ACCEPTANCE CORPORATION+                19,347
                                                     601,899
                                               -------------
OIL & GAS EXTRACTION - 1.01%
     569 ANADARKO PETROLEUM CORPORATION               29,161
     694 APACHE CORPORATION                           28,572
   4,349 BHP BILLITON LIMITED ADR                     83,109
     561 BURLINGTON RESOURCES INCORPORATED            32,841
     523 DEVON ENERGY CORPORATION                     29,696
     990 ENI SPA ADR                                  97,832
     518 EVERGREEN RESOURCES INCORPORATED+            17,042
   1,339 HALLIBURTON COMPANY                          42,794
     434 KERR-MCGEE CORPORATION                       22,677
   2,034 MAGNUM HUNTER RESOURCES INCORPORATED+        18,693
     475 NABORS INDUSTRIES LIMITED+                   22,491
     185 NOBLE CORPORATION+                            7,511
     885 PLAINS EXPLORATION & PRODUCTION
           COMPANY+                                   14,434
     885 PLAINS RESOURCES INCORPORATED+               15,151
   4,609 REPSOL YPF SA ADR                            94,899
     481 ROWAN COMPANIES INCORPORATED+                11,304
   1,067 SCHLUMBERGER LIMITED                         68,811
     950 SOUTHWESTERN ENERGY COMPANY+                 21,337
     315 STONE ENERGY CORPORATION+                    14,188
   1,768 TOTAL SA ADR                                162,638
   1,104 TRANSOCEAN INCORPORATED+                     32,546
     667 UNOCAL CORPORATION                           25,346
                                                     893,073
                                               -------------
PAPER & ALLIED PRODUCTS - 0.32%
     235 BEMIS COMPANY INCORPORATED                   12,004
     338 BOISE CASCADE CORPORATION                    11,391
     481 CHESAPEAKE CORPORATION                       12,097
   1,152 GLATFELTER                                   13,421
     955 INTERNATIONAL PAPER COMPANY                  42,268
     620 KIMBERLY-CLARK CORPORATION                   40,102
     497 MEADWESTVACO CORPORATION                     14,562
     632 PACTIV CORPORATION+                          13,582
     528 POTLATCH CORPORATION                         22,387
   2,578 STORA ENSO OYJ                               34,416
     231 TEMPLE-INLAND INCORPORATED                   15,050
   2,814 UPM-KYMMENE OYJ ADR                          55,351
                                                     286,631
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004     WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
PERSONAL SERVICES - 0.06%
     535 CINTAS CORPORATION                    $      22,850
     283 H & R BLOCK INCORPORATED                     15,296
     270 REGIS CORPORATION                            11,669
                                                      49,815
                                               -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.35%
     121 AMERADA HESS CORPORATION                      7,786
      17 ASHLAND INCORPORATED                            814
   3,754 BP PLC ADR                                  184,697
   2,113 CHEVRONTEXACO CORPORATION                   186,684
   1,303 CONOCOPHILLIPS                               89,738
  13,329 EXXON MOBIL CORPORATION                     562,084
     669 MARATHON OIL CORPORATION                     23,509
   2,478 ROYAL DUTCH PETROLEUM COMPANY               122,884
     371 SUNOCO INCORPORATED                          22,816
                                                   1,201,012
                                               -------------
PRIMARY METAL INDUSTRIES - 0.26%
   2,332 ALCOA INCORPORATED                           87,380
     707 ENGELHARD CORPORATION                        20,517
   3,828 KUBOTA CORPORATION ADR                       86,857
     581 UNITED STATES STEEL CORPORATION              21,352
     803 WORTHINGTON INDUSTRIES INCORPORATED          13,916
                                                     230,022
                                               -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
     721 AMERICAN GREETINGS CORPORATION CLASS A+      16,345
     771 BOWNE & COMPANY INCORPORATED                 12,490
     413 CONSOLIDATED GRAPHICS INCORPORATED+          15,388
     377 DOW JONES & COMPANY INCORPORATED             18,360
     395 GANNETT COMPANY INCORPORATED                 34,077
     107 KNIGHT-RIDDER INCORPORATED                    7,999
     367 MCGRAW-HILL COMPANIES INCORPORATED           28,688
     304 MEREDITH CORPORATION                         15,291
     448 NEW YORK TIMES COMPANY CLASS A               20,447
   1,126 NEWS CORPORATION LIMITED                     42,169
   6,527 PEARSON PLC                                  77,215
   2,929 REED ELSEVIER NV ADR                         81,397
     654 RR DONNELLEY & SONS COMPANY                  20,771
     499 TRIBUNE COMPANY                              24,920
   3,657 VIACOM INCORPORATED CLASS B                 140,648
                                                     556,205
                                               -------------
RAILROAD TRANSPORTATION - 0.08%
     522 BURLINGTON NORTHERN
           SANTA FE CORPORATION                       16,798
     453 CSX CORPORATION                              14,283
     896 NORFOLK SOUTHERN CORPORATION                 19,856
     316 UNION PACIFIC CORPORATION                    20,110
                                                      71,047
                                               -------------
REAL ESTATE - 0.02%
   2,786 STEWART ENTERPRISES INCORPORATED
           CLASS A+                                   16,800
                                               -------------

SHARES   SECURITY NAME                            VALUE

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.13%
     796 A SCHULMAN INCORPORATED               $      14,861
     749 COOPER TIRE & RUBBER COMPANY                 14,943
     451 NIKE INCORPORATED CLASS B                    33,036
     305 SEALED AIR CORPORATION+                      15,204
     811 TUPPERWARE CORPORATION                       15,490
     557 WEST PHARMACEUTICAL SERVICES
           INCORPORATED                               20,542
                                                     114,076
                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.78%
     181 BEAR STEARNS COMPANIES INCORPORATED          15,899
   3,650 CHARLES SCHWAB CORPORATION                   44,676
   2,347 CREDIT SUISSE GROUP ADR                      85,971
     651 FRANKLIN RESOURCES INCORPORATED              36,781
   1,007 GOLDMAN SACHS GROUP INCORPORATED            106,611
     600 LEHMAN BROTHERS HOLDINGS INCORPORATED        52,026
   2,039 MERRILL LYNCH & COMPANY INCORPORATED        124,807
   2,331 MORGAN STANLEY                              139,301
   3,672 NOMURA HOLDINGS INCORPORATED ADR             58,605
      43 PIPER JAFFRAY COMPANIES INCORPORATED+         2,215
     420 T ROWE PRICE GROUP INCORPORATED              22,088
                                                     688,980
                                               -------------
STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.40%
   3,378 CORNING INCORPORATED+                        42,394
      10 EAGLE MATERIALS INCORPORATED                    583
      34 EAGLE MATERIALS INCORPORATED CLASS B          1,913
   2,582 HANSON PLC ADR                              104,958
   4,589 HOLCIM LIMITED ADR                          118,966
   3,922 LAFARGE SA ADR                               85,343
                                                     354,157
                                               -------------
TEXTILE MILL PRODUCTS - 0.04%
   1,764 INTERFACE INCORPORATED+                      13,301
     592 OXFORD INDUSTRIES INCORPORATED               26,018
                                                      39,319
                                               -------------
TOBACCO PRODUCTS - 0.25%
   3,221 ALTRIA GROUP INCORPORATED                   185,369
     125 UNIVERSAL CORPORATION                         6,302
     732 UST INCORPORATED                             27,875
                                                     219,546
                                               -------------
TRANSPORTATION BY AIR - 0.28%
   9,391 BAA PLC ADR                                  91,496
   1,284 DELTA AIR LINES INCORPORATED                 11,530
     647 FEDEX CORPORATION                            44,436
   4,419 JAPAN AIRLINES SYSTEM ADR                    69,970
   2,334 SOUTHWEST AIRLINES COMPANY                   32,233
                                                     249,665
                                               -------------

WELLS FARGO OUTLOOK  TODAY FUND    PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
TRANSPORTATION EQUIPMENT - 1.01%
   3,458 BAE SYSTEMS PLC ADR                   $      48,836
   1,489 BOEING COMPANY                               64,578
     496 BRUNSWICK CORPORATION                        19,522
   1,989 DAIMLERCHRYSLER AG                           89,366
   1,607 DELPHI CORPORATION                           16,391
   4,409 FIAT SPA ADR                                 34,258
   4,200 FORD MOTOR COMPANY                           57,750
     389 GENERAL DYNAMICS CORPORATION                 35,835
   1,173 GENERAL MOTORS CORPORATION                   56,445
     447 GOODRICH CORPORATION                         13,182
     458 HARLEY-DAVIDSON INCORPORATED                 24,329
   2,198 HONDA MOTOR COMPANY LIMITED ADR              47,938
   1,976 HONEYWELL INTERNATIONAL INCORPORATED         69,259
     496 JOHNSON CONTROLS INCORPORATED                28,927
     785 LOCKHEED MARTIN CORPORATION                  36,330
     320 NORTHROP GRUMMAN CORPORATION                 32,355
     426 PACCAR INCORPORATED                          23,605
     205 SEQUA CORPORATION+                           10,672
   1,026 SPORTS RESORTS INTERNATIONAL
           INCORPORATED+                               4,812
     149 SUPERIOR INDUSTRIES
           INTERNATIONAL INCORPORATED                  5,096
     317 TEXTRON INCORPORATED                         17,543
     370 THOR INDUSTRIES INCORPORATED                 10,985
   1,237 TOYOTA MOTOR CORPORATION ADR                 85,514
     713 UNITED TECHNOLOGIES CORPORATION              65,674
                                                     899,202
                                               -------------
TRANSPORTATION SERVICES - 0.02%
     270 EXPEDITORS INTERNATIONAL OF
           WASHINGTON INCORPORATED                    10,406
     454 SABRE HOLDINGS CORPORATION                   10,301
                                                      20,707
                                               -------------
WATER TRANSPORTATION - 0.08%
   1,243 CARNIVAL CORPORATION                         55,152
     427 KIRBY CORPORATION+                           13,579
                                                      68,731
                                               -------------
WHOLESALE TRADE - NON-DURABLE GOODS - 0.21%
     321 ADVANCED MARKETING SERVICES
           INCORPORATED                                3,473
     275 AMERISOURCEBERGEN CORPORATION                15,958
     106 BROWN-FORMAN CORPORATION CLASS B              5,179
     774 CARDINAL HEALTH INCORPORATED                 50,488
     672 MCKESSON CORPORATION                         18,352
     977 SAFEWAY INCORPORATED+                        22,344
     655 SUPERVALU INCORPORATED                       18,537
   1,255 SYSCO CORPORATION                            49,761
                                                     184,092
                                               -------------

SHARES   SECURITY NAME                            VALUE

WHOLESALE TRADE - DURABLE GOODS - 0.29%
     524 1-800 CONTACTS INCORPORATED+          $      10,349
     276 IMAGISTICS INTERNATIONAL
           INCORPORATED+                              12,406
     518 KYOCERA CORPORATION ADR                      38,125
   2,698 MITSUBISHI CORPORATION ADR                   53,239
     397 MITSUI & COMPANY LIMITED ADR                 61,202
   1,848 NISSAN MOTOR COMPANY LIMITED ADR             40,933
   6,014 SUMITOMO MITSUI FINANCIAL                    33,466
     237 WW GRAINGER INCORPORATED                     11,198
                                                     260,918
                                               -------------

TOTAL COMMON STOCK
(COST $27,495,060)                                30,907,217
                                               -------------

                            INTEREST
                            RATE      MATURITY
PRINCIPAL                   %             DATE
US TREASURY SECURITIES - 63.66%

US TREASURY BONDS - 1.99%
 $  300,000 US TREASURY BOND 10.75  08/15/2005       340,606
  1,380,000 US TREASURY BOND  3.25  08/15/2007     1,421,615
                                                   1,762,221
                                               -------------
US TREASURY NOTES - 61.67%
  3,850,000 US TREASURY NOTE  6.50  05/15/2005     4,092,130
  1,390,000 US TREASURY NOTE  6.75  05/15/2005     1,481,544
 10,350,000 US TREASURY NOTE  1.25  05/31/2005    10,351,211
  1,595,000 US TREASURY NOTE  5.75  11/15/2005     1,709,454
    990,000 US TREASURY NOTE  1.88  12/31/2005       995,646
  2,120,000 US TREASURY NOTE  5.63  02/15/2006     2,284,548
  4,710,000 US TREASURY NOTE  2.00  05/15/2006     4,736,310
  2,155,000 US TREASURY NOTE  6.50  10/15/2006     2,403,752
    450,000 US TREASURY NOTE  6.25  02/15/2007       503,279
  2,750,000 US TREASURY NOTE  6.13  08/15/2007     3,095,040
  2,990,000 US TREASURY NOTE  5.63  05/15/2008     3,343,427
    590,000 US TREASURY NOTE  3.38  11/15/2008       603,067
  3,335,000 US TREASURY NOTE  4.75  11/15/2008     3,613,526
  1,930,000 US TREASURY NOTE  3.38  12/15/2008     1,971,238
    600,000 US TREASURY NOTE  5.50  05/15/2009       673,898
  3,000,000 US TREASURY NOTE  5.00  02/15/2011     3,282,186
  4,070,000 US TREASURY NOTE  5.00  08/15/2011     4,442,499
    390,000 US TREASURY NOTE  4.88  02/15/2012       421,550
  1,840,000 US TREASURY NOTE  4.00  11/15/2012     1,865,802
  2,820,000 US TREASURY NOTE  3.88  02/15/2013     2,825,398
                                                  54,695,505
                                               -------------

TOTAL US TREASURY SECURITIES
 (COST $54,923,228)                               56,457,726
                                               -------------
COLLATERAL FOR SECURITIES LENDING - 47.70%
COLLATERAL FOR SECURITY LENDING                   42,300,889

TOTAL COLLATERAL FOR
SECURITIES LENDING (COST $42,300,889)             42,300,889
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004     WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------
                            INTEREST
                            RATE                 MATURITY
PRINCIPAL                   %                    DATE

SHORT-TERM INVESTMENTS - 1.09%
US TREASURY BILLS - 1.09%
 $  963,000 US TREASURY BILL 0.87^04/15/2004   $     961,936
                                               -------------

TOTAL SHORT-TERM
INVESTMENTS (COST $961,940)                          961,936
                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,681,117)*               147.30%     $ 130,627,768
OTHER ASSETS AND LIABILITIES, NET  (47.30)       (41,944,738)
                                   ------      -------------
TOTAL NET ASSETS                   100.00%     $  88,683,030
                                   ------      -------------

+   NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $148,987.

^ ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES $126,182,250 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSIST OF:

  GROSS UNREALIZED APPRECIATION     $ 7,030,527

  GROSS UNREALIZED DEPRECIATION      (2,585,009)

  NET UNREALIZED APPRECIATION
  (DEPRECIATION)                    $ 4,445,518


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK 2010 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK - 48.62%
AMUSEMENT & RECREATION SERVICES - 0.11%
   1,266 ALLIANCE GAMING CORPORATION+          $      30,713
   1,354 CHURCHILL DOWNS INCORPORATED                 50,816
     645 HARRAH'S ENTERTAINMENT INCORPORATED          33,508
   2,082 INTERNATIONAL GAME TECHNOLOGY                81,698
     574 WESTWOOD ONE INCORPORATED+                   17,736
                                                     214,471
                                               -------------
APPAREL & ACCESSORY STORES - 0.25%
     883 ABERCROMBIE & FITCH COMPANY CLASS A          27,841
   1,003 CATO CORPORATION                             20,933
   6,284 CHARMING SHOPPES INCORPORATED+               41,160
   1,895 DEB SHOPS INCORPORATED                       43,737
   5,438 GAP INCORPORATED                            113,110
   1,907 KOHLS CORPORATION+                           98,211
   4,103 LIMITED BRANDS                               81,034
   1,345 NORDSTROM INCORPORATED                       52,643
                                                     478,669
                                               -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
& SIMILAR MATERIALS - 0.22%
   7,136 BENETTON GROUP SPA ADR                      161,987
     870 JONES APPAREL GROUP INCORPORATED             32,451
   1,143 LIZ CLAIBORNE INCORPORATED                   42,177
   1,006 VF CORPORATION                               45,200
   3,335 WACOAL CORPORATION ADR                      151,442
                                                     433,257
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
     635 AUTOZONE INCORPORATED+                       56,959
     746 CARMAX INCORPORATED+                         25,364
                                                      82,323
                                               -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.24%
     276 BEAZER HOMES USA INCORPORATED                29,504
      12 CAVCO INDUSTRIES INCORPORATED+                  456
     437 CENTEX CORPORATION                           46,672
      21 NVR INCORPORATED+                             9,712
     966 PULTE HOMES INCORPORATED                     50,966
  18,151 SEKISUI HOUSE LIMITED                       173,111
     480 STANDARD-PACIFIC CORPORATION                 25,109
   4,517 VIVENDI UNIVERSAL SA ADR+                   130,323
                                                     465,853
                                               -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS - 0.39%
  12,774 HOME DEPOT INCORPORATED                     463,824
   4,432 LOWE'S COMPANIES INCORPORATED               248,192
   1,619 SHERWIN-WILLIAMS COMPANY                     56,665
                                                     768,681
                                               -------------
BUSINESS SERVICES - 2.87%
   2,947 ACACIA RESEARCH-ACACIA TECHNOLOGIES+         20,187
   1,685 ADOBE SYSTEMS INCORPORATED                   62,749
     477 ADVO INCORPORATED                            15,412
   5,148 AETHER SYSTEMS INCORPORATED+                 22,394

SHARES   SECURITY NAME                            VALUE

     640 AFFILIATED COMPUTER SERVICES
           INCORPORATED CLASS A+               $      30,886
   2,103 AKAMAI TECHNOLOGIES INCORPORATED+            31,545
     475 ARBITRON INCORPORATED+                       19,770
   3,375 AUTOMATIC DATA PROCESSING INCORPORATED      143,269
     283 AVOCENT CORPORATION+                         10,944
   2,469 BEA SYSTEMS INCORPORATED+                    34,072
   1,890 BMC SOFTWARE INCORPORATED+                   37,044
   1,041 CCC INFORMATION SERVICES GROUP+              19,571
   7,252 CENDANT CORPORATION                         164,620
     962 CERTEGY INCORPORATED                         32,872
     711 CHOICEPOINT INCORPORATED+                    26,776
   1,865 CITRIX SYSTEMS INCORPORATED+                 39,501
   4,396 COMPUTER ASSOCIATES
           INTERNATIONAL INCORPORATED                116,758
   1,460 COMPUTER SCIENCES CORPORATION+               61,013
   5,550 COMPUWARE CORPORATION+                       43,512
   1,699 CONVERGYS CORPORATION+                       27,626
   3,679 DATASTREAM SYSTEMS INCORPORATED+             30,425
   1,131 DIGITAL INSIGHT CORPORATION+                 24,497
     450 DST SYSTEMS INCORPORATED+                    20,142
   3,922 EBAY INCORPORATED+                          270,069
   2,801 ELECTRO RENT CORPORATION                     25,293
   1,676 ELECTRONIC ARTS INCORPORATED+                79,040
   3,130 ELECTRONIC DATA SYSTEMS CORPORATION          59,940
   3,787 ENTERASYS NETWORKS INCORPORATED+             17,231
   1,171 EQUIFAX INCORPORATED                         30,692
     524 FACTSET RESEARCH SYSTEMS INCORPORATED        19,299
     436 FAIR ISAAC CORPORATION                       26,003
   5,568 FIRST DATA CORPORATION                      228,192
   1,564 FISERV INCORPORATED+                         60,386
   2,009 IMS HEALTH INCORPORATED                      49,783
   2,628 INSURANCE AUTO AUCTIONS INCORPORATED+        36,503
   3,246 INTERPUBLIC GROUP OF COMPANIES
           INCORPORATED+                              55,020
     982 INTRADO INCORPORATED+                        19,493
   1,245 INTUIT INCORPORATED+                         55,228
   2,134 KEYNOTE SYSTEMS INCORPORATED+                27,571
   5,651 KIDDE PLC ADR                                99,890
     799 MERCURY INTERACTIVE CORPORATION+             38,783
  59,838 MICROSOFT CORPORATION                     1,585,707
     690 NCR CORPORATION+                             30,884
   3,177 NOVELL INCORPORATED+                         32,342
   1,723 NUANCE COMMUNICATIONS INCORPORATED+          12,871
   1,106 OMNICOM GROUP INCORPORATED                   90,471
  29,614 ORACLE CORPORATION+                         381,428
     405 PALMSOURCE INCORPORATED+                      7,837
   3,028 PEOPLESOFT INCORPORATED+                     65,344
   1,113 RED HAT INCORPORATED+                        20,123
   4,530 RENTOKIL INITIAL PLC ADR                     82,176
   2,352 REUTERS GROUP PLC ADR                       103,088
   3,699 SAP AG                                      146,480
   4,364 SIEBEL SYSTEMS INCORPORATED+                 56,994
     619 SOFTBRANDS INCORPORATED+                        805
  23,236 SUN MICROSYSTEMS INCORPORATED+              124,080
   1,877 SUNGARD DATA SYSTEMS INCORPORATED+           54,564
   1,902 SYMANTEC CORPORATION+                        78,248
     860 SYNOPSYS INCORPORATED+                       25,353
   3,299 UNISYS CORPORATION+                          46,615

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,519 VERISIGN INCORPORATED+                $      26,446
   2,919 VERITAS SOFTWARE CORPORATION+                88,796
   2,089 WPP GROUP PLC ADR                           117,590
   4,019 YAHOO! INCORPORATED+                        178,444
                                                   5,590,687
                                               -------------
CHEMICALS & ALLIED PRODUCTS - 5.04%
   8,455 ABBOTT LABORATORIES                         361,874
   1,981 ABGENIX INCORPORATED+                        29,200
   1,645 ACACIA RESEARCH-COMBIMATRIX+                 11,021
   1,513 AIR PRODUCTS & CHEMICALS INCORPORATED        72,987
   3,490 AKZO NOBEL NV ADR                           135,586
     595 ALBERTO-CULVER COMPANY CLASS B               24,443
   7,174 AMGEN INCORPORATED+                         455,764
   2,238 APHTON CORPORATION+                          15,196
   6,142 ASTRAZENECA PLC ADR                         298,624
   2,354 AVENTIS SA ADR                              181,846
     689 AVERY DENNISON CORPORATION                   43,662
   1,620 AVON PRODUCTS INCORPORATED                  114,372
   3,558 BASF AG ADR                                 190,211
   4,747 BAYER AG ADR                                135,574
  10,442 BRISTOL-MYERS SQUIBB COMPANY                290,496
   1,433 CHIRON CORPORATION+                          70,088
   1,636 CLOROX COMPANY                               80,262
   2,966 COLGATE PALMOLIVE COMPANY                   164,465
   2,190 COLUMBIA LABORATORIES INCORPORATED+          12,943
   4,782 DOW CHEMICAL COMPANY                        207,874
   4,654 DU PONT (E.I.) DE NEMOURS                   209,849
     626 EASTMAN CHEMICAL COMPANY                     26,511
   2,260 ECOLAB INCORPORATED                          61,721
   6,168 ELI LILLY & COMPANY                         456,062
   2,301 FOREST LABORATORIES INCORPORATED+           173,679
   1,103 GENENTECH INCORPORATED+                     119,003
   1,359 GENZYME CORPORATION+                         69,010
   1,922 GERON CORPORATION+                           17,644
     995 GILEAD SCIENCES INCORPORATED+                53,939
   5,267 GILLETTE COMPANY                            202,727
   9,895 GLAXOSMITHKLINE PLC ADR                     421,725
   1,032 INTERNATIONAL FLAVORS & FRAGRANCES
           INCORPORATED                               37,761
   2,543 KING PHARMACEUTICALS INCORPORATED+           49,004
     494 MARTEK BIOSCIENCES CORPORATION+              29,373
   3,434 MEDAREX INCORPORATED+                        30,734
   2,029 MEDIMMUNE INCORPORATED+                      52,125
  12,146 MERCK & COMPANY INCORPORATED                583,980
     803 MGI PHARMA INCORPORATED+                     39,443
   2,017 MONSANTO COMPANY                             66,642
   1,860 MYLAN LABORATORIES INCORPORATED              43,710
  11,482 NOVARTIS AG ADR                             506,930
   2,377 NOVO NORDISK A/S ADR                        111,267
     994 PENWEST PHARMACEUTICALS COMPANY+             16,590
  42,690 PFIZER INCORPORATED                       1,564,589
     792 PPG INDUSTRIES INCORPORATED                  46,482
   1,782 PRAXAIR INCORPORATED                         64,722
   6,813 PROCTER & GAMBLE COMPANY                    698,401
   3,747 ROCHE HOLDING AG ADR                        386,486
   1,682 ROHM & HAAS COMPANY                          66,860

SHARES   SECURITY NAME                            VALUE

   8,891 SCHERING-PLOUGH CORPORATION           $     159,682
   1,013 SEPRACOR INCORPORATED+                       28,789
  13,000 SHISEIDO COMPANY LIMITED                    154,201
     768 SIGMA-ALDRICH CORPORATION                    43,907
   1,064 WATSON PHARMACEUTICALS
           INCORPORATED+                              48,859
   7,193 WYETH                                       284,124
                                                   9,823,019
                                               -------------
COAL MINING - 0.02%
     712 PENN VIRGINIA CORPORATION                    40,228
                                               -------------
COMMUNICATIONS - 2.93%
   1,529 ALLTEL CORPORATION                           79,202
   4,826 AT&T CORPORATION                             96,665
  18,888 AT&T WIRELESS SERVICES INCORPORATED+        256,499
   3,742 AVAYA INCORPORATED+                          64,175
  10,790 BELLSOUTH CORPORATION                       297,372
   1,194 BOSTON COMMUNICATIONS GROUP
           INCORPORATED+                              12,847
   2,250 BRITISH SKY BROADCASTING GROUP
           PLC ADR+                                  121,883
   4,431 BT GROUP PLC ADR                            149,147
   1,299 CENTURYTEL INCORPORATED                      37,112
   4,071 CLEAR CHANNEL COMMUNICATIONS
           INCORPORATED                              175,216
  24,687 COMCAST CORPORATION CLASS A+                741,598
   9,420 DEUTSCHE TELEKOM AG ADR                     185,291
   1,482 ECHOSTAR COMMUNICATIONS CORPORATION
           CLASS A+                                   53,530
   3,119 EXTREME NETWORKS INCORPORATED+               25,108
   4,154 FRANCE TELECOM SA ADR+                      114,983
   1,578 INTERACTIVECORP+                             51,395
   1,833 LAGARDERE SCA ADR                           111,028
     420 LIBERTY CORPORATION                          21,210
   1,949 LODGENET ENTERTAINMENT CORPORATION+          37,031
   6,802 NEXTEL COMMUNICATIONS INCORPORATED
           CLASS A+                                  180,185
   4,359 NIPPON TELEGRAPH AND TELEPHONE
           CORPORATION ADR                           101,478
   5,597 NTT DOCOMO INCORPORATED ADR                 116,865
   9,172 QWEST COMMUNICATIONS INTERNATIONAL
           INCORPORATED+                              42,008
   2,611 REED ELSEVIER PLC ADR                        98,826
   8,941 ROYAL KPN NV ADR+                            71,260
  19,527 SBC COMMUNICATIONS INCORPORATED             468,843
   2,464 SPANISH BROADCASTING
           SYSTEMS INCORPORATED+                      27,597
   6,724 SPRINT CORPORATION-FON GROUP                119,217
   7,211 SPRINT CORPORATION-PCS GROUP+                64,899
   5,401 TDC A/S ADR                                 108,614
   7,741 TELEFONICA SA ADR+                          380,935
   1,945 UNIVISION COMMUNICATIONS
           INCORPORATED CLASS A+                      69,300
  16,669 VERIZON COMMUNICATIONS INCORPORATED         638,923
  23,002 VODAFONE GROUP PLC ADR                      574,360
     700 WESTERN WIRELESS CORPORATION CLASS A+        16,863
                                                   5,711,465
                                               -------------

WELLS FARGO OUTLOOK 2010 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.01%
     287 EMCOR GROUP INCORPORATED+             $      10,748
                                               -------------
DEPOSITORY INSTITUTIONS - 5.99%
   8,771 ABN AMRO HOLDING NV ADR                     203,926
   5,732 ALLIED IRISH BANKS PLC ADR                  176,546
   2,491 AMSOUTH BANCORPORATION                       63,022
  10,419 BANCO BILBAO VIZCAYA
           ARGENTARIA SA ADR                         143,886
  18,125 BANCO SANTANDER CENTRAL HISPANO
           SA ADR                                    210,794
   8,772 BANK OF AMERICA CORPORATION                 718,602
   4,845 BANK OF NEW YORK COMPANY
           INCORPORATED                              159,885
   6,013 BANK ONE CORPORATION                        324,582
     846 BANKUNITED FINANCIAL CORPORATION
           CLASS A+                                   23,324
   1,840 BANNER CORPORATION                           51,244
   7,812 BARCLAYS PLC ADR                            287,872
   3,008 BAYERISCHE HYPO-UND
           VEREINSBANK AG ADR+                        66,153
   2,842 BB&T CORPORATION                            105,580
   8,205 BNP PARIBAS SA ADR                          259,200
   1,597 CASCADE BANCORP                              36,571
   2,863 CFS BANCORP INCORPORATED                     42,859
   1,530 CHARTER ONE FINANCIAL INCORPORATED           55,417
     758 CHITTENDEN CORPORATION                       24,999
  31,793 CITIGROUP INCORPORATED                    1,597,916
   1,092 CITY BANK LYNNWOOD WASHINGTON                36,768
     767 COMERICA INCORPORATED                        44,133
   2,001 COMMUNITY TRUST BANCORP                      58,049
     348 CORUS BANKSHARES INCORPORATED                14,132
   2,760 DEUTSCHE BANK AG                            238,795
   1,237 DIME COMMUNITY BANCSHARES                    39,003
   2,925 FIFTH THIRD BANCORP                         163,859
     867 FIRST REPUBLIC BANK                          34,827
   1,793 FIRST SENTINEL BANCORP INCORPORATED          38,854
     679 FIRST TENNESSEE NATIONAL CORPORATION         31,397
     636 FIRSTFED FINANCIAL CORPORATION+              27,602
   1,107 FLAGSTAR BANCORP INCORPORATED                28,616
   7,101 FLEETBOSTON FINANCIAL CORPORATION           319,758
   3,016 GOLD BANC CORP INCORPORATED                  48,859
     652 GOLDEN WEST FINANCIAL CORPORATION            75,254
   6,310 HBOS PLC ADR                                256,627
   7,018 HSBC HOLDINGS PLC ADR                       573,722
   3,519 HUNTINGTON BANCSHARES INCORPORATED           81,394
     752 HYPO REAL ESTATE HOLDING AG ADR+             21,303
  12,845 JP MORGAN CHASE & COMPANY                   526,902
   1,649 KEYCORP                                      53,461
   5,389 LLOYDS TSB GROUP PLC ADR                    183,927
   1,276 MARSHALL & ILSLEY CORPORATION                50,555
   2,681 MELLON FINANCIAL CORPORATION                 86,811
   2,158 NATIONAL AUSTRALIA BANK LIMITED             258,528
  27,516 NATIONAL BANK OF GREECE SA ADR              157,667
   3,062 NATIONAL CITY CORPORATION                   109,313
   3,324 NBT BANCORP INCORPORATED                     72,962
   1,621 NORTHERN TRUST CORPORATION                   80,483

SHARES   SECURITY NAME                            VALUE

   3,208 NORTHWEST BANCORP INCORPORATED        $      81,291
   1,295 OCEANFIRST FINANCIAL CORPORATION             32,699
   1,039 PNC FINANCIAL SERVICES GROUP                 60,906
   1,405 REGIONS FINANCIAL CORPORATION                51,845
   6,578 REPUBLIC BANCORP INCORPORATED                90,776
   2,686 REPUBLIC BANCORP INCORPORATED CLASS A        51,517
   1,119 REPUBLIC BANCSHARES INCORPORATED             34,689
   3,399 ROYAL BANCSHARES OF PENNSYLVANIA
           INCORPORATED CLASS A                       91,093
   8,476 SAN PAOLO-IMI SPA                           220,122
     968 SEACOAST FINANCIAL SERVICES
           CORPORATION                                33,290
  10,537 SOCIETE GENERALE                            187,088
   2,860 SOUTHTRUST CORPORATION                       96,096
   2,166 STATE STREET CORPORATION                    116,379
   2,557 STERLING FINANCIAL CORPORATION               60,192
   1,108 SUNTRUST BANKS INCORPORATED                  80,119
   2,733 SYNOVUS FINANCIAL CORPORATION                68,462
     669 UMPQUA HOLDINGS CORPORATION                  13,728
   1,552 UNION PLANTERS CORPORATION                   46,529
   4,450 UNITED COMMUNITY FINANCIAL
           CORPORATION                                54,557
  11,943 US BANCORP                                  340,734
   1,925 USB HOLDING COMPANY INCORPORATED             44,814
   7,620 WACHOVIA CORPORATION                        365,531
   4,178 WASHINGTON MUTUAL INCORPORATED              187,759
   9,560 WELLS FARGO & COMPANY++                     548,266
   3,014 WEST COAST BANCORP OREGON                    66,157
   5,628 WESTPAC BANKING CORPORATION ADR             368,071
     387 ZIONS BANCORPORATION                         22,550
                                                  11,681,199
                                               -------------
EATING & DRINKING PLACES - 0.22%
   1,723 DARDEN RESTAURANTS INCORPORATED              42,041
   8,055 MCDONALD'S CORPORATION                      227,957
   1,642 WENDY'S INTERNATIONAL INCORPORATED           66,780
   2,296 YUM! BRANDS INCORPORATED+                    85,021
                                                     421,799
                                               -------------
EDUCATIONAL SERVICES - 0.05%
   1,152 APOLLO GROUP INCORPORATED CLASS A+           87,725
                                               -------------
ELECTRIC, GAS & SANITARY SERVICES - 2.07%
   4,906 AES CORPORATION+                             44,448
   2,617 ALLIED WASTE INDUSTRIES
           INCORPORATED+                              33,053
   1,218 AMEREN CORPORATION                           57,733
   2,405 AMERICAN ELECTRIC POWER COMPANY
           INCORPORATED                               82,972
   5,100 BG GROUP PLC ADR                            154,071
   1,080 BLACK HILLS CORPORATION                      33,048
   4,255 CALPINE CORPORATION+                         23,445
   3,870 CENTERPOINT ENERGY INCORPORATED              40,480
     621 CH ENERGY GROUP INCORPORATED                 30,553
   1,990 CINERGY CORPORATION                          77,988
   3,729 CMS ENERGY CORPORATION+                      34,307
   2,065 CONSTELLATION ENERGY GROUP
           INCORPORATED                               82,084
   1,836 DOMINION RESOURCES INCORPORATED             115,356
   1,047 DTE ENERGY COMPANY                           42,362
   6,007 DUKE ENERGY CORPORATION                     131,914
   3,036 E.ON AG                                     206,751
   5,861 EL PASO CORPORATION                          43,606
   9,204 ENDESA SA ADR                               182,423

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   4,955 ENEL SPA ADR                          $     192,502
   1,896 ENTERGY CORPORATION                         112,414
   2,227 EXELON CORPORATION                          149,521
   2,598 FIRSTENERGY CORPORATION                     100,361
   1,238 FPL GROUP INCORPORATED                       81,275
 110,319 HONG KONG & CHINA GAS COMPANY
           LIMITED ADR                               190,620
  36,000 HONG KONG ELECTRIC HOLDINGS
           LIMITED ADR                               154,472
   3,579 INTERNATIONAL POWER PLC+                     94,486
     467 KINDER MORGAN INCORPORATED                   28,818
   3,676 MIDDLESEX WATER COMPANY                      74,182
   3,624 NATIONAL GRID TRANSCO PLC                   147,134
     250 NICOR INCORPORATED                            9,035
   3,094 NISOURCE INCORPORATED                        67,171
   2,583 PICO HOLDINGS INCORPORATED+                  42,697
   1,398 PINNACLE WEST CAPITAL CORPORATION            54,648
   1,905 PPL CORPORATION                              88,640
   1,332 PROGRESS ENERGY INCORPORATED                 61,485
   1,216 PUBLIC SERVICE ENTERPRISE GROUP
           INCORPORATED                               57,322
   4,389 SCOTTISH POWER PLC                          122,190
   2,385 SEMPRA ENERGY                                75,604
   3,831 SOUTHERN COMPANY                            116,156
   5,936 SUEZ SA                                     132,491
     193 TEXAS GENCO HOLDINGS INCORPORATED             7,110
   1,628 TXU CORPORATION                              45,796
     674 UIL HOLDINGS CORPORATION                     32,426
   9,566 UNITED UTILITIES PLC                        184,337
   3,068 WASTE MANAGEMENT INCORPORATED                87,438
   4,459 WILLIAMS COMPANIES INCORPORATED              42,227
   3,660 XCEL ENERGY INCORPORATED                     63,940
                                                   4,033,092
                                               -------------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.38%
   3,008 ADVANCED MICRO DEVICES
           INCORPORATED+                              45,120
   6,776 ALCATEL SA ADR+                             109,703
   2,645 ALTERA CORPORATION+                          58,402
   2,539 AMERICAN POWER CONVERSION
           CORPORATION                                57,432
     249 AMETEK INCORPORATED                          12,363
   2,309 ANALOG DEVICES INCORPORATED                 115,219
   4,013 APPLIED MICRO CIRCUITS CORPORATION+          25,924
   3,283 ASML HOLDING NV NY SHARES+                   59,948
   2,015 BROADCOM CORPORATION CLASS A+                81,769
   1,712 C-COR.NET CORPORATION+                       28,145
   3,058 CANON INCORPORATED ADR                      150,301
   3,500 CHARTERED SEMICONDUCTOR+                     34,930
   3,224 CIENA CORPORATION+                           18,474
   2,480 COMVERSE TECHNOLOGY INCORPORATED+            48,906
   2,642 CONEXANT SYSTEMS INCORPORATED+               19,419
     629 COOPER INDUSTRIES LIMITED CLASS A            33,280
     470 CREE INCORPORATED+                           11,256
   2,116 ELECTROLUX AB ADR CLASS B                    89,464
   1,675 EMERSON ELECTRIC COMPANY                    104,654
   2,186 FUJITSU LIMITED ADR                          65,824
  55,059 GENERAL ELECTRIC COMPANY                  1,790,519
   2,260 GLOBESPANVIRATA INCORPORATED+                20,046

SHARES   SECURITY NAME                            VALUE

     582 HUTCHINSON TECHNOLOGY
           INCORPORATED+                       $      16,570
   3,925 INFINEON TECHNOLOGIES AG ADR+                55,342
  36,097 INTEL CORPORATION                         1,055,115
     709 INTER-TEL INCORPORATED                       21,447
     977 INTERDIGITAL COMMUNICATIONS
           CORPORATION+                               25,949
   9,378 INTERNATIONAL BUSINESS MACHINES
           CORPORATION                               904,977
   1,691 JABIL CIRCUIT INCORPORATED+                  47,314
  10,973 JDS UNIPHASE CORPORATION+                    53,768
   1,197 KLA-TENCOR CORPORATION+                      63,202
   5,079 KONINKLIJKE (ROYAL) PHILIPS
           ELECTRONICS NV NY SHARES                  154,503
     180 L-3 COMMUNICATIONS HOLDINGS
           INCORPORATED                                9,634
   1,763 LINEAR TECHNOLOGY CORPORATION                70,502
   3,375 LSI LOGIC CORPORATION+                       34,088
   7,241 MATSUSHITA ELECTRIC INDUSTRIAL
           COMPANY LIMITED ADR                       104,995
   1,927 MAXIM INTEGRATED PRODUCTS
           INCORPORATED                               96,177
     832 MAYTAG CORPORATION                           23,487
   1,420 MCDATA CORPORATION CLASS A+                  11,445
     950 MICROCHIP TECHNOLOGY INCORPORATED            27,075
   4,231 MICRON TECHNOLOGY INCORPORATED+              63,634
     880 MINDSPEED TECHNOLOGIES
           INCORPORATED+                               7,814
  12,000 MINEBEA COMPANY LIMITED ADR                 111,148
   1,748 MOLEX INCORPORATED                           55,377
  14,198 MOTOROLA INCORPORATED                       261,953
   1,756 MYKROLIS CORPORATION+                        26,480
   1,237 NATIONAL PRESTO INDUSTRIES
           INCORPORATED                               47,674
   1,309 NATIONAL SEMICONDUCTOR CORPORATION+          51,522
   2,497 NETWORK APPLIANCE INCORPORATED+              54,085
  12,239 NOKIA OYJ ADR                               266,443
   1,257 NOVELLUS SYSTEMS INCORPORATED+               40,413
   1,572 NVIDIA CORPORATION+                          34,977
   4,790 OMRON CORPORATION                           104,121
   3,808 PIONEER CORPORATION                         105,482
     725 QLOGIC CORPORATION+                          30,305
   4,490 QUALCOMM INCORPORATED                       284,891
   1,019 RAMBUS INCORPORATED+                         33,005
   1,844 RF MICRO DEVICES INCORPORATED+               17,131
   1,843 ROCKWELL COLLINS INCORPORATED                59,971
   4,863 SANMINA-SCI CORPORATION+                     61,711
   1,575 SCIENTIFIC-ATLANTA INCORPORATED              52,133
   1,262 SKYWORKS SOLUTIONS INCORPORATED+             14,235
   6,795 SOLECTRON CORPORATION+                       43,420
   2,654 SONY CORPORATION ADR                        108,655
   3,638 STMICROELECTRONICS NV NY SHARES              94,042
   1,239 TDK CORPORATION ADR                          86,941
   4,764 TELEFONAKTIEBOLAGET LM ERICSSON ADR+        138,251
   4,802 TELLABS INCORPORATED+                        46,579
   9,919 TEXAS INSTRUMENTS INCORPORATED              304,017
     546 VARIAN SEMICONDUCTOR EQUIPMENT
           ASSOCIATES INCORPORATED+                   22,271
   2,270 VITESSE SEMICONDUCTOR CORPORATION+           18,137
     550 WHIRLPOOL CORPORATION                        40,117
   2,127 XILINX INCORPORATED+                         89,419
                                                   8,533,042
                                               -------------

WELLS FARGO OUTLOOK 2010 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES - 0.22%
   1,667 APPLERA CORPORATION-CELERA
           GENOMICS GROUP+                     $      24,172
     733 CDI CORPORATION                              21,110
     405 CEPHALON INCORPORATED+                       24,029
     383 CORPORATE EXECUTIVE BOARD COMPANY            19,100
   4,772 FIRST CONSULTING GROUP INCORPORATED+         31,638
   1,092 FLUOR CORPORATION                            45,023
   1,216 MOODY'S CORPORATION                          81,302
   2,638 PAYCHEX INCORPORATED                         84,865
   1,311 PER-SE TECHNOLOGIES INCORPORATED+            19,953
     848 QUEST DIAGNOSTICS INCORPORATED               70,274
                                                     421,466
                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.20%
     387 BALL CORPORATION                             24,989
   1,280 FORTUNE BRANDS INCORPORATED                  91,494
   1,678 ILLINOIS TOOL WORKS INCORPORATED            133,435
   3,573 MASCO CORPORATION                           100,187
     258 SIMPSON MANUFACTURING COMPANY
           INCORPORATED                               12,180
     602 SNAP-ON INCORPORATED                         19,264
                                                     381,549
                                               -------------
FINANCIAL SERVICES - 0.02%
   2,381 JANUS CAPITAL GROUP INCORPORATED             40,763
                                               -------------
FOOD & KINDRED PRODUCTS - 1.78%
     170 AMERICAN ITALIAN PASTA COMPANY
           CLASS A                                     6,919
   3,571 ANHEUSER-BUSCH COMPANIES
           INCORPORATED                              190,049
   5,531 ARCHER-DANIELS-MIDLAND COMPANY               95,133
   7,106 CADBURY SCHWEPPES PLC ADR                   240,680
   2,159 CAMPBELL SOUP COMPANY                        60,366
  12,340 COCA COLA COMPANY                           616,506
   3,458 COCA COLA ENTERPRISES INCORPORATED           80,606
  17,900 COMPASS GROUP PLC                           121,747
   3,125 CONAGRA FOODS INCORPORATED                   84,969
   4,105 DIAGEO PLC ADR                              232,548
   2,112 GENERAL MILLS INCORPORATED                   97,110
     375 HEINZ (HJ) COMPANY                           14,329
   2,915 HERCULES INCORPORATED+                       34,688
     439 HERSHEY FOODS CORPORATION                    36,393
   1,095 J & J SNACK FOODS CORPORATION+               51,750
   1,858 KELLOGG COMPANY                              73,372
  17,982 KIRIN BREWERY COMPANY LIMITED               166,333
   2,523 NATIONAL BEVERAGE CORPORATION+               44,909
   7,403 NESTLE SA ADR                               488,171
   1,631 PEPSI BOTTLING GROUP INCORPORATED            47,185
   8,681 PEPSICO INCORPORATED                        450,544
   1,653 SANDERSON FARMS INCORPORATED                 58,599
   5,012 SARA LEE CORPORATION                        109,362
   1,158 WRIGLEY (WM) JR COMPANY                      65,126
                                                   3,467,394
                                               -------------
FOOD STORES - 0.40%
   2,016 ALBERTSON'S INCORPORATED                     49,876
   4,635 COLES MYER LIMITED ADR                      220,719

SHARES   SECURITY NAME                            VALUE

   8,369 KONINKLIJKE AHOLD NV ADR+             $      70,300
   5,048 KROGER COMPANY+                              97,022
   3,071 STARBUCKS CORPORATION+                      114,886
  13,579 TESCO PLC ADR                               194,670
     290 WHOLE FOODS MARKET INCORPORATED              22,431
   1,958 WINN-DIXIE STORES INCORPORATED               11,983
                                                     781,887
                                               -------------
FORESTRY - 0.04%
   1,328 WEYERHAEUSER COMPANY                         86,652
                                               -------------
FURNITURE & FIXTURES - 0.05%
   1,837 LEGGETT & PLATT INCORPORATED                 44,951
   2,207 NEWELL RUBBERMAID INCORPORATED               56,477
                                                     101,428
                                               -------------
GENERAL MERCHANDISE STORES - 0.37%
   2,758 DOLLAR GENERAL CORPORATION                   60,373
     635 FAMILY DOLLAR STORES INCORPORATED            24,155
   1,380 FEDERATED DEPARTMENT
           STORES INCORPORATED                        72,270
   1,007 FRED'S INCORPORATED                          28,055
   2,095 JC PENNEY COMPANY INCORPORATED               64,673
   1,908 MAY DEPARTMENT STORES COMPANY                67,200
   1,863 SEARS ROEBUCK & COMPANY                      87,580
   5,281 TARGET CORPORATION                          232,153
   3,402 TJX COMPANIES INCORPORATED                   80,117
                                                     716,576
                                               -------------
HEALTH SERVICES - 0.27%
   2,362 BIOGEN IDEC INCORPORATED+                   130,973
   1,886 CAREMARK RX INCORPORATED+                    60,843
   3,683 HCA INCORPORATED                            156,601
   1,619 HUMAN GENOME SCIENCES INCORPORATED+          20,642
   1,379 LABORATORY CORPORATION OF
           AMERICA HOLDINGS+                          54,043
     747 LINCARE HOLDINGS INCORPORATED+               24,158
   3,553 TENET HEALTHCARE CORPORATION+                42,707
     846 TRIAD HOSPITALS INCORPORATED+                29,855
                                                     519,822
                                               -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.45%
   1,854 ALEXANDRIA REAL ESTATE
           EQUITIES INCORPORATED                     113,799
   1,967 CAPSTEAD MORTGAGE CORPORATION                34,009
     900 HEADWATERS INCORPORATED+                     21,411
   4,979 KOGER EQUITY INCORPORATED                   118,251
   2,565 MID-AMERICA APARTMENT
           COMMUNITIES INCORPORATED                   91,981
  12,000 MITSUBISHI TOKYO FINANCIAL GROUP
           INCORPORATED ADR                           93,600
   1,028 PARKWAY PROPERTIES INCORPORATED              48,624
   2,033 PENNSYLVANIA REAL ESTATE
           INVESTMENT TRUST                           74,103
   1,749 PLUM CREEK TIMBER COMPANY                    54,586
  16,164 SUN HUNG KAI PROPERTIES                     158,860
   5,770 WINSTON HOTELS INCORPORATED                  61,047
                                                     870,271
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
   2,044 BED BATH & BEYOND INCORPORATED+       $      83,559
   2,167 BEST BUY COMPANY INCORPORATED               115,393
   3,387 CIRCUIT CITY STORES INCORPORATED             37,867
     546 GUITAR CENTER INCORPORATED+                  19,841
   1,596 RADIOSHACK CORPORATION                       55,158
   2,062 TWEETER HOME ENTERTAINMNT
           GROUP INCORPORATED+                        22,744
     636 WILLIAMS-SONOMA INCORPORATED+                20,345
                                                     354,907
                                               -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
   8,053 ACCOR SA ADR                                176,653
   4,269 HILTON HOTELS CORPORATION                    68,432
   1,934 MARRIOTT INTERNATIONAL INCORPORATED
           CLASS A                                    86,314
                                                     331,399
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.05%
   3,975 3M COMPANY                                  310,130
     630 AMERICAN STANDARD COMPANIES
           INCORPORATED+                              68,645
   2,844 APPLE COMPUTER INCORPORATED+                 68,057
   9,746 APPLIED MATERIALS INCORPORATED+             207,005
   2,590 BAKER HUGHES INCORPORATED                    97,436
     683 BLACK & DECKER CORPORATION                   35,202
     397 BRIGGS & STRATTON CORPORATION                27,135
   2,062 CATERPILLAR INCORPORATED                    156,197
     383 CDW CORPORATION                              26,496
  38,423 CISCO SYSTEMS INCORPORATED+                 887,571
   1,561 DEERE & COMPANY                             100,263
  13,956 DELL INCORPORATED+                          455,663
   1,613 DOVER CORPORATION                            63,214
  14,333 EMC CORPORATION+                            205,249
     700 EMULEX CORPORATION+                          16,226
   4,484 GATEWAY INCORPORATED+                        24,348
     462 GLOBAL IMAGING SYSTEMS
           INCORPORATED+                              13,934
     609 IDEX CORPORATION                             25,943
   1,018 INGERSOLL-RAND COMPANY CLASS A               67,677
   2,057 JUNIPER NETWORKS INCORPORATED+               53,215
   1,392 KADANT INCORPORATED+                         28,884
     530 KENNAMETAL INCORPORATED                      23,007
   4,521 KOMATSU LIMITED ADR                         109,901
     804 LEXMARK INTERNATIONAL INCORPORATED+          66,161
  13,857 MAKITA CORPORATION                          164,898
  12,147 NEC CORPORATION ADR                          89,523
   1,916 PALL CORPORATION                             50,142
   1,309 PALMONE INCORPORATED+                        13,129
   1,102 PARKER HANNIFIN CORPORATION                  61,899
     735 PITNEY BOWES INCORPORATED                    30,392
   1,494 RAINBOW TECHNOLOGIES INCORPORATED+           21,334
     938 SANDISK CORPORATION+                         23,788
   3,638 SIEMENS AG                                  283,036
     708 STANLEY WORKS                                27,421

SHARES   SECURITY NAME                            VALUE

   2,595 SYMBOL TECHNOLOGIES INCORPORATED      $      44,167
     442 VARIAN MEDICAL SYSTEMS
           INCORPORATED+                              37,013
   1,785 WESTERN DIGITAL CORPORATION+                 20,331
                                                   4,004,632
                                               -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.29%
   1,745 ACE LIMITED                                  78,455
   2,182 AON CORPORATION                              57,234
     840 JEFFERSON-PILOT CORPORATION                  44,890
   2,866 MARSH & MCLENNAN COMPANIES
           INCORPORATED                              137,539
   1,442 MEDCO HEALTH SOLUTIONS
           INCORPORATED+                              47,096
   4,617 METLIFE INCORPORATED                        162,287
   2,729 UNUMPROVIDENT CORPORATION                    40,444
                                                     567,945
                                               -------------
INSURANCE CARRIERS - 2.24%
   6,141 AEGON NV                                     91,317
   1,246 AETNA INCORPORATED                          100,664
   3,263 AFLAC INCORPORATED                          132,510
   6,550 ALLIANZ AG ADR                               82,202
   3,865 ALLSTATE CORPORATION                        176,360
     500 AMBAC FINANCIAL GROUP INCORPORATED           39,100
  16,033 AMERICAN INTERNATIONAL GROUP
           INCORPORATED                            1,186,442
   1,058 ANTHEM INCORPORATED+                         90,935
   8,055 AXA ADR                                     186,071
     993 CHUBB CORPORATION                            70,483
     974 CIGNA CORPORATION                            53,989
   1,315 CINCINNATI FINANCIAL CORPORATION             59,228
   1,637 HARTFORD FINANCIAL SERVICES GROUP
           INCORPORATED                              107,224
   6,965 ING GROEP NV ADR                            171,269
   1,463 JOHN HANCOCK FINANCIAL SERVICES
           INCORPORATED                               61,651
   1,013 LINCOLN NATIONAL CORPORATION                 47,034
   1,575 LOEWS CORPORATION                            94,957
   1,056 MBIA INCORPORATED                            69,474
     824 MGIC INVESTMENT CORPORATION                  54,532
   2,406 MILLEA HOLDINGS INCORPORATED                155,091
     772 OXFORD HEALTH PLANS INCORPORATED             37,025
   1,790 PRINCIPAL FINANCIAL GROUP
           INCORPORATED                               64,798
   1,215 PROASSURANCE CORPORATION+                    41,043
   1,448 PROGRESSIVE CORPORATION                     119,692
   3,432 PRUDENTIAL FINANCIAL INCORPORATED           159,210
   1,044 SAFECO CORPORATION                           46,980
   1,700 ST PAUL COMPANIES INCORPORATED               72,658
   1,955 SWISS REINSURANCE COMPANY ADR               140,693
   1,345 TORCHMARK CORPORATION                        70,101
   7,342 TRAVELERS PROPERTY CASUALTY
           CORPORATION CLASS B                       133,918
   4,044 UNITEDHEALTH GROUP INCORPORATED             250,728
   1,337 WELLPOINT HEALTH NETWORKS
           INCORPORATED+                             145,425
     810 XL CAPITAL LIMITED CLASS A                   62,095
                                                   4,374,899
                                               -------------

WELLS FARGO OUTLOOK 2010 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
   1,242 GEO GROUP INCORPORATED+               $      26,753
                                               -------------
LEATHER & LEATHER PRODUCTS - 0.02%
   1,117 COACH INCORPORATED+                          44,267
                                               -------------
LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE - 0.05%
   2,322 CHAMPION ENTERPRISES INCORPORATED+           24,729
   2,388 GEORGIA-PACIFIC CORPORATION                  76,536
                                                     101,265
                                               -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.40%
   1,389 ADVANCED MEDICAL OPTICS
           INCORPORATED+                              31,947
   3,674 ADVANTEST CORPORATION ADR                    68,116
   3,300 AGILENT TECHNOLOGIES INCORPORATED+          112,827
   1,051 ALLERGAN INCORPORATED                        92,005
   2,103 APPLERA CORPORATION-APPLIED
           BIOSYSTEMS GROUP                           47,948
     758 BAUSCH & LOMB INCORPORATED                   45,018
   3,273 BAXTER INTERNATIONAL INCORPORATED            95,310
   1,851 BECTON DICKINSON & COMPANY                   90,051
   2,082 BIOMET INCORPORATED                          81,156
   5,182 BOSTON SCIENTIFIC CORPORATION+              211,685
     252 CR BARD INCORPORATED                         23,786
   1,394 CREDENCE SYSTEMS CORPORATION+                15,822
     962 DANAHER CORPORATION                          86,224
   1,908 EASTMAN KODAK COMPANY                        54,454
   1,864 ENERGY CONVERSION DEVICES
           INCORPORATED+                              14,819
   4,362 FUJI PHOTO FILM COMPANY LIMITED ADR         135,353
   2,214 GUIDANT CORPORATION                         150,862
   1,046 II-VI INCORPORATED+                          26,035
   1,012 INTEGRA LIFESCIENCES HOLDINGS+               32,091
   1,193 KEITHLEY INSTRUMENTS INCORPORATED            27,630
   6,596 MEDTRONIC INCORPORATED                      309,352
     572 MILLIPORE CORPORATION+                       29,944
   1,900 PERKINELMER INCORPORATED                     39,596
     458 PHOTON DYNAMICS INCORPORATED+                16,355
   2,127 PINNACLE SYSTEMS INCORPORATED+               16,038
   2,455 RAYTHEON COMPANY                             74,632
     923 RICOH COMPANY LIMITED ADR                    93,347
   1,932 ROCKWELL AUTOMATION INCORPORATED             58,849
   1,264 ST JUDE MEDICAL INCORPORATED+                91,830
   1,450 STRYKER CORPORATION                         128,658
   1,163 TEKTRONIX INCORPORATED                       37,274
   1,429 TERADYNE INCORPORATED+                       35,225
   2,053 THERMO ELECTRON CORPORATION+                 57,628
     764 TRIMBLE NAVIGATION LIMITED+                  25,319
   1,083 VIASYS HEALTHCARE INCORPORATED+              23,718
   1,175 WATERS CORPORATION+                          43,404
   6,199 XEROX CORPORATION+                           87,654
   1,660 ZIMMER HOLDINGS INCORPORATED+               125,562
                                                   2,737,524
                                               -------------
SHARES   SECURITY NAME                            VALUE

METAL MINING - 0.23%
   1,202 FREEPORT-MCMORAN COPPER &
           GOLD INCORPORATED CLASS B           $      51,265
   2,796 NEWMONT MINING CORPORATION                  121,486
     938 PHELPS DODGE CORPORATION+                    80,912
   1,683 RIO TINTO PLC ADR                           184,962
                                                     438,625
                                               -------------
MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
   1,202 VULCAN MATERIALS COMPANY                     56,855
                                               -------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.01%
   1,274 EATON CORPORATION                            74,580
   2,712 HASBRO INCORPORATED                          59,311
  18,631 HEWLETT-PACKARD COMPANY                     423,110
     796 ITT INDUSTRIES INCORPORATED                  60,098
  15,828 JOHNSON & JOHNSON                           853,288
   2,960 MATTEL INCORPORATED                          56,240
   1,100 STEINWAY MUSICAL INSTRUMENTS+                32,329
   1,277 TIFFANY & COMPANY                            53,698
  12,590 TYCO INTERNATIONAL LIMITED                  359,696
                                                   1,972,350
                                               -------------
MISCELLANEOUS RETAIL - 1.09%
   1,260 AMAZON.COM INCORPORATED+                     54,369
   3,078 COSTCO WHOLESALE CORPORATION+               119,827
   2,537 CVS CORPORATION                              95,137
     927 DOLLAR TREE STORES INCORPORATED+             28,644
     690 EXPRESS SCRIPTS INCORPORATED+                50,204
     488 MICHAELS STORES INCORPORATED                 23,444
   2,704 OFFICE DEPOT INCORPORATED+                   47,131
   3,656 STAPLES INCORPORATED+                        95,860
   2,224 TOYS R US INCORPORATED+                      34,917
  22,953 WAL-MART STORES INCORPORATED              1,367,081
   5,605 WALGREEN COMPANY                            199,874
                                                   2,116,488
                                               -------------
MISCELLANEOUS SERVICES - 0.07%
   7,123 ADECCO SA ADR                                89,322
     872 D&B CORPORATION+                             46,408
                                                     135,730
                                               -------------
MOTION PICTURES - 0.43%
  28,590 TIME WARNER INCORPORATED+                   493,177
  12,820 WALT DISNEY COMPANY                         340,115
                                                     833,292
                                               -------------
MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.24%
     434 HUNT (JB) TRANSPORT SERVICES
           INCORPORATED+                              11,891
     612 LANDSTAR SYSTEM INCORPORATED+                21,842
   5,849 UNITED PARCEL SERVICE
           INCORPORATED CLASS B                      413,115
     685 USF CORPORATION                              24,215
                                                     471,063
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.95%
   6,951 AMERICAN EXPRESS COMPANY              $     371,322
   1,818 CAPITAL ONE FINANCIAL CORPORATION           128,569
   2,508 CHARTER MUNICIPAL MORTGAGE
           ACCEPTANCE COMPANY                         54,699
   1,404 COUNTRYWIDE FINANCIAL CORPORATION           128,648
   5,001 FANNIE MAE                                  374,575
   3,963 FREDDIE MAC                                 245,389
   8,408 MBNA CORPORATION                            229,791
   3,436 ORIX CORPORATION ADR                        158,915
   3,348 PROVIDIAN FINANCIAL CORPORATION+             43,290
   2,610 SLM CORPORATION                             109,333
                                                   1,844,531
                                               -------------
OIL & GAS EXTRACTION - 1.32%
   1,912 ANADARKO PETROLEUM CORPORATION               97,990
   2,660 APACHE CORPORATION                          109,512
  12,404 BHP BILLITON LIMITED ADR                    237,041
   1,678 BURLINGTON RESOURCES INCORPORATED            98,230
   1,705 DEVON ENERGY CORPORATION                     96,810
   2,671 ENI SPA ADR                                 263,948
   3,989 HALLIBURTON COMPANY                         127,488
     924 KERR-MCGEE CORPORATION                       48,279
   1,270 NABORS INDUSTRIES LIMITED+                   60,135
   1,843 NOBLE CORPORATION+                           74,826
   2,565 OCCIDENTAL PETROLEUM CORPORATION            113,886
   2,318 PRIDE INTERNATIONAL INCORPORATED+            39,731
   7,644 REPSOL YPF SA ADR                           157,390
   1,624 ROWAN COMPANIES INCORPORATED+                38,164
   2,984 SCHLUMBERGER LIMITED                        192,438
     504 SEACOR SMIT INCORPORATED+                    22,201
   4,203 SHELL TRANSPORT & TRADING
           COMPANY PLC ADR                           176,904
   2,016 SOUTHWESTERN ENERGY COMPANY+                 45,279
   4,480 TOTAL SA ADR                                412,115
   2,672 TRANSOCEAN INCORPORATED+                     78,771
   2,268 UNOCAL CORPORATION                           86,184
                                                   2,577,322
                                               -------------
PAPER & ALLIED PRODUCTS - 0.33%
     164 BEMIS COMPANY INCORPORATED                    8,377
   1,310 BOISE CASCADE CORPORATION                    44,147
   2,458 INTERNATIONAL PAPER COMPANY                 108,791
   2,531 KIMBERLY-CLARK CORPORATION                  163,705
   2,005 MEADWESTVACO CORPORATION                     58,747
     804 POTLATCH CORPORATION                         34,090
   5,544 STORA ENSO OYJ                               74,012
     708 TEMPLE-INLAND INCORPORATED                   46,126
   5,329 UPM-KYMMENE OYJ ADR                         104,821
                                                     642,816
                                               -------------
PERSONAL SERVICES - 0.11%
   1,364 CINTAS CORPORATION                           58,257
   1,249 G & K SERVICES INCORPORATED CLASS A          45,389
   1,268 H & R BLOCK INCORPORATED                     68,535
     265 REGIS CORPORATION                            11,453
     895 UNIFIRST CORPORATION                         24,711
                                                     208,345
                                               -------------

SHARES   SECURITY NAME                            VALUE

PETROLEUM REFINING & RELATED INDUSTRIES - 1.81%
     795 AMERADA HESS CORPORATION              $      51,158
  10,737 BP PLC ADR                                  528,260
   6,231 CHEVRONTEXACO CORPORATION                   550,509
   4,193 CONOCOPHILLIPS                              288,772
  41,248 EXXON MOBIL CORPORATION                   1,739,428
   2,643 MARATHON OIL CORPORATION                     92,875
   5,584 ROYAL DUTCH PETROLEUM COMPANY               276,911
                                                   3,527,913
                                               -------------
PRIMARY METAL INDUSTRIES - 0.35%
   5,999 ALCOA INCORPORATED                          224,783
   3,179 ALLEGHENY TECHNOLOGIES INCORPORATED          40,373
   1,906 ENGELHARD CORPORATION                        55,312
   1,453 GENERAL CABLE CORPORATION+                   10,389
   3,023 JOHNSON MATTHEY PLC ADR                     103,114
   7,326 KUBOTA CORPORATION ADR                      166,227
     709 MUELLER INDUSTRIES INCORPORATED              22,858
   1,057 NUCOR CORPORATION                            66,485
                                                     689,541
                                               -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.78%
     972 DOW JONES & COMPANY INCORPORATED             47,336
   1,806 GANNETT COMPANY INCORPORATED                155,804
     922 KNIGHT-RIDDER INCORPORATED                   68,929
   1,400 MCGRAW-HILL COMPANIES INCORPORATED          109,438
   1,313 NEW YORK TIMES COMPANY CLASS A               59,925
   3,301 NEWS CORPORATION LIMITED                    123,623
   8,711 PEARSON PLC                                 103,051
   4,979 REED ELSEVIER NV ADR                        138,366
   1,949 RR DONNELLEY & SONS COMPANY                  61,900
   2,152 TOPPAN PRINTING COMPANY LIMITED ADR         125,957
   2,476 TRIBUNE COMPANY                             123,651
  10,554 VIACOM INCORPORATED CLASS B                 405,907
                                                   1,523,887
                                               -------------
RAILROAD TRANSPORTATION - 0.13%
   1,768 BURLINGTON NORTHERN SANTA FE
           CORPORATION                                56,894
   1,154 CSX CORPORATION                              36,386
   2,518 KANSAS CITY SOUTHERN+                        35,378
   2,641 NORFOLK SOUTHERN CORPORATION                 58,525
     993 UNION PACIFIC CORPORATION                    63,194
                                                     250,377
                                               -------------
RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.11%
   3,992 GOODYEAR TIRE & RUBBER COMPANY+              33,613
   1,714 NIKE INCORPORATED CLASS B                   125,550
     948 SEALED AIR CORPORATION+                      47,258
                                                     206,421
                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.09%
   4,974 AMVESCAP PLC ADR                             80,629
     777 BEAR STEARNS COMPANIES INCORPORATED          68,252
   9,985 CHARLES SCHWAB CORPORATION                  122,216
   5,275 CREDIT SUISSE GROUP ADR                     193,223
     557 EATON VANCE CORPORATION                      21,445
   2,134 FRANKLIN RESOURCES INCORPORATED             120,571

WELLS FARGO OUTLOOK 2010 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   2,299 FRIEDMAN BILLINGS RAMSEY GROUP
           INCORPORATED CLASS A                $      61,199
   2,869 GOLDMAN SACHS GROUP INCORPORATED            303,741
   1,862 LEHMAN BROTHERS HOLDINGS INCORPORATED       161,454
   5,845 MERRILL LYNCH & COMPANY INCORPORATED        357,773
   6,586 MORGAN STANLEY                              393,579
   9,706 NOMURA HOLDINGS INCORPORATED ADR            154,908
     119 PIPER JAFFRAY COMPANIES INCORPORATED+         6,131
   1,348 T ROWE PRICE GROUP INCORPORATED              70,891
                                                   2,116,012
                                               -------------
SOCIAL SERVICES - 0.03%
   9,723 ABB LIMITED ADR+                             59,894
                                               -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.30%
   9,217 CORNING INCORPORATED+                       115,673
      19 EAGLE MATERIALS INCORPORATED                  1,109
      65 EAGLE MATERIALS INCORPORATED CLASS B          3,656
   3,982 HANSON PLC ADR                              161,868
   7,419 HOLCIM LIMITED ADR                          192,332
   5,223 LAFARGE SA ADR                              113,653
                                                     588,291
                                               -------------
TOBACCO PRODUCTS - 0.54%
  11,064 ALTRIA GROUP INCORPORATED                   636,733
   4,932 BRITISH AMERICAN TOBACCO PLC ADR            151,462
   1,930 SWEDISH MATCH AB ADR                        180,397
     356 UNIVERSAL CORPORATION                        17,949
   1,561 UST INCORPORATED                             59,443
                                                   1,045,984
                                               -------------
TRANSPORTATION BY AIR - 0.23%
  10,458 BAA PLC ADR                                 101,892
   2,150 FEDEX CORPORATION                           147,662
   7,165 JAPAN AIRLINES SYSTEM ADR                   113,449
   6,851 SOUTHWEST AIRLINES COMPANY                   94,613
                                                     457,616
                                               -------------
TRANSPORTATION EQUIPMENT - 1.33%
   6,701 BAE SYSTEMS PLC ADR                          94,636
   5,039 BOEING COMPANY                              218,542
   3,585 DAIMLERCHRYSLER AG                          161,074
   1,537 DANA CORPORATION                             32,876
   5,340 DELPHI CORPORATION                           54,468
   9,216 FIAT SPA ADR                                 71,608
  11,689 FORD MOTOR COMPANY                          160,724
   1,149 GENERAL DYNAMICS CORPORATION                105,846
   3,093 GENERAL MOTORS CORPORATION                  148,835
   1,411 GENUINE PARTS COMPANY                        49,004
   1,682 GOODRICH CORPORATION                         49,602
     573 GROUP 1 AUTOMOTIVE INCORPORATED+             20,857
   1,818 HARLEY-DAVIDSON INCORPORATED                 96,572
   7,522 HONDA MOTOR COMPANY LIMITED ADR             164,055
   5,025 HONEYWELL INTERNATIONAL INCORPORATED        176,126
   1,188 JOHNSON CONTROLS INCORPORATED                69,284
   2,478 LOCKHEED MARTIN CORPORATION                 114,682
     761 NAVISTAR INTERNATIONAL CORPORATION+          35,463
   1,033 NORTHROP GRUMMAN CORPORATION                104,447
   1,527 PACCAR INCORPORATED                          84,611

SHARES   SECURITY NAME                            VALUE

   3,416 SPORTS RESORTS INTERNATIONAL
           INCORPORATED+                       $      16,021
     970 TEXTRON INCORPORATED                         53,680
   4,125 TOYOTA MOTOR CORPORATION ADR                285,161
   2,480 UNITED TECHNOLOGIES CORPORATION             228,433
                                                   2,596,607
                                               -------------
TRANSPORTATION SERVICES - 0.05%
     519 CH ROBINSON WORLDWIDE INCORPORATED           20,558
     713 EXPEDITORS INTERNATIONAL OF
           WASHINGTON INCORPORATED                    27,479
   1,807 PEGASUS SOLUTIONS INCORPORATED+              21,865
   1,202 SABRE HOLDINGS CORPORATION                   27,273
                                                      97,175
                                               -------------
WATER TRANSPORTATION - 0.12%
   3,978 CARNIVAL CORPORATION                        176,504
     861 KIRBY CORPORATION+                           27,380
     791 OVERSEAS SHIPHOLDING GROUP
           INCORPORATED                               28,397
                                                     232,281
                                               -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
     726 AMERISOURCEBERGEN CORPORATION                42,130
   1,134 BROWN-FORMAN CORPORATION CLASS B             55,407
   2,570 CARDINAL HEALTH INCORPORATED                167,641
   1,522 MAUI LAND & PINEAPPLE COMPANY
           INCORPORATED+                              59,358
   2,005 MCKESSON CORPORATION                         54,757
   1,302 NASH FINCH COMPANY                           30,206
   2,634 SAFEWAY INCORPORATED+                        60,240
   1,976 SUPERVALU INCORPORATED                       55,921
   3,809 SYSCO CORPORATION                           151,027
   2,797 UNILEVER NV                                 203,342
   4,093 UNILEVER PLC ADR                            173,952
                                                   1,053,981
                                               -------------
WHOLESALE TRADE-DURABLE GOODS - 0.36%
     539 HUGHES SUPPLY INCORPORATED                   25,683
     757 IMAGISTICS INTERNATIONAL INCORPORATED+       34,027
   1,253 KYOCERA CORPORATION ADR                      92,221
   6,401 MITSUBISHI CORPORATION ADR                  126,309
     954 MITSUI & COMPANY LIMITED ADR                147,069
   5,348 NISSAN MOTOR COMPANY LIMITED ADR            118,458
  17,011 SUMITOMO MITSUI FINANCIAL                    94,661
   3,937 VISTEON CORPORATION                          39,764
     650 WW GRAINGER INCORPORATED                     30,712
                                                     708,904
                                               -------------
TOTAL COMMON STOCK
(COST $84,037,394)                                94,759,958
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

US TREASURY SECURITIES - 49.81%
US TREASURY BONDS - 1.53%
 $1,200,000 US TREASURY BOND 10.75  08/15/2005 $   1,362,423
    500,000 US TREASURY BOND 12.75  11/15/2010       593,633
    860,000 US TREASURY BOND  6.25  05/15/2030     1,025,247
                                                   2,981,303
                                               -------------
US TREASURY NOTES - 48.28%
    390,000 US TREASURY NOTE  1.63  04/30/2005       391,859
  8,160,000 US TREASURY NOTE  6.50  05/15/2005     8,673,191
  7,755,000 US TREASURY NOTE  1.25  05/31/2005     7,755,907
  1,810,000 US TREASURY NOTE  1.13  06/30/2005     1,806,536
  2,615,000 US TREASURY NOTE  2.00  08/31/2005     2,639,414
  3,095,000 US TREASURY NOTE  5.75  11/15/2005     3,317,091
  2,600,000 US TREASURY NOTE  5.63  02/15/2006     2,801,804
  2,600,000 US TREASURY NOTE  2.00  05/15/2006     2,614,524
  6,920,000 US TREASURY NOTE  4.63  05/15/2006     7,349,254
  2,270,000 US TREASURY NOTE  6.88  05/15/2006     2,520,676
  3,485,000 US TREASURY NOTE  6.50  10/15/2006     3,887,274
  3,280,000 US TREASURY NOTE  2.63  11/15/2006     3,333,556
    100,000 US TREASURY NOTE  6.63  05/15/2007       113,559
  4,210,000 US TREASURY NOTE  6.13  08/15/2007     4,738,224
  4,375,000 US TREASURY NOTE  3.00  11/15/2007     4,463,524
  7,100,000 US TREASURY NOTE  5.63  05/15/2008     7,939,241
  1,865,000 US TREASURY NOTE  3.25  08/15/2008     1,903,029
  4,125,000 US TREASURY NOTE  4.75  11/15/2008     4,469,503
  3,475,000 US TREASURY NOTE  3.38  12/15/2008     3,549,250
  1,060,000 US TREASURY NOTE  6.00  08/15/2009     1,215,729
  1,000,000 US TREASURY NOTE  6.50  02/15/2010     1,177,617
  1,200,000 US TREASURY NOTE  5.75  08/15/2010     1,366,922
  1,750,000 US TREASURY NOTE  5.00  02/15/2011     1,914,608
  5,610,000 US TREASURY NOTE  5.00  08/15/2011     6,123,444
    520,000 US TREASURY NOTE  4.88  02/15/2012       562,067
  2,780,000 US TREASURY NOTE  4.00  11/15/2012     2,818,984
  3,550,000 US TREASURY NOTE  3.88  02/15/2013     3,556,795
  1,085,000 US TREASURY NOTE  4.25  08/15/2013     1,112,125
                                                  94,115,707
                                               -------------

TOTAL US TREASURY SECURITIES
(COST $94,877,712)                                97,097,010
                                               -------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

COLLATERAL FOR SECURITIES LENDING - 47.64%
COLLATERAL FOR SECURITY LENDING                $  92,866,336

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $92,866,336)                        92,866,336
                                               -------------
SHORT-TERM INVESTMENTS - 0.91%
US TREASURY BILLS - 0.91%
 $  629,000 US TREASURY BILL 0.87^  04/15/2004       628,320
    516,000 US TREASURY BILL 0.87^  04/15/2004       515,439
    204,000 US TREASURY BILL 0.88^  04/15/2004       203,777
    419,000 US TREASURY BILL 0.90^  04/15/2004       418,528

TOTAL SHORT-TERM
INVESTMENTS (COST $1,766,064)                      1,766,064
                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $273,547,506)*                146.98%    $ 286,489,368
OTHER ASSETS AND LIABILITIES, NET   (46.98)      (91,576,119)
                                    ------     -------------
TOTAL NET ASSETS                    100.00%    $ 194,913,249
                                    ======     =============

+  NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $456,502.

^  ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
   MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $275,051,804 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

   GROSS UNREALIZED APPRECIATION   $18,923,118

   GROSS UNREALIZED DEPRECIATION    (7,485,554)

   NET UNREALIZED APPRECIATION
   (DEPRECIATION)                  $11,437,564


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK - 65.75%
AMUSEMENT & RECREATION SERVICES - 0.12%
   5,480 CAESARS ENTERTAINMENT INCORPORATED+   $      67,404
   1,830 HARRAH'S ENTERTAINMENT INCORPORATED          95,068
   5,049 INTERNATIONAL GAME TECHNOLOGY               198,123
                                                     360,595
                                               -------------
APPAREL & ACCESSORY STORES - 0.27%
     824 ABERCROMBIE & FITCH COMPANY CLASS A          25,981
  11,272 GAP INCORPORATED                            234,458
   3,784 KOHLS CORPORATION+                          194,876
   8,223 LIMITED BRANDS                              162,404
   2,603 NORDSTROM INCORPORATED                      101,881
   2,588 ROSS STORES INCORPORATED                     82,945
                                                     802,545
                                               -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.37%
  17,972 BENETTON GROUP SPA ADR                      407,964
   2,213 JONES APPAREL GROUP INCORPORATED             82,545
   2,356 LIZ CLAIBORNE INCORPORATED                   86,936
   2,063 VF CORPORATION                               92,691
   9,768 WACOAL CORPORATION ADR                      443,565
                                                   1,113,701
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
   4,938 AUTONATION INCORPORATED+                     82,366
   1,204 AUTOZONE INCORPORATED+                      107,999
     736 CARMAX INCORPORATED+                         25,024
                                                     215,389
                                               -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.33%
      26 CAVCO INDUSTRIES INCORPORATED+                  988
     958 CENTEX CORPORATION                          102,314
     384 MDC HOLDINGS INCORPORATED                    27,052
     113 NVR INCORPORATED+                            52,263
   1,780 PULTE HOMES INCORPORATED                     93,913
  39,421 SEKISUI HOUSE LIMITED                       375,954
  11,688 VIVENDI UNIVERSAL SA ADR+                   337,199
                                                     989,683
                                               -------------
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.58%
   1,343 FASTENAL COMPANY                             65,069
  27,794 HOME DEPOT INCORPORATED                   1,009,200
   9,592 LOWE'S COMPANIES INCORPORATED               537,152
   2,776 SHERWIN-WILLIAMS COMPANY                     97,160
                                                   1,708,581
                                               -------------
BUSINESS SERVICES - 3.81%
   3,938 3COM CORPORATION+                            27,566
   3,046 ADOBE SYSTEMS INCORPORATED                  113,433
   1,275 AFFILIATED COMPUTER SERVICES
           INCORPORATED CLASS A+                      61,531
   1,474 AKAMAI TECHNOLOGIES INCORPORATED+            22,110
   1,150 ARBITRON INCORPORATED+                       47,863
   2,458 AUTODESK INCORPORATED                        70,422
   6,939 AUTOMATIC DATA PROCESSING INCORPORATED      294,561

SHARES   SECURITY NAME                            VALUE

   3,650 BEA SYSTEMS INCORPORATED+             $      50,370
   3,778 BMC SOFTWARE INCORPORATED+                   74,049
   3,656 CADENCE DESIGN SYSTEMS INCORPORATED+         56,412
  14,361 CENDANT CORPORATION                         325,995
   2,808 CERIDIAN CORPORATION+                        53,155
   1,769 CERTEGY INCORPORATED                         60,447
     991 CHECKFREE CORPORATION+                       28,769
   1,191 CHOICEPOINT INCORPORATED+                    44,853
   2,811 CITRIX SYSTEMS INCORPORATED+                 59,537
   7,631 COMPUTER ASSOCIATES INTERNATIONAL
           INCORPORATED                              202,679
   2,554 COMPUTER SCIENCES CORPORATION+              106,732
   9,026 COMPUWARE CORPORATION+                       70,764
   3,324 CONVERGYS CORPORATION+                       54,048
   1,403 DELUXE CORPORATION                           55,250
   2,122 DOUBLECLICK INCORPORATED+                    23,024
   1,147 DST SYSTEMS INCORPORATED+                    51,340
   7,748 EBAY INCORPORATED+                          533,527
     806 EFUNDS CORPORATION+                          13,065
   3,740 ELECTRONIC ARTS INCORPORATED+               176,378
   6,682 ELECTRONIC DATA SYSTEMS CORPORATION         127,960
   5,755 ENTERASYS NETWORKS INCORPORATED+             26,185
   2,419 EQUIFAX INCORPORATED                         63,402
     922 FAIR ISAAC CORPORATION                       54,988
  11,064 FIRST DATA CORPORATION                      453,392
   2,858 FISERV INCORPORATED+                        110,347
     229 HUDSON HIGHLAND GROUP INCORPORATED+           5,180
   4,337 IMS HEALTH INCORPORATED                     107,471
   5,725 INTERPUBLIC GROUP OF
           COMPANIES INCORPORATED+                    97,039
   2,635 INTUIT INCORPORATED+                        116,889
   1,637 MACROMEDIA INCORPORATED+                     33,558
   1,629 MANPOWER INCORPORATED                        72,898
   1,431 MERCURY INTERACTIVE CORPORATION+             69,461
 129,226 MICROSOFT CORPORATION                     3,424,501
   2,116 MONSTER WORLDWIDE INCORPORATED+              46,552
   1,085 MPS GROUP INCORPORATED+                      10,579
   1,407 NCR CORPORATION+                             62,977
   1,807 NETWORK ASSOCIATES INCORPORATED+             31,695
   5,063 NOVELL INCORPORATED+                         51,541
   2,298 OMNICOM GROUP INCORPORATED                  187,976
  61,611 ORACLE CORPORATION+                         793,550
     561 PALMSOURCE INCORPORATED+                     10,855
   4,022 PARAMETRIC TECHNOLOGY CORPORATION+           18,340
   4,986 PEOPLESOFT INCORPORATED+                    107,598
   1,323 REALNETWORKS INCORPORATED+                    7,528
  12,065 RENTOKIL INITIAL PLC ADR                    218,865
   5,433 REUTERS GROUP PLC ADR                       238,128
   3,525 ROBERT HALF INTERNATIONAL INCORPORATED+      79,207
   1,121 RSA SECURITY INCORPORATED+                   18,642
   8,000 SAP AG                                      316,800
   7,730 SIEBEL SYSTEMS INCORPORATED+                100,954
  46,673 SUN MICROSYSTEMS INCORPORATED+              249,234
   4,272 SUNGARD DATA SYSTEMS INCORPORATED+          124,187
     755 SYBASE INCORPORATED+                         16,240
   4,018 SYMANTEC CORPORATION+                       165,301
   1,896 SYNOPSYS INCORPORATED+                       55,894
     937 TIBCO SOFTWARE INCORPORATED+                  7,515
   5,708 UNISYS CORPORATION+                          80,654


30
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PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   3,019 VERISIGN INCORPORATED+                $      52,561
   5,612 VERITAS SOFTWARE CORPORATION+               170,717
   2,208 VIAD CORPORATION                             53,986
   4,301 WPP GROUP PLC ADR                           242,103
   7,998 YAHOO! INCORPORATED+                        355,111
                                                  11,316,440
                                               -------------
CHEMICALS & ALLIED PRODUCTS - 6.83%
  17,917 ABBOTT LABORATORIES                         766,848
   1,244 ABGENIX INCORPORATED+                        18,337
   2,288 AIR PRODUCTS & CHEMICALS INCORPORATED       110,373
   6,374 AKZO NOBEL NV ADR                           247,630
   1,692 ALBERTO-CULVER COMPANY CLASS B               69,507
  15,437 AMGEN INCORPORATED+                         980,713
  13,034 ASTRAZENECA PLC ADR                         633,713
   5,885 AVENTIS SA ADR                              454,616
   1,252 AVERY DENNISON CORPORATION                   79,339
   2,930 AVON PRODUCTS INCORPORATED                  206,858
   5,681 BASF AG ADR                                 303,706
   9,129 BAYER AG ADR                                260,724
  22,893 BRISTOL-MYERS SQUIBB COMPANY                636,883
   1,744 CABOT CORPORATION                            60,342
   2,655 CHIRON CORPORATION+                         129,856
   2,768 CLOROX COMPANY                              135,798
   6,080 COLGATE PALMOLIVE COMPANY                   337,136
   2,042 CROMPTON CORPORATION                         15,233
  11,035 DOW CHEMICAL COMPANY                        479,691
  10,515 DU PONT (E.I.) DE NEMOURS                   474,121
     793 EASTMAN CHEMICAL COMPANY                     33,584
   3,511 ECOLAB INCORPORATED                          95,885
  13,073 ELI LILLY & COMPANY                         966,618
   1,424 ESTEE LAUDER COMPANIES
           INCORPORATED CLASS A                       60,662
   4,416 FOREST LABORATORIES INCORPORATED+           333,320
   2,293 GENENTECH INCORPORATED+                     247,392
   3,156 GENZYME CORPORATION+                        160,262
   2,119 GILEAD SCIENCES INCORPORATED+               114,871
  11,320 GILLETTE COMPANY                            435,707
  20,253 GLAXOSMITHKLINE PLC ADR                     863,183
   1,080 GREAT LAKES CHEMICAL CORPORATION             27,432
     695 IMC GLOBAL INCORPORATED                       7,853
     725 IMCLONE SYSTEMS INCORPORATED+                30,435
   1,852 INTERNATIONAL FLAVORS &
           FRAGRANCES INCORPORATED                    67,765
   2,897 IVAX CORPORATION+                            64,487
   4,161 KING PHARMACEUTICALS INCORPORATED+           80,182
   1,168 LUBRIZOL CORPORATION                         36,512
     990 MEDAREX INCORPORATED+                         8,861
   1,288 MEDICIS PHARMACEUTICAL CORPORATION
           CLASS A                                    50,709
   3,560 MEDIMMUNE INCORPORATED+                      91,456
  25,824 MERCK & COMPANY INCORPORATED              1,241,618
   3,117 MILLENNIUM PHARMACEUTICALS
           INCORPORATED+                              55,514
   3,400 MONSANTO COMPANY                            112,336
   4,346 MYLAN LABORATORIES INCORPORATED             102,131
  20,158 NOVARTIS AG ADR                             889,976
   4,351 NOVO NORDISK A/S ADR                        203,670

SHARES   SECURITY NAME                            VALUE

  91,394 PFIZER INCORPORATED                   $   3,349,590
   2,172 PPG INDUSTRIES INCORPORATED                 127,475
   3,530 PRAXAIR INCORPORATED                        128,210
  15,021 PROCTER & GAMBLE COMPANY                  1,539,803
     977 PROTEIN DESIGN LABS INCORPORATED+            23,448
   7,176 ROCHE HOLDING AG ADR                        740,172
   2,920 ROHM & HAAS COMPANY                         116,070
  18,216 SCHERING-PLOUGH CORPORATION                 327,159
     989 SEPRACOR INCORPORATED+                       28,107
  21,000 SHISEIDO COMPANY LIMITED                    249,094
   1,169 SIGMA-ALDRICH CORPORATION                    66,832
   1,199 VALEANT PHARMACEUTICALS INTERNATIONAL        26,294
   1,137 VALSPAR CORPORATION                          56,702
     586 VERTEX PHARMACEUTICALS INCORPORATED+          6,610
   1,905 WATSON PHARMACEUTICALS INCORPORATED+         87,478
  15,738 WYETH                                       621,651
                                                  20,278,540
                                               -------------
COAL MINING - 0.02%
   1,556 ARCH COAL INCORPORATED                       45,560
                                               -------------
COMMUNICATIONS - 3.92%
   2,965 ALLTEL CORPORATION                          153,587
   3,992 AMERICAN TOWER CORPORATION CLASS A+          44,112
   9,640 AT&T CORPORATION                            193,089
  36,385 AT&T WIRELESS SERVICES INCORPORATED+        494,108
   7,019 AVAYA INCORPORATED+                         120,376
  22,237 BELLSOUTH CORPORATION                       612,852
   4,572 BRITISH SKY BROADCASTING
           GROUP PLC ADR+                            247,665
   9,382 BT GROUP PLC ADR                            315,798
   1,792 CABLEVISION SYSTEMS
           NEW YORK GROUP CLASS A+                    45,660
   2,046 CENTURYTEL INCORPORATED                      58,454
   4,357 CINCINNATI BELL INCORPORATED+                22,438
   7,689 CLEAR CHANNEL COMMUNICATIONS
           INCORPORATED                              330,935
  47,972 COMCAST CORPORATION CLASS A+              1,441,079
   2,403 COX COMMUNICATIONS
           INCORPORATED CLASS A+                      77,857
   3,111 CROWN CASTLE INTERNATIONAL CORPORATION+      37,488
  21,209 DEUTSCHE TELEKOM AG ADR                     417,181
   3,009 ECHOSTAR COMMUNICATIONS
           CORPORATION CLASS A+                      108,685
   1,119 EXTREME NETWORKS INCORPORATED+                9,008
   9,564 FRANCE TELECOM SA ADR+                      264,731
   4,415 INTERACTIVECORP+                            143,797
   3,911 LAGARDERE SCA ADR                           236,896
   6,362 LEVEL 3 COMMUNICATIONS INCORPORATED+         27,357
  13,289 NEXTEL COMMUNICATIONS
           INCORPORATED CLASS A+                     352,026
  10,677 NIPPON TELEGRAPH AND
           TELEPHONE CORPORATION ADR                 248,561
  13,190 NTT DOCOMO INCORPORATED ADR                 275,407
  23,822 QWEST COMMUNICATIONS INTERNATIONAL
           INCORPORATED+                             109,105
   6,605 REED ELSEVIER PLC ADR                       249,999
  42,008 SBC COMMUNICATIONS INCORPORATED           1,008,612
  12,878 SPRINT CORPORATION-FON GROUP                228,327
  14,867 SPRINT CORPORATION-PCS GROUP+               133,803

                                                                              31
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WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   9,577 TDC A/S ADR                           $     192,593
  15,354 TELEFONICA SA ADR+                          755,570
     451 TELEPHONE & DATA SYSTEMS
           INCORPORATED                               32,495
   4,330 UNIVISION COMMUNICATIONS
           INCORPORATED CLASS A+                     154,278
  33,859 VERIZON COMMUNICATIONS INCORPORATED       1,297,815
  48,496 VODAFONE GROUP PLC ADR                    1,210,945
                                                  11,652,689
                                               -------------
DEPOSITORY INSTITUTIONS - 8.08%
   3,317 ABC BANCORP                                  63,122
  15,236 ABN AMRO HOLDING NV ADR                     354,237
   8,912 ALLIED IRISH BANKS PLC ADR                  274,490
   4,265 AMSOUTH BANCORPORATION                      107,904
   1,605 ASSOCIATED BANC-CORP                         71,246
  32,925 BANCO BILBAO VIZCAYA
           ARGENTARIA SA ADR                         454,694
  48,880 BANCO SANTANDER CENTRAL
           HISPANO SA ADR                            568,474
  17,839 BANK OF AMERICA CORPORATION               1,461,371
   8,956 BANK OF NEW YORK
           COMPANY INCORPORATED                      295,548
  13,003 BANK ONE CORPORATION                        701,902
  14,412 BARCLAYS PLC ADR                            531,082
   7,641 BAYERISCHE HYPO-UND
           VEREINSBANK AG ADR+                       168,042
   5,601 BB&T CORPORATION                            208,077
  15,479 BNP PARIBAS SA ADR                          488,989
   2,844 BRYN MAWR BANK CORPORATION                   65,668
     627 CAPITOL BANCORP LIMITED                      18,478
   1,459 CASCADE BANCORP                              33,411
   1,417 CB BANCSHARES INCORPORATED                   99,714
   2,217 CHARTER ONE FINANCIAL INCORPORATED           80,300
   2,894 CHITTENDEN CORPORATION                       95,444
  65,396 CITIGROUP INCORPORATED                    3,286,803
     575 CITY BANK LYNNWOOD WASHINGTON                19,360
     744 CITY NATIONAL CORPORATION                    46,247
   2,084 COBIZ INCORPORATED                           41,993
   1,729 COLUMBIA BANCORP                             54,896
     932 COMERICA INCORPORATED                        53,627
     994 COMMERCE BANCSHARES INCORPORATED             49,114
   1,315 COMMERCIAL FEDERAL CORPORATION               36,873
   1,320 COMPASS BANCSHARES INCORPORATED              54,886
     604 CONNECTICUT BANCSHARES INCORPORATED          31,348
   5,637 DEUTSCHE BANK AG                            487,713
   5,766 FIFTH THIRD BANCORP                         323,011
   3,105 FIRST OAK BROOK BANCSHARES
           INCORPORATED                               96,892
   1,640 FIRST PLACE FINANCIAL CORPORATION            32,242
   1,605 FIRST SOUTH BANCORP INCORPORATED             52,981
   1,791 FIRST TENNESSEE NATIONAL CORPORATION         82,816
   2,502 FIRSTMERIT CORPORATION                       66,353
  13,033 FLEETBOSTON FINANCIAL CORPORATION           586,876
   3,650 FULTON FINANCIAL CORPORATION                 80,336
   1,056 GERMAN AMERICAN BANCORP                      18,564
   1,554 GOLDEN WEST FINANCIAL CORPORATION           179,363
     996 GREENPOINT FINANCIAL CORPORATION             43,445
  11,700 HBOS PLC ADR                                475,838
   3,101 HIBERNIA CORPORATION CLASS A                 73,618

SHARES   SECURITY NAME                            VALUE

  11,416 HORIZON FINANCIAL CORPORATION         $     219,187
  13,848 HSBC HOLDINGS PLC ADR                     1,132,074
   3,944 HUNTINGTON BANCSHARES INCORPORATED           91,225
   5,021 HYPO REAL ESTATE HOLDING AG ADR+            142,240
     548 IBERIABANK CORPORATION                       34,086
   2,147 INTERCHANGE FINANCIAL SERVICES CORP          52,151
     112 ITLA CAPITAL CORPORATION+                     5,375
  25,940 JP MORGAN CHASE & COMPANY                 1,064,059
   3,470 KEYCORP                                     112,497
  12,434 LLOYDS TSB GROUP PLC ADR                    424,372
     291 M&T BANK CORPORATION                         27,951
   3,274 MARSHALL & ILSLEY CORPORATION               129,716
   2,024 MASSBANK CORPORATION                         82,986
   4,677 MELLON FINANCIAL CORPORATION                151,441
   1,179 MERCANTILE BANKSHARES CORPORATION            53,138
   1,892 MERCHANTS BANCSHARES INCORPORATED            54,013
   4,336 NATIONAL AUSTRALIA BANK LIMITED             519,453
  70,589 NATIONAL BANK OF GREECE SA ADR              404,475
   6,616 NATIONAL CITY CORPORATION                   236,191
   2,612 NATIONAL COMMERCE FINANCIAL
           CORPORATION                                76,401
   4,156 NEW YORK COMMUNITY BANCORP
           INCORPORATED                              145,959
   1,696 NORTH FORK BANCORPORATION
           INCORPORATED                               71,622
   2,859 NORTHERN TRUST CORPORATION                  141,949
     288 PARK NATIONAL CORPORATION                    32,544
     385 PEOPLES BANCORP INCORPORATED                 11,073
   1,603 PNC FINANCIAL SERVICES GROUP                 93,968
   2,369 PROSPERITY BANCSHARES INCORPORATED           56,027
   2,269 REGIONS FINANCIAL CORPORATION                83,726
  20,402 SAN PAOLO-IMI SPA                           529,840
  20,756 SOCIETE GENERALE                            368,529
   4,444 SOUTHTRUST CORPORATION                      149,318
   3,905 SOVEREIGN BANCORP INCORPORATED               86,496
   1,842 STATE BANCORP INCORPORATED                   45,958
   3,937 STATE STREET CORPORATION                    211,535
   1,609 SUMMIT BANCSHARES INCORPORATED               51,102
   1,569 SUN BANCORP INCORPORATED                     29,183
   2,229 SUNTRUST BANKS INCORPORATED                 161,179
   4,360 SYNOVUS FINANCIAL CORPORATION               109,218
     524 TCF FINANCIAL CORPORATION                    27,238
   2,894 TRUSTMARK CORPORATION                        88,238
   2,159 UNION PLANTERS CORPORATION                   64,727
  24,285 US BANCORP                                  692,851
   2,443 VALLEY NATIONAL BANCORP                      68,868
  15,507 WACHOVIA CORPORATION                        743,871
  10,113 WASHINGTON MUTUAL INCORPORATED              454,478
     927 WEBSTER FINANCIAL CORPORATION                46,674
  19,955 WELLS FARGO & COMPANY++                   1,144,419
  11,092 WESTPAC BANKING CORPORATION ADR             725,417
   1,310 WILMINGTON TRUST CORPORATION                 48,915
     337 YARDVILLE NATIONAL BANCORP                    8,169
   1,285 ZIONS BANCORPORATION                         74,877
                                                  23,998,387
                                               -------------
EATING & DRINKING PLACES - 0.31%
   1,769 BRINKER INTERNATIONAL INCORPORATED+          66,568
   3,256 DARDEN RESTAURANTS INCORPORATED              79,446
  16,361 MCDONALD'S CORPORATION                      463,016


32
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PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,772 OUTBACK STEAKHOUSE INCORPORATED       $      85,747
   1,773 WENDY'S INTERNATIONAL INCORPORATED           72,108
   4,175 YUM! BRANDS INCORPORATED+                   154,600
                                                     921,485
                                               -------------
EDUCATIONAL SERVICES - 0.09%
   2,712 APOLLO GROUP INCORPORATED CLASS A+          206,519
   1,339 CAREER EDUCATION CORPORATION+                66,936
                                                     273,455
                                               -------------
ELECTRIC, GAS & SANITARY SERVICES - 2.80%
   9,689 AES CORPORATION+                             87,782
   4,373 ALLEGHENY ENERGY INCORPORATED+               57,680
   3,745 ALLIED WASTE INDUSTRIES
           INCORPORATED+                              47,299
   2,202 AMEREN CORPORATION                          104,375
   4,548 AMERICAN ELECTRIC POWER COMPANY
           INCORPORATED                              156,906
  11,226 BG GROUP PLC ADR                            339,138
   1,555 BLACK HILLS CORPORATION                      47,583
   6,512 CALPINE CORPORATION+                         35,881
   6,206 CENTERPOINT ENERGY INCORPORATED              64,915
   1,282 CH ENERGY GROUP INCORPORATED                 63,074
   2,504 CINERGY CORPORATION                          98,132
   6,239 CITIZENS COMMUNICATIONS COMPANY+             82,230
  71,893 CLP HOLDINGS LIMITED                        370,371
   4,162 CMS ENERGY CORPORATION+                      38,290
   2,153 CONNECTICUT WATER SERVICE
           INCORPORATED                               62,760
   2,056 CONSOLIDATED EDISON INCORPORATED             90,814
   2,745 CONSTELLATION ENERGY GROUP
           INCORPORATED                              109,114
   3,487 DOMINION RESOURCES INCORPORATED             219,088
   1,391 DTE ENERGY COMPANY                           56,280
  10,994 DUKE ENERGY CORPORATION                     241,428
   4,993 E.ON AG                                     340,023
   5,548 EDISON INTERNATIONAL                        128,103
   8,610 EL PASO CORPORATION                          64,058
  17,913 ENDESA SA ADR                               355,036
   1,357 ENERGYSOUTH INCORPORATED                     48,296
   2,766 ENTERGY CORPORATION                         163,996
   4,018 EXELON CORPORATION                          269,769
   4,154 FIRSTENERGY CORPORATION                     160,469
   1,936 FPL GROUP INCORPORATED                      127,098
 204,107 HONG KONG & CHINA GAS
           COMPANY LIMITED ADR                       352,677
  65,276 HONG KONG ELECTRIC HOLDINGS
           LIMITED ADR                               280,093
   7,990 INTERNATIONAL POWER PLC+                    210,936
   1,893 KEYSPAN CORPORATION                          71,934
   1,880 KINDER MORGAN INCORPORATED                  116,015
   3,724 MIDDLESEX WATER COMPANY                      75,150
   6,517 NATIONAL GRID TRANSCO PLC                   264,590
   4,558 NISOURCE INCORPORATED                        98,954
   1,288 NSTAR                                        65,881
   5,825 PG&E CORPORATION+                           164,090
   1,697 PINNACLE WEST CAPITAL CORPORATION            66,336
   2,642 PPL CORPORATION                             122,932
   2,636 PROGRESS ENERGY INCORPORATED                121,678
   2,836 PUBLIC SERVICE ENTERPRISE
           GROUP INCORPORATED                        133,689

SHARES   SECURITY NAME                            VALUE

   4,183 RELIANT RESOURCES INCORPORATED+       $      31,791
   5,109 RWE AG                                      224,399
  10,106 SCOTTISH POWER PLC                          281,351
   3,118 SEMPRA ENERGY                                98,841
   8,257 SOUTHERN COMPANY                            250,352
  13,079 SUEZ SA                                     291,923
     310 TEXAS GENCO HOLDINGS INCORPORATED            11,420
   2,834 TXU CORPORATION                              79,721
   1,510 UIL HOLDINGS CORPORATION                     72,646
  17,058 UNITED UTILITIES PLC                        328,708
   6,763 WASTE MANAGEMENT INCORPORATED               192,746
   8,951 WILLIAMS COMPANIES INCORPORATED              84,766
   1,335 WPS RESOURCES CORPORATION                    63,479
   7,413 XCEL ENERGY INCORPORATED                    129,505
                                                   8,316,591
                                               -------------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.07%
   1,472 ADVANCED FIBRE COMMUNICATIONS
           INCORPORATED+                              36,093
   5,237 ADVANCED MICRO DEVICES INCORPORATED+         78,555
  17,997 ALCATEL SA ADR+                             291,371
   5,199 ALTERA CORPORATION+                         114,794
   4,575 AMERICAN POWER CONVERSION CORPORATION       103,486
   4,373 ANALOG DEVICES INCORPORATED                 218,213
   4,258 ANDREW CORPORATION+                          75,878
   6,682 APPLIED MICRO CIRCUITS CORPORATION+          43,166
   6,755 ASML HOLDING NV NY SHARES+                  123,346
   3,885 BROADCOM CORPORATION CLASS A+               157,653
   4,871 CANON INCORPORATED ADR                      239,410
   8,461 CHARTERED SEMICONDUCTOR+                     84,441
   7,173 CIENA CORPORATION+                           41,101
   3,909 COMVERSE TECHNOLOGY INCORPORATED+            77,085
   4,099 CONEXANT SYSTEMS INCORPORATED+               30,128
   1,393 COOPER INDUSTRIES LIMITED CLASS A            73,704
     738 CREE INCORPORATED+                           17,675
   1,792 CYPRESS SEMICONDUCTOR+                       38,671
   4,144 EMERSON ELECTRIC COMPANY                    258,917
   4,455 GEMSTAR-TV GUIDE INTERNATIONAL
           INCORPORATED+                              32,254
 120,857 GENERAL ELECTRIC COMPANY                  3,930,270
     871 HARRIS CORPORATION                           41,155
   9,370 HUGHES ELECTRONICS CORPORATION+             162,476
   7,684 INFINEON TECHNOLOGIES AG ADR+               108,344
   1,763 INTEGRATED DEVICE
           TECHNOLOGY INCORPORATED+                   29,072
  78,105 INTEL CORPORATION                         2,283,009
     416 INTERDIGITAL COMMUNICATIONS
           CORPORATION+                               11,049
  20,361 INTERNATIONAL BUSINESS
           MACHINES CORPORATION                    1,964,837
     764 INTERNATIONAL RECTIFIER CORPORATION+         35,266
   3,269 JABIL CIRCUIT INCORPORATED+                  91,467
  21,032 JDS UNIPHASE CORPORATION+                   103,057
   2,289 KLA-TENCOR CORPORATION+                     120,859
  11,633 KONINKLIJKE (ROYAL) PHILIPS
           ELECTRONICS NV NY SHARES                  353,876

WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     805 L-3 COMMUNICATIONS
           HOLDINGS INCORPORATED               $      43,084
   2,406 LATTICE SEMICONDUCTOR CORPORATION+           24,854
   3,560 LINEAR TECHNOLOGY CORPORATION               142,364
   6,034 LSI LOGIC CORPORATION+                       60,943
  19,260 MATSUSHITA ELECTRIC INDUSTRIAL
           COMPANY LIMITED ADR                       279,270
   3,733 MAXIM INTEGRATED PRODUCTS INCORPORATED      186,314
   1,481 MAYTAG CORPORATION                           41,809
   1,478 MCDATA CORPORATION CLASS A+                  11,913
   2,524 MICROCHIP TECHNOLOGY INCORPORATED            71,934
   7,868 MICRON TECHNOLOGY INCORPORATED+             118,335
   2,787 MINDSPEED TECHNOLOGIES INCORPORATED+         24,749
  24,019 MINEBEA COMPANY LIMITED ADR                 222,471
   3,432 MOLEX INCORPORATED                          108,726
  29,221 MOTOROLA INCORPORATED                       539,127
   2,456 NATIONAL SEMICONDUCTOR CORPORATION+          96,668
   4,952 NETWORK APPLIANCE INCORPORATED+             107,260
   6,588 NIDEC CORPORATION ADR                       162,724
  18,583 NOKIA OYJ ADR                               404,552
   1,855 NOVELLUS SYSTEMS INCORPORATED+               59,638
   2,450 NVIDIA CORPORATION+                          54,513
   9,406 OMRON CORPORATION                           204,459
   8,068 PIONEER CORPORATION                         223,484
     859 PLEXUS CORPORATION+                          16,458
   2,807 PMC-SIERRA INCORPORATED+                     55,859
   1,764 POLYCOM INCORPORATED+                        38,931
   2,122 POWER-ONE INCORPORATED+                      26,016
   1,274 QLOGIC CORPORATION+                          53,253
   9,625 QUALCOMM INCORPORATED                       610,706
   1,028 RAMBUS INCORPORATED+                         33,297
   2,257 RF MICRO DEVICES INCORPORATED+               20,968
   3,666 ROCKWELL COLLINS INCORPORATED               119,292
   9,166 SANMINA-SCI CORPORATION+                    116,317
   2,811 SCIENTIFIC-ATLANTA INCORPORATED              93,044
     821 SKYWORKS SOLUTIONS INCORPORATED+              9,261
  13,779 SOLECTRON CORPORATION+                       88,048
   6,388 SONY CORPORATION ADR                        261,525
   7,298 STMICROELECTRONICS NV NY SHARES             188,653
   2,613 TDK CORPORATION ADR                         183,354
  16,995 TELEFONAKTIEBOLAGET LM ERICSSON ADR+        493,195
   5,940 TELLABS INCORPORATED+                        57,618
  21,318 TEXAS INSTRUMENTS INCORPORATED              653,397
   1,818 TRIQUINT SEMICONDUCTOR INCORPORATED+         14,544
     439 VARIAN SEMICONDUCTOR EQUIPMENT
           ASSOCIATES INCORPORATED+                   17,907
   2,257 VISHAY INTERTECHNOLOGY INCORPORATED+         50,805
   3,459 VITESSE SEMICONDUCTOR CORPORATION+           27,637
     810 WHIRLPOOL CORPORATION                        59,081
   4,135 XILINX INCORPORATED+                        173,835
                                                  18,022,870
                                               -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES - 0.23%
     829 APPLERA CORPORATION-CELERA
           GENOMICS GROUP+                            12,020
     929 CELGENE CORPORATION+                         38,080
     406 CEPHALON INCORPORATED+                       24,088

SHARES   SECURITY NAME                            VALUE

   2,162 CURAGEN CORPORATION+                  $      14,312
   1,635 FLUOR CORPORATION                            67,411
   1,321 GENE LOGIC INCORPORATED+                      7,543
     878 INCYTE CORPORATION+                           7,586
   2,116 MOODY'S CORPORATION                         141,476
   4,756 PAYCHEX INCORPORATED                        153,001
   1,466 QUEST DIAGNOSTICS INCORPORATED              121,487
   7,486 SERVICEMASTER COMPANY                        82,421
     643 UNITEDGLOBALCOM INCORPORATED+                 6,102
                                                     675,527
                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.26%
     449 ALLIANT TECHSYSTEMS INCORPORATED+            25,638
   1,060 BALL CORPORATION                             68,444
   2,107 CRANE COMPANY                                67,719
   2,036 FORTUNE BRANDS INCORPORATED                 145,533
   3,743 ILLINOIS TOOL WORKS INCORPORATED            297,643
   6,236 MASCO CORPORATION                           174,858
                                                     779,835
                                               -------------
FINANCIAL SERVICES - 0.02%
   4,246 JANUS CAPITAL GROUP INCORPORATED             72,692
                                               -------------
FOOD & KINDRED PRODUCTS - 2.51%
   7,837 ANHEUSER-BUSCH COMPANIES INCORPORATED       417,085
  10,446 ARCHER-DANIELS-MIDLAND COMPANY              179,671
  10,442 CADBURY SCHWEPPES PLC ADR                   353,670
   5,077 CAMPBELL SOUP COMPANY                       141,953
  27,583 COCA COLA COMPANY                         1,378,047
   5,782 COCA COLA ENTERPRISES INCORPORATED          134,778
  53,730 COMPASS GROUP PLC                           365,445
   6,797 CONAGRA FOODS INCORPORATED                  184,810
   2,059 DEL MONTE FOODS COMPANY+                     22,443
   8,007 DIAGEO PLC ADR                              453,597
   2,570 FLOWERS FOODS INCORPORATED                   69,133
   4,231 GENERAL MILLS INCORPORATED                  194,541
   3,599 HEINZ (HJ) COMPANY                          137,518
   3,300 HERCULES INCORPORATED+                       39,270
   1,111 HERSHEY FOODS CORPORATION                    92,102
   2,205 HORMEL FOODS CORPORATION                     61,123
   1,632 JM SMUCKER COMPANY                           82,547
   4,643 KELLOGG COMPANY                             183,352
  31,227 KIRIN BREWERY COMPANY LIMITED               288,850
   1,473 KRAFT FOODS INCORPORATED CLASS A             49,773
   2,825 MCCORMICK & COMPANY INCORPORATED             88,338
  14,433 NESTLE SA ADR                               951,745
   3,881 PEPSI BOTTLING GROUP INCORPORATED           112,277
   3,040 PEPSIAMERICAS INCORPORATED                   58,307
  19,062 PEPSICO INCORPORATED                        989,318
  10,175 SARA LEE CORPORATION                        222,018
   3,500 TYSON FOODS INCORPORATED CLASS A             55,580
   2,542 WRIGLEY (WM) JR COMPANY                     142,962
                                                   7,450,253
                                               -------------
FOOD STORES - 0.59%
   3,690 ALBERTSON'S INCORPORATED                     91,291
  11,773 COLES MYER LIMITED ADR                      560,630
  25,041 KONINKLIJKE AHOLD NV ADR+                   210,344
   8,625 KROGER COMPANY+                             165,773

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   5,854 STARBUCKS CORPORATION+                $     218,998
  28,272 TESCO PLC ADR                               405,310
     873 WHOLE FOODS MARKET INCORPORATED              67,527
   3,069 WINN-DIXIE STORES INCORPORATED               18,782
                                                   1,738,655
                                               -------------
FORESTRY - 0.07%
   2,994 WEYERHAEUSER COMPANY                        195,359
                                               -------------
FURNITURE & FIXTURES - 0.12%
     479 ETHAN ALLEN INTERIORS INCORPORATED           20,822
   1,431 HERMAN MILLER INCORPORATED                   40,125
     700 HILLENBRAND INDUSTRIES INCORPORATED          46,235
   1,696 HON INDUSTRIES INCORPORATED                  64,058
   3,846 LEGGETT & PLATT INCORPORATED                 94,112
   3,450 NEWELL RUBBERMAID INCORPORATED               88,285
                                                     353,637
                                               -------------
GENERAL MERCHANDISE STORES - 0.48%
     573 BJ'S WHOLESALE CLUB INCORPORATED+            13,609
   5,211 DOLLAR GENERAL CORPORATION                  114,069
   2,430 FAMILY DOLLAR STORES INCORPORATED            92,437
   2,429 FEDERATED DEPARTMENT
           STORES INCORPORATED                       127,207
   3,636 JC PENNEY COMPANY INCORPORATED              112,243
   3,800 MAY DEPARTMENT STORES COMPANY               133,836
     872 SAKS INCORPORATED+                           15,190
   3,514 SEARS ROEBUCK & COMPANY                     165,193
  11,230 TARGET CORPORATION                          493,671
   6,856 TJX COMPANIES INCORPORATED                  161,459
                                                   1,428,914
                                               -------------
HEALTH SERVICES - 0.39%
   4,247 BIOGEN IDEC INCORPORATED+                   235,496
   3,548 CAREMARK RX INCORPORATED+                   114,458
   1,598 CORVEL CORPORATION+                          58,439
   1,121 FIRST HEALTH GROUP CORPORATION+              23,743
   6,346 HCA INCORPORATED                            269,832
   4,186 HEALTH MANAGEMENT ASSOCIATION
           INCORPORATED CLASS A                       93,306
   1,882 HUMAN GENOME SCIENCES INCORPORATED+          23,995
     309 IMMUNOMEDICS INCORPORATED+                    1,310
   2,025 LABORATORY CORPORATION OF
           AMERICA HOLDINGS+                          79,360
     958 LINCARE HOLDINGS INCORPORATED+               30,982
   2,171 MANOR CARE INCORPORATED                      76,875
     933 RENAL CARE GROUP INCORPORATED+               43,534
   5,236 TENET HEALTHCARE CORPORATION+                62,937
     811 UNIVERSAL HEALTH SERVICES CLASS B            43,737
                                                   1,158,004
                                               -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.64%
   1,456 ALEXANDRIA REAL ESTATE EQUITIES
           INCORPORATED                               89,369
   3,147 APARTMENT INVESTMENT & MANAGEMENT
           COMPANY CLASS A                           101,963
   4,368 ARCHSTONE-SMITH TRUST                       122,304
   2,141 AVALONBAY COMMUNITIES INCORPORATED          107,863
     397 CAPITAL AUTOMOTIVE                           13,554

SHARES   SECURITY NAME                            VALUE

   5,140 DUKE REALTY CORPORATION               $     166,536
   5,406 EQUITY OFFICE PROPERTIES TRUST              154,287
   5,473 EQUITY RESIDENTIAL                          162,822
   7,207 HOST MARRIOTT CORPORATION+                   87,637
   3,368 ISTAR FINANCIAL INCORPORATED                140,951
  34,986 MITSUBISHI TOKYO FINANCIAL GROUP
           INCORPORATED ADR                          272,891
   4,597 PLUM CREEK TIMBER COMPANY                   143,472
   3,724 SIMON PROPERTY GROUP INCORPORATED           202,921
   2,348 VORNADO REALTY TRUST                        133,601
                                                   1,900,171
                                               -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
   3,929 BED BATH & BEYOND INCORPORATED+             160,618
   4,258 BEST BUY COMPANY INCORPORATED               226,738
   3,592 CIRCUIT CITY STORES INCORPORATED             40,159
   2,101 PIER 1 IMPORTS INCORPORATED                  49,184
   2,663 RADIOSHACK CORPORATION                       92,033
                                                     568,732
                                               -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.24%
  15,407 ACCOR SA ADR                                337,973
   6,285 HILTON HOTELS CORPORATION                   100,749
     580 MANDALAY RESORT GROUP                        29,812
   3,175 MARRIOTT INTERNATIONAL INCORPORATED
           CLASS A                                   141,700
   2,751 STARWOOD HOTELS & RESORTS
           WORLDWIDE INCORPORATED                    107,316
                                                     717,550
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.83%
   8,452 3M COMPANY                                  659,425
      39 AGCO CORPORATION+                               727
   1,096 AMERICAN STANDARD COMPANIES
           INCORPORATED+                             119,420
   5,190 APPLE COMPUTER INCORPORATED+                124,197
  20,372 APPLIED MATERIALS INCORPORATED+             432,701
   2,916 BAKER HUGHES INCORPORATED                   109,700
   1,125 BLACK & DECKER CORPORATION                   57,983
   2,757 BROCADE COMMUNICATIONS SYSTEMS
           INCORPORATED+                              19,216
   4,287 CATERPILLAR INCORPORATED                    324,740
     937 CDW CORPORATION                              64,822
  83,285 CISCO SYSTEMS INCORPORATED+               1,923,884
     493 COOPER CAMERON CORPORATION+                  21,800
   2,893 DEERE & COMPANY                             185,817
  30,507 DELL INCORPORATED+                          996,054
     819 DIEBOLD INCORPORATED                         43,153
   3,045 DOVER CORPORATION                           119,334
  28,806 EMC CORPORATION+                            412,502
     360 EMULEX CORPORATION+                           8,345
   2,605 FMC TECHNOLOGIES INCORPORATED+               68,512
   8,015 GATEWAY INCORPORATED+                        43,521
   3,532 GRANT PRIDECO INCORPORATED+                  53,580
   1,695 HITACHI LIMITED ADR                         111,023
   2,403 INGERSOLL-RAND COMPANY CLASS A              159,751
   3,033 JUNIPER NETWORKS INCORPORATED+               78,464

WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   8,968 KOMATSU LIMITED ADR                   $     218,003
   1,838 LAM RESEARCH CORPORATION+                    46,998
   1,646 LEXMARK INTERNATIONAL INCORPORATED+         135,449
  28,269 MAKITA CORPORATION                          336,401
  29,805 NEC CORPORATION ADR                         219,663
   2,905 PALL CORPORATION                             76,024
     802 PALMONE INCORPORATED+                         8,044
   1,606 PARKER HANNIFIN CORPORATION                  90,209
   2,233 PITNEY BOWES INCORPORATED                    92,335
   1,226 SANDISK CORPORATION+                         31,091
   6,973 SIEMENS AG                                  542,499
   1,699 SMITH INTERNATIONAL INCORPORATED+            86,088
   3,301 SONUS NETWORKS INCORPORATED+                 19,575
   1,037 SPX CORPORATION+                             43,554
   1,808 STANLEY WORKS                                70,024
   1,928 STORAGE TECHNOLOGY CORPORATION+              56,625
   4,655 SYMBOL TECHNOLOGIES INCORPORATED             79,228
     884 VARIAN MEDICAL SYSTEMS INCORPORATED+         74,026
     662 ZEBRA TECHNOLOGIES CORPORATION CLASS A+      47,320
                                                   8,411,827
                                               -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.39%
   3,805 ACE LIMITED                                 171,073
   4,316 AON CORPORATION                             113,209
   2,717 HUMANA INCORPORATED+                         59,556
   1,163 JEFFERSON-PILOT CORPORATION                  62,151
   5,988 MARSH & MCLENNAN COMPANIES
           INCORPORATED                              287,364
   3,124 MEDCO HEALTH SOLUTIONS INCORPORATED+        102,030
   8,834 METLIFE INCORPORATED                        310,515
   3,781 UNUMPROVIDENT CORPORATION                    56,034
                                                   1,161,932
                                               -------------
INSURANCE CARRIERS - 3.06%
  10,824 AEGON NV                                    160,953
   2,168 AETNA INCORPORATED                          175,153
   6,336 AFLAC INCORPORATED                          257,305
  21,253 ALLIANZ AG ADR                              266,725
     889 ALLMERICA FINANCIAL CORPORATION+             32,786
   7,541 ALLSTATE CORPORATION                        344,096
   1,229 AMBAC FINANCIAL GROUP INCORPORATED           96,108
  32,269 AMERICAN INTERNATIONAL
           GROUP INCORPORATED                      2,387,906
     711 AMERICAN NATIONAL INSURANCE COMPANY          67,261
   1,772 ANTHEM INCORPORATED+                        152,303
  15,062 AXA ADR                                     347,932
   2,090 CHUBB CORPORATION                           148,348
   1,588 CIGNA CORPORATION                            88,023
   2,364 CINCINNATI FINANCIAL CORPORATION            106,475
   1,036 CNA FINANCIAL CORPORATION+                   28,490
   3,450 HARTFORD FINANCIAL SERVICES
           GROUP INCORPORATED                        225,975
   2,190 HEALTH NET INCORPORATED+                     60,444
  17,324 ING GROEP NV ADR                            425,997
   3,220 JOHN HANCOCK FINANCIAL SERVICES
           INCORPORATED                              135,691
   2,118 LINCOLN NATIONAL CORPORATION                 98,339
   2,142 LOEWS CORPORATION                           129,141

SHARES   SECURITY NAME                            VALUE

   1,858 MBIA INCORPORATED                     $     122,238
   1,255 MGIC INVESTMENT CORPORATION                  83,056
   3,924 MILLEA HOLDINGS INCORPORATED                252,941
   2,935 OLD REPUBLIC INTERNATIONAL
           CORPORATION                                69,266
     865 OXFORD HEALTH PLANS INCORPORATED             41,485
   1,088 PMI GROUP INCORPORATED                       43,085
   3,942 PRINCIPAL FINANCIAL GROUP
           INCORPORATED                              142,700
   2,616 PROGRESSIVE CORPORATION                     216,239
   1,445 PROTECTIVE LIFE CORPORATION                  54,968
   6,265 PRUDENTIAL FINANCIAL INCORPORATED           290,633
   1,354 RADIAN GROUP INCORPORATED                    59,170
   1,711 SAFECO CORPORATION                           76,995
   2,693 ST PAUL COMPANIES INCORPORATED              115,099
     772 STANCORP FINANCIAL GROUP
           INCORPORATED                               50,913
   3,260 SWISS REINSURANCE COMPANY ADR               234,608
   1,683 TORCHMARK CORPORATION                        87,718
  12,753 TRAVELERS PROPERTY CASUALTY
           CORPORATION CLASS B                       232,615
   7,796 UNITEDHEALTH GROUP INCORPORATED             483,352
   1,561 UNITRIN INCORPORATED                         67,669
   1,869 WELLPOINT HEALTH NETWORKS
           INCORPORATED+                             203,291
   1,568 XL CAPITAL LIMITED CLASS A                  120,203
  19,260 ZURICH FINANCIAL SERVICES AG ADR+           315,427
                                                   9,099,122
                                               -------------
LEATHER & LEATHER PRODUCTS - 0.03%
   2,637 COACH INCORPORATED+                         104,504
                                               -------------
LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE - 0.05%
   4,348 GEORGIA-PACIFIC CORPORATION                 139,353
                                               -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.73%
     101 ADVANCED MEDICAL OPTICS
           INCORPORATED+                               2,323
   8,205 ADVANTEST CORPORATION ADR                   152,121
   6,432 AGILENT TECHNOLOGIES INCORPORATED+          219,910
   1,739 ALLERGAN INCORPORATED                       152,232
   3,650 APPLERA CORPORATION-APPLIED
           BIOSYSTEMS GROUP                           83,220
   1,198 BAUSCH & LOMB INCORPORATED                   71,149
   7,287 BAXTER INTERNATIONAL INCORPORATED           212,197
   1,187 BECKMAN COULTER INCORPORATED                 62,412
   3,371 BECTON DICKINSON & COMPANY                  163,999
   3,702 BIOMET INCORPORATED                         144,304
  10,018 BOSTON SCIENTIFIC CORPORATION+              409,235
     923 CR BARD INCORPORATED                         87,122
   1,987 DANAHER CORPORATION                         178,095
   1,592 DENTSPLY INTERNATIONAL INCORPORATED          69,746
   3,809 EASTMAN KODAK COMPANY                       108,709
   7,160 FUJI PHOTO FILM COMPANY LIMITED ADR         222,175
   3,883 GUIDANT CORPORATION                         264,588
  14,057 MEDTRONIC INCORPORATED                      659,273
   1,031 MILLIPORE CORPORATION+                       53,973
      23 NEWPORT CORPORATION+                            403
   9,366 OLYMPUS CORPORATION ADR                     195,018
   3,365 PERKINELMER INCORPORATED                     70,127
   4,817 RAYTHEON COMPANY                            146,437

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     935 RESMED INCORPORATED+                  $      44,001
   2,067 RICOH COMPANY LIMITED ADR                   209,046
   3,659 ROCKWELL AUTOMATION INCORPORATED            111,453
   2,243 ST JUDE MEDICAL INCORPORATED+               162,954
   2,519 STRYKER CORPORATION                         223,511
   2,036 TEKTRONIX INCORPORATED                       65,254
   2,614 TERADYNE INCORPORATED+                       64,435
   2,895 THERMO ELECTRON CORPORATION+                 81,263
      45 VIASYS HEALTHCARE INCORPORATED+                 985
   2,053 WATERS CORPORATION+                          75,838
  11,296 XEROX CORPORATION+                          159,725
   2,637 ZIMMER HOLDINGS INCORPORATED+               199,463
                                                   5,126,696
                                               -------------
METAL MINING - 0.26%
   6,503 NEWMONT MINING CORPORATION                  282,555
   1,488 PHELPS DODGE CORPORATION+                   128,355
   3,254 RIO TINTO PLC ADR                           357,615
                                                     768,525
                                               -------------
MINING & QUARRYING OF NONMETALLIC MINERALS,
EXCEPT FUELS - 0.03%
   2,170 VULCAN MATERIALS COMPANY                    102,641
                                               -------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.34%
   2,591 CALLAWAY GOLF COMPANY                        48,374
   1,922 EATON CORPORATION                           112,514
   4,367 HASBRO INCORPORATED                          95,506
  38,113 HEWLETT-PACKARD COMPANY                     865,546
   1,227 ITT INDUSTRIES INCORPORATED                  92,639
  34,042 JOHNSON & JOHNSON                         1,835,204
   5,689 MATTEL INCORPORATED                         108,091
   2,447 TIFFANY & COMPANY                           102,896
  25,187 TYCO INTERNATIONAL LIMITED                  719,593
                                                   3,980,363
                                               -------------
MISCELLANEOUS RETAIL - 1.50%
   2,483 AMAZON.COM INCORPORATED+                    107,141
     884 CASH AMERICA INTERNATIONAL
           INCORPORATED                               20,014
   5,714 COSTCO WHOLESALE CORPORATION+               222,446
   5,372 CVS CORPORATION                             201,450
   1,517 DOLLAR TREE STORES INCORPORATED+             46,875
   1,249 EXPRESS SCRIPTS INCORPORATED+                90,877
   5,882 OFFICE DEPOT INCORPORATED+                  102,523
   6,530 RITE AID CORPORATION+                        36,437
   7,593 STAPLES INCORPORATED+                       199,089
   2,535 TOYS R US INCORPORATED+                      39,800
  49,854 WAL-MART STORES INCORPORATED              2,969,304
  12,195 WALGREEN COMPANY                            434,874
                                                   4,470,830
                                               -------------
MISCELLANEOUS SERVICES - 0.09%
  15,344 ADECCO SA ADR                               192,414
   1,511 D&B CORPORATION+                             80,415
                                                     272,829
                                               -------------
MOTION PICTURES - 0.68%
  26,913 LIBERTY MEDIA CORPORATION CLASS A+      306,808

SHARES   SECURITY NAME                            VALUE

   1,048 NEWS CORPORATION LIMITED
           ADR PREFERRED                       $      34,301
  57,431 TIME WARNER INCORPORATED+                   990,685
  25,649 WALT DISNEY COMPANY                         680,468
                                                   2,012,262
                                               -------------
MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.33%
   1,157 CNF INCORPORATED                             38,470
  13,154 UNITED PARCEL SERVICE INCORPORATED
           CLASS B                                   929,067
                                                     967,537
                                               -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.26%
  14,721 AMERICAN EXPRESS COMPANY                    786,396
   3,138 CAPITAL ONE FINANCIAL CORPORATION           221,919
   2,457 COUNTRYWIDE FINANCIAL CORPORATION           225,135
   2,421 DORAL FINANCIAL CORPORATION                  82,605
  10,825 FANNIE MAE                                  810,792
   8,271 FREDDIE MAC                                 512,140
  16,377 MBNA CORPORATION                            447,583
   2,023 METRIS COMPANIES INCORPORATED+               11,410
   5,798 ORIX CORPORATION ADR                        268,157
   5,862 PROVIDIAN FINANCIAL CORPORATION+             75,796
   5,530 SLM CORPORATION                             231,652
     350 STUDENT LOAN CORPORATION                     53,764
     220 WORLD ACCEPTANCE CORPORATION+                 4,734
                                                   3,732,083
                                               -------------
OIL & GAS EXTRACTION - 1.68%
   3,206 ANADARKO PETROLEUM CORPORATION              164,308
   4,566 APACHE CORPORATION                          187,982
  27,280 BHP BILLITON LIMITED ADR                    521,321
   2,241 BJ SERVICES COMPANY+                         97,013
   2,763 BURLINGTON RESOURCES INCORPORATED           161,746
   3,272 DEVON ENERGY CORPORATION                    185,784
     546 DIAMOND OFFSHORE DRILLING INCORPORTED        13,656
   5,332 ENI SPA ADR                                 526,908
   2,487 ENSCO INTERNATIONAL INCORPORATED             73,043
   2,134 EOG RESOURCES INCORPORATED                   94,942
   6,102 HALLIBURTON COMPANY                         195,020
   1,594 KERR-MCGEE CORPORATION                       83,287
   2,030 NABORS INDUSTRIES LIMITED+                   96,121
   1,332 NOBLE CORPORATION+                           54,079
     571 NOBLE ENERGY INCORPORATED                    26,711
   4,583 OCCIDENTAL PETROLEUM CORPORATION            203,485
   2,177 PIONEER NATURAL RESOURCES+                   69,925
   2,114 PRIDE INTERNATIONAL INCORPORATED+            36,234
  14,795 REPSOL YPF SA ADR                           304,629
   2,002 ROWAN COMPANIES INCORPORATED+                47,047
   6,188 SCHLUMBERGER LIMITED                        399,064
   9,052 SHELL TRANSPORT & TRADING
           COMPANY PLC ADR                           380,999
     875 TIDEWATER INCORPORATED                       29,076
   8,776 TOTAL SA ADR                                807,304
   2,500 TRANSOCEAN INCORPORATED+                     73,700
   3,007 UNOCAL CORPORATION                          114,266
   2,134 VARCO INTERNATIONAL INCORPORATED+            42,509
                                                   4,990,159
                                               -------------

WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
PAPER & ALLIED PRODUCTS - 0.40%
   1,478 BOISE CASCADE CORPORATION             $      49,809
     535 BOWATER INCORPORATED                         24,556
   5,204 INTERNATIONAL PAPER COMPANY                 230,329
   5,017 KIMBERLY-CLARK CORPORATION                  324,499
   3,504 MEADWESTVACO CORPORATION                    102,667
  12,542 STORA ENSO OYJ                              167,436
     838 TEMPLE-INLAND INCORPORATED                   54,596
  11,915 UPM-KYMMENE OYJ ADR                         234,368
                                                   1,188,260
                                               -------------
PERSONAL SERVICES - 0.07%
   2,523 CINTAS CORPORATION                          107,757
   1,960 H & R BLOCK INCORPORATED                    105,938
                                                     213,695
                                               -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.55%
   1,196 AMERADA HESS CORPORATION                     76,962
   1,422 ASHLAND INCORPORATED                         68,128
  22,528 BP PLC ADR                                1,108,377
  13,335 CHEVRONTEXACO CORPORATION                 1,178,147
   8,345 CONOCOPHILLIPS                              574,720
  82,492 EXXON MOBIL CORPORATION                   3,478,688
   4,762 MARATHON OIL CORPORATION                    167,337
   1,175 MURPHY OIL CORPORATION                       73,708
  12,242 ROYAL DUTCH PETROLEUM COMPANY               607,081
   1,608 SUNOCO INCORPORATED                          98,892
   1,190 VALERO ENERGY CORPORATION                    71,400
   1,744 WD-40 COMPANY                                58,250
                                                   7,561,690
                                               -------------
PRIMARY METAL INDUSTRIES - 0.46%
  11,656 ALCOA INCORPORATED                          436,750
   2,138 ALLEGHENY TECHNOLOGIES INCORPORATED          27,153
   2,773 ENGELHARD CORPORATION                        80,472
   8,997 JOHNSON MATTHEY PLC ADR                     306,885
  13,140 KUBOTA CORPORATION ADR                      298,147
   1,590 NUCOR CORPORATION                           100,011
     992 PRECISION CASTPARTS CORPORATION              44,789
   2,197 UNITED STATES STEEL CORPORATION              80,740
                                                   1,374,947
                                               -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.05%
   2,501 BELO CORPORATION CLASS A                     69,778
   1,822 DOW JONES & COMPANY INCORPORATED             88,731
   3,345 GANNETT COMPANY INCORPORATED                288,573
   1,284 KNIGHT-RIDDER INCORPORATED                   95,992
   2,342 MCGRAW-HILL COMPANIES INCORPORATED          183,074
   2,117 NEW YORK TIMES COMPANY CLASS A               96,620
   6,933 NEWS CORPORATION LIMITED                    259,641
  17,996 PEARSON PLC                                 212,893
   2,625 READERS DIGEST ASSOCIATION
           INCORPORATED                               35,438
   7,491 REED ELSEVIER NV ADR                        208,175
   1,676 REYNOLDS & REYNOLDS COMPANY CLASS A          46,794
   3,297 RR DONNELLEY & SONS COMPANY                 104,713
   4,841 TOPPAN PRINTING COMPANY LIMITED ADR         283,344

SHARES   SECURITY NAME                            VALUE

   4,261 TRIBUNE COMPANY                       $     212,794
     981 VALASSIS COMMUNICATIONS INCORPORATED+        29,871
  21,270 VIACOM INCORPORATED CLASS B                 818,044
      87 WASHINGTON POST COMPANY CLASS B              77,926
                                                   3,112,401
                                               -------------
RAILROAD TRANSPORTATION - 0.17%
   4,028 BURLINGTON NORTHERN SANTA FE
           CORPORATION                               129,621
   2,110 CSX CORPORATION                              66,528
   2,133 KANSAS CITY SOUTHERN+                        29,969
   4,904 NORFOLK SOUTHERN CORPORATION                108,673
   2,542 UNION PACIFIC CORPORATION                   161,773
                                                     496,564
                                               -------------
REAL ESTATE - 0.04%
   4,244 CATELLUS DEVELOPMENT CORPORATION            111,405
                                               -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
   5,785 BRIDGESTONE CORPORATION                     170,807
   4,639 GOODYEAR TIRE & RUBBER COMPANY+              39,061
   3,311 NIKE INCORPORATED CLASS B                   242,531
   1,726 SEALED AIR CORPORATION+                      86,041
   3,110 TUPPERWARE CORPORATION                       59,401
                                                     597,841
                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.48%
     878 AG EDWARDS INCORPORATED                      33,583
  12,217 AMVESCAP PLC ADR                            198,038
   1,082 BEAR STEARNS COMPANIES INCORPORATED          95,043
     825 BLACKROCK INCORPORATED                       49,087
  18,803 CHARLES SCHWAB CORPORATION                  230,149
  14,455 CREDIT SUISSE GROUP ADR                     529,487
   4,851 E*TRADE FINANCIAL CORPORATION+               69,418
   1,429 FEDERATED INVESTORS INCORPORATED
           CLASS B                                    46,114
   3,202 FRANKLIN RESOURCES INCORPORATED             180,913
   5,833 GOLDMAN SACHS GROUP INCORPORATED            617,540
     955 KNIGHT TRADING GROUP INCORPORATED+           13,236
     928 LEGG MASON INCORPORATED                      87,547
   3,103 LEHMAN BROTHERS HOLDINGS
           INCORPORATED                              269,061
  11,908 MERRILL LYNCH & COMPANY
           INCORPORATED                              728,889
  13,586 MORGAN STANLEY                              811,899
  20,455 NOMURA HOLDINGS INCORPORATED ADR            326,462
     242 PIPER JAFFRAY COMPANIES
           INCORPORATED+                              12,468
   1,822 T ROWE PRICE GROUP INCORPORATED              95,819
                                                   4,394,753
                                               -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
     481 CABOT MICROELECTRONICS CORPORATION+          21,429
  18,794 CORNING INCORPORATED+                       235,865
      42 EAGLE MATERIALS INCORPORATED                  2,451
     142 EAGLE MATERIALS INCORPORATED CLASS B          7,987
   8,358 HANSON PLC ADR                              339,753
  17,302 HOLCIM LIMITED ADR                          448,540
  11,249 LAFARGE SA ADR                              244,778
                                                   1,300,803
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
TEXTILE MILL PRODUCTS - 0.02%
     880 MOHAWK INDUSTRIES INCORPORATED+       $      73,304
                                               -------------
TOBACCO PRODUCTS - 0.74%
  23,534 ALTRIA GROUP INCORPORATED                 1,354,382
  10,571 BRITISH AMERICAN TOBACCO PLC ADR            324,635
   1,067 RJ REYNOLDS TOBACCO HOLDINGS
           INCORPORATED                               65,866
   3,636 SWEDISH MATCH AB ADR                        339,857
     647 UNIVERSAL CORPORATION                        32,622
   2,445 UST INCORPORATED                             93,105
                                                   2,210,467
                                               -------------
TRANSPORTATION BY AIR - 0.33%
   3,197 AMR CORPORATION+                             48,595
  25,445 BAA PLC ADR                                 247,911
   2,844 DELTA AIR LINES INCORPORATED                 25,539
   4,252 FEDEX CORPORATION                           292,027
  13,681 JAPAN AIRLINES SYSTEM ADR                   216,622
   2,337 NORTHWEST AIRLINES CORPORATION+              25,333
  10,104 SOUTHWEST AIRLINES COMPANY                  139,536
                                                     995,563
                                               -------------
TRANSPORTATION EQUIPMENT - 1.79%
  18,068 BAE SYSTEMS PLC ADR                         255,169
  10,507 BOEING COMPANY                              455,689
   8,162 DAIMLERCHRYSLER AG                          366,719
   1,753 DANA CORPORATION                             37,497
   9,033 DELPHI CORPORATION                           92,137
  26,493 FIAT SPA ADR                                205,851
  23,515 FORD MOTOR COMPANY                          323,331
   2,312 GENERAL DYNAMICS CORPORATION                212,981
   6,817 GENERAL MOTORS CORPORATION                  328,034
   2,447 GENUINE PARTS COMPANY                        84,984
   2,321 GOODRICH CORPORATION                         68,446
   3,718 HARLEY-DAVIDSON INCORPORATED                197,500
  13,628 HONDA MOTOR COMPANY LIMITED ADR             297,227
  10,776 HONEYWELL INTERNATIONAL INCORPORATED        377,699
   2,366 JOHNSON CONTROLS INCORPORATED               137,985
     961 LEAR CORPORATION                             59,226
   4,910 LOCKHEED MARTIN CORPORATION                 227,235
   1,135 NAVISTAR INTERNATIONAL CORPORATION+          52,891
   1,940 NORTHROP GRUMMAN CORPORATION                196,153
   2,901 PACCAR INCORPORATED                         160,744
   1,974 TEXTRON INCORPORATED                        109,241
   8,227 TOYOTA MOTOR CORPORATION ADR                568,733
   5,365 UNITED TECHNOLOGIES CORPORATION             494,170
                                                   5,309,642
                                               -------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

TRANSPORTATION SERVICES - 0.05%
   2,054 EXPEDITORS INTERNATIONAL OF WASHINGTON
           INCORPORATED                        $      79,161
   1,083 GATX CORPORATION                             25,472
   2,224 SABRE HOLDINGS CORPORATION                   50,463
                                                     155,096
                                               -------------
WATER TRANSPORTATION - 0.12%
   7,859 CARNIVAL CORPORATION                        348,704
                                               -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
   1,413 AMERISOURCEBERGEN CORPORATION                81,996
   1,166 BROWN-FORMAN CORPORATION CLASS B             56,971
   5,321 CARDINAL HEALTH INCORPORATED                347,089
   2,143 DEAN FOODS COMPANY+                          77,812
   3,818 MCKESSON CORPORATION                        104,270
   4,894 SAFEWAY INCORPORATED+                       111,926
   4,548 SMURFIT-STONE CONTAINER
           CORPORATION+                               84,411
   2,897 SUPERVALU INCORPORATED                       81,985
   7,880 SYSCO CORPORATION                           312,442
   5,356 UNILEVER NV                                 389,381
   8,361 UNILEVER PLC ADR                            355,342
                                                   2,003,625
                                               -------------
WHOLESALE TRADE-DURABLE GOODS - 0.50%
   2,120 APOGENT TECHNOLOGIES INCORPORATED+           59,784
   1,534 ARROW ELECTRONICS INCORPORATED+              37,737
   2,700 CYTYC CORPORATION+                           44,496
   1,881 KYOCERA CORPORATION ADR                     138,442
  12,727 MITSUBISHI CORPORATION ADR                  251,138
   1,736 MITSUI & COMPANY LIMITED ADR                267,622
  11,398 NISSAN MOTOR COMPANY LIMITED ADR            252,466
   1,702 OMNICARE INCORPORATED                        78,394
  40,937 SUMITOMO MITSUI FINANCIAL                   227,802
   3,272 SYCAMORE NETWORKS INCORPORATED+              15,411
     624 TECH DATA CORPORATION+                       25,253
   1,983 VISTEON CORPORATION                          20,028
   1,121 WW GRAINGER INCORPORATED                     52,967
                                                   1,471,540
                                               -------------

TOTAL COMMON STOCK
(COST $178,703,670)                              195,316,803
                                               -------------

WELLS FARGO OUTLOOK 2020 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

US TREASURY SECURITIES - 33.18%
US TREASURY BONDS - 5.09%
 $  600,000 US TREASURY BOND  7.25  05/15/2016 $     766,032
  1,700,000 US TREASURY BOND  9.00  11/15/2018     2,514,473
  2,120,000 US TREASURY BOND  8.13  08/15/2019     2,943,819
  2,380,000 US TREASURY BOND  8.00  11/15/2021     3,308,293
  5,170,000 US TREASURY BOND  5.38  02/15/2031     5,571,078
                                                  15,103,695
                                               -------------
US TREASURY NOTES - 28.09%
  4,725,000 US TREASURY NOTE  1.63  04/30/2005     4,747,519
  4,180,000 US TREASURY NOTE  6.50  05/15/2005     4,442,884
  7,000,000 US TREASURY NOTE  6.75  05/15/2005     7,461,013
  4,430,000 US TREASURY NOTE  2.00  08/31/2005     4,471,359
  2,900,000 US TREASURY NOTE  5.75  11/15/2005     3,108,098
  1,255,000 US TREASURY NOTE  1.88  12/31/2005     1,262,157
  2,520,000 US TREASURY NOTE  5.63  02/15/2006     2,715,595
  2,275,000 US TREASURY NOTE  2.00  05/15/2006     2,287,708
  1,305,000 US TREASURY NOTE  4.63  05/15/2006     1,385,951
    900,000 US TREASURY NOTE  7.00  07/15/2006     1,007,508
  2,230,000 US TREASURY NOTE  2.63  11/15/2006     2,266,411
  3,945,000 US TREASURY NOTE  3.50  11/15/2006     4,099,873
  2,160,000 US TREASURY NOTE  4.38  05/15/2007     2,302,171
  4,500,000 US TREASURY NOTE  6.13  08/15/2007     5,064,611
  4,650,000 US TREASURY NOTE  3.00  11/15/2007     4,744,088
  1,740,000 US TREASURY NOTE  3.00  02/15/2008     1,769,227
    870,000 US TREASURY NOTE  3.25  08/15/2008       887,740
  4,980,000 US TREASURY NOTE  4.75  11/15/2008     5,395,910
  3,780,000 US TREASURY NOTE  3.38  12/15/2008     3,860,767
  1,270,000 US TREASURY NOTE  6.00  08/15/2009     1,456,581
  2,190,000 US TREASURY NOTE  5.75  08/15/2010     2,494,633
  4,130,000 US TREASURY NOTE  5.00  08/15/2011     4,507,990
  6,520,000 US TREASURY NOTE  4.00  11/15/2012     6,611,430
  4,290,000 US TREASURY NOTE  3.88  02/15/2013     4,298,211
    775,000 US TREASURY NOTE  4.25  08/15/2013       794,375
                                                  83,443,810
                                               -------------

TOTAL US TREASURY
SECURITIES (COST $96,868,428)                     98,547,505
                                               -------------
COLLATERAL FOR SECURITIES LENDING - 49.65%
COLLATERAL FOR SECURITY LENDING                  147,493,403

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $147,493,403)                      147,493,403
                                               -------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

SHORT-TERM INVESTMENTS - 1.30%
US TREASURY BILLS - 1.30%
 $  228,000 US TREASURY BILL 0.82^  03/18/2004 $     227,912
    148,000 US TREASURY BILL 0.82^  03/18/2004       147,941
     44,000 US TREASURY BILL 0.83^  03/18/2004        43,983
     29,000 US TREASURY BILL 0.83^  03/18/2004        28,989
     47,000 US TREASURY BILL 0.84^  03/18/2004        46,981
    251,000 US TREASURY BILL 0.84^  04/15/2004       250,727
    129,000 US TREASURY BILL 0.84^  04/15/2004       128,857
    128,000 US TREASURY BILL 0.86^  04/15/2004       127,858
    392,000 US TREASURY BILL 0.87^  04/15/2004       391,566
     63,000 US TREASURY BILL 0.87^  04/15/2004        62,932
    342,000 US TREASURY BILL 0.87^  04/15/2004       341,621
    165,000 US TREASURY BILL 0.88^  04/15/2004       164,819
    370,000 US TREASURY BILL 0.88^  04/15/2004       369,590
     56,000 US TREASURY BILL 0.88^  04/15/2004        55,938
    735,000 US TREASURY BILL 0.89^  04/15/2004       734,186
    470,000 US TREASURY BILL 0.90^  04/15/2004       469,471
     15,000 US TREASURY BILL 0.90^  04/15/2004        14,984
    246,000 US TREASURY BILL 0.91^  04/15/2004       245,720


TOTAL SHORT-TERM
INVESTMENTS (COST $3,854,108)                      3,854,075
                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $426,919,609)*               149.88%     $ 445,211,786
OTHER ASSETS AND LIABILITIES, NET  (49.88)      (148,173,943)
                                   ------      -------------
TOTAL NET ASSETS                   100.00%     $ 297,037,843
                                   ======      =============

+  NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $943,783.

^  ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
   MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $428,936,076 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

   GROSS UNREALIZED APPRECIATION   $31,863,230

   GROSS UNREALIZED DEPRECIATION   (15,587,520)

   NET UNREALIZED APPRECIATION
   (DEPRECIATION)                  $16,275,710


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK - 78.80%
AMUSEMENT & RECREATION SERVICES - 0.12%
   3,000 CAESARS ENTERTAINMENT
           INCORPORATED+                       $      36,900
     985 HARRAH'S ENTERTAINMENT INCORPORATED          51,171
   3,546 INTERNATIONAL GAME TECHNOLOGY               139,145
                                                     227,216
                                               -------------
APPAREL & ACCESSORY STORES - 0.33%
     980 ABERCROMBIE & FITCH COMPANY CLASS A          30,899
   8,122 GAP INCORPORATED                            168,938
   2,947 KOHLS CORPORATION+                          151,771
   5,310 LIMITED BRANDS                              104,873
   2,067 NORDSTROM INCORPORATED                       80,902
   1,125 PAYLESS SHOESOURCE INCORPORATED+             15,019
   2,048 ROSS STORES INCORPORATED                     65,638
                                                     618,040
                                               -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
& SIMILAR MATERIALS - 0.39%
  10,456 BENETTON GROUP SPA ADR                      237,351
   1,624 JONES APPAREL GROUP INCORPORATED             60,575
   1,356 LIZ CLAIBORNE INCORPORATED                   50,036
   1,079 VF CORPORATION                               48,480
   7,625 WACOAL CORPORATION ADR                      346,251
                                                     742,693
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
   3,355 AUTONATION INCORPORATED+                     55,961
     765 AUTOZONE INCORPORATED+                       68,621
   1,309 CARMAX INCORPORATED+                         44,506
                                                     169,088
                                               -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.46%
      21 CAVCO INDUSTRIES INCORPORATED+                  798
     648 CENTEX CORPORATION                           69,206
   2,728 D.R. HORTON INCORPORATED                     86,723
     667 KB HOME                                      48,258
   1,416 LENNAR CORPORATION CLASS A                   70,021
     140 LENNAR CORPORATION CLASS B                    6,584
   1,256 PULTE HOMES INCORPORATED                     66,267
  31,008 SEKISUI HOUSE LIMITED                       295,720
   8,215 VIVENDI UNIVERSAL SA ADR+                   237,003
                                                     880,580
                                               -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS - 0.66%
   1,010 FASTENAL COMPANY                             48,934
  21,305 HOME DEPOT INCORPORATED                     773,585
   6,668 LOWE'S COMPANIES INCORPORATED               373,408
   1,547 SHERWIN-WILLIAMS COMPANY                     54,145
                                                   1,250,072
                                               -------------
BUSINESS SERVICES - 4.62%
   4,330 3COM CORPORATION+                            30,310
   2,022 ADOBE SYSTEMS INCORPORATED                   75,299
   1,040 AFFILIATED COMPUTER SERVICES
           INCORPORATED CLASS A+                      50,190
     722 ARBITRON INCORPORATED+                       30,050

SHARES   SECURITY NAME                            VALUE

   2,042 AUTODESK INCORPORATED                 $      58,503
   5,200 AUTOMATIC DATA PROCESSING
           INCORPORATED                              220,740
   4,256 BEA SYSTEMS INCORPORATED+                    58,733
   2,639 BMC SOFTWARE INCORPORATED+                   51,724
   3,007 CADENCE DESIGN SYSTEMS
           INCORPORATED+                              46,398
  10,156 CENDANT CORPORATION                         230,541
   2,507 CERIDIAN CORPORATION+                        47,458
   1,455 CERTEGY INCORPORATED                         49,717
   1,157 CHOICEPOINT INCORPORATED+                    43,573
   2,102 CITRIX SYSTEMS INCORPORATED+                 44,520
   1,071 COGNEX CORPORATION                           35,621
   5,652 COMPUTER ASSOCIATES
           INTERNATIONAL INCORPORATED                150,117
   1,886 COMPUTER SCIENCES CORPORATION+               78,816
   5,073 COMPUWARE CORPORATION+                       39,772
   2,193 CONVERGYS CORPORATION+                       35,658
   3,477 CSK CORPORATION                             137,689
     960 DELUXE CORPORATION                           37,805
   2,866 DOUBLECLICK INCORPORATED+                    31,096
     776 DST SYSTEMS INCORPORATED+                    34,734
   5,951 EBAY INCORPORATED+                          409,786
   1,608 ECHELON CORPORATION+                         17,994
   2,172 EFUNDS CORPORATION+                          35,208
   2,521 ELECTRONIC ARTS INCORPORATED+               118,890
   4,547 ELECTRONIC DATA SYSTEMS CORPORATION          87,075
   1,316 ELECTRONICS FOR IMAGING
           INCORPORATED+                              33,387
     356 ENTERASYS NETWORKS INCORPORATED+              1,620
   1,687 EQUIFAX INCORPORATED                         44,216
     697 FAIR ISAAC CORPORATION                       41,569
   7,999 FIRST DATA CORPORATION                      327,817
   1,843 FISERV INCORPORATED+                         71,158
   1,616 FREEMARKETS INCORPORATED+                    14,350
     135 HUDSON HIGHLAND GROUP INCORPORATED+           3,054
   2,729 IMS HEALTH INCORPORATED                      67,625
       1 INFOSPACE INCORPORATED+                          25
   3,965 INTERPUBLIC GROUP OF
           COMPANIES INCORPORATED+                    67,207
   1,974 INTUIT INCORPORATED+                         87,567
   1,637 KEANE INCORPORATED+                          24,260
   1,546 MACROMEDIA INCORPORATED+                     31,693
   1,271 MANPOWER INCORPORATED                        56,877
   1,009 MENTOR GRAPHICS CORPORATION+                 16,941
   1,154 MERCURY INTERACTIVE CORPORATION+             56,015
 101,114 MICROSOFT CORPORATION                     2,679,521
   1,704 MONSTER WORLDWIDE INCORPORATED+              37,488
   3,916 MPS GROUP INCORPORATED+                      38,181
   1,239 NCR CORPORATION+                             55,458
   1,212 NDCHEALTH CORPORATION                        35,027
   1,919 NETWORK ASSOCIATES INCORPORATED+             33,659
   1,271 NOVELL INCORPORATED+                         12,939
   1,580 OMNICOM GROUP INCORPORATED                  129,244
  44,522 ORACLE CORPORATION+                         573,443
     234 PALMSOURCE INCORPORATED+                      4,528
   3,696 PARAMETRIC TECHNOLOGY CORPORATION+           16,854
   3,477 PEOPLESOFT INCORPORATED+                     75,034
     981 REALNETWORKS INCORPORATED+                    5,582
   8,642 RENTOKIL INITIAL PLC ADR                    156,770
   3,338 REUTERS GROUP PLC ADR                       146,305
   2,698 ROBERT HALF INTERNATIONAL
           INCORPORATED+                              60,624

WELLS FARGO OUTLOOK 2030 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,106 RSA SECURITY INCORPORATED+            $      18,393
   6,301 SAP AG                                      249,520
   5,243 SIEBEL SYSTEMS INCORPORATED+                 68,474
  29,688 SUN MICROSYSTEMS INCORPORATED+              158,534
   2,909 SUNGARD DATA SYSTEMS INCORPORATED+           84,565
   1,721 SYBASE INCORPORATED+                         37,019
   2,919 SYMANTEC CORPORATION+                       120,088
   1,318 SYNOPSYS INCORPORATED+                       38,855
     831 TOTAL SYSTEM SERVICES INCORPORATED           17,642
   3,746 UNISYS CORPORATION+                          52,931
   2,235 VERISIGN INCORPORATED+                       38,911
   3,873 VERITAS SOFTWARE CORPORATION+               117,817
   1,794 VIAD CORPORATION                             43,863
   2,929 WPP GROUP PLC ADR                           164,873
   5,951 YAHOO! INCORPORATED+                        264,224
                                                   8,769,764
                                               -------------
CHEMICALS & ALLIED PRODUCTS - 8.36%
  13,545 ABBOTT LABORATORIES                         579,726
   1,654 AIR PRODUCTS & CHEMICALS
           INCORPORATED                               79,789
   5,615 AKZO NOBEL NV ADR                           218,143
   1,305 ALBERTO-CULVER COMPANY CLASS B               53,609
  11,474 AMGEN INCORPORATED+                         728,943
   9,449 ASTRAZENECA PLC ADR                         459,410
   4,581 AVENTIS SA ADR                              353,882
     757 AVERY DENNISON CORPORATION                   47,971
   2,141 AVON PRODUCTS INCORPORATED                  151,155
     699 BARR LABORATORIES INCORPORATED+              54,110
  16,389 BRISTOL-MYERS SQUIBB COMPANY                455,942
   1,237 CABOT CORPORATION                            42,800
   2,013 CHIRON CORPORATION+                          98,456
   6,957 CIBA SPECIALTY CHEMICALS                    251,356
   1,964 CLOROX COMPANY                               96,354
   4,186 COLGATE PALMOLIVE COMPANY                   232,114
   2,517 CROMPTON CORPORATION                         18,777
   1,947 DIAL CORPORATION                             55,957
   8,413 DOW CHEMICAL COMPANY                        365,713
   8,538 DU PONT (E.I.) DE NEMOURS                   384,978
     749 EASTMAN CHEMICAL COMPANY                     31,720
   2,656 ECOLAB INCORPORATED                          72,535
   4,634 EISAI COMPANY LIMITED ADR                   125,753
  10,096 ELI LILLY & COMPANY                         746,498
   1,122 ESTEE LAUDER COMPANIES
           INCORPORATED CLASS A                       47,797
   3,314 FOREST LABORATORIES INCORPORATED+           250,141
   1,935 GENENTECH INCORPORATED+                     208,767
   2,395 GENZYME CORPORATION+                        121,618
   1,882 GILEAD SCIENCES INCORPORATED+               102,023
   8,643 GILLETTE COMPANY                            332,669
  15,271 GLAXOSMITHKLINE PLC ADR                     650,850
   1,072 IDEXX LABORATORIES INCORPORATED+             54,747
   1,439 IMC GLOBAL INCORPORATED                      16,261
   1,257 INTERNATIONAL FLAVORS &
           FRAGRANCES INCORPORATED                    45,994
   2,340 IVAX CORPORATION+                            52,088
   3,054 KING PHARMACEUTICALS INCORPORATED+           58,851
   1,381 LUBRIZOL CORPORATION                         43,170
   2,286 LYONDELL CHEMICAL COMPANY                    40,714

SHARES   SECURITY NAME                            VALUE

   2,824 MEDIMMUNE INCORPORATED+               $      72,549
  20,268 MERCK & COMPANY INCORPORATED                974,485
   2,821 MILLENNIUM CHEMICALS INCORPORATED            37,717
   3,256 MILLENNIUM PHARMACEUTICALS
           INCORPORATED+                              57,989
   2,220 MONSANTO COMPANY                             73,349
   3,148 MYLAN LABORATORIES INCORPORATED              73,978
  13,818 NOVARTIS AG ADR                             610,065
   3,515 NOVO NORDISK A/S ADR                        164,537
   1,515 OLIN CORPORATION                             27,512
  72,343 PFIZER INCORPORATED                       2,651,371
   1,400 PPG INDUSTRIES INCORPORATED                  82,166
   2,436 PRAXAIR INCORPORATED                         88,476
  12,868 PROCTER & GAMBLE COMPANY                  1,319,099
   4,473 ROCHE HOLDING AG ADR                        461,370
   2,384 ROHM & HAAS COMPANY                          94,764
  13,366 SCHERING-PLOUGH CORPORATION                 240,053
  15,883 SHISEIDO COMPANY LIMITED                    188,398
     848 SIGMA-ALDRICH CORPORATION                    48,480
  16,820 SYNGENTA AG ADR                             235,480
   1,176 TANOX INCORPORATED+                          19,428
   1,977 VALEANT PHARMACEUTICALS
           INTERNATIONAL                              43,356
   1,055 VALSPAR CORPORATION                          52,613
   1,384 WATSON PHARMACEUTICALS
           INCORPORATED+                              63,553
  11,477 WYETH                                       453,341
                                                  15,865,510
                                               -------------
COAL MINING - 0.02%
   1,483 MASSEY ENERGY COMPANY                        31,247
     216 PENN VIRGINIA CORPORATION                    12,204
                                                      43,451
                                               -------------
COMMUNICATIONS - 4.69%
   1,066 ADTRAN INCORPORATED                          34,709
   2,619 ALLTEL CORPORATION                          135,664
   4,530 AMERICAN TOWER CORPORATION CLASS A+          50,057
     876 ANIXTER INTERNATIONAL INCORPORATED+          26,192
   7,164 AT&T CORPORATION                            143,495
  25,909 AT&T WIRELESS SERVICES
           INCORPORATED+                             351,844
   3,560 AVAYA INCORPORATED+                          61,054
  17,705 BELLSOUTH CORPORATION                       487,950
   3,193 BRITISH SKY BROADCASTING
           GROUP PLC ADR+                            172,965
   6,398 BT GROUP PLC ADR                            215,357
   1,773 CABLEVISION SYSTEMS NEW YORK
           GROUP CLASS A+                             45,176
   1,508 CENTURYTEL INCORPORATED                      43,084
   5,535 CINCINNATI BELL INCORPORATED+                28,505
   5,805 CLEAR CHANNEL COMMUNICATIONS
           INCORPORATED                              249,847
  33,186 COMCAST CORPORATION CLASS A+                996,907
   2,237 COX COMMUNICATIONS
           INCORPORATED CLASS A+                      72,479
  16,027 DEUTSCHE TELEKOM AG ADR                     315,251
   2,541 ECHOSTAR COMMUNICATIONS
           CORPORATION CLASS A+                       91,781
   6,643 FRANCE TELECOM SA ADR+                      183,878
     844 GLOBAL PAYMENTS INCORPORATED                 36,511
   1,200 HEARST-ARGYLE TELEVISION
           INCORPORATED                               31,620

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   3,724 INTERACTIVECORP+                      $     121,291
   2,942 LAGARDERE SCA ADR                           178,202
   6,477 LEVEL 3 COMMUNICATIONS
           INCORPORATED+                              27,851
   9,827 NEXTEL COMMUNICATIONS
           INCORPORATED CLASS A+                     260,317
   8,238 NIPPON TELEGRAPH AND TELEPHONE
           CORPORATION ADR                           191,781
  10,506 NTT DOCOMO INCORPORATED ADR                 219,365
  15,401 QWEST COMMUNICATIONS INTERNATIONAL
           INCORPORATED+                              70,537
   4,077 REED ELSEVIER PLC ADR                       154,314
  34,072 SBC COMMUNICATIONS INCORPORATED             818,069
   9,243 SPRINT CORPORATION-FON GROUP                163,878
   9,210 SPRINT CORPORATION-PCS GROUP+                82,890
   6,986 TDC A/S ADR                                 140,489
  11,700 TELEFONICA SA ADR+                          575,757
     585 TELEPHONE & DATA SYSTEMS
           INCORPORATED                               42,149
   3,730 UNIVISION COMMUNICATIONS
           INCORPORATED CLASS A+                     132,900
  27,793 VERIZON COMMUNICATIONS INCORPORATED       1,065,306
  35,552 VODAFONE GROUP PLC ADR                      887,733
                                                   8,907,155
                                               -------------
DEPOSITORY INSTITUTIONS - 9.84%
  13,081 ABN AMRO HOLDING NV ADR                     304,133
   7,533 ALLIED IRISH BANKS PLC ADR                  232,016
   4,162 AMSOUTH BANCORPORATION                      105,299
   1,821 ASSOCIATED BANC-CORP                         80,834
  24,657 BANCO BILBAO VIZCAYA
           ARGENTARIA SA ADR                         340,513
  39,483 BANCO SANTANDER CENTRAL
           HISPANO SA ADR                            459,187
  14,571 BANK OF AMERICA CORPORATION               1,193,656
   1,504 BANK OF HAWAII CORPORATION                   68,642
   7,089 BANK OF NEW YORK
           COMPANY INCORPORATED                      233,937
   9,860 BANK ONE CORPORATION                        532,243
   1,963 BANKNORTH GROUP INCORPORATED                 65,427
  11,319 BARCLAYS PLC ADR                            417,105
   5,420 BAYERISCHE HYPO-UND
           VEREINSBANK AG ADR+                       119,198
   4,222 BB&T CORPORATION                            156,847
   2,697 BERKSHIRE HILLS BANCORP INCORPORATED        100,059
  11,706 BNP PARIBAS SA ADR                          369,798
   1,494 CHARTER ONE FINANCIAL INCORPORATED           54,113
   2,132 CHITTENDEN CORPORATION                       70,313
  53,444 CITIGROUP INCORPORATED                    2,686,095
     695 CITY NATIONAL CORPORATION                    43,201
   1,142 COMERICA INCORPORATED                        65,711
   1,240 COMMERCE BANCSHARES INCORPORATED             61,268
   1,451 COMMUNITY BANK SYSTEM INCORPORATED           67,254
   1,927 COMPASS BANCSHARES INCORPORATED              80,125
   4,393 DEUTSCHE BANK AG                            380,082
     678 DOWNEY FINANCIAL CORPORATION                 36,497
   4,679 FIFTH THIRD BANCORP                         262,118
   1,258 FIRST TENNESSEE NATIONAL CORPORATION         58,170
     722 FIRSTFED FINANCIAL CORPORATION+              31,335
   9,560 FLEETBOSTON FINANCIAL CORPORATION           430,487

SHARES   SECURITY NAME                            VALUE

     762 GOLDEN WEST FINANCIAL CORPORATION     $      87,950
   1,081 GREENPOINT FINANCIAL CORPORATION             47,153
   2,560 HAWTHORNE FINANCIAL CORPORATION+            100,045
   7,908 HBOS PLC ADR                                321,618
   2,382 HIBERNIA CORPORATION CLASS A                 56,549
  11,041 HSBC HOLDINGS PLC ADR                       902,602
   3,480 HUNTINGTON BANCSHARES INCORPORATED           80,492
   3,602 HYPO REAL ESTATE HOLDING AG ADR+            102,041
   2,021 IBERIABANK CORPORATION                      125,706
  20,128 JP MORGAN CHASE & COMPANY                   825,651
   3,272 KEYCORP                                     106,078
   7,269 LLOYDS TSB GROUP PLC ADR                    248,091
     553 M&T BANK CORPORATION                         53,116
   2,606 MARSHALL & ILSLEY CORPORATION               103,250
   1,400 MASSBANK CORPORATION                         57,401
   3,525 MELLON FINANCIAL CORPORATION                114,139
   1,127 MERCANTILE BANKSHARES CORPORATION            50,794
   3,316 NATIONAL AUSTRALIA BANK LIMITED             397,257
  54,692 NATIONAL BANK OF GREECE SA ADR              313,385
   4,759 NATIONAL CITY CORPORATION                   169,896
   3,260 NATIONAL COMMERCE
           FINANCIAL CORPORATION                      95,355
   3,308 NEW YORK COMMUNITY
           BANCORP INCORPORATED                      116,177
   1,835 NORTH FORK BANCORPORATION
           INCORPORATED                               77,492
   2,114 NORTHERN TRUST CORPORATION                  104,960
     359 PARK NATIONAL CORPORATION                    40,567
   1,408 PENNROCK FINANCIAL SERVICES
           CORPORATION                                43,831
   1,360 PNC FINANCIAL SERVICES GROUP                 79,723
   1,500 POPULAR INCORPORATED                         67,200
   1,600 PROVIDENT FINANCIAL GROUP
           INCORPORATED                               64,112
   1,512 REGIONS FINANCIAL CORPORATION                55,793
  14,746 SAN PAOLO-IMI SPA                           382,954
   3,550 SKY FINANCIAL GROUP INCORPORATED             95,850
  15,731 SOCIETE GENERALE                            279,309
   3,560 SOUTHTRUST CORPORATION                      119,616
   3,086 STATE STREET CORPORATION                    165,811
   1,528 SUNTRUST BANKS INCORPORATED                 110,490
   3,399 SYNOVUS FINANCIAL CORPORATION                85,145
     566 TCF FINANCIAL CORPORATION                    29,421
   1,952 TRUSTMARK CORPORATION                        59,516
   1,360 UNION PLANTERS CORPORATION                   40,773
  17,885 US BANCORP                                  510,259
   2,994 VALLEY NATIONAL BANCORP                      84,401
  11,208 WACHOVIA CORPORATION                        537,648
   4,796 WASHINGTON FEDERAL INCORPORATED             124,504
   6,740 WASHINGTON MUTUAL INCORPORATED              302,896
     421 WEBSTER FINANCIAL CORPORATION                21,197
  16,046 WELLS FARGO & COMPANY++                     920,238
   8,794 WESTPAC BANKING CORPORATION ADR             575,128
   1,521 WILMINGTON TRUST CORPORATION                 56,794
     872 ZIONS BANCORPORATION                         50,811
                                                  18,666,848
                                               -------------
EATING & DRINKING PLACES - 0.35%
   1,549 BRINKER INTERNATIONAL INCORPORATED+          58,289
   2,319 DARDEN RESTAURANTS INCORPORATED              56,584
  11,954 MCDONALD'S CORPORATION                      338,298
   1,388 OUTBACK STEAKHOUSE INCORPORATED              67,165

WELLS FARGO OUTLOOK 2030 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,049 WENDY'S INTERNATIONAL INCORPORATED    $      42,663
   2,545 YUM! BRANDS INCORPORATED+                    94,241
                                                     657,240
                                               -------------
EDUCATIONAL SERVICES - 0.11%
   1,847 APOLLO GROUP INCORPORATED CLASS A+          140,649
   1,190 CAREER EDUCATION CORPORATION+                59,488
                                                     200,137
                                               -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.08%
   7,323 AES CORPORATION+                             66,346
   1,613 AMEREN CORPORATION                           76,456
   3,700 AMERICAN ELECTRIC POWER
           COMPANY INCORPORATED                      127,650
   6,758 BG GROUP PLC ADR                            204,159
   3,754 CALPINE CORPORATION+                         20,685
   4,177 CENTERPOINT ENERGY INCORPORATED              43,691
   2,244 CINERGY CORPORATION                          87,942
  55,644 CLP HOLDINGS LIMITED                        286,661
   1,946 CONSOLIDATED EDISON INCORPORATED             85,955
   2,390 CONSTELLATION ENERGY GROUP
           INCORPORATED                               95,003
   3,036 DOMINION RESOURCES INCORPORATED             190,752
   7,823 DUKE ENERGY CORPORATION                     171,793
   4,759 E.ON AG                                     324,088
   4,104 EDISON INTERNATIONAL                         94,761
   5,099 EL PASO CORPORATION                          37,937
   2,399 ENTERGY CORPORATION                         142,237
   3,642 EXELON CORPORATION                          244,524
   3,548 FIRSTENERGY CORPORATION                     137,059
   1,580 FPL GROUP INCORPORATED                      103,727
 159,943 HONG KONG & CHINA
           GAS COMPANY LIMITED ADR                   276,366
  58,706 HONG KONG ELECTRIC HOLDINGS
           LIMITED ADR                               251,902
   5,067 INTERNATIONAL POWER PLC+                    133,769
   1,396 KINDER MORGAN INCORPORATED                   86,147
   1,797 NATIONAL FUEL GAS COMPANY                    45,464
   5,879 NATIONAL GRID TRANSCO PLC                   238,687
   3,496 NISOURCE INCORPORATED                        75,898
   1,106 NSTAR                                        56,572
   1,257 PEOPLES ENERGY CORPORATION                   56,050
   4,379 PG&E CORPORATION+                           123,356
   1,071 PINNACLE WEST CAPITAL CORPORATION            41,865
   2,080 PPL CORPORATION                              96,782
   2,115 PROGRESS ENERGY INCORPORATED                 97,628
   2,196 PUBLIC SERVICE ENTERPRISE
           GROUP INCORPORATED                        103,520
   3,784 RELIANT RESOURCES INCORPORATED+              28,758
   4,667 RWE AG                                      204,985
   1,892 SCANA CORPORATION                            66,201
   6,592 SCOTTISH POWER PLC                          183,521
   2,684 SEMPRA ENERGY                                85,083
   3,079 SOUTH JERSEY INDUSTRIES
           INCORPORATED                              129,626
   6,330 SOUTHERN COMPANY                            191,926
     208 TEXAS GENCO HOLDINGS INCORPORATED             7,663
   1,954 TXU CORPORATION                              54,966
   1,680 UGI CORPORATION                              55,608
  13,283 UNITED UTILITIES PLC                        255,963

SHARES   SECURITY NAME                            VALUE

   4,935 WASTE MANAGEMENT INCORPORATED         $     140,648
   5,054 WILLIAMS COMPANIES INCORPORATED              47,861
   1,791 WPS RESOURCES CORPORATION                    85,162
   5,052 XCEL ENERGY INCORPORATED                     88,259
                                                   5,851,662
                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 7.49%
   2,514 ADAPTEC INCORPORATED+                        22,953
   1,543 ADVANCED FIBRE COMMUNICATIONS
           INCORPORATED+                              37,834
   4,305 ADVANCED MICRO DEVICES INCORPORATED+         64,575
  11,890 ALCATEL SA ADR+                             192,499
   3,353 ALTERA CORPORATION+                          74,034
   2,751 AMERICAN POWER CONVERSION
           CORPORATION                                62,228
   3,097 ANALOG DEVICES INCORPORATED                 154,540
   2,501 ANDREW CORPORATION+                          44,568
   5,512 APPLIED MICRO CIRCUITS CORPORATION+          35,607
   4,877 ASML HOLDING NV NY SHARES+                   89,054
   1,292 AVX CORPORATION                              21,757
   2,683 BROADCOM CORPORATION CLASS A+               108,876
   5,156 CANON INCORPORATED ADR                      253,417
   5,245 CHARTERED SEMICONDUCTOR+                     52,345
   5,446 CIENA CORPORATION+                           31,206
   2,809 COMVERSE TECHNOLOGY INCORPORATED+            55,393
     543 COOPER INDUSTRIES LIMITED CLASS A            28,730
   1,381 CREE INCORPORATED+                           33,075
   1,505 CYPRESS SEMICONDUCTOR+                       32,478
   2,776 EMERSON ELECTRIC COMPANY                    173,444
   2,816 GEMSTAR-TV GUIDE
           INTERNATIONAL INCORPORATED+                20,388
  98,223 GENERAL ELECTRIC COMPANY                  3,194,212
     771 HARRIS CORPORATION                           36,430
   6,686 HUGHES ELECTRONICS CORPORATION+             115,935
     693 IMATION CORPORATION                          24,463
   5,275 INFINEON TECHNOLOGIES AG ADR+                74,377
   1,365 INTEGRATED DEVICE TECHNOLOGY
           INCORPORATED+                              22,509
  61,592 INTEL CORPORATION                         1,800,334
  16,070 INTERNATIONAL BUSINESS
           MACHINES CORPORATION                    1,550,755
     791 INTERNATIONAL RECTIFIER
           CORPORATION+                               36,513
   1,684 INTERSIL CORPORATION CLASS A                 39,726
   2,547 JABIL CIRCUIT INCORPORATED+                  71,265
  15,584 JDS UNIPHASE CORPORATION+                    76,362
   1,520 KLA-TENCOR CORPORATION+                      80,256
   8,649 KONINKLIJKE (ROYAL) PHILIPS
           ELECTRONICS NV NY SHARES                  263,103
   1,034 L-3 COMMUNICATIONS
           HOLDINGS INCORPORATED                      55,340
   1,270 LATTICE SEMICONDUCTOR CORPORATION+           13,119
   2,575 LINEAR TECHNOLOGY CORPORATION               102,974
   4,264 LSI LOGIC CORPORATION+                       43,066
  15,254 MATSUSHITA ELECTRIC INDUSTRIAL
           COMPANY LIMITED ADR                       221,183
   2,616 MAXIM INTEGRATED PRODUCTS
           INCORPORATED                              130,565
   1,274 MAYTAG CORPORATION                           35,965
   1,485 MCDATA CORPORATION CLASS A+                  11,969

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,872 MICROCHIP TECHNOLOGY INCORPORATED     $      53,352
   5,658 MICRON TECHNOLOGY INCORPORATED+              85,096
   4,353 MINDSPEED TECHNOLOGIES
           INCORPORATED+                              38,655
  26,704 MINEBEA COMPANY LIMITED ADR                 247,340
   2,067 MOLEX INCORPORATED                           65,483
  21,473 MOTOROLA INCORPORATED                       396,177
   1,083 MYKROLIS CORPORATION+                        16,332
   1,796 NATIONAL SEMICONDUCTOR CORPORATION+          70,691
   3,648 NETWORK APPLIANCE INCORPORATED+              79,016
   4,851 NIDEC CORPORATION ADR                       119,820
  20,626 NOKIA OYJ ADR                               449,028
   1,598 NOVELLUS SYSTEMS INCORPORATED+               51,376
   1,744 NVIDIA CORPORATION+                          38,804
   7,140 OMRON CORPORATION                           155,203
   5,248 PIONEER CORPORATION                         145,370
     943 QLOGIC CORPORATION+                          39,417
   7,296 QUALCOMM INCORPORATED                       462,931
   2,312 RF MICRO DEVICES INCORPORATED+               21,478
   2,622 ROCKWELL COLLINS INCORPORATED                85,320
   6,301 SANMINA-SCI CORPORATION+                     79,960
   5,572 SANYO ELECTRIC CO LIMITED                   136,570
   1,924 SCIENTIFIC-ATLANTA INCORPORATED              63,684
     442 SILICON LABORATORIES INCORPORATED+           24,915
     211 SKYWORKS SOLUTIONS INCORPORATED+              2,380
   8,321 SOLECTRON CORPORATION+                       53,171
   6,313 SONY CORPORATION ADR                        258,454
   4,912 STMICROELECTRONICS NV NY SHARES             126,975
   1,831 TDK CORPORATION ADR                         128,481
  12,276 TELEFONAKTIEBOLAGET LM ERICSSON
           ADR+                                      356,249
   3,823 TELLABS INCORPORATED+                        37,083
  15,598 TEXAS INSTRUMENTS INCORPORATED              478,079
   1,518 THOMAS & BETTS CORPORATION+                  32,774
     568 VARIAN SEMICONDUCTOR EQUIPMENT
           ASSOCIATES INCORPORATED+                   23,169
   1,843 VISHAY INTERTECHNOLOGY
           INCORPORATED+                              41,486
     451 WHIRLPOOL CORPORATION                        32,896
   2,741 XILINX INCORPORATED+                        115,232
                                                  14,201,869
                                               -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES - 0.22%
     856 CEPHALON INCORPORATED+                       50,786
     875 FLUOR CORPORATION                            36,076
   1,153 MOODY'S CORPORATION                          77,090
   3,164 PAYCHEX INCORPORATED                        101,786
   1,150 QUEST DIAGNOSTICS INCORPORATED               95,301
   5,101 SERVICEMASTER COMPANY                        56,162
                                                     417,201
                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.27%
     800 BALL CORPORATION                             51,656
   1,410 CRANE COMPANY                                45,317
   1,285 FORTUNE BRANDS INCORPORATED                  91,852
   2,596 ILLINOIS TOOL WORKS INCORPORATED            206,434
   4,360 MASCO CORPORATION                           122,254
                                                     517,513
                                               -------------

SHARES   SECURITY NAME                            VALUE

FINANCIAL SERVICES - 0.03%
   3,128 JANUS CAPITAL GROUP INCORPORATED      $      53,551
                                               -------------
FOOD & KINDRED PRODUCTS - 3.14%
     367 ADOLPH COORS COMPANY CLASS B                 24,875
   6,859 ANHEUSER-BUSCH COMPANIES
           INCORPORATED                              365,036
   6,399 ARCHER-DANIELS-MIDLAND COMPANY              110,063
   8,917 CADBURY SCHWEPPES PLC ADR                   302,019
   3,389 CAMPBELL SOUP COMPANY                        94,756
  22,776 COCA COLA COMPANY                         1,137,889
   4,914 COCA COLA ENTERPRISES INCORPORATED          114,545
  42,549 COMPASS GROUP PLC                           289,397
   4,464 CONAGRA FOODS INCORPORATED                  121,376
   1,221 DEL MONTE FOODS COMPANY+                     13,309
   6,299 DIAGEO PLC ADR                              356,838
   2,388 FLOWERS FOODS INCORPORATED                   64,237
   3,261 GENERAL MILLS INCORPORATED                  149,941
   8,642 GROUPE DANONE ADR                           303,507
   1,852 HEINZ (HJ) COMPANY                           70,765
     697 HERSHEY FOODS CORPORATION                    57,781
   1,794 HORMEL FOODS CORPORATION                     49,730
   1,182 JM SMUCKER COMPANY                           59,786
   3,196 KELLOGG COMPANY                             126,210
  21,659 KIRIN BREWERY COMPANY LIMITED               200,346
   1,883 KRAFT FOODS INCORPORATED CLASS A             63,627
   1,886 MCCORMICK & COMPANY INCORPORATED             58,975
   9,277 NESTLE SA ADR                               611,747
   2,497 PEPSI BOTTLING GROUP INCORPORATED            72,238
   1,887 PEPSIAMERICAS INCORPORATED                   36,193
  14,847 PEPSICO INCORPORATED                        770,559
   6,869 SARA LEE CORPORATION                        149,882
   1,886 SMITHFIELD FOODS INCORPORATED+               48,244
   3,100 TYSON FOODS INCORPORATED CLASS A             49,228
   1,534 WRIGLEY (WM) JR COMPANY                      86,272
                                                   5,959,371
                                               -------------
FOOD STORES - 0.62%
   2,428 ALBERTSON'S INCORPORATED                     60,069
   8,398 COLES MYER LIMITED ADR                      399,913
  13,900 KONINKLIJKE AHOLD NV ADR+                   116,760
   6,133 KROGER COMPANY+                             117,876
   3,840 STARBUCKS CORPORATION+                      143,654
  20,402 TESCO PLC ADR                               292,485
     586 WHOLE FOODS MARKET INCORPORATED              45,327
   1,287 WINN-DIXIE STORES INCORPORATED                7,877
                                                   1,183,961
                                               -------------
FORESTRY - 0.06%
   1,670 WEYERHAEUSER COMPANY                        108,967
                                               -------------
FURNITURE & FIXTURES - 0.13%
     179 ETHAN ALLEN INTERIORS INCORPORATED            7,781
   1,712 HERMAN MILLER INCORPORATED                   48,005
     547 HILLENBRAND INDUSTRIES INCORPORATED          36,129
     700 HON INDUSTRIES INCORPORATED                  26,439
   2,557 LEGGETT & PLATT INCORPORATED                 62,570
   2,861 NEWELL RUBBERMAID INCORPORATED               73,213
                                                     254,137
                                               -------------

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WELLS FARGO OUTLOOK 2030 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
GENERAL MERCHANDISE STORES - 0.57%
   2,036 BIG LOTS INCORPORATED+                $      29,318
   1,041 BJ'S WHOLESALE CLUB INCORPORATED+            24,724
   3,684 DOLLAR GENERAL CORPORATION                   80,643
   1,687 FAMILY DOLLAR STORES INCORPORATED            64,174
   1,635 FEDERATED DEPARTMENT
           STORES INCORPORATED                        85,625
   2,483 JC PENNEY COMPANY INCORPORATED               76,650
   2,554 MAY DEPARTMENT STORES COMPANY                89,952
   2,035 SAKS INCORPORATED+                           35,450
   2,429 SEARS ROEBUCK & COMPANY                     114,187
   8,116 TARGET CORPORATION                          356,779
   4,957 TJX COMPANIES INCORPORATED                  116,737
                                                   1,074,239
                                               -------------
HEALTH SERVICES - 0.39%
   3,552 BIOGEN IDEC INCORPORATED+                   196,959
   2,590 CAREMARK RX INCORPORATED+                    83,553
     791 FIRST HEALTH GROUP CORPORATION+              16,753
   4,700 HCA INCORPORATED                            199,844
   3,127 HEALTH MANAGEMENT ASSOCIATION
           INCORPORATED CLASS A                       69,701
   1,680 LABORATORY CORPORATION OF
           AMERICA HOLDINGS+                          65,839
     322 LIFEPOINT HOSPITALS INCORPORATED+            10,787
   3,598 TENET HEALTHCARE CORPORATION+                43,248
     619 TRIAD HOSPITALS INCORPORATED+                21,845
     609 UNIVERSAL HEALTH SERVICES CLASS B            32,843
                                                     741,372
                                               -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.85%
     613 ALEXANDRIA REAL ESTATE EQUITIES
           INCORPORATED                               37,626
   1,359 APARTMENT INVESTMENT &
           MANAGEMENT COMPANY CLASS A                 44,032
   2,397 ARCHSTONE-SMITH TRUST                        67,116
   2,954 ARDEN REALTY INCORPORATED                    93,346
     968 AVALONBAY COMMUNITIES INCORPORATED           48,768
     762 BOSTON PROPERTIES INCORPORATED               39,037
   2,265 CARRAMERICA REALTY CORPORATION               72,933
     822 CBL & ASSOCIATES PROPERTIES
           INCORPORATED                               47,306
     594 CENTERPOINT PROPERTIES                       45,946
   2,197 CRESCENT REAL ESTATE EQUITIES COMPANY        38,931
   3,157 DUKE REALTY CORPORATION                     102,287
   1,664 EQUITY OFFICE PROPERTIES TRUST               47,491
   1,463 EQUITY RESIDENTIAL                           43,524
   1,077 GENERAL GROWTH PROPERTIES INCORPORATED       33,667
   1,164 HIGHWOODS PROPERTIES INCORPORATED            29,996
   3,572 HOST MARRIOTT CORPORATION+                   43,435
   1,707 ISTAR FINANCIAL INCORPORATED                 71,438
   1,474 KIMCO REALTY CORPORATION                     69,204
   1,410 MACK-CALI REALTY CORPORATION                 60,010
  26,902 MITSUBISHI TOKYO FINANCIAL
           GROUP INCORPORATED ADR                    209,836
   1,066 PAN PACIFIC RETAIL PROPERTY                  52,767
     428 PARKWAY PROPERTIES INCORPORATED              20,244
   1,775 PLUM CREEK TIMBER COMPANY                    55,398

SHARES   SECURITY NAME                            VALUE

     645 PUBLIC STORAGE INCORPORATED           $      30,786
   1,148 SIMON PROPERTY GROUP INCORPORATED            62,555
   1,632 TANGER FACTORY OUTLET
           CENTERS INCORPORATED                       69,180
     822 THE ROUSE COMPANY                            41,100
     717 VORNADO REALTY TRUST                         40,797
                                                   1,618,756
                                               -------------
HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.21%
   2,620 BED BATH & BEYOND INCORPORATED+             107,106
   2,945 BEST BUY COMPANY INCORPORATED               156,821
   2,892 CIRCUIT CITY STORES INCORPORATED             32,333
   1,798 PIER 1 IMPORTS INCORPORATED                  42,091
   1,822 RADIOSHACK CORPORATION                       62,968
                                                     401,319
                                               -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
  11,085 ACCOR SA ADR                                243,164
   3,860 HILTON HOTELS CORPORATION                    61,876
     930 MANDALAY RESORT GROUP                        47,802
   2,347 MARRIOTT INTERNATIONAL
           INCORPORATED CLASS A                      104,746
   1,023 MGM MIRAGE+                                  44,552
   1,870 STARWOOD HOTELS & RESORTS
           WORLDWIDE INCORPORATED                     72,949
                                                     575,089
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY
& COMPUTER EQUIPMENT - 3.39%
   7,283 3M COMPANY                                  568,220
     390 AMERICAN STANDARD
           COMPANIES INCORPORATED+                    42,494
   3,905 APPLE COMPUTER INCORPORATED+                 93,447
  14,470 APPLIED MATERIALS INCORPORATED+             307,343
   2,999 AXCELIS TECHNOLOGIES INCORPORATED+           34,309
   2,197 BAKER HUGHES INCORPORATED                    82,651
     691 BLACK & DECKER CORPORATION                   35,614
   1,928 BROCADE COMMUNICATIONS
           SYSTEMS INCORPORATED+                      13,438
   2,930 CATERPILLAR INCORPORATED                    221,948
     744 CDW CORPORATION                              51,470
   2,138 CIRRUS LOGIC INCORPORATED+                   15,736
  64,477 CISCO SYSTEMS INCORPORATED+               1,489,419
     574 COOPER CAMERON CORPORATION+                  25,382
   2,023 DEERE & COMPANY                             129,937
  23,500 DELL INCORPORATED+                          767,275
     712 DIEBOLD INCORPORATED                         37,515
   2,058 DOVER CORPORATION                            80,653
  23,404 EMC CORPORATION+                            335,145
   3,391 GATEWAY INCORPORATED+                        18,413
   2,866 GRANT PRIDECO INCORPORATED+                  43,477
   2,716 HITACHI LIMITED ADR                         177,898
   1,598 INGERSOLL-RAND COMPANY CLASS A              106,235
   2,562 JUNIPER NETWORKS INCORPORATED+               66,279
   5,821 KOMATSU LIMITED ADR                         141,503
   1,761 LAM RESEARCH CORPORATION+                    45,029
   1,203 LEXMARK INTERNATIONAL INCORPORATED+          98,995
  19,638 MAKITA CORPORATION                          233,692

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   2,011 MAXTOR CORPORATION+                   $      20,613
  23,020 NEC CORPORATION ADR                         169,657
   2,164 PALL CORPORATION                             56,632
   1,327 PALMONE INCORPORATED+                        13,310
   1,102 PARKER HANNIFIN CORPORATION                  61,899
   1,359 PITNEY BOWES INCORPORATED                    56,195
   1,891 QUANTUM CORPORATION+                          7,280
   6,033 SIEMENS AG                                  469,367
   1,450 SMITH INTERNATIONAL INCORPORATED+            73,472
   1,037 SPX CORPORATION+                             43,554
   1,170 STANLEY WORKS                                45,314
   1,448 STORAGE TECHNOLOGY CORPORATION+              42,528
   3,603 SYMBOL TECHNOLOGIES INCORPORATED             61,323
     637 VARIAN MEDICAL SYSTEMS INCORPORATED+         53,342
                                                   6,438,003
                                               -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
   2,611 ACE LIMITED                                 117,391
   3,204 AON CORPORATION                              84,041
     741 JEFFERSON-PILOT CORPORATION                  39,599
   4,349 MARSH & MCLENNAN
           COMPANIES INCORPORATED                    208,708
   2,110 MEDCO HEALTH SOLUTIONS INCORPORATED+         68,913
   6,155 METLIFE INCORPORATED                        216,348
   3,436 UNUMPROVIDENT CORPORATION                    50,921
                                                     785,921
                                               -------------
INSURANCE CARRIERS - 3.64%
   1,087 21ST CENTURY INSURANCE GROUP                 15,892
     794 ADVANCE PCS+                                 54,786
  10,579 AEGON NV                                    157,310
   1,455 AETNA INCORPORATED                          117,549
   4,288 AFLAC INCORPORATED                          174,136
     204 ALLEGHANY CORPORATION+                       47,958
  18,616 ALLIANZ AG ADR                              233,631
     712 ALLMERICA FINANCIAL CORPORATION+             26,259
   5,272 ALLSTATE CORPORATION                        240,561
     863 AMBAC FINANCIAL GROUP INCORPORATED           67,487
     808 AMERICAN FINANCIAL GROUP INCORPORATED        24,305
  25,970 AMERICAN INTERNATIONAL GROUP
           INCORPORATED                            1,921,780
     231 AMERICAN NATIONAL INSURANCE COMPANY          21,853
     924 AMERUS GROUP COMPANY                         36,018
   1,331 ANTHEM INCORPORATED+                        114,399
  12,872 AXA ADR                                     297,343
   1,544 CHUBB CORPORATION                           109,593
   1,375 CIGNA CORPORATION                            76,216
   1,741 CINCINNATI FINANCIAL CORPORATION             78,415
   2,333 HARTFORD FINANCIAL SERVICES
           GROUP INCORPORATED                        152,812
     934 HEALTH NET INCORPORATED+                     25,778
  13,170 ING GROEP NV ADR                            323,850
   2,310 JOHN HANCOCK FINANCIAL SERVICES
           INCORPORATED                               97,343
   1,404 LINCOLN NATIONAL CORPORATION                 65,188
     699 LOEWS CORPORATION                            42,143
     175 MARKEL CORPORATION+                          47,628
   1,286 MBIA INCORPORATED                            84,606

SHARES   SECURITY NAME                            VALUE

     782 MERCURY GENERAL CORPORATION           $      39,960
     975 MGIC INVESTMENT CORPORATION                  64,526
   2,714 MILLEA HOLDINGS INCORPORATED                174,944
   2,008 OLD REPUBLIC INTERNATIONAL
           CORPORATION                                47,389
     641 OXFORD HEALTH PLANS INCORPORATED             30,742
   1,248 PACIFICARE HEALTH SYSTEMS
           INCORPORATED+                              44,554
   1,012 PMI GROUP INCORPORATED                       40,075
   2,963 PRINCIPAL FINANCIAL GROUP
           INCORPORATED                              107,261
   1,838 PROGRESSIVE CORPORATION                     151,929
   1,273 PROTECTIVE LIFE CORPORATION                  48,425
   4,488 PRUDENTIAL FINANCIAL INCORPORATED           208,198
   1,080 RADIAN GROUP INCORPORATED                    47,196
   1,000 RLI CORPORATION                              40,000
   1,509 SAFECO CORPORATION                           67,905
   1,889 ST PAUL COMPANIES INCORPORATED               80,736
     844 TORCHMARK CORPORATION                        43,989
     205 TRANSATLANTIC HOLDING INCORPORATED           17,644
   8,177 TRAVELERS PROPERTY CASUALTY
           CORPORATION CLASS B                       149,149
     667 TRIAD GUARANTY INCORPORATED+                 36,658
   5,182 UNITEDHEALTH GROUP INCORPORATED             321,284
   1,024 UNITRIN INCORPORATED                         44,390
   1,399 WELLPOINT HEALTH NETWORKS
           INCORPORATED+                             152,169
   1,170 XL CAPITAL LIMITED CLASS A                   89,692
  12,031 ZURICH FINANCIAL SERVICES AG ADR+           197,035
                                                   6,900,689
                                               -------------
LEATHER & LEATHER PRODUCTS - 0.05%
   2,230 COACH INCORPORATED+                          88,375
                                               -------------
LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE - 0.05%
   2,837 GEORGIA-PACIFIC CORPORATION                  90,926
                                               -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.06%
   1,994 ADVANCED MEDICAL OPTICS INCORPORATED+        45,862
   5,592 ADVANTEST CORPORATION ADR                   103,676
   4,654 AGILENT TECHNOLOGIES INCORPORATED+          159,120
   1,071 ALLERGAN INCORPORATED                        93,755
   2,984 APPLERA CORPORATION-APPLIED
           BIOSYSTEMS GROUP                           68,035
   1,009 BAUSCH & LOMB INCORPORATED                   59,925
   5,388 BAXTER INTERNATIONAL INCORPORATED           156,899
     862 BECKMAN COULTER INCORPORATED                 45,324
   2,075 BECTON DICKINSON & COMPANY                  100,949
   2,747 BIOMET INCORPORATED                         107,078
   7,208 BOSTON SCIENTIFIC CORPORATION+              294,447
     546 CR BARD INCORPORATED                         51,537
   1,412 DANAHER CORPORATION                         126,558
   1,336 DENTSPLY INTERNATIONAL INCORPORATED          58,530
   3,260 EASTMAN KODAK COMPANY                        93,040
   7,015 FUJI PHOTO FILM COMPANY LIMITED ADR         217,675
   2,860 GUIDANT CORPORATION                         194,880
  10,115 MEDTRONIC INCORPORATED                      474,394
   1,152 MILLIPORE CORPORATION+                       60,307
   7,776 OLYMPUS CORPORATION ADR                     161,911
   2,298 PERKINELMER INCORPORATED                     47,890

WELLS FARGO OUTLOOK 2030 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   3,373 RAYTHEON COMPANY                      $     102,539
   1,775 RICOH COMPANY LIMITED ADR                   179,514
   2,282 ROCKWELL AUTOMATION INCORPORATED             69,510
   1,596 ST JUDE MEDICAL INCORPORATED+               115,949
   1,462 STERIS CORPORATION+                          36,828
   1,620 STRYKER CORPORATION                         143,743
   1,020 SYBRON DENTAL SPECIALTIES
           INCORPORATED+                              28,978
   1,552 TEKTRONIX INCORPORATED                       49,742
   2,207 TERADYNE INCORPORATED+                       54,403
   2,277 THERMO ELECTRON CORPORATION+                 63,915
     951 VARIAN INCORPORATED+                         37,954
   1,443 WATERS CORPORATION+                          53,304
   8,014 XEROX CORPORATION+                          113,318
   1,857 ZIMMER HOLDINGS INCORPORATED+               140,464
                                                   3,911,953
                                               -------------
METAL MINING - 0.29%
   4,277 NEWMONT MINING CORPORATION                  185,836
     926 PHELPS DODGE CORPORATION+                    79,877
   2,518 RIO TINTO PLC ADR                           276,728
                                                     542,441
                                               -------------
MINING & QUARRYING OF NONMETALLIC MINERALS,
EXCEPT FUELS - 0.03%
   1,050 VULCAN MATERIALS COMPANY                     49,665
                                               -------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.63%
   1,854 CALLAWAY GOLF COMPANY                        34,614
   1,324 EATON CORPORATION                            77,507
   2,842 HASBRO INCORPORATED                          62,155
  28,468 HEWLETT-PACKARD COMPANY                     646,508
     816 ITT INDUSTRIES INCORPORATED                  61,608
  28,139 JOHNSON & JOHNSON                         1,516,973
   4,158 MATTEL INCORPORATED                          79,002
   1,476 TIFFANY & COMPANY                            62,066
  19,160 TYCO INTERNATIONAL LIMITED                  547,401
                                                   3,087,834
                                               -------------
MISCELLANEOUS RETAIL - 1.85%
   2,221 AMAZON.COM INCORPORATED+                     95,836
     555 BARNES & NOBLE INCORPORATED+                 19,370
   1,410 BORDERS GROUP INCORPORATED                   33,840
   4,375 COSTCO WHOLESALE CORPORATION+               170,319
   3,662 CVS CORPORATION                             137,325
   1,247 DOLLAR TREE STORES INCORPORATED+             38,532
   1,062 EXPRESS SCRIPTS INCORPORATED+                77,271
     832 MICHAELS STORES INCORPORATED                 39,969
   3,977 OFFICE DEPOT INCORPORATED+                   69,319
   5,406 RITE AID CORPORATION+                        30,166
   4,765 STAPLES INCORPORATED+                       124,938
   2,437 TOYS R US INCORPORATED+                      38,261
  39,296 WAL-MART STORES INCORPORATED              2,340,470
   8,229 WALGREEN COMPANY                            293,446
                                                   3,509,062
                                               -------------

SHARES   SECURITY NAME                            VALUE

MISCELLANEOUS SERVICES - 0.10%
  10,176 ADECCO SA ADR                         $     127,607
   1,034 D&B CORPORATION+                             55,030
                                                     182,637
                                               -------------
MOTION PICTURES - 0.90%
  25,855 LIBERTY MEDIA CORPORATION CLASS A+          294,747
     410 MACROVISION CORPORATION+                      8,003
   4,549 NEWS CORPORATION LIMITED
           ADR PREFERRED                             148,889
  44,434 TIME WARNER INCORPORATED+                   766,486
  18,181 WALT DISNEY COMPANY                         482,342
                                                   1,700,467
                                               -------------
MOTOR FREIGHT TRANSPORTATION
& WAREHOUSING - 0.36%
   1,173 CNF INCORPORATED                             39,002
   9,139 UNITED PARCEL SERVICE
           INCORPORATED CLASS B                      645,488
                                                     684,490
                                               -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.45%
  12,212 AMERICAN EXPRESS COMPANY                    652,365
   2,360 CAPITAL ONE FINANCIAL CORPORATION           166,899
   1,652 COUNTRYWIDE FINANCIAL CORPORATION           151,373
   8,105 FANNIE MAE                                  607,064
   6,028 FREDDIE MAC                                 373,254
  12,048 MBNA CORPORATION                            329,272
   4,592 ORIX CORPORATION ADR                        212,380
   3,884 PROVIDIAN FINANCIAL CORPORATION+             50,220
   3,960 SLM CORPORATION                             165,884
     229 STUDENT LOAN CORPORATION                     35,177
                                                   2,743,888
                                               -------------
OIL & GAS EXTRACTION - 2.01%
   2,227 ANADARKO PETROLEUM CORPORATION              114,134
   2,552 APACHE CORPORATION                          105,066
  18,730 BHP BILLITON LIMITED ADR                    357,930
   1,519 BJ SERVICES COMPANY+                         65,758
   1,505 BURLINGTON RESOURCES INCORPORATED            88,103
      23 CROSS TIMBERS ROYALTY TRUST                     616
   2,294 DEVON ENERGY CORPORATION                    130,253
     720 DIAMOND OFFSHORE DRILLING
           INCORPORTED                                18,007
   4,638 ENI SPA ADR                                 458,327
   1,939 ENSCO INTERNATIONAL INCORPORATED             56,948
   1,279 EOG RESOURCES INCORPORATED                   56,903
     806 EQUITABLE RESOURCES INCORPORATED             34,731
   4,118 HALLIBURTON COMPANY                         131,611
     989 KERR-MCGEE CORPORATION                       51,675
   1,478 NABORS INDUSTRIES LIMITED+                   69,983
   1,130 NOBLE CORPORATION+                           45,878
     491 NOBLE ENERGY INCORPORATED                    22,969
   1,584 OCCIDENTAL PETROLEUM CORPORATION             70,330
   1,500 PATTERSON-UTI ENERGY INCORPORATED+           54,420
   1,636 PIONEER NATURAL RESOURCES+                   52,548
     348 POGO PRODUCING COMPANY                       15,789
  13,747 REPSOL YPF SA ADR                           283,051
   1,899 ROWAN COMPANIES INCORPORATED+                44,627
   4,320 SCHLUMBERGER LIMITED                        278,597

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   6,793 SHELL TRANSPORT & TRADING
           COMPANY PLC ADR                     $     285,917
   6,582 TOTAL SA ADR                                605,478
   3,308 TRANSOCEAN INCORPORATED+                     97,520
   1,950 UNOCAL CORPORATION                           74,100
   2,913 VARCO INTERNATIONAL INCORPORATED+            58,027
   2,525 XTO ENERGY INCORPORATED                      75,346
                                                   3,804,642
                                               -------------
PAPER & ALLIED PRODUCTS - 0.47%
     572 BEMIS COMPANY INCORPORATED                   29,218
   1,300 BOISE CASCADE CORPORATION                    43,810
     628 BOWATER INCORPORATED                         28,825
   3,200 INTERNATIONAL PAPER COMPANY                 141,632
   3,667 KIMBERLY-CLARK CORPORATION                  237,182
   1,955 MEADWESTVACO CORPORATION                     57,282
   2,021 PACTIV CORPORATION+                          43,431
   1,522 SONOCO PRODUCTS COMPANY                      37,974
   8,201 STORA ENSO OYJ                              109,483
     492 TEMPLE-INLAND INCORPORATED                   32,054
   6,875 UPM-KYMMENE OYJ ADR                         135,231
                                                     896,122
                                               -------------
PERSONAL SERVICES - 0.09%
   2,172 CINTAS CORPORATION                           92,766
   1,586 H & R BLOCK INCORPORATED                     85,723
                                                     178,489
                                               -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.04%
     820 AMERADA HESS CORPORATION                     52,767
  16,885 BP PLC ADR                                  830,742
  10,123 CHEVRONTEXACO CORPORATION                   894,367
   5,769 CONOCOPHILLIPS                              397,311
  66,110 EXXON MOBIL CORPORATION                   2,787,859
   3,268 MARATHON OIL CORPORATION                    114,837
   1,100 MURPHY OIL CORPORATION                       69,003
   9,037 ROYAL DUTCH PETROLEUM COMPANY               448,145
   1,234 SUNOCO INCORPORATED                          75,891
   1,629 VALERO ENERGY CORPORATION                    97,740
                                                   5,768,662
                                               -------------
PRIMARY METAL INDUSTRIES - 0.52%
   8,941 ALCOA INCORPORATED                          335,019
   3,153 ALLEGHENY TECHNOLOGIES INCORPORATED          40,043
   1,550 COMMSCOPE INCORPORATED+                      27,575
   1,753 ENGELHARD CORPORATION                        50,872
     950 HUBBELL INCORPORATED CLASS B                 37,715
   6,118 JOHNSON MATTHEY PLC ADR                     208,683
   8,646 KUBOTA CORPORATION ADR                      196,178
     828 NUCOR CORPORATION                            52,081
   1,052 PRECISION CASTPARTS CORPORATION              47,498
                                                     995,664
                                               -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
   1,731 AMERICAN GREETINGS
           CORPORATION CLASS A+                       39,242
   2,174 BELO CORPORATION CLASS A                     60,655
   1,013 DOW JONES & COMPANY INCORPORATED             49,333

SHARES   SECURITY NAME                            VALUE

     233 EW SCRIPPS COMPANY CLASS A            $      22,685
   2,049 GANNETT COMPANY INCORPORATED                176,767
   2,053 HARTE-HANKS INCORPORATED                     45,474
   2,954 HOLLINGER INTERNATIONAL INCORPORATED         54,944
     495 KNIGHT-RIDDER INCORPORATED                   37,006
   1,405 MCGRAW-HILL COMPANIES INCORPORATED          109,829
   1,238 MEREDITH CORPORATION                         62,271
   1,226 NEW YORK TIMES COMPANY CLASS A               55,955
   5,048 NEWS CORPORATION LIMITED                    189,048
  11,608 PEARSON PLC                                 137,323
   2,773 READERS DIGEST ASSOCIATION
           INCORPORATED                               37,435
   6,478 REED ELSEVIER NV ADR                        180,024
   1,093 REYNOLDS & REYNOLDS COMPANY CLASS A          30,516
   1,964 RR DONNELLEY & SONS COMPANY                  62,377
   3,673 TOPPAN PRINTING COMPANY LIMITED ADR         214,981
   2,901 TRIBUNE COMPANY                             144,876
     707 VALASSIS COMMUNICATIONS
           INCORPORATED+                              21,528
  16,212 VIACOM INCORPORATED CLASS B                 623,513
      40 WASHINGTON POST COMPANY CLASS B              35,828
                                                   2,391,610
                                               -------------
RAILROAD TRANSPORTATION - 0.18%
   2,644 BURLINGTON NORTHERN
           SANTA FE CORPORATION                       85,084
   1,387 CSX CORPORATION                              43,732
   2,413 KANSAS CITY SOUTHERN+                        33,903
   4,088 NORFOLK SOUTHERN CORPORATION                 90,590
   1,386 UNION PACIFIC CORPORATION                    88,205
                                                     341,514
                                               -------------
REAL ESTATE - 0.03%
   1,066 CATELLUS DEVELOPMENT CORPORATION             27,982
     535 FOREST CITY ENTERPRISES
           INCORPORATED CLASS A                       28,489
                                                      56,471
                                               -------------
RUBBER & MISCELLANEOUS
PLASTICS PRODUCTS - 0.20%
   4,486 BRIDGESTONE CORPORATION                     132,453
   2,862 GOODYEAR TIRE & RUBBER COMPANY+              24,098
   2,220 NIKE INCORPORATED CLASS B                   162,615
   1,023 SEALED AIR CORPORATION+                      50,997
                                                     370,163
                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.76%
   1,404 AG EDWARDS INCORPORATED                      53,703
   9,573 AMVESCAP PLC ADR                            155,178
     809 BEAR STEARNS COMPANIES INCORPORATED          71,063
  13,349 CHARLES SCHWAB CORPORATION                  163,392
   9,757 CREDIT SUISSE GROUP ADR                     357,399
   2,598 FRANKLIN RESOURCES INCORPORATED             146,787
   1,085 GABELLI ASSET MANAGEMENT
           INCORPORATED CLASS A                       45,678
   4,596 GOLDMAN SACHS GROUP INCORPORATED            486,578
     932 LEGG MASON INCORPORATED                      87,925
   2,726 LEHMAN BROTHERS HOLDINGS
           INCORPORATED                              236,371
   9,253 MERRILL LYNCH & COMPANY
           INCORPORATED                              566,376
  10,647 MORGAN STANLEY                              636,265
  14,843 NOMURA HOLDINGS INCORPORATED ADR            236,894

WELLS FARGO OUTLOOK 2030 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     178 PIPER JAFFRAY COMPANIES
           INCORPORATED+                       $       9,171
   1,757 T ROWE PRICE GROUP INCORPORATED              92,401
                                                   3,345,181
                                               -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.51%
     655 CABOT MICROELECTRONICS CORPORATION+          29,180
  12,679 CORNING INCORPORATED+                       159,122
     886 EAGLE MATERIALS INCORPORATED                 51,698
      96 EAGLE MATERIALS INCORPORATED CLASS B          5,400
   5,539 HANSON PLC ADR                              225,160
  10,132 HOLCIM LIMITED ADR                          262,664
   9,438 LAFARGE SA ADR                              205,371
   2,200 OWENS-ILLINOIS INCORPORATED+                 29,436
                                                     968,031
                                               -------------
TEXTILE MILL PRODUCTS - 0.03%
     651 MOHAWK INDUSTRIES INCORPORATED+              54,228
                                               -------------
TOBACCO PRODUCTS - 0.88%
  18,685 ALTRIA GROUP INCORPORATED                 1,075,322
   7,261 BRITISH AMERICAN TOBACCO PLC ADR            222,985
     504 RJ REYNOLDS TOBACCO
           HOLDINGS INCORPORATED                      31,112
   2,965 SWEDISH MATCH AB ADR                        277,139
   1,567 UST INCORPORATED                             59,671
                                                   1,666,229
                                               -------------
TRANSPORTATION BY AIR - 0.38%
   1,738 AMR CORPORATION+                             26,418
  19,419 BAA PLC ADR                                 189,199
   1,164 CONTINENTAL AIRLINES INCORPORATED
           CLASS B+                                   17,053
   1,972 DELTA AIR LINES INCORPORATED                 17,708
   2,952 FEDEX CORPORATION                           202,743
  10,307 JAPAN AIRLINES SYSTEM ADR                   163,199
   1,185 NORTHWEST AIRLINES CORPORATION+              12,845
   6,844 SOUTHWEST AIRLINES COMPANY                   94,516
                                                     723,681
                                               -------------
TRANSPORTATION EQUIPMENT - 2.22%
   1,996 AUTOLIV INCORPORATED                         88,583
  12,032 BAE SYSTEMS PLC ADR                         169,924
   7,558 BOEING COMPANY                              327,791
   1,680 BRUNSWICK CORPORATION                        66,125
   7,288 DAIMLERCHRYSLER AG                          327,450
   1,814 DANA CORPORATION                             38,801
   5,662 DELPHI CORPORATION                           57,752
  28,943 FIAT SPA ADR                                224,887
  16,783 FORD MOTOR COMPANY                          230,766
   1,785 GENERAL DYNAMICS CORPORATION                164,434
   4,615 GENERAL MOTORS CORPORATION                  222,074
   1,410 GENUINE PARTS COMPANY                        48,969
   1,502 GOODRICH CORPORATION                         44,294
   2,972 HARLEY-DAVIDSON INCORPORATED                157,873
   1,242 HARSCO CORPORATION                           56,424
  10,831 HONDA MOTOR COMPANY LIMITED ADR             236,224
   7,592 HONEYWELL INTERNATIONAL INCORPORATED        266,100

SHARES   SECURITY NAME                            VALUE

   1,446 JOHNSON CONTROLS INCORPORATED         $      84,331
     778 LEAR CORPORATION                             47,948
   3,588 LOCKHEED MARTIN CORPORATION                 166,053
   1,128 NAVISTAR INTERNATIONAL CORPORATION+          52,565
   1,492 NORTHROP GRUMMAN CORPORATION                150,856
   1,771 PACCAR INCORPORATED                          98,131
   1,466 TEXTRON INCORPORATED                         81,128
   6,657 TOYOTA MOTOR CORPORATION ADR                460,198
   3,741 UNITED TECHNOLOGIES CORPORATION             344,584
                                                   4,214,265
                                               -------------
TRANSPORTATION SERVICES - 0.03%
   1,188 GATX CORPORATION                             27,942
   1,619 SABRE HOLDINGS CORPORATION                   36,735
                                                      64,677
                                               -------------
WATER TRANSPORTATION - 0.18%
   2,168 ALEXANDER & BALDWIN INCORPORATED             73,604
   5,756 CARNIVAL CORPORATION                        255,394
     679 GULFMARK OFFSHORE INCORPORATED+              11,169
                                                     340,167
                                               -------------
WHOLESALE TRADE - NON-DURABLE GOODS - 0.77%
   1,160 AMERISOURCEBERGEN CORPORATION                67,315
   1,182 BROWN-FORMAN CORPORATION CLASS B             57,753
   3,950 CARDINAL HEALTH INCORPORATED                257,658
   1,866 DEAN FOODS COMPANY+                          67,754
   2,500 MCKESSON CORPORATION                         68,275
   3,460 SAFEWAY INCORPORATED+                        79,130
   2,280 SMURFIT-STONE CONTAINER
           CORPORATION+                               42,317
   1,833 SUPERVALU INCORPORATED                       51,874
   5,041 SYSCO CORPORATION                           199,876
   4,086 UNILEVER NV                                 297,052
   6,367 UNILEVER PLC ADR                            270,598
                                                   1,459,602
                                               -------------
WHOLESALE TRADE - DURABLE GOODS - 0.63%
   1,794 APOGENT TECHNOLOGIES INCORPORATED+           50,591
   1,216 ARROW ELECTRONICS INCORPORATED+              29,914
   1,965 AVNET INCORPORATED+                          46,276
   1,970 KYOCERA CORPORATION ADR                     144,992
   9,530 MITSUBISHI CORPORATION ADR                  188,053
   1,301 MITSUI & COMPANY LIMITED ADR                200,562
   8,738 NISSAN MOTOR COMPANY LIMITED ADR            193,547
   1,525 OMNICARE INCORPORATED                        70,241
  30,494 SUMITOMO MITSUI FINANCIAL                   169,690
     734 TECH DATA CORPORATION+                       29,705
   3,220 VISTEON CORPORATION                          32,522
     830 WW GRAINGER INCORPORATED                     39,217
                                                   1,195,310
                                               -------------

TOTAL COMMON STOCK
(COST $139,360,549)                              149,507,860
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

US TREASURY SECURITIES - 20.24%
US TREASURY BONDS - 10.60%
 $  660,000 US TREASURY BOND  7.25  05/15/2016 $     842,635
    670,000 US TREASURY BOND  9.00  11/15/2018       990,998
  1,305,000 US TREASURY BOND  8.13  08/15/2019     1,812,115
  2,335,000 US TREASURY BOND  8.00  11/15/2021     3,245,741
  1,675,000 US TREASURY BOND  6.25  08/15/2023     1,970,808
  5,500,000 US TREASURY BOND  6.63  02/15/2027     6,789,277
  3,120,000 US TREASURY BOND  6.25  05/15/2030     3,719,502
    690,000 US TREASURY BOND  5.38  02/15/2031       743,529
                                                  20,114,605
                                               -------------
US TREASURY NOTES - 9.64%
    915,000 US TREASURY NOTE  1.63  04/30/2005       919,361
  2,680,000 US TREASURY NOTE  6.50  05/15/2005     2,848,548
    180,000 US TREASURY NOTE  2.00  08/31/2005       181,681
    295,000 US TREASURY NOTE  1.88  01/31/2006       296,510
  2,460,000 US TREASURY NOTE  7.00  07/15/2006     2,753,854
    970,000 US TREASURY NOTE  3.00  11/15/2007       989,627
    960,000 US TREASURY NOTE  3.00  02/15/2008       976,125
  2,500,000 US TREASURY NOTE  6.00  08/15/2009     2,867,285
    660,000 US TREASURY NOTE  5.75  08/15/2010       751,807
    750,000 US TREASURY NOTE  5.00  08/15/2011       818,642
  4,125,000 US TREASURY NOTE  4.00  11/15/2012     4,182,845
    205,000 US TREASURY NOTE  3.88  02/15/2013       205,392
    490,000 US TREASURY NOTE  4.25  08/15/2013       502,250
                                                  18,293,927
                                               -------------

TOTAL US TREASURY
SECURITIES (COST $38,046,698)                     38,408,532
                                               -------------
COLLATERAL FOR SECURITIES LENDING - 38.62%
COLLATERAL FOR SECURITY LENDING                   73,261,595

TOTAL COLLATERAL FOR
SECURITIES LENDING (COST $73,261,595)             73,261,595
                                               -------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

SHORT-TERM INVESTMENTS - 1.39%
US TREASURY BILLS - 1.39%
 $  764,000 US TREASURY BILL 0.87^  04/15/2004 $     763,168
    593,000 US TREASURY BILL 0.87^  04/15/2004       592,354
    224,000 US TREASURY BILL 0.88^  04/15/2004       223,755
    673,000 US TREASURY BILL 0.89^  04/15/2004       672,255
    191,000 US TREASURY BILL 0.90^  04/15/2004       190,785
    195,000 US TREASURY BILL 0.91^  04/15/2004       194,778

TOTAL SHORT-TERM
INVESTMENTS (COST $2,637,099)                      2,637,095
                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $253,305,941)*                139.05%    $ 263,815,082
OTHER ASSETS AND LIABILITIES, NET   (39.05)      (74,090,861)
                                    ------     -------------
TOTAL NET ASSETS                    100.00%    $ 189,724,221
                                    ======     =============

+  NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $736,339.

^  ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
   MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $253,717,248 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

   GROSS UNREALIZED APPRECIATION   $25,408,386

   GROSS UNREALIZED DEPRECIATION   (15,310,552)

   NET UNREALIZED APPRECIATION
   (DEPRECIATION)                  $10,097,834


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK - 89.24%
AGRICULTURAL PRODUCTION CROPS - 0.05%
   5,239 TATE & LYLE PLC ADR                   $     112,393
                                               -------------
AMUSEMENT & RECREATION SERVICES - 0.29%
   5,137 CAESARS ENTERTAINMENT INCORPORATED+          63,185
   1,864 HARRAH'S ENTERTAINMENT INCORPORATED          96,835
   5,379 INTERNATIONAL GAME TECHNOLOGY               211,072
  21,180 RANK GROUP PLC ADR                          250,983
   1,874 WESTWOOD ONE INCORPORATED+                   57,906
                                                     679,981
                                               -------------
APPAREL & ACCESSORY STORES - 0.39%
   1,500 ABERCROMBIE & FITCH COMPANY CLASS A          47,295
  12,040 GAP INCORPORATED                            250,432
   4,210 KOHLS CORPORATION+                          216,815
   8,382 LIMITED BRANDS                              165,545
   3,055 NORDSTROM INCORPORATED                      119,573
   4,029 ROSS STORES INCORPORATED                    129,129
                                                     928,789
                                               -------------
APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.40%
  12,425 BENETTON GROUP SPA ADR                      282,047
   2,452 JONES APPAREL GROUP INCORPORATED             91,460
   3,023 LIZ CLAIBORNE INCORPORATED                  111,549
   2,165 VF CORPORATION                               97,273
   8,317 WACOAL CORPORATION ADR                      377,675
                                                     960,004
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.12%
     916 ADVANCE AUTO PARTS INCORPORATED+             36,136
   5,598 AUTONATION INCORPORATED+                     93,375
   1,313 AUTOZONE INCORPORATED+                      117,776
   1,417 CARMAX INCORPORATED+                         48,178
                                                     295,465
                                               -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.47%
      18 CAVCO INDUSTRIES INCORPORATED+                  684
     750 CENTEX CORPORATION                           80,100
   3,823 D.R. HORTON INCORPORATED                    121,533
   2,576 LENNAR CORPORATION CLASS A                  127,383
     254 LENNAR CORPORATION CLASS B                   11,946
     144 NVR INCORPORATED+                            66,600
   1,160 PULTE HOMES INCORPORATED                     61,201
  32,235 SEKISUI HOUSE LIMITED                       307,422
  12,129 VIVENDI UNIVERSAL SA ADR+                   349,922
                                                   1,126,791
                                               -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS - 0.76%
   1,797 FASTENAL COMPANY                             87,065
  28,942 HOME DEPOT INCORPORATED                   1,050,884
  10,008 LOWE'S COMPANIES INCORPORATED               560,448
   3,179 SHERWIN-WILLIAMS COMPANY                    111,265
                                                   1,809,662
                                               -------------

SHARES   SECURITY NAME                            VALUE

BUSINESS SERVICES - 5.63%
  14,507 3COM CORPORATION+                     $     101,549
   2,969 ADOBE SYSTEMS INCORPORATED                  110,566
   1,657 AFFILIATED COMPUTER SERVICES
           INCORPORATED CLASS A+                      79,967
   2,073 AKAMAI TECHNOLOGIES INCORPORATED+            31,095
   1,100 ASCENTIAL SOFTWARE CORPORATION+              24,816
   2,810 AUTODESK INCORPORATED                        80,507
   7,235 AUTOMATIC DATA PROCESSING
           INCORPORATED                              307,126
   1,083 AVOCENT CORPORATION+                         41,880
   6,995 BEA SYSTEMS INCORPORATED+                    96,531
   3,917 BMC SOFTWARE INCORPORATED+                   76,773
   4,248 BUSINESS OBJECTS SA ADR+                    128,587
   5,157 CADENCE DESIGN SYSTEMS
           INCORPORATED+                              79,573
  14,559 CENDANT CORPORATION                         330,489
   3,882 CERIDIAN CORPORATION+                        73,486
   2,093 CERTEGY INCORPORATED                         71,518
   1,425 CHECKFREE CORPORATION+                       41,368
   1,737 CHOICEPOINT INCORPORATED+                    65,415
   3,050 CITRIX SYSTEMS INCORPORATED+                 64,599
   1,630 COGNEX CORPORATION                           54,214
   7,494 COMPUTER ASSOCIATES
           INTERNATIONAL INCORPORATED                199,041
   2,441 COMPUTER SCIENCES CORPORATION+              102,009
   8,567 COMPUWARE CORPORATION+                       67,165
   3,268 CONVERGYS CORPORATION+                       53,138
     753 CSG SYSTEMS INTERNATIONAL
           INCORPORATED+                              10,542
   3,024 CSK CORPORATION                             119,750
   1,801 DELUXE CORPORATION                           70,923
   1,570 DST SYSTEMS INCORPORATED+                    70,273
   8,279 EBAY INCORPORATED+                          570,092
   2,507 ECHELON CORPORATION+                         28,053
   3,675 ELECTRONIC ARTS INCORPORATED+               173,313
   5,942 ELECTRONIC DATA SYSTEMS CORPORATION         113,789
   2,697 EQUIFAX INCORPORATED                         70,688
     706 FACTSET RESEARCH SYSTEMS
           INCORPORATED                               26,002
     864 FAIR ISAAC CORPORATION                       51,529
  11,676 FIRST DATA CORPORATION                      478,476
   2,770 FISERV INCORPORATED+                        106,950
   1,018 GTECH HOLDINGS CORPORATION                   59,787
     233 HUDSON HIGHLAND GROUP INCORPORATED+           5,270
   4,070 IMS HEALTH INCORPORATED                     100,855
   5,398 INTERPUBLIC GROUP OF COMPANIES
           INCORPORATED+                              91,496
   2,603 INTUIT INCORPORATED+                        115,469
   2,031 IRON MOUNTAIN INCORPORATED+                  91,090
  14,096 KIDDE PLC ADR                               249,168
   1,920 LAMAR ADVERTISING COMPANY+                   76,224
     398 MANHATTAN ASSOCIATES INCORPORATED+           11,407
   2,260 MANPOWER INCORPORATED                       101,135
   1,537 MERCURY INTERACTIVE CORPORATION+             74,606
   1,863 MICROMUSE INCORPORATED+                      16,692
 145,739 MICROSOFT CORPORATION                     3,862,084
   1,856 MONSTER WORLDWIDE INCORPORATED+              40,832
   1,676 NCR CORPORATION+                             75,018
   2,105 NETEGRITY INCORPORATED+                      19,261
   2,965 NETWORK ASSOCIATES INCORPORATED+             52,006
   7,289 NOVELL INCORPORATED+                         74,202
   2,173 OMNICOM GROUP INCORPORATED                  177,751

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
  65,242 ORACLE CORPORATION+                   $     840,317
       8 PALMSOURCE INCORPORATED+                        155
   6,592 PARAMETRIC TECHNOLOGY CORPORATION+           30,060
   4,936 PEOPLESOFT INCORPORATED+                    106,519
   6,314 PUBLICIS GROUPE ADR                         219,917
   2,087 REALNETWORKS INCORPORATED+                   11,875
   1,130 RENT-A-CENTER INCORPORATED+                  36,736
   8,243 RENTOKIL INITIAL PLC ADR                    149,532
   4,475 REUTERS GROUP PLC ADR                       196,139
   3,845 ROBERT HALF INTERNATIONAL
           INCORPORATED+                              86,397
   9,041 SAP AG                                      358,024
     924 SERENA SOFTWARE INCORPORATED+                19,136
   7,872 SIEBEL SYSTEMS INCORPORATED+                102,808
  49,175 SUN MICROSYSTEMS INCORPORATED+              262,595
   4,139 SUNGARD DATA SYSTEMS INCORPORATED+          120,321
   2,062 SYBASE INCORPORATED+                         44,354
   4,132 SYMANTEC CORPORATION+                       169,990
   2,368 SYNOPSYS INCORPORATED+                       69,809
   1,416 TIBCO SOFTWARE INCORPORATED+                 11,356
   1,672 TOTAL SYSTEM SERVICES INCORPORATED           35,497
   6,249 UNISYS CORPORATION+                          88,298
   4,835 VERISIGN INCORPORATED+                       84,177
   5,467 VERITAS SOFTWARE CORPORATION+               166,306
   3,143 VIAD CORPORATION                             76,846
   7,630 WEBMD CORPORATION+                           65,313
   3,958 WPP GROUP PLC ADR                           222,796
   8,241 YAHOO! INCORPORATED+                        365,900
                                                  13,407,318
                                               -------------
CHEMICALS & ALLIED PRODUCTS - 9.36%
  19,329 ABBOTT LABORATORIES                         827,281
   2,875 AIR PRODUCTS & CHEMICALS INCORPORATED       138,690
   8,814 AKZO NOBEL NV ADR                           342,424
   2,130 ALBERTO-CULVER COMPANY CLASS B               87,500
  16,377 AMGEN INCORPORATED+                       1,040,431
  13,122 ASTRAZENECA PLC ADR                         637,992
   6,062 AVENTIS SA ADR                              468,289
   1,147 AVERY DENNISON CORPORATION                   72,685
   3,253 AVON PRODUCTS INCORPORATED                  229,662
  24,480 BRISTOL-MYERS SQUIBB COMPANY                681,034
   1,854 CABOT CORPORATION                            64,148
   2,795 CHIRON CORPORATION+                         136,703
   2,919 CLOROX COMPANY                              143,206
   6,569 COLGATE PALMOLIVE COMPANY                   364,251
  11,199 DOW CHEMICAL COMPANY                        486,821
  11,566 DU PONT (E.I.) DE NEMOURS                   521,511
   1,189 EASTMAN CHEMICAL COMPANY                     50,354
   4,309 ECOLAB INCORPORATED                         117,679
   6,341 EISAI COMPANY LIMITED ADR                   172,076
  14,369 ELI LILLY & COMPANY                       1,062,444
   2,301 ESTEE LAUDER COMPANIES
           INCORPORATED CLASS A                       98,023
   4,953 FOREST LABORATORIES INCORPORATED+           373,852
   3,460 GENENTECH INCORPORATED+                     373,299
   3,090 GENZYME CORPORATION+                        156,910
   3,382 GILEAD SCIENCES INCORPORATED+               183,338
  12,105 GILLETTE COMPANY                            465,921
  18,303 GLAXOSMITHKLINE PLC ADR                     780,074

SHARES   SECURITY NAME                            VALUE

   1,727 GREAT LAKES CHEMICAL CORPORATION      $      43,866
   4,049 IMC GLOBAL INCORPORATED                      45,754
   2,494 INTERNATIONAL FLAVORS & FRAGRANCES
           INCORPORATED                               91,255
   1,212 INVITROGEN CORPORATION+                      89,324
   3,919 IVAX CORPORATION+                            87,237
   4,740 KING PHARMACEUTICALS INCORPORATED+           91,340
   3,821 LYONDELL CHEMICAL COMPANY                    68,052
   1,492 MEDICIS PHARMACEUTICAL
           CORPORATION CLASS A                        58,740
   3,819 MEDIMMUNE INCORPORATED+                      98,110
  28,688 MERCK & COMPANY INCORPORATED              1,379,319
   6,515 MILLENNIUM PHARMACEUTICALS
           INCORPORATED+                             116,032
   3,670 MONSANTO COMPANY                            121,257
   5,810 MYLAN LABORATORIES INCORPORATED             136,535
  18,618 NOVARTIS AG ADR                             821,985
   4,862 NOVO NORDISK A/S ADR                        227,590
   1,011 NPS PHARMACEUTICALS INCORPORATED+            30,300
     849 OSI PHARMACEUTICALS INCORPORATED+            27,805
 105,563 PFIZER INCORPORATED                       3,868,884
   2,194 PPG INDUSTRIES INCORPORATED                 128,766
   3,968 PRAXAIR INCORPORATED                        144,118
  20,491 PROCTER & GAMBLE COMPANY                  2,100,532
   6,710 ROCHE HOLDING AG ADR                        692,106
   3,446 ROHM & HAAS COMPANY                         136,979
  18,961 SCHERING-PLOUGH CORPORATION                 340,540
   1,970 SEPRACOR INCORPORATED+                       55,987
  18,052 SHISEIDO COMPANY LIMITED                    214,126
   1,378 SIGMA-ALDRICH CORPORATION                    78,780
   2,804 VALEANT PHARMACEUTICALS
           INTERNATIONAL                              61,492
     947 VALSPAR CORPORATION                          47,227
   2,743 VERTEX PHARMACEUTICALS
           INCORPORATED+                              30,941
   2,228 WATSON PHARMACEUTICALS
           INCORPORATED+                             102,310
  16,699 WYETH                                       659,611
                                                  22,273,498
                                               -------------
COMMUNICATIONS - 5.13%
   3,292 ALLTEL CORPORATION                          170,526
   5,562 AMERICAN TOWER CORPORATION CLASS A+          61,460
  10,723 AT&T CORPORATION                            214,782
  37,221 AT&T WIRELESS SERVICES INCORPORATED+        505,461
   6,507 AVAYA INCORPORATED+                         111,595
  22,815 BELLSOUTH CORPORATION                       628,781
   4,312 BRITISH SKY BROADCASTING GROUP
           PLC ADR+                                  233,581
   8,885 BT GROUP PLC ADR                            299,069
   1,850 CABLEVISION SYSTEMS NEW YORK
           GROUP CLASS A+                             47,138
   2,354 CENTURYTEL INCORPORATED                      67,254
   8,026 CLEAR CHANNEL COMMUNICATIONS
           INCORPORATED                              345,439
  51,042 COMCAST CORPORATION CLASS A+              1,533,302
   3,732 COX COMMUNICATIONS
           INCORPORATED CLASS A+                     120,917
   4,599 CROWN CASTLE INTERNATIONAL CORPORATION+      55,418
  22,450 DEUTSCHE TELEKOM AG ADR                     441,591
   4,273 ECHOSTAR COMMUNICATIONS
           CORPORATION CLASS A+                      154,341

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,070 ENTERCOM COMMUNICATIONS
           CORPORATION+                        $      49,391
   2,083 EXTREME NETWORKS INCORPORATED+               16,768
   2,506 FOUNDRY NETWORKS INCORPORATED+               59,142
   3,229 FOX ENTERTAINMENT GROUP
           INCORPORATED CLASS A+                      93,706
   5,525 FRANCE TELECOM SA ADR+                      152,932
   6,561 INTERACTIVECORP+                            213,692
   3,934 LAGARDERE SCA ADR                           238,289
  10,395 LEVEL 3 COMMUNICATIONS INCORPORATED+         44,698
  13,393 NEXTEL COMMUNICATIONS
           INCORPORATED CLASS A+                     354,781
   5,829 NIPPON TELEGRAPH AND TELEPHONE
           CORPORATION ADR                           135,699
   7,817 NTT DOCOMO INCORPORATED ADR                 163,219
     932 PANAMSAT CORPORATION+                        21,296
  20,815 QWEST COMMUNICATIONS
           INTERNATIONAL INCORPORATED+                95,333
     755 RADIO ONE INCORPORATED CLASS D+              13,756
   4,534 REED ELSEVIER PLC ADR                       171,612
  45,870 SBC COMMUNICATIONS INCORPORATED           1,101,339
  13,144 SPRINT CORPORATION-FON GROUP                233,043
  15,779 SPRINT CORPORATION-PCS GROUP+               142,011
   9,098 TDC A/S ADR                                 182,961
  14,024 TELEFONICA SA ADR+                          690,121
     802 TELEPHONE & DATA SYSTEMS INCORPORATED        57,784
   4,553 UNIVISION COMMUNICATIONS
           INCORPORATED CLASS A+                     162,223
  42,186 VERIZON COMMUNICATIONS INCORPORATED       1,616,989
  46,838 VODAFONE GROUP PLC ADR                    1,169,545
   1,772 WESTERN WIRELESS CORPORATION CLASS A+        42,687
                                                  12,213,672
                                               -------------
DEPOSITORY INSTITUTIONS - 10.75%
  15,568 ABN AMRO HOLDING NV ADR                     361,956
  10,517 ALLIED IRISH BANKS PLC ADR                  323,924
   7,730 AMSOUTH BANCORPORATION                      195,569
   3,205 ASSOCIATED BANC-CORP                        142,270
   1,902 ASTORIA FINANCIAL CORPORATION                76,727
  35,248 BANCO BILBAO VIZCAYA
           ARGENTARIA SA ADR                         486,775
  47,556 BANCO SANTANDER CENTRAL
           HISPANO SA ADR                            553,076
  20,284 BANK OF AMERICA CORPORATION               1,661,665
 120,000 BANK OF EAST ASIA LIMITED ADR               390,036
  10,101 BANK OF NEW YORK
           COMPANY INCORPORATED                      333,333
  13,824 BANK ONE CORPORATION                        746,220
   4,984 BANKNORTH GROUP INCORPORATED                166,117
  13,002 BARCLAYS PLC ADR                            479,124
   8,318 BAYERISCHE HYPO-UND
           VEREINSBANK AG ADR+                       182,931
   7,662 BB&T CORPORATION                            284,643
  15,949 BNP PARIBAS SA ADR                          503,837
   3,115 CAPITOL FEDERAL FINANCIAL                   114,943
   4,915 CASCADE BANCORP                             112,553
   2,862 CHARTER ONE FINANCIAL INCORPORATED          103,662

SHARES   SECURITY NAME                            VALUE

   3,772 CHITTENDEN CORPORATION                $     124,401
  72,919 CITIGROUP INCORPORATED                    3,664,909
   1,461 COMERICA INCORPORATED                        84,066
   1,150 COMMERCE BANCORP INCORPORATED                69,770
   2,595 COMMERCE BANCSHARES INCORPORATED            128,219
   3,753 COMPASS BANCSHARES INCORPORATED             156,050
   6,003 DEUTSCHE BANK AG                            519,380
   7,236 FIFTH THIRD BANCORP                         405,361
   2,242 FIRST TENNESSEE NATIONAL
           CORPORATION                               103,670
   2,005 FLAGSTAR BANCORP INCORPORATED                51,829
  13,689 FLEETBOSTON FINANCIAL CORPORATION           616,416
   1,731 GOLDEN WEST FINANCIAL CORPORATION           199,792
   1,791 GREENPOINT FINANCIAL CORPORATION             78,123
  11,800 HBOS PLC ADR                                479,905
  11,673 HSBC HOLDINGS PLC ADR                       954,268
   6,846 HUNTINGTON BANCSHARES INCORPORATED          158,348
   2,079 HYPO REAL ESTATE HOLDING AG ADR+             58,896
   1,647 INDYMAC BANCORP INCORPORATED                 57,974
   5,414 INTERCHANGE FINANCIAL SERVICES CORP         131,506
  27,279 JP MORGAN CHASE & COMPANY                 1,118,985
  10,842 LLOYDS TSB GROUP PLC ADR                    370,037
   1,648 M&T BANK CORPORATION                        158,290
   4,787 MARSHALL & ILSLEY CORPORATION               189,661
   5,172 MELLON FINANCIAL CORPORATION                167,469
   2,743 MERCANTILE BANKSHARES CORPORATION           123,627
   4,293 NATIONAL AUSTRALIA BANK LIMITED             514,301
   8,278 NATIONAL CITY CORPORATION                   295,525
   4,330 NATIONAL COMMERCE
           FINANCIAL CORPORATION                     126,652
   2,368 NORTH FORK BANCORPORATION
           INCORPORATED                              100,001
   3,009 NORTHERN TRUST CORPORATION                  149,397
   2,555 PNC FINANCIAL SERVICES GROUP                149,774
   4,142 POPULAR INCORPORATED                        185,562
   3,308 REGIONS FINANCIAL CORPORATION               122,065
  18,867 SAN PAOLO-IMI SPA                           489,976
   4,730 SEACOAST BANKING CORPORATION                 98,668
  21,036 SOCIETE GENERALE                            373,500
   6,406 SOUTHTRUST CORPORATION                      215,242
   8,200 SOVEREIGN BANCORP INCORPORATED              181,630
   4,065 STATE STREET CORPORATION                    218,412
   3,475 SUNTRUST BANKS INCORPORATED                 251,277
   4,454 SY BANCORP INCORPORATED                     101,106
   4,391 SYNOVUS FINANCIAL CORPORATION               109,995
   1,048 TCF FINANCIAL CORPORATION                    54,475
   3,684 UCBH HOLDINGS INCORPORATED                  143,676
   2,978 UNION PLANTERS CORPORATION                   89,280
   1,339 UNIONBANCAL CORPORATION                      72,185
  25,663 US BANCORP                                  732,165
  16,763 WACHOVIA CORPORATION                        804,121
  10,964 WASHINGTON MUTUAL INCORPORATED              492,722
  20,676 WELLS FARGO & COMPANY++                   1,185,769
  11,434 WESTPAC BANKING CORPORATION ADR             747,784
   2,613 WILMINGTON TRUST CORPORATION                 97,569
   1,532 ZIONS BANCORPORATION                         89,270
                                                  25,582,412
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
EATING & DRINKING PLACES - 0.43%
   1,417 BRINKER INTERNATIONAL
           INCORPORATED+                       $      53,322
     593 CEC ENTERTAINMENT INCORPORATED+              32,360
   3,371 DARDEN RESTAURANTS INCORPORATED              82,252
  16,037 MCDONALD'S CORPORATION                      453,847
   2,667 OUTBACK STEAKHOUSE INCORPORATED             129,056
   2,518 WENDY'S INTERNATIONAL INCORPORATED          102,407
   4,355 YUM! BRANDS INCORPORATED+                   161,266
                                                   1,014,510
                                               -------------
EDUCATIONAL SERVICES - 0.14%
   3,179 APOLLO GROUP INCORPORATED CLASS A+          242,081
   1,859 CAREER EDUCATION CORPORATION+                92,931
                                                     335,012
                                               -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.32%
   8,509 AES CORPORATION+                             77,092
   3,219 ALLIED WASTE INDUSTRIES
           INCORPORATED+                              40,656
   3,457 AMEREN CORPORATION                          163,862
   5,646 AMERICAN ELECTRIC POWER
           COMPANY INCORPORATED                      194,787
  11,700 BG GROUP PLC ADR                            353,457
   4,534 CALPINE CORPORATION+                         24,982
   6,192 CENTERPOINT ENERGY INCORPORATED              64,768
   4,097 CINERGY CORPORATION                         160,561
   6,843 CITIZENS COMMUNICATIONS COMPANY+             90,191
   3,951 CONSOLIDATED EDISON INCORPORATED            174,516
   3,687 CONSTELLATION ENERGY GROUP
           INCORPORATED                              146,558
   4,203 DOMINION RESOURCES INCORPORATED             264,075
   2,991 DTE ENERGY COMPANY                          121,016
  12,195 DUKE ENERGY CORPORATION                     267,802
   6,430 E.ON AG                                     437,883
   6,168 EDISON INTERNATIONAL                        142,419
   6,580 EL PASO CORPORATION                          48,955
  20,596 ENDESA SA ADR                               408,213
   3,539 ENTERGY CORPORATION                         209,827
   4,742 EXELON CORPORATION                          318,378
   5,563 FIRSTENERGY CORPORATION                     214,899
   2,898 FPL GROUP INCORPORATED                      190,254
   1,549 HAWAIIAN ELECTRIC INDUSTRIES
           INCORPORATED                               82,020
 110,000 HONG KONG ELECTRIC HOLDINGS
           LIMITED ADR                               471,999
   5,430 INTERNATIONAL POWER PLC+                    143,352
   2,216 KINDER MORGAN INCORPORATED                  136,749
   7,520 NATIONAL GRID TRANSCO PLC                   305,312
   1,836 NICOR INCORPORATED                           66,353
   5,095 NISOURCE INCORPORATED                       110,612
   1,914 NSTAR                                        97,901
   6,414 PG&E CORPORATION+                           180,682
   1,674 PINNACLE WEST CAPITAL CORPORATION            65,437
   3,506 PPL CORPORATION                             163,134
   3,287 PROGRESS ENERGY INCORPORATED                151,728
   3,301 PUBLIC SERVICE ENTERPRISE
           GROUP INCORPORATED                        155,609
   4,883 RELIANT RESOURCES INCORPORATED+              37,111
   3,049 REPUBLIC SERVICES INCORPORATED               80,006
   6,949 RWE AG                                      305,216
   9,845 SCOTTISH POWER PLC                          274,085

SHARES   SECURITY NAME                            VALUE

   4,361 SEMPRA ENERGY                         $     138,244
   9,613 SOUTHERN COMPANY                            291,466
     309 TEXAS GENCO HOLDINGS INCORPORATED            11,384
   4,649 TXU CORPORATION                             130,776
   6,312 WASTE MANAGEMENT INCORPORATED               179,892
   6,951 WILLIAMS COMPANIES INCORPORATED              65,826
   7,369 XCEL ENERGY INCORPORATED                    128,736
                                                   7,888,781
                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
& COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.64%
   2,226 ADVANCED FIBRE COMMUNICATIONS
           INCORPORATED+                              54,582
   5,489 ADVANCED MICRO DEVICES
           INCORPORATED+                              82,335
  17,193 ALCATEL SA ADR+                             278,355
   5,474 ALTERA CORPORATION+                         120,866
   4,781 AMERICAN POWER CONVERSION
           CORPORATION                               108,146
   2,897 AMKOR TECHNOLOGY INCORPORATED+               44,817
   4,655 ANALOG DEVICES INCORPORATED                 232,285
   2,224 ANDREW CORPORATION+                          39,632
   6,538 APPLIED MICRO CIRCUITS
           CORPORATION+                               42,235
   7,046 ASML HOLDING NV NY SHARES+                  128,660
   1,562 AVX CORPORATION                              26,304
   4,042 BROADCOM CORPORATION CLASS A+               164,024
   4,239 CANON INCORPORATED ADR                      208,347
   6,102 CHARTERED SEMICONDUCTOR+                     60,898
   8,531 CIENA CORPORATION+                           48,883
   3,509 COMVERSE TECHNOLOGY INCORPORATED+            69,197
   5,952 CONEXANT SYSTEMS INCORPORATED+               43,747
   1,007 COOPER INDUSTRIES LIMITED CLASS A            53,280
   1,440 CREE INCORPORATED+                           34,488
   3,055 CYPRESS SEMICONDUCTOR+                       65,927
   4,495 EMERSON ELECTRIC COMPANY                    280,848
   1,311 ENERGIZER HOLDINGS INCORPORATED+             61,184
   6,567 GEMSTAR-TV GUIDE
           INTERNATIONAL INCORPORATED+                47,545
 150,325 GENERAL ELECTRIC COMPANY                  4,888,569
     834 HARMAN INTERNATIONAL INDUSTRIES
           INCORPORATED                               65,044
   1,353 HARRIS CORPORATION                           63,929
  13,713 HUGHES ELECTRONICS CORPORATION+             237,783
   7,387 INFINEON TECHNOLOGIES AG ADR+               104,157
   3,599 INTEGRATED DEVICE TECHNOLOGY
           INCORPORATED+                              59,348
  85,549 INTEL CORPORATION                         2,500,597
   1,052 INTERDIGITAL COMMUNICATIONS
           CORPORATION+                               27,941
  22,259 INTERNATIONAL BUSINESS
           MACHINES CORPORATION                    2,147,994
   1,472 INTERNATIONAL RECTIFIER
           CORPORATION+                               67,948
   3,587 JABIL CIRCUIT INCORPORATED+                 100,364
   2,428 KLA-TENCOR CORPORATION+                     128,198
  13,328 KONINKLIJKE (ROYAL) PHILIPS
           ELECTRONICS NV NY SHARES                  405,438
   1,343 L-3 COMMUNICATIONS
           HOLDINGS INCORPORATED                      71,877
   2,886 LATTICE SEMICONDUCTOR CORPORATION+           29,812
   3,879 LINEAR TECHNOLOGY CORPORATION               155,121

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   5,240 LSI LOGIC CORPORATION+                $      52,924
  17,072 MATSUSHITA ELECTRIC INDUSTRIAL
           COMPANY LIMITED ADR                       247,544
   4,108 MAXIM INTEGRATED PRODUCTS
           INCORPORATED                              205,030
   1,106 MAYTAG CORPORATION                           31,222
   2,602 MCDATA CORPORATION CLASS A+                  20,972
   3,587 MICROCHIP TECHNOLOGY INCORPORATED           102,230
   7,678 MICRON TECHNOLOGY INCORPORATED+             115,477
   2,961 MINDSPEED TECHNOLOGIES
           INCORPORATED+                              26,294
  29,200 MINEBEA COMPANY LIMITED ADR                 270,459
   3,573 MOLEX INCORPORATED                          113,193
  29,663 MOTOROLA INCORPORATED                       547,282
   2,488 NATIONAL SEMICONDUCTOR CORPORATION+          97,928
   5,011 NETWORK APPLIANCE INCORPORATED+             108,538
  44,034 NOKIA OYJ ADR                               958,620
   2,130 NOVELLUS SYSTEMS INCORPORATED+               68,480
   2,599 NVIDIA CORPORATION+                          57,828
   8,730 OMRON CORPORATION                           189,765
   2,714 POLYCOM INCORPORATED+                        59,898
   3,530 POWER-ONE INCORPORATED+                      43,278
   2,579 POWERWAVE TECHNOLOGIES+                      25,455
   1,306 QLOGIC CORPORATION+                          54,591
   9,989 QUALCOMM INCORPORATED                       633,802
   2,021 RAMBUS INCORPORATED+                         65,460
   2,591 RF MICRO DEVICES INCORPORATED+               24,070
   3,639 ROCKWELL COLLINS INCORPORATED               118,413
  10,522 SANMINA-SCI CORPORATION+                    133,524
   7,534 SANYO ELECTRIC CO LIMITED                   184,658
   2,462 SCIENTIFIC-ATLANTA INCORPORATED              81,492
     938 SILICON LABORATORIES INCORPORATED+           52,875
   1,034 SKYWORKS SOLUTIONS INCORPORATED+             11,664
  13,480 SOLECTRON CORPORATION+                       86,137
   6,754 SONY CORPORATION ADR                        276,509
   8,118 STMICROELECTRONICS NV NY SHARES             209,850
   2,297 TDK CORPORATION ADR                         161,180
  19,317 TELEFONAKTIEBOLAGET LM
           ERICSSON ADR+                             560,579
   7,706 TELLABS INCORPORATED+                        74,748
  21,895 TEXAS INSTRUMENTS INCORPORATED              671,082
   1,906 THOMAS & BETTS CORPORATION+                  41,151
   3,387 TRIQUINT SEMICONDUCTOR
           INCORPORATED+                              27,096
     752 VARIAN SEMICONDUCTOR EQUIPMENT
           ASSOCIATES INCORPORATED+                   30,674
   4,152 VISHAY INTERTECHNOLOGY
           INCORPORATED+                              93,462
   4,018 VITESSE SEMICONDUCTOR
           CORPORATION+                               32,104
     750 WHIRLPOOL CORPORATION                        54,705
   4,507 XILINX INCORPORATED+                        189,474
                                                  20,562,422
                                               -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES - 0.43%
   1,948 APPLERA CORPORATION-CELERA
           GENOMICS GROUP+                            28,246
   5,067 BEARINGPOINT INCORPORATED+                   53,963
   2,186 CELGENE CORPORATION+                         89,604
   1,143 CEPHALON INCORPORATED+                       67,814
   6,335 CURAGEN CORPORATION+                         41,938
   1,414 FLUOR CORPORATION                            58,299

SHARES   SECURITY NAME                            VALUE

 166,176 INVENSYS PLC                          $     140,319
   2,179 MOODY'S CORPORATION                         145,688
   4,780 PAYCHEX INCORPORATED                        153,773
   1,624 QUEST DIAGNOSTICS INCORPORATED              134,581
  10,589 SERVICEMASTER COMPANY                       116,585
                                                   1,030,810
                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.33%
     698 BALL CORPORATION                             45,070
   1,759 CRANE COMPANY                                56,534
   1,876 FORTUNE BRANDS INCORPORATED                 134,097
   3,587 ILLINOIS TOOL WORKS INCORPORATED            285,238
   7,494 MASCO CORPORATION                           210,132
   1,791 SNAP-ON INCORPORATED                         57,312
                                                     788,383
                                               -------------
FINANCIAL SERVICES - 0.03%
   3,761 JANUS CAPITAL GROUP INCORPORATED             64,388
                                               -------------
FOOD & KINDRED PRODUCTS - 3.45%
     469 ADOLPH COORS COMPANY CLASS B                 31,789
     419 AMERICAN ITALIAN PASTA COMPANY
           CLASS A                                    17,053
   9,808 ANHEUSER-BUSCH COMPANIES
           INCORPORATED                              521,982
  11,087 ARCHER-DANIELS-MIDLAND COMPANY              190,696
   9,517 CADBURY SCHWEPPES PLC ADR                   322,341
   5,952 CAMPBELL SOUP COMPANY                       166,418
  35,097 COCA COLA COMPANY                         1,753,446
   6,963 COCA COLA ENTERPRISES INCORPORATED          162,308
   7,404 CONAGRA FOODS INCORPORATED                  201,315
   2,015 DEL MONTE FOODS COMPANY+                     21,963
   6,505 DIAGEO PLC ADR                              368,508
   4,834 GENERAL MILLS INCORPORATED                  222,267
   9,038 GROUPE DANONE ADR                           317,415
   4,250 HEINZ (HJ) COMPANY                          162,392
   1,726 HERSHEY FOODS CORPORATION                   143,085
   3,700 HORMEL FOODS CORPORATION                    102,564
   1,563 JM SMUCKER COMPANY                           79,057
   5,460 KELLOGG COMPANY                             215,615
  26,192 KIRIN BREWERY COMPANY LIMITED               242,276
   4,482 KRAFT FOODS INCORPORATED CLASS A            151,447
   3,526 MCCORMICK & COMPANY INCORPORATED            110,258
  14,360 NESTLE SA ADR                               946,931
   4,046 PEPSI BOTTLING GROUP INCORPORATED           117,051
   4,217 PEPSIAMERICAS INCORPORATED                   80,882
  20,505 PEPSICO INCORPORATED                      1,064,210
  10,933 SARA LEE CORPORATION                        238,558
   6,086 TYSON FOODS INCORPORATED CLASS A             96,646
   2,780 WRIGLEY (WM) JR COMPANY                     156,347
                                                   8,204,820
                                               -------------
FOOD STORES - 0.65%
   5,159 ALBERTSON'S INCORPORATED                    127,634
   9,287 COLES MYER LIMITED ADR                      442,247
  12,798 KONINKLIJKE AHOLD NV ADR+                   107,503
   9,968 KROGER COMPANY+                             191,585
   6,152 STARBUCKS CORPORATION+                      230,146
  25,880 TESCO PLC ADR                               371,018

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
     622 WHOLE FOODS MARKET INCORPORATED       $      48,112
   3,083 WINN-DIXIE STORES INCORPORATED               18,868
                                                   1,537,113
                                               -------------
FORESTRY - 0.07%
   2,715 WEYERHAEUSER COMPANY                        177,154
                                               -------------
FURNITURE & FIXTURES - 0.17%
   2,808 HERMAN MILLER INCORPORATED                   78,736
   1,404 HILLENBRAND INDUSTRIES INCORPORATED          92,734
   5,098 LEGGETT & PLATT INCORPORATED                124,748
   4,086 NEWELL RUBBERMAID INCORPORATED              104,561
                                                     400,779
                                               -------------
GENERAL MERCHANDISE STORES - 0.67%
   3,110 BIG LOTS INCORPORATED+                       44,784
   5,264 DOLLAR GENERAL CORPORATION                  115,229
   2,855 FAMILY DOLLAR STORES INCORPORATED           108,604
   2,700 FEDERATED DEPARTMENT
           STORES INCORPORATED                       141,399
   2,606 FOOT LOCKER INCORPORATED                     68,277
   3,898 JC PENNEY COMPANY INCORPORATED              120,331
   4,343 MAY DEPARTMENT STORES COMPANY               152,961
   3,730 SEARS ROEBUCK & COMPANY                     175,347
  11,375 TARGET CORPORATION                          500,045
   7,490 TJX COMPANIES INCORPORATED                  176,390
                                                   1,603,367
                                               -------------
HEALTH SERVICES - 0.55%
   4,632 BIOGEN IDEC INCORPORATED+                   256,844
   4,945 CAREMARK RX INCORPORATED+                   159,526
   1,265 ENZON PHARMACEUTICALS INCORPORATED+          21,606
   3,458 FIRST HEALTH GROUP CORPORATION+              73,241
   6,590 HCA INCORPORATED                            280,207
   4,888 HEALTH MANAGEMENT ASSOCIATION
           INCORPORATED CLASS A                      108,954
   3,414 HUMAN GENOME SCIENCES INCORPORATED+          43,529
   3,587 IMMUNOMEDICS INCORPORATED+                   15,209
   2,117 LABORATORY CORPORATION OF
           AMERICA HOLDINGS+                          82,965
   1,498 LINCARE HOLDINGS INCORPORATED+               48,445
   1,167 RENAL CARE GROUP INCORPORATED+               54,452
   6,007 TENET HEALTHCARE CORPORATION+                72,204
     667 TRIAD HOSPITALS INCORPORATED+                23,538
   1,384 UNIVERSAL HEALTH SERVICES CLASS B            74,639
                                                   1,315,359
                                               -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.13%
   5,364 ARCHSTONE-SMITH TRUST                       150,192
   2,625 BOSTON PROPERTIES INCORPORATED              134,479
   2,293 CBL & ASSOCIATES PROPERTIES
           INCORPORATED                              131,962
   6,092 CRESCENT REAL ESTATE EQUITIES
           COMPANY                                   107,950
   4,923 DUKE REALTY CORPORATION                     159,505
   5,834 EQUITY OFFICE PROPERTIES TRUST              166,502
   4,653 EQUITY RESIDENTIAL                          138,427
   8,988 HOST MARRIOTT CORPORATION+                  109,294
   4,540 ISTAR FINANCIAL INCORPORATED                189,999
   3,485 KIMCO REALTY CORPORATION                    163,621


SHARES   SECURITY NAME                            VALUE

  20,147 MITSUBISHI TOKYO FINANCIAL GROUP
           INCORPORATED ADR                    $     157,147
   5,264 PENNSYLVANIA REAL ESTATE
           INVESTMENT TRUST                          191,873
   4,204 PLUM CREEK TIMBER COMPANY                   131,207
   3,289 PUBLIC STORAGE INCORPORATED                 156,984
   3,081 SIMON PROPERTY GROUP INCORPORATED           167,884
   3,101 TANGER FACTORY OUTLET CENTERS
           INCORPORATED                              131,451
   2,899 THE ROUSE COMPANY                           144,950
   2,665 VORNADO REALTY TRUST                        151,638
                                                   2,685,065
                                               -------------
HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.25%
   4,143 BED BATH & BEYOND INCORPORATED+             169,366
   4,285 BEST BUY COMPANY INCORPORATED               228,176
   3,004 CIRCUIT CITY STORES INCORPORATED             33,585
   3,110 RADIOSHACK CORPORATION                      107,482
   1,467 WILLIAMS-SONOMA INCORPORATED+                46,929
                                                     585,538
                                               -------------
HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.18%
   7,778 HILTON HOTELS CORPORATION                   124,681
   3,188 MARRIOTT INTERNATIONAL INCORPORATED
           CLASS A                                   142,281
   1,502 MGM MIRAGE+                                  65,412
   2,243 STARWOOD HOTELS & RESORTS
           WORLDWIDE INCORPORATED                     87,499
                                                     419,873
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.94%
   8,874 3M COMPANY                                  692,349
     875 AMERICAN STANDARD COMPANIES
           INCORPORATED+                              95,340
   5,366 APPLE COMPUTER INCORPORATED+                128,408
  20,955 APPLIED MATERIALS INCORPORATED+             445,084
   4,671 BAKER HUGHES INCORPORATED                   175,723
   1,524 BLACK & DECKER CORPORATION                   78,547
   6,171 BROCADE COMMUNICATIONS SYSTEMS
           INCORPORATED+                              43,012
   4,284 CATERPILLAR INCORPORATED                    324,513
   1,362 CDW CORPORATION                              94,223
  91,719 CISCO SYSTEMS INCORPORATED+               2,118,709
   1,082 COOPER CAMERON CORPORATION+                  47,846
   3,294 DEERE & COMPANY                             211,574
  32,948 DELL INCORPORATED+                        1,075,752
   1,635 DIEBOLD INCORPORATED                         86,148
   2,906 DOVER CORPORATION                           113,886
  29,129 EMC CORPORATION+                            417,127
   1,979 EMULEX CORPORATION+                          45,873
   7,604 GATEWAY INCORPORATED+                        41,290
   4,333 GRANT PRIDECO INCORPORATED+                  65,732
   3,067 HITACHI LIMITED ADR                         200,888
   2,284 INGERSOLL-RAND COMPANY CLASS A              151,840
   6,106 JUNIPER NETWORKS INCORPORATED+              157,962
   8,828 KOMATSU LIMITED ADR                         214,600
   2,459 LAM RESEARCH CORPORATION+                    62,877

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   1,721 LEXMARK INTERNATIONAL
           INCORPORATED+                       $     141,621
  29,711 MAKITA CORPORATION                          353,561
  21,824 NEC CORPORATION ADR                         160,843
   2,615 PALL CORPORATION                             68,435
     752 PALMONE INCORPORATED+                         7,543
   1,737 PARKER HANNIFIN CORPORATION                  97,567
   1,574 PENTAIR INCORPORATED                         85,012
   2,487 PITNEY BOWES INCORPORATED                   102,837
   2,282 SANDISK CORPORATION+                         57,872
   7,802 SIEMENS AG                                  606,996
   2,652 SMITH INTERNATIONAL INCORPORATED+           134,377
   2,840 SONUS NETWORKS INCORPORATED+                 16,841
   1,390 SPX CORPORATION+                             58,380
   1,235 STANLEY WORKS                                47,832
   2,411 STORAGE TECHNOLOGY CORPORATION+              70,811
   4,304 SYMBOL TECHNOLOGIES INCORPORATED             73,254
   1,530 VARIAN MEDICAL SYSTEMS
           INCORPORATED+                             128,122
     879 ZEBRA TECHNOLOGIES CORPORATION
           CLASS A+                                   62,831
                                                   9,364,038
                                               -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.50%
   3,392 ACE LIMITED                                 152,504
   4,803 AON CORPORATION                             125,983
     838 HILB, ROGAL & HAMILTON COMPANY               30,838
   1,406 JEFFERSON-PILOT CORPORATION                  75,137
   6,713 MARSH & MCLENNAN COMPANIES
           INCORPORATED                              322,157
   3,356 MEDCO HEALTH SOLUTIONS INCORPORATED+        109,607
   9,474 METLIFE INCORPORATED                        333,011
   2,937 UNUMPROVIDENT CORPORATION                    43,526
                                                   1,192,763
                                               -------------
INSURANCE CARRIERS - 4.25%
   1,111 ADVANCE PCS+                                 76,659
  13,156 AEGON NV                                    195,630
   2,184 AETNA INCORPORATED                          176,445
   6,886 AFLAC INCORPORATED                          279,641
     413 ALLEGHANY CORPORATION+                       97,092
  17,718 ALLIANZ AG ADR                              222,361
   8,359 ALLSTATE CORPORATION                        381,421
   1,342 AMBAC FINANCIAL GROUP INCORPORATED          104,944
  33,988 AMERICAN INTERNATIONAL
           GROUP INCORPORATED                      2,515,112
   1,029 AMERICAN NATIONAL INSURANCE COMPANY          97,343
   2,279 ANTHEM INCORPORATED+                        195,880
  16,551 AXA ADR                                     382,328
   1,927 CHUBB CORPORATION                           136,778
   1,637 CIGNA CORPORATION                            90,739
   2,974 CINCINNATI FINANCIAL CORPORATION            133,949
   4,176 FIDELITY NATIONAL FINANCIAL
           INCORPORATED                              163,308
   3,446 HARTFORD FINANCIAL SERVICES
           GROUP INCORPORATED                        225,713
   3,093 HEALTH NET INCORPORATED+                     85,367
  18,464 ING GROEP NV ADR                            454,030
   3,758 JOHN HANCOCK FINANCIAL SERVICES
           INCORPORATED                              158,362
   2,330 LINCOLN NATIONAL CORPORATION                108,182
   2,449 LOEWS CORPORATION                           147,650


SHARES   SECURITY NAME                            VALUE

     249 MARKEL CORPORATION+                   $      67,768
   1,632 MBIA INCORPORATED                           107,369
   1,200 MERCURY GENERAL CORPORATION                  61,320
   1,066 MGIC INVESTMENT CORPORATION                  70,548
   1,720 MILLEA HOLDINGS INCORPORATED                110,871
   4,063 OLD REPUBLIC INTERNATIONAL
           CORPORATION                                95,887
   1,282 OXFORD HEALTH PLANS INCORPORATED             61,485
   1,533 PMI GROUP INCORPORATED                       60,707
   3,668 PRINCIPAL FINANCIAL GROUP
           INCORPORATED                              132,782
   2,559 PROGRESSIVE CORPORATION                     211,527
   7,375 PRUDENTIAL FINANCIAL INCORPORATED           342,126
   1,870 RADIAN GROUP INCORPORATED                    81,719
   1,986 SAFECO CORPORATION                           89,370
   2,584 ST PAUL COMPANIES INCORPORATED              110,440
     433 STANCORP FINANCIAL GROUP
           INCORPORATED                               28,556
   4,193 SWISS REINSURANCE COMPANY ADR               301,752
   2,222 TORCHMARK CORPORATION                       115,811
     500 TRANSATLANTIC HOLDING INCORPORATED           43,035
  14,572 TRAVELERS PROPERTY CASUALTY
           CORPORATION CLASS B                       265,793
   8,485 UNITEDHEALTH GROUP INCORPORATED             526,070
   1,966 UNITRIN INCORPORATED                         85,226
   2,326 W.R. BERKLEY CORPORATION                     96,878
   2,246 WELLPOINT HEALTH NETWORKS
           INCORPORATED+                             244,297
   1,654 XL CAPITAL LIMITED CLASS A                  126,796
      58 ZENITH NATIONAL INSURANCE
           CORPORATION                                 2,324
  15,181 ZURICH FINANCIAL SERVICES AG ADR+           248,624
                                                  10,118,015
                                               -------------
LEATHER & LEATHER PRODUCTS - 0.05%
   2,963 COACH INCORPORATED+                         117,424
                                               -------------
LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.05%
   3,575 GEORGIA-PACIFIC CORPORATION                 114,579
                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.31%
   2,894 ADVANCED MEDICAL OPTICS INCORPORATED+        66,562
   4,802 ADVANTEST CORPORATION ADR                    89,029
   6,344 AGILENT TECHNOLOGIES INCORPORATED+          216,901
   1,948 ALLERGAN INCORPORATED                       170,528
   3,949 APPLERA CORPORATION-APPLIED
           BIOSYSTEMS GROUP                           90,037
   1,559 BAUSCH & LOMB INCORPORATED                   92,589
   7,631 BAXTER INTERNATIONAL INCORPORATED           222,215
   1,545 BECKMAN COULTER INCORPORATED                 81,236
   3,654 BECTON DICKINSON & COMPANY                  177,767
   4,121 BIOMET INCORPORATED                         160,637
  10,532 BOSTON SCIENTIFIC CORPORATION+              430,232
   1,217 CR BARD INCORPORATED                        114,873
   2,055 DANAHER CORPORATION                         184,190
   4,061 EASTMAN KODAK COMPANY                       115,901
   9,050 FUJI PHOTO FILM COMPANY LIMITED ADR         280,821
   3,967 GUIDANT CORPORATION                         270,311
  15,067 MEDTRONIC INCORPORATED                      706,642
   1,134 MILLIPORE CORPORATION+                       59,365

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   7,506 OLYMPUS CORPORATION ADR               $     156,289
   2,350 PERKINELMER INCORPORATED                     48,974
   5,308 RAYTHEON COMPANY                            161,363
     883 RESMED INCORPORATED+                         41,554
   2,261 RICOH COMPANY LIMITED ADR                   228,666
   3,265 ROCKWELL AUTOMATION INCORPORATED             99,452
   2,401 ST JUDE MEDICAL INCORPORATED+               174,433
   2,574 STRYKER CORPORATION                         228,391
   1,991 SYBRON DENTAL SPECIALTIES
           INCORPORATED+                              56,564
   2,268 TEKTRONIX INCORPORATED                       72,689
   2,915 TERADYNE INCORPORATED+                       71,855
   3,911 THERMO ELECTRON CORPORATION+                109,782
   1,350 VARIAN INCORPORATED+                         53,879
   2,107 WATERS CORPORATION+                          77,833
  12,128 XEROX CORPORATION+                          171,490
   2,892 ZIMMER HOLDINGS INCORPORATED+               218,751
                                                   5,501,801
                                               -------------
METAL MINING - 0.39%
   2,686 FREEPORT-MCMORAN COPPER &
           GOLD INCORPORATED CLASS B                 114,558
   5,499 NEWMONT MINING CORPORATION                  238,931
   1,403 PHELPS DODGE CORPORATION+                   121,023
   4,092 RIO TINTO PLC ADR                           449,711
                                                     924,223
                                               -------------
MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.04%
   1,754 VULCAN MATERIALS COMPANY                     82,964
                                               -------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.86%
   2,086 EATON CORPORATION                           122,114
   4,376 HASBRO INCORPORATED                          95,703
  39,088 HEWLETT-PACKARD COMPANY                     887,689
   1,499 ITT INDUSTRIES INCORPORATED                 113,175
  41,590 JOHNSON & JOHNSON                         2,242,117
   6,354 MATTEL INCORPORATED                         120,726
   2,605 TIFFANY & COMPANY                           109,540
  25,518 TYCO INTERNATIONAL LIMITED                  729,049
                                                   4,420,113
                                               -------------
MISCELLANEOUS RETAIL - 2.18%
   3,699 AMAZON.COM INCORPORATED+                    159,612
   6,231 COSTCO WHOLESALE CORPORATION+               242,573
   5,560 CVS CORPORATION                             208,500
   2,661 DOLLAR TREE STORES INCORPORATED+             82,225
   1,721 EXPRESS SCRIPTS INCORPORATED+               125,220
   1,249 MICHAELS STORES INCORPORATED                 60,002
   6,049 OFFICE DEPOT INCORPORATED+                  105,434
  11,227 RITE AID CORPORATION+                        62,647
   7,466 STAPLES INCORPORATED+                       195,758
   2,757 TOYS R US INCORPORATED+                      43,285
  57,781 WAL-MART STORES INCORPORATED              3,441,436
  12,726 WALGREEN COMPANY                            453,809
     286 ZALE CORPORATION+                            16,356
                                                   5,196,857
                                               -------------

SHARES   SECURITY NAME                            VALUE

MISCELLANEOUS SERVICES - 0.13%
  14,635 ADECCO SA ADR                         $     183,523
   2,150 D&B CORPORATION+                            114,423
                                                     297,946
                                               -------------
MOTION PICTURES - 0.96%
  47,644 LIBERTY MEDIA CORPORATION CLASS A+          543,142
   1,533 NEWS CORPORATION LIMITED
           ADR PREFERRED                              50,175
  58,826 TIME WARNER INCORPORATED+                 1,014,748
  25,485 WALT DISNEY COMPANY                         676,117
                                                   2,284,182
                                               -------------
MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.45%
   1,566 CNF INCORPORATED                             52,070
  14,251 UNITED PARCEL SERVICE
           INCORPORATED CLASS B                    1,006,548
                                                   1,058,618
                                               -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.68%
  15,932 AMERICAN EXPRESS COMPANY                    851,087
   2,236 AMERICREDIT CORPORATION+                     42,529
   3,237 CAPITAL ONE FINANCIAL CORPORATION           228,921
   2,701 COUNTRYWIDE FINANCIAL CORPORATION           247,493
  11,995 FANNIE MAE                                  898,425
   8,680 FREDDIE MAC                                 537,466
  16,800 MBNA CORPORATION                            459,144
   6,661 ORIX CORPORATION ADR                        308,071
   5,295 PROVIDIAN FINANCIAL CORPORATION+             68,464
   5,837 SLM CORPORATION                             244,512
     673 STUDENT LOAN CORPORATION                    103,380
                                                   3,989,492
                                               -------------
OIL & GAS EXTRACTION - 2.10%
   3,835 ANADARKO PETROLEUM CORPORATION              196,544
   4,842 APACHE CORPORATION                          199,345
     814 BERRY PETROLEUM COMPANY CLASS A              17,704
   2,754 BJ SERVICES COMPANY+                        119,221
   2,816 BURLINGTON RESOURCES INCORPORATED           164,849
      36 CROSS TIMBERS ROYALTY TRUST                     965
   2,821 DEVON ENERGY CORPORATION                    160,176
     413 DIAMOND OFFSHORE DRILLING
           INCORPORTED                                10,329
   6,551 ENI SPA ADR                                 647,370
   3,606 ENSCO INTERNATIONAL INCORPORATED            105,908
   1,947 EOG RESOURCES INCORPORATED                   86,622
   3,037 EQUITABLE RESOURCES INCORPORATED            130,864
   6,857 HALLIBURTON COMPANY                         219,150
   1,155 KERR-MCGEE CORPORATION                       60,349
     886 NABORS INDUSTRIES LIMITED+                   41,952
   1,116 NOBLE CORPORATION+                           45,310
   6,037 OCCIDENTAL PETROLEUM CORPORATION            268,043
     406 PIONEER NATURAL RESOURCES+                   13,041
  19,291 REPSOL YPF SA ADR                           397,202
   2,165 ROWAN COMPANIES INCORPORATED+                50,877
   6,376 SCHLUMBERGER LIMITED                        411,188
   9,470 SHELL TRANSPORT & TRADING
           COMPANY PLC ADR                           398,592
   1,050 TIDEWATER INCORPORATED                       34,891

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
   9,121 TOTAL SA ADR                          $     839,041
   3,827 TRANSOCEAN INCORPORATED+                    112,820
   3,500 UNOCAL CORPORATION                          133,000
   2,870 VARCO INTERNATIONAL INCORPORATED+            57,170
   2,501 XTO ENERGY INCORPORATED                      74,630
                                                   4,997,153
                                               -------------
PAPER & ALLIED PRODUCTS - 0.66%
   1,071 BEMIS COMPANY INCORPORATED                   54,707
   1,557 BOISE CASCADE CORPORATION                    52,471
   1,015 BOWATER INCORPORATED                         46,588
   6,621 BUNZL PLC ADR                               279,141
   5,792 INTERNATIONAL PAPER COMPANY                 256,354
   5,465 KIMBERLY-CLARK CORPORATION                  353,476
   3,479 MEADWESTVACO CORPORATION                    101,935
   4,016 PACTIV CORPORATION+                          86,304
   4,491 REXAM PLC ADR                               194,460
   3,387 SONOCO PRODUCTS COMPANY                      84,506
     735 TEMPLE-INLAND INCORPORATED                   47,885
                                                   1,557,827
                                               -------------
PERSONAL SERVICES - 0.11%
   3,353 CINTAS CORPORATION                          143,207
   2,305 H & R BLOCK INCORPORATED                    124,585
                                                     267,792
                                               -------------
PETROLEUM REFINING & RELATED
INDUSTRIES - 3.33%
     820 ASHLAND INCORPORATED                         39,286
  22,469 BP PLC ADR                                1,105,475
  13,653 CHEVRONTEXACO CORPORATION                 1,206,243
   8,928 CONOCOPHILLIPS                              614,871
  88,376 EXXON MOBIL CORPORATION                   3,726,816
   5,336 MARATHON OIL CORPORATION                    187,507
   2,056 MURPHY OIL CORPORATION                      128,973
  12,962 ROYAL DUTCH PETROLEUM COMPANY               642,786
   1,927 SUNOCO INCORPORATED                         118,510
   2,543 VALERO ENERGY CORPORATION                   152,580
                                                   7,923,047
                                               -------------
PRIMARY METAL INDUSTRIES - 0.51%
  11,424 ALCOA INCORPORATED                          428,057
   1,810 ALLEGHENY TECHNOLOGIES INCORPORATED          22,987
   3,283 ENGELHARD CORPORATION                        95,273
   6,981 JOHNSON MATTHEY PLC ADR                     238,120
  12,402 KUBOTA CORPORATION ADR                      281,401
   1,242 NUCOR CORPORATION                            78,122
   1,404 PRECISION CASTPARTS CORPORATION              63,390
                                                   1,207,350
                                               -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.31%
   3,826 BELO CORPORATION CLASS A                    106,745
   1,095 DOW JONES & COMPANY INCORPORATED             53,327
     340 EW SCRIPPS COMPANY CLASS A                   33,102
   3,342 GANNETT COMPANY INCORPORATED                288,314
     959 KNIGHT-RIDDER INCORPORATED                   71,695
   1,219 MCCLATCHY COMPANY CLASS A                    83,599
   2,121 MCGRAW-HILL COMPANIES INCORPORATED          165,799

SHARES   SECURITY NAME                            VALUE

     721 MEDIA GENERAL INCORPORATED CLASS A    $      46,721
   1,681 MEREDITH CORPORATION                         84,554
   2,066 NEW YORK TIMES COMPANY CLASS A               94,292
   6,310 NEWS CORPORATION LIMITED                    236,310
   2,458 READERS DIGEST ASSOCIATION
           INCORPORATED                               33,183
   8,593 REED ELSEVIER NV ADR                        238,799
   3,088 RR DONNELLEY & SONS COMPANY                  98,075
   4,816 TOPPAN PRINTING COMPANY LIMITED ADR         281,881
   4,426 TRIBUNE COMPANY                             221,034
   1,481 VALASSIS COMMUNICATIONS
           INCORPORATED+                              45,096
  22,423 VIACOM INCORPORATED CLASS B                 862,389
      88 WASHINGTON POST COMPANY CLASS B              78,822
                                                   3,123,737
                                               -------------
RAILROAD TRANSPORTATION - 0.24%
   4,995 BURLINGTON NORTHERN
           SANTA FE CORPORATION                      160,739
   2,739 CSX CORPORATION                              86,361
   5,820 NORFOLK SOUTHERN CORPORATION                128,971
   2,866 UNION PACIFIC CORPORATION                   182,392
                                                     558,463
                                               -------------
REAL ESTATE - 0.20%
   4,440 CATELLUS DEVELOPMENT CORPORATION            116,550
  74,722 CITY DEVELOPMENTS LIMITED                   294,106
   1,837 ST. JOE COMPANY                              75,280
                                                     485,936
                                               -------------
RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.23%
   5,371 BRIDGESTONE CORPORATION                     158,584
   3,721 NIKE INCORPORATED CLASS B                   272,563
   1,379 SEALED AIR CORPORATION+                      68,743
   3,036 TUPPERWARE CORPORATION                       57,988
                                                     557,878
                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.90%
   1,893 AG EDWARDS INCORPORATED                      72,407
   1,370 BEAR STEARNS COMPANIES INCORPORATED         120,341
     850 BLACKROCK INCORPORATED                       50,575
  20,636 CHARLES SCHWAB CORPORATION                  252,585
  11,987 CREDIT SUISSE GROUP ADR                     439,084
   7,675 E*TRADE FINANCIAL CORPORATION+              109,829
   3,475 FRANKLIN RESOURCES INCORPORATED             196,338
     951 GABELLI ASSET MANAGEMENT
           INCORPORATED CLASS A                       40,037
   5,978 GOLDMAN SACHS GROUP INCORPORATED            632,891
   1,257 JEFFERIES GROUP INCORPORATED                 46,509
   1,627 LEGG MASON INCORPORATED                     153,491
   4,041 LEHMAN BROTHERS HOLDINGS
           INCORPORATED                              350,395
  11,888 MERRILL LYNCH & COMPANY
           INCORPORATED                              727,665
  13,890 MORGAN STANLEY                              830,066
  16,453 NOMURA HOLDINGS INCORPORATED ADR            262,590
   3,100 NUVEEN INVESTMENTS CLASS A                   87,172
     256 PIPER JAFFRAY COMPANIES INCORPORATED+        13,189
   2,582 T ROWE PRICE GROUP INCORPORATED             135,787
                                                   4,520,951
                                               -------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004      WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                            VALUE

COMMON STOCK (CONTINUED)
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.51%
  17,994 CORNING INCORPORATED+                 $     225,825
      33 EAGLE MATERIALS INCORPORATED                  1,925
     111 EAGLE MATERIALS INCORPORATED CLASS B          6,244
   7,056 HANSON PLC ADR                              286,826
  17,900 HOLCIM LIMITED ADR                          464,043
  10,826 LAFARGE SA ADR                              235,574
                                                   1,220,437
                                               -------------
TEXTILE MILL PRODUCTS - 0.03%
     953 MOHAWK INDUSTRIES INCORPORATED+              79,385
                                               -------------
TOBACCO PRODUCTS - 0.93%
  25,213 ALTRIA GROUP INCORPORATED                 1,451,008
   9,042 BRITISH AMERICAN TOBACCO PLC ADR            277,680
   6,495 IMPERIAL TOBACCO GROUP PLC ADR              283,507
   1,159 RJ REYNOLDS TOBACCO
           HOLDINGS INCORPORATED                      71,545
   3,065 UST INCORPORATED                            116,715
                                                   2,200,455
                                               -------------
TRANSPORTATION BY AIR - 0.29%
   4,495 FEDEX CORPORATION                           308,716
  14,533 JAPAN AIRLINES SYSTEM ADR                   230,113
  11,469 SOUTHWEST AIRLINES COMPANY                  158,387
                                                     697,216
                                               -------------
TRANSPORTATION EQUIPMENT - 2.37%
  15,460 BAE SYSTEMS PLC ADR                         218,337
  10,620 BOEING COMPANY                              460,590
   2,736 BRUNSWICK CORPORATION                       107,689
  10,098 DAIMLERCHRYSLER AG                          453,703
  11,562 DELPHI CORPORATION                          117,933
  18,722 FIAT SPA ADR                                145,470
  24,071 FORD MOTOR COMPANY                          330,976
   2,471 GENERAL DYNAMICS CORPORATION                227,629
   7,159 GENERAL MOTORS CORPORATION                  344,491
   3,251 GENUINE PARTS COMPANY                       112,907
   1,678 GOODRICH CORPORATION                         49,484
   3,995 HARLEY-DAVIDSON INCORPORATED                212,214
  15,438 HONDA MOTOR COMPANY LIMITED ADR             336,703
  10,953 HONEYWELL INTERNATIONAL
           INCORPORATED                              383,903
   2,796 JOHNSON CONTROLS INCORPORATED               163,063
   1,212 LEAR CORPORATION                             74,696
   5,680 LOCKHEED MARTIN CORPORATION                 262,870
   1,157 NAVISTAR INTERNATIONAL
           CORPORATION+                               53,916
   2,337 NORTHROP GRUMMAN CORPORATION                236,294
   3,013 PACCAR INCORPORATED                         166,950
     551 POLARIS INDUSTRIES INCORPORATED              46,664
   1,915 TEXTRON INCORPORATED                        105,976
   7,378 TOYOTA MOTOR CORPORATION ADR                510,041
   5,691 UNITED TECHNOLOGIES CORPORATION             524,198
                                                   5,646,697
                                               -------------

SHARES   SECURITY NAME                            VALUE

TRANSPORTATION SERVICES - 0.07%
   3,161 EXPEDITORS INTERNATIONAL OF
           WASHINGTON INCORPORATED             $     121,825
   2,037 SABRE HOLDINGS CORPORATION                   46,219
                                                     168,044
                                               -------------
WATER TRANSPORTATION - 0.29%
   8,085 CARNIVAL CORPORATION                        358,732
   6,193 CARNIVAL PLC ADR                            290,823
   2,800 GULFMARK OFFSHORE INCORPORATED+              46,060
                                                     695,615
                                               -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.89%
   1,750 AMERISOURCEBERGEN CORPORATION               101,553
   1,160 BROWN-FORMAN CORPORATION CLASS B             56,678
   5,628 CARDINAL HEALTH INCORPORATED                367,114
   2,848 DEAN FOODS COMPANY+                         103,411
   4,029 MCKESSON CORPORATION                        110,032
   5,475 SAFEWAY INCORPORATED+                       125,213
   5,315 SMURFIT-STONE CONTAINER CORPORATION+         98,646
   2,848 SUPERVALU INCORPORATED                       80,598
   8,370 SYSCO CORPORATION                           331,871
   5,374 UNILEVER NV                                 390,690
   8,188 UNILEVER PLC ADR                            347,990
                                                   2,113,796
                                               -------------
WHOLESALE TRADE-DURABLE GOODS - 0.69%
   3,573 APOGENT TECHNOLOGIES INCORPORATED+          100,759
   2,808 ARROW ELECTRONICS INCORPORATED+              69,077
   3,214 AVNET INCORPORATED+                          75,690
     643 BORGWARNER INCORPORATED                      57,999
   2,744 CYTYC CORPORATION+                           45,221
   1,991 KYOCERA CORPORATION ADR                     146,538
  10,644 MITSUBISHI CORPORATION ADR                  210,035
   1,584 MITSUI & COMPANY LIMITED ADR                244,189
  11,074 NISSAN MOTOR COMPANY LIMITED ADR            245,289
   2,886 OMNICARE INCORPORATED                       132,929
  32,598 SUMITOMO MITSUI FINANCIAL                   181,398
   5,047 SYCAMORE NETWORKS INCORPORATED+              23,771
   1,262 TECH DATA CORPORATION+                       51,073
   1,424 WW GRAINGER INCORPORATED                     67,284
                                                   1,651,252
                                               -------------

TOTAL COMMON STOCK
(COST $195,216,328)                              212,339,405
                                               -------------

WELLS FARGO OUTLOOK 2040 FUND      PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

US TREASURY SECURITIES - 9.59%
US TREASURY BONDS - 9.18%
 $3,315,000 US TREASURY BOND  7.50  11/15/2016 $   4,321,931
    690,000 US TREASURY BOND  8.88  02/15/2019     1,012,360
  2,680,000 US TREASURY BOND  8.13  08/15/2019     3,721,432
  3,255,000 US TREASURY BOND  8.00  11/15/2021     4,524,577
  2,350,000 US TREASURY BOND  7.25  08/15/2022     3,056,194
  1,070,000 US TREASURY BOND  6.13  11/15/2027     1,248,054
  1,225,000 US TREASURY BOND  6.25  05/15/2030     1,460,381
  2,320,000 US TREASURY BOND  5.38  02/15/2031     2,499,981
                                                  21,844,910
                                               -------------
US TREASURY NOTES - 0.41%
    435,000 US TREASURY NOTE  3.8802/15/2013         435,833
    520,000 US TREASURY NOTE  4.2508/15/2013         533,000
                                                     968,833
                                               -------------

TOTAL US TREASURY
SECURITIES (COST $22,681,951)                     22,813,743
                                               -------------
COLLATERAL FOR SECURITIES LENDING - 28.81%
COLLATERAL FOR SECURITY LENDING                   68,556,182

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $68,556,182)                        68,556,182
                                               -------------

                            INTEREST
                            RATE    MATURITY
PRINCIPAL   SECURITY NAME     %     DATE          VALUE

SHORT-TERM INVESTMENTS - 1.26%
US TREASURY BILLS - 1.26%
 $   69,000 US TREASURY BILL 0.82^  03/18/2004 $      68,973
    388,000 US TREASURY BILL 0.83^  03/18/2004       387,849
     23,000 US TREASURY BILL 0.84^  04/15/2004        22,975
    757,000 US TREASURY BILL 0.84^  04/15/2004       756,162
    758,000 US TREASURY BILL 0.87^  04/15/2004       757,169
    317,000 US TREASURY BILL 0.87^  04/15/2004       316,655
    299,000 US TREASURY BILL 0.88^  04/15/2004       298,671
    124,000 US TREASURY BILL 0.88^  04/15/2004       123,863
     62,000 US TREASURY BILL 0.89^  04/15/2004        61,931
     60,000 US TREASURY BILL 0.90^  04/15/2004        59,932
     43,000 US TREASURY BILL 0.91^  04/15/2004        42,951
    103,000 US TREASURY BILL 0.91^  04/15/2004       102,883


TOTAL SHORT-TERM
INVESTMENTS (COST $3,000,040)                      3,000,014
                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $289,454,501)*               128.90%     $ 306,709,344
OTHER ASSETS AND LIABILITIES, NET  (28.90)       (68,758,948)
                                   ------      -------------
TOTAL NET ASSETS                   100.00%     $ 237,950,396
                                   ======      =============

+  NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,035,550.

^  ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
   MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $290,498,448 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

   GROSS UNREALIZED APPRECIATION  $37,459,145

   GROSS UNREALIZED DEPRECIATION  (21,248,249)

   NET UNREALIZED APPRECIATION
   (DEPRECIATION)                 $16,210,896



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004
                                                       WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                            OUTLOOK        OUTLOOK        OUTLOOK       OUTLOOK        OUTLOOK
                                                              TODAY           2010           2020          2030           2040
------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................... $ 88,144,506   $193,074,766   $296,573,964  $189,633,249   $236,967,393
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........   42,300,889     92,866,336    147,493,403    73,261,595     68,556,182
  INVESTMENTS IN AFFILIATES ..........................      182,373        548,266      1,144,419       920,238      1,185,769
                                                       ------------   ------------   ------------  ------------   ------------
TOTAL INVESTMENT AT MARKET VALUE
  (SEE COST BELOW) ...................................  130,627,768    286,489,368    445,211,786   263,815,082    306,709,344
                                                       ------------   ------------   ------------  ------------   ------------
  CASH ...............................................       50,990         50,847         50,785        50,851         50,999
  RECEIVABLE FOR FUND SHARES ISSUED ..................       76,906        650,244        277,429       234,496        217,482
  RECEIVABLE FOR INVESTMENTS SOLD ....................            0      3,060,728         96,071       185,651              0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............      473,971      1,050,309      1,151,548       541,293        533,568
                                                       ------------   ------------   ------------  ------------   ------------
TOTAL ASSETS .........................................  131,229,635    291,301,496    446,787,619   264,827,373    307,511,393
                                                       ------------   ------------   ------------  ------------   ------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ...................       35,877        138,250         29,529        92,732        310,676
  PAYABLE FOR INVESTMENTS PURCHASED ..................            0      3,056,265      1,897,528     1,482,529              0
  PAYABLE TO INVESTMENT ADVISOR AND
     AFFILIATES (NOTE 3) .............................       72,451        156,519       221,178        152,516        194,895
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............       37,472         52,099         57,163        43,525         70,411
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .............   42,300,889     92,866,336    147,493,403    73,261,595     68,556,182
  ACCRUED EXPENSES AND OTHER LIABILITIES .............       99,916        118,778         50,975        70,255        428,833
                                                       ------------   ------------   ------------  ------------   ------------
TOTAL LIABILITIES ....................................   42,546,605     96,388,247    149,749,776    75,103,152     69,560,997
                                                       ------------   ------------   ------------  ------------   ------------
TOTAL NET ASSETS ..................................... $ 88,683,030   $194,913,249   $297,037,843  $189,724,221   $237,950,396
                                                       ============   ============   ============  ============   ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................... $ 84,285,772   $187,388,920   $288,962,554  $181,025,968   $241,165,616
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........      132,188        285,132        344,571       216,633         93,681
  UNDISTRIBUTED NET REALIZED GAIN (LOSS)
   ON INVESTMENTS ....................................     (681,581)    (5,702,665)  (10,561,459)    (2,027,521)   (20,563,744)
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES .................    4,946,651     12,941,862     18,292,177    10,509,141     17,254,843
                                                       ------------   ------------   ------------  ------------   ------------
TOTAL NET ASSETS ..................................... $ 88,683,030   $194,913,249   $297,037,843  $189,724,221   $237,950,396
                                                       ============   ============   ============  ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................... $ 39,856,450   $ 88,910,274   $139,981,144  $106,449,088   $156,806,080
  SHARES OUTSTANDING - CLASS A .......................    3,919,079      7,273,909     10,798,872     7,865,216     10,887,998
  NET ASSET VALUE PER SHARE - CLASS A ................ $      10.17   $      12.22   $      12.96  $      13.53   $      14.40
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...... $      10.79   $      12.97   $      13.75  $      14.36   $      15.28
  NET ASSETS - CLASS B ............................... $ 22,616,240   $ 34,283,685   $ 32,802,692  $ 21,130,900   $ 42,602,742
  SHARES OUTSTANDING - CLASS B .......................    2,185,119      2,803,809      2,552,903     1,588,039      3,073,008
  NET ASSET VALUE AND OFFERING PRICE
    PER SHARE - CLASS B .............................. $      10.35   $      12.23   $      12.85  $      13.31   $      13.86
  NET ASSETS - CLASS C ............................... $ 13,800,384   $  8,189,542   $  8,039,600  $  5,558,659   $  5,145,785
  SHARES OUTSTANDING - CLASS C .......................    1,336,232        664,275        621,769       417,419        371,247
  NET ASSET VALUE AND OFFERING PRICE
    PER SHARE - CLASS C .............................. $      10.33   $      12.33   $      12.93  $      13.32   $      13.86
  NET ASSETS - INSTITUTIONAL CLASS ................... $ 12,409,956   $ 63,529,748   $116,214,407  $ 56,585,574   $ 33,395,789
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........    1,201,319      5,156,841      8,871,373     4,145,791      2,288,893
  NET ASSET VALUE AND OFFERING PRICE PER
   SHARE - INSTITUTIONAL CLASS ....................... $      10.33   $      12.32   $      13.10  $      13.65   $      14.59
                                                       ------------   ------------   ------------  ------------   ------------
INVESTMENTS AT COST .................................. $125,681,117   $273,547,506   $426,919,609  $253,305,941   $289,454,501
                                                       ============   ============   ============  ============   ============
SECURITIES ON LOAN, AT MARKET VALUE .................. $ 41,423,788   $ 90,959,145   $144,207,417  $ 71,453,866   $ 66,692,878
                                                       ============   ============   ============  ============   ============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                            STATEMENTS OF OPERATIONS --
                                            FOR THE YEAR ENDED FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                                                            OUTLOOK        OUTLOOK        OUTLOOK       OUTLOOK        OUTLOOK
                                                              TODAY           2010           2020          2030           2040
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ...................................... $   548,478    $ 1,696,666    $ 3,386,190   $ 2,358,050    $ 3,514,006
   INTEREST ...........................................   1,649,756      2,740,859      2,987,973     1,448,872      1,159,337
   INCOME FROM AFFILIATED SECURITIES ..................       5,093         15,551         31,545        22,694         35,092
   SECURITIES LENDING INCOME ..........................      69,495        144,429        204,428        90,617         95,870
                                                        -----------    -----------    -----------   -----------    -----------
TOTAL INVESTMENT INCOME ...............................   2,272,822      4,597,505      6,610,136     3,920,233      4,804,305
                                                        -----------    -----------    -----------   -----------    -----------
EXPENSES
   ADVISORY FEES ......................................     556,774      1,220,080      1,894,022     1,130,045      1,506,821
   ADMINISTRATION FEES
     FUND LEVEL .......................................      39,769         87,149        135,287        80,717        107,630
     CLASS A ..........................................     102,341        218,894        350,885       259,520        374,803
     CLASS B ..........................................      59,837         96,677         90,277        58,266        124,528
     CLASS C ..........................................      30,688         19,575         18,907        11,584         12,085
     INSTITUTIONAL CLASS ..............................      21,317        109,204        212,529        87,606         65,223
   CUSTODY FEES .......................................      15,908         34,859         54,115        32,287         43,052
   SHAREHOLDER SERVICING FEES .........................     172,201        299,238        410,775       294,080        456,621
   ACCOUNTING FEES ....................................      24,587         29,988         35,476        29,255         32,323
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................     160,277        258,956        241,812       156,069        333,557
     CLASS C ..........................................      82,199         52,433         50,643        31,030         32,371
   AUDIT FEES .........................................      16,300         16,300         16,300        16,300         16,300
   TRUSTEES' FEES .....................................       5,458          5,458          5,458         5,458          5,458
   OTHER FEES AND EXPENSES ............................         278          3,629          8,544         5,251         14,765
                                                        -----------    -----------    -----------   -----------    -----------
TOTAL EXPENSES ........................................   1,287,934      2,452,440      3,525,030     2,197,468      3,125,537
                                                        -----------    -----------    -----------   -----------    -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......     (83,893)      (115,451)      (138,391)     (108,409)      (169,251)
   NET EXPENSES .......................................   1,204,041      2,336,989      3,386,639     2,089,059      2,956,286
                                                        -----------    -----------    -----------   -----------    -----------
NET INVESTMENT INCOME (LOSS) ..........................   1,068,781      2,260,516      3,223,497     1,831,174      1,848,019
                                                        -----------    -----------    -----------   -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
   CURRENCY TRANSLATION ...............................    (250,779)    (1,912,047)    (3,180,842)     (586,428)    (8,161,951)
   AFFILIATED SECURITIES ..............................       6,424          8,796         19,801        21,525         40,569
                                                        -----------    -----------    -----------   -----------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............    (244,355)    (1,903,251)    (3,161,041)     (564,903)    (8,121,382)
                                                        -----------    -----------    -----------   -----------    -----------
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ........................................  10,261,110     32,116,741     62,316,380    42,301,630     72,096,594
                                                        -----------    -----------    -----------   -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ......................  10,261,110     32,116,741     62,316,380    42,301,630     72,096,594
                                                        -----------    -----------    -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................  10,016,755     30,213,490     59,155,339    41,736,727     63,975,212
                                                        -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................... $11,085,536    $32,474,006    $62,378,836   $43,567,901    $65,823,231
                                                        ===========    ===========    ===========   ===========    ===========
(1)  NET OF FOREIGN WITHHOLDING TAXES OF .............. $    20,165    $    52,849    $  102,530    $    64,262    $   105,475

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   OUTLOOK TODAY                 OUTLOOK 2010                 OUTLOOK 2020
                                          ---------------------------   ---------------------------   ---------------------------
                                               FOR THE        FOR THE       FOR THE         FOR THE        FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                                  2004           2003           2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................. $69,281,351    $74,950,443   $150,087,200   $173,510,852   $231,535,861   $282,207,262
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........   1,068,781      1,409,695      2,260,516      2,650,245      3,223,497      3,044,620
   NET REALIZED GAIN (LOSS)
     ON INVESTMENTS ......................    (244,355)       660,829     (1,903,251)    (2,816,073)    (3,161,041)    (7,066,070)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ......................  10,261,110     (5,577,318)    32,116,741    (17,218,675)    62,316,380    (37,265,991)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............  11,085,536     (3,506,794)    32,474,006    (17,384,503)    62,378,836    (41,287,441)
                                           -----------    -----------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................    (600,878)      (859,765)    (1,103,535)    (1,489,514)    (1,467,101)    (1,504,771)
     CLASS B .............................    (213,613)      (312,644)      (276,640)      (497,328)      (182,066)      (249,459)
     CLASS C .............................    (110,063)      (129,644)       (55,040)       (73,300)       (38,145)       (39,013)
     INSTITUTIONAL CLASS .................    (201,161)      (230,965)      (909,355)      (869,780)    (1,507,474)    (1,433,375)
   NET REALIZED GAIN ON SALES
     OF INVESTMENTS
     CLASS A .............................           0       (608,063)             0       (415,153)             0              0
     CLASS B .............................           0       (337,642)             0       (196,112)             0              0
     CLASS C .............................           0       (134,479)             0        (31,759)             0              0
     INSTITUTIONAL CLASS .................           0       (143,553)             0       (227,943)             0              0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...   8,978,690      6,688,606     21,586,626     12,208,481     29,027,805     18,584,376
   REINVESTMENT OF DISTRIBUTIONS -
     CLASS A .............................     578,860      1,405,214      1,075,428      1,871,653      1,444,342      1,479,925
   COST OF SHARES REDEEMED - CLASS A .....  (7,604,844)   (13,127,935)   (16,226,127)   (24,661,516)   (23,127,600)   (31,134,712)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARES TRANSACTIONS - CLASS A .   1,952,706     (5,034,115)     6,435,927    (10,581,382)     7,344,547    (11,070,411)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...   4,886,311      8,486,378      4,773,768      5,313,881      5,152,500      3,269,971
   REINVESTMENT OF DISTRIBUTIONS -
     CLASS B .............................     196,679        608,273        260,925        655,410        176,135        243,278
   COST OF SHARES REDEEMED - CLASS B .....  (4,561,187)    (4,751,063)    (9,614,551)    (9,400,328)   (10,755,478)    (9,213,313)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..     521,803      4,343,588     (4,579,858)    (3,431,037)    (5,426,843)    (5,700,064)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...   6,389,831      3,861,891      2,503,717      2,713,004      2,304,407      1,953,378
   REINVESTMENT OF DISTRIBUTIONS -
      CLASS C ............................      97,839        216,881         48,541         91,765         37,232         36,735
   COST OF SHARES REDEEMED - CLASS C .....  (1,869,617)     3,275,723     (1,181,093)    (2,319,605)    (1,098,202)    (2,359,923)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..   4,618,053        803,049      1,371,165        485,164      1,243,437       (369,810)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD -
     INSTITUTIONAL CLASS .................   4,946,471      4,464,786     26,897,670     19,228,765     39,083,418     24,270,120
   REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .................     201,026        374,517        907,686      1,095,738      1,501,573      1,426,395
   COST OF SHARES REDEEMED -
     INSTITUTIONAL CLASS .................  (2,798,201)    (4,357,368)   (16,335,977)    (9,035,508)   (37,428,200)   (14,713,572)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN THE
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................   2,349,296        481,935     11,469,379     11,288,995      3,156,791     10,982,943
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ....  19,401,679     (5,669,092)    44,826,049    (23,423,652)    65,501,982    (50,671,401)
                                           -----------    -----------   ------------   ------------   ------------   ------------
ENDING NET ASSETS ........................ $88,683,030    $69,281,351   $194,913,249   $150,087,200   $297,037,843   $231,535,861
                                           -----------    -----------   ------------   ------------   ------------   ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................     936,323        718,015      1,907,665      1,122,349      2,468,730      1,656,509
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS A ..........      60,837        151,722         96,497        173,022        124,052        133,253
   SHARES REDEEMED - CLASS A .............    (792,777)    (1,397,644)    (1,456,769)    (2,281,386)    (1,946,757)    (2,806,124)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A .................     204,383       (527,907)       547,393       (986,015)       646,025     (1,016,362)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   SHARES SOLD - CLASS B .................     504,566        891,237        424,711        483,449        439,828        286,811
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B .............      20,389         64,790         23,652         60,537         15,438         22,061
   SHARES REDEEMED - CLASS B .............    (468,990)      (501,428)      (843,666)      (875,875)      (923,600)      (840,904)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B .................      55,965        454,599       (395,303)      (331,871)      (468,334)      (532,032)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   SHARES SOLD - CLASS C .................     660,222        409,689        220,737        247,127        196,046        172,405
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C .............      10,104         23,095          4,331          8,416          3,218          3,309
   SHARES REDEEMED - CLASS C .............    (192,714)      (346,270)      (104,814)      (215,148)       (92,727)      (212,480)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C .................     477,612         86,514        120,254         40,395        106,537        (36,766)
                                           -----------    -----------   ------------   ------------   ------------   ------------
   SHARES SOLD - INSTITUTIONAL CLASS .....     507,802        472,064      2,377,451      1,753,928      3,296,758      2,136,718
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .................      20,777         39,864         80,542        101,128        127,916        127,432
   SHARES REDEEMED -
     INSTITUTIONAL CLASS .................    (286,803)      (462,937)    (1,428,802)      (837,741)    (3,145,460)    (1,312,191)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...................     241,776         48,991      1,029,191      1,017,315        279,214        951,959
                                           -----------    -----------   ------------   ------------   ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME ................. $   132,188    $   197,310   $    285,132   $    399,654   $    344,571   $    377,453
                                           -----------    -----------   ------------   ------------   ------------   ------------

STATEMENTS OF CHANGES IN NET ASSETS-                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                     OUTLOOK 2030                      OUTLOOK 2040
                                             ----------------------------    ----------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                             FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                                     2004            2003            2004            2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................   $134,266,749    $162,957,715    $189,121,289    $276,527,541
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........      1,831,174       1,242,447       1,848,019       1,301,994
   NET REALIZED GAIN (LOSS)
     ON INVESTMENTS ......................       (564,903)      4,360,208      (8,121,382)    (11,734,874)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ......................     42,301,630     (33,904,046)     72,096,594     (43,342,406)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............     43,567,901     (28,301,391)     65,823,231     (53,775,286)
                                             ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................     (1,020,159)       (839,357)     (1,275,237)       (928,018)
     CLASS B .............................       (105,981)       (101,914)       (252,697)       (128,086)
     CLASS C .............................        (21,827)        (11,503)        (25,341)        (10,401)
     INSTITUTIONAL CLASS .................       (598,431)       (415,526)       (370,580)       (318,252)
   NET REALIZED GAIN ON SALES
     OF INVESTMENTS
     CLASS A .............................       (910,283)     (3,178,411)              0        (931,523)
     CLASS B .............................       (184,590)       (860,602)              0        (377,802)
     CLASS C .............................        (45,971)       (109,004)              0         (32,777)
     INSTITUTIONAL CLASS .................       (404,953)     (1,243,501)              0        (224,797)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...     23,282,229      16,044,412      23,317,246       8,099,258
   REINVESTMENT OF DISTRIBUTIONS -
     CLASS A .............................      1,895,168       3,942,122       1,255,503       1,830,320
   COST OF SHARES REDEEMED - CLASS A .....    (17,826,702)    (24,127,695)    (19,040,627)    (34,123,589)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARES TRANSACTIONS - CLASS A .      7,350,695      (4,141,161)      5,532,122     (24,194,011)
                                             ------------    ------------    ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...      3,979,187       1,855,318       2,715,854       2,165,007
   REINVESTMENT OF DISTRIBUTIONS -
     CLASS B .............................        281,835         945,870         246,813         496,898
   COST OF SHARES REDEEMED - CLASS B .....     (8,721,693)     (4,620,414)    (17,652,555)    (12,315,454)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..     (4,460,671)     (1,819,226)    (14,689,888)     (9,653,549)
                                             ------------    ------------    ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...      2,586,040       1,533,660       1,136,443       1,134,903
   REINVESTMENT OF DISTRIBUTIONS -
      CLASS C ............................         65,992         117,216          24,240          40,761
   COST OF SHARES REDEEMED - CLASS C .....       (894,959)     (1,543,918)     (1,047,564)     (1,698,555)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..      1,757,073         106,958         113,119        (522,891)
                                             ------------    ------------    ------------    ------------
   PROCEEDS FROM SHARES SOLD -
     INSTITUTIONAL CLASS .................     22,147,011      14,736,524      16,288,417      11,665,291
   REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .................      1,001,614       1,651,150         370,157         542,010
   COST OF SHARES REDEEMED -
     INSTITUTIONAL CLASS .................    (12,613,956)     (4,164,002)    (22,684,196)     (8,516,160)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN THE
   ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................     10,534,669      12,223,672      (6,025,622)      3,691,141
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ....     55,457,472     (28,690,966)     48,829,107     (87,406,252)

ENDING NET ASSETS ........................   $189,724,221    $134,266,749    $237,950,396    $189,121,289
                                             ------------    ------------    ------------    ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................      1,914,940       1,378,313       1,828,911         655,770
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS A ..........        153,273         355,125         100,338         161,647
   SHARES REDEEMED - CLASS A .............     (1,447,145)     (2,051,468)     (1,517,720)     (2,876,277)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A .................        621,068        (318,030)        411,529      (2,058,860)
                                             ------------    ------------    ------------    ------------
   SHARES SOLD - CLASS B .................        328,193         155,845         217,827         178,378
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B .............         23,101          87,222          20,693          45,490
   SHARES REDEEMED - CLASS B .............       (732,907)       (399,796)     (1,445,241)     (1,086,883)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B .................       (381,613)       (156,729)     (1,206,721)       (863,015)
                                             ------------    ------------    ------------    ------------
   SHARES SOLD - CLASS C .................        217,181         130,944          91,422          97,954
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C .............          5,360          10,791           2,010           3,741
   SHARES REDEEMED - CLASS C .............        (75,307)       (131,231)        (88,685)       (150,345)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C .................        147,234          10,504           4,747         (48,650)
                                             ------------    ------------    ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS .....      1,771,283       1,246,693       1,263,464         957,239
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .................         80,723         147,373          29,738          47,338
   SHARES REDEEMED -
     INSTITUTIONAL CLASS .................     (1,037,010)       (349,134)     (1,772,799)       (713,391)
                                             ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...................        814,996       1,044,932        (479,597)        291,186
                                             ------------    ------------    ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME .................   $    216,633    $    185,064    $     93,681    $    243,492
                                             ------------    ------------    ------------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


66                                                                           67

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              BEGINNING        NET    NET REALIZED   DIVIDENDS DISTRIBUTIONS                ENDING
                                              NET ASSET INVESTMENT  AND UNREALIZED    FROM NET      FROM NET    RETURN   NET ASSET
                                              VALUE PER     INCOME  GAIN (LOSS) ON  INVESTMENT      REALIZED        OF   VALUE PER
                                                  SHARE     (LOSS)     INVESTMENTS      INCOME         GAINS   CAPITAL       SHARE
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $ 8.96       0.15           1.22       (0.16)         0.00       0.00      $10.17
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $ 9.79       0.21          (0.66)      (0.22)        (0.16)      0.00      $ 8.96
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $ 9.94       0.29          (0.09)      (0.29)        (0.06)      0.00      $ 9.79
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $10.30       0.38           0.21       (0.39)        (0.56)      0.00      $ 9.94
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............  $10.52       0.38           0.09       (0.36)        (0.33)      0.00      $10.30

B SHARES
March 1, 2003 to February 29, 2004 ............  $ 9.12       0.09           1.24       (0.10)         0.00       0.00      $10.35
March 1, 2002 to February 28, 2003 ............  $ 9.96       0.15          (0.66)      (0.17)        (0.16)      0.00      $ 9.12
March 1, 2001 to February 28, 2002 ............  $10.11       0.23          (0.08)      (0.24)        (0.06)      0.00      $ 9.96
March 1, 2000 to February 28, 2001 ............  $10.44       0.31           0.24       (0.32)        (0.56)      0.00      $10.11
March 1, 1999 to February 29, 2000 ............  $10.61       0.27           0.14       (0.25)        (0.33)      0.00      $10.44

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $ 9.11       0.08           1.24       (0.10)         0.00       0.00      $10.33
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $ 9.94       0.16          (0.66)      (0.17)        (0.16)      0.00      $ 9.11
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $10.09       0.23          (0.08)      (0.24)        (0.06)      0.00      $ 9.94
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $10.44       0.34           0.21       (0.34)        (0.56)      0.00      $10.09
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............  $10.62       0.29           0.12       (0.26)        (0.33)      0.00      $10.44

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $ 9.10       0.19           1.23       (0.19)         0.00       0.00      $10.33
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $ 9.94       0.23          (0.66)      (0.25)        (0.16)      0.00      $ 9.10
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $10.08       0.30          (0.07)      (0.31)        (0.06)      0.00      $ 9.94
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $10.36       0.36           0.25       (0.33)        (0.56)      0.00      $10.08
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ......  $10.66       0.08           0.00       (0.05)        (0.33)      0.00      $10.36

OUTLOOK 2010
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $10.25       0.15           1.98       (0.16)         0.00       0.00      $12.22
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $11.65       0.19          (1.33)      (0.20)        (0.06)      0.00      $10.25
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $12.22       0.28          (0.45)      (0.27)        (0.13)      0.00      $11.65
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $12.88       0.35          (0.15)      (0.35)        (0.51)      0.00      $12.22
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............  $13.27       0.34           0.66       (0.34)        (1.05)      0.00      $12.88

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $10.26       0.08           1.98       (0.09)         0.00       0.00      $12.23
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $11.66       0.13          (1.33)      (0.14)        (0.06)      0.00      $10.26
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $12.23       0.20          (0.43)      (0.21)        (0.13)      0.00      $11.66
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $12.88       0.28          (0.14)      (0.28)        (0.51)      0.00      $12.23
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............  $13.25       0.25           0.68       (0.25)        (1.05)      0.00      $12.88

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $10.35       0.07           2.00       (0.09)         0.00       0.00      $12.33
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $11.75       0.13          (1.33)      (0.14)        (0.06)      0.00      $10.35
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $12.32       0.20          (0.43)      (0.21)        (0.13)      0.00      $11.75
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $12.97       0.29          (0.16)      (0.27)        (0.51)      0.00      $12.32
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............  $13.29       0.21           0.72       (0.20)        (1.05)      0.00      $12.97

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............  $10.33       0.19           1.99       (0.19)         0.00       0.00      $12.32
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............  $11.75       0.21          (1.33)      (0.24)        (0.06)      0.00      $10.33
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............  $12.32       0.29          (0.43)      (0.30)        (0.13)      0.00      $11.75
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............  $12.95       0.33          (0.12)      (0.33)        (0.51)      0.00      $12.32
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ......  $13.83       0.07           0.13       (0.03)        (1.05)      0.00      $12.95

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                            --------------------------------------------------             PORTFOLIO   NET ASSETS AT
                                            NET INVESTMENT       GROSS    EXPENSES         NET      TOTAL   TURNOVER   END OF PERIOD
                                             INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES  RETURN(2)       RATE (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        1.58%        1.36%     (0.08)%      1.28%     15.41%        33%         $ 39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        2.12%        1.60%     (0.30)%      1.30%     (4.63)%       53%         $ 33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        2.85%        1.63%     (0.33)%      1.30%      2.06%        51%         $ 41,543
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        3.66%        1.51%     (0.21)%      1.30%      5.79%        58%         $ 46,316
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........        3.29%        1.45%     (0.15)%      1.30%      4.47%        55%         $ 44,801

B SHARES
March 1, 2003 to February 29, 2004 .........        0.91%        2.11%     (0.16)%      1.95%     14.65%        33%         $ 22,616
March 1, 2002 to February 28, 2003 .........        1.60%        2.28%     (0.48)%      1.80%     (5.15)%       53%         $ 19,428
March 1, 2001 to February 28, 2002 .........        2.31%        2.26%     (0.46)%      1.80%      1.54%        51%         $ 16,678
March 1, 2000 to February 28, 2001 .........        3.15%        2.00%     (0.20)%      1.80%      5.30%        58%         $ 11,425
March 1, 1999 to February 29, 2000 .........        2.76%        2.17%     (0.37)%      1.80%      3.87%        55%         $  6,457

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        0.88%        2.10%     (0.14)%      1.96%     14.61%        33%         $ 13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        1.61%        2.23%     (0.43)%      1.80%     (5.06)%       53%         $  7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        2.32%        2.26%     (0.46)%      1.80%      1.52%        51%         $  7,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        3.19%        1.97%     (0.17)%      1.80%      5.36%        58%         $  5,972
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........        2.77%        2.13%     (0.33)%      1.80%      3.91%        55%         $  7,243

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        1.89%        1.03%     (0.06)%      0.97%     15.73%        33%         $ 12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        2.42%        1.17%     (0.17)%      1.00%     (4.32)%       53%         $  8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        3.06%        1.29%     (0.26)%      1.03%      2.40%        51%         $  9,052
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        3.88%        1.16%     (0.12)%      1.04%      5.94%        58%         $  3,954
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ...        3.56%        1.05%     (0.05)%      1.00%      0.53%        55%         $    134

OUTLOOK 2010
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        1.36%        1.33%     (0.05)%      1.28%     20.94%        31%         $ 88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        1.69%        1.44%     (0.14)%      1.30%     (9.86)%       65%         $ 68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        2.25%        1.53%     (0.23)%      1.30%     (1.43)%       39%         $ 89,878
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        2.74%        1.43%     (0.13)%      1.30%      1.41%        54%         $107,161
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........        2.45%        1.39%     (0.09)%      1.30%      7.50%        49%         $ 89,056

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        0.70%        2.09%     (0.14)%      1.95%     20.16%        31%         $ 34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        1.19%        2.13%     (0.33)%      1.80%    (10.34)%       65%         $ 32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        1.73%        2.12%     (0.32)%      1.80%     (1.92)%       39%         $ 41,166
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        2.23%        1.95%     (0.15)%      1.80%      0.93%        54%         $ 36,727
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........        1.93%        1.94%     (0.14)%      1.80%      6.96%        49%         $ 29,937

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        0.67%        2.08%     (0.12)%      1.96%     20.13%        31%         $  8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        1.18%        2.21%     (0.41)%      1.80%    (10.29)%       65%         $  5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        1.74%        2.12%     (0.32)%      1.80%     (1.90)%       39%         $  5,919
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        2.24%        1.96%     (0.16)%      1.80%      0.89%        54%         $  5,850
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........        1.88%        2.52%     (0.72)%      1.80%      6.91%        49%         $  5,364

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........        1.66%        1.00%     (0.04)%      0.96%     21.33%        31%         $ 63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........        1.98%        1.05%     (0.05)%      1.00%     (9.60)%       65%         $ 42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........        2.48%        1.21%     (0.18)%      1.03%     (1.14)%       39%         $ 36,548
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........        3.03%        1.08%     (0.04)%      1.04%      1.52%        54%         $ 22,299
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ...        2.72%        1.01%     (0.01)%      1.00%      1.08%        49%         $  1,661

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 3).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(3) COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

68                                                                            69

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              BEGINNING        NET    NET REALIZED   DIVIDENDS DISTRIBUTIONS                ENDING
                                              NET ASSET INVESTMENT  AND UNREALIZED    FROM NET      FROM NET    RETURN   NET ASSET
                                              VALUE PER     INCOME  GAIN (LOSS) ON  INVESTMENT      REALIZED        OF   VALUE PER
                                                  SHARE     (LOSS)     INVESTMENTS      INCOME         GAINS   CAPITAL       SHARE
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2020

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.36     0.14            2.60       (0.14)         0.00      0.00       $12.96
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $12.29     0.14           (1.93)      (0.14)         0.00      0.00       $10.36
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $13.28     0.13           (0.87)      (0.14)        (0.11)     0.00       $12.29
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $14.78     0.24           (0.75)      (0.23)        (0.74)    (0.02)      $13.28
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $14.91     0.24            1.33       (0.24)        (1.46)     0.00       $14.78

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.28     0.06            2.57       (0.06)         0.00      0.00       $12.85
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $12.18     0.07           (1.90)      (0.07)         0.00      0.00       $10.28
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $13.17     0.07           (0.87)      (0.08)        (0.11)     0.00       $12.18
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $14.66     0.16           (0.74)      (0.16)        (0.74)    (0.01)      $13.17
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $14.79     0.15            1.33       (0.15)        (1.46)     0.00       $14.66

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.34     0.06            2.60       (0.07)         0.00      0.00       $12.93
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $12.26     0.07           (1.92)      (0.07)         0.00      0.00       $10.34
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $13.25     0.07           (0.87)      (0.08)        (0.11)     0.00       $12.26
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $14.74     0.16           (0.74)      (0.16)        (0.74)    (0.01)      $13.25
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $14.82     0.11            1.37       (0.10)        (1.46)     0.00       $14.74

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.47     0.18            2.62       (0.17)         0.00      0.00       $13.10
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $12.42     0.17           (1.94)      (0.18)         0.00      0.00       $10.47
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $13.42     0.16           (0.87)      (0.18)        (0.11)     0.00       $12.42
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $14.89     0.24           (0.72)      (0.23)        (0.74)    (0.02)      $13.42
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ......   $16.01     0.06            0.30       (0.02)        (1.46)     0.00       $14.89

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.48     0.13            3.17       (0.13)        (0.12)     0.00       $13.53
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $13.34     0.11           (2.40)      (0.12)        (0.45)     0.00       $10.48
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $15.13     0.12           (1.43)      (0.12)        (0.36)     0.00       $13.34
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $16.96     0.17           (1.17)      (0.16)        (0.67)     0.00       $15.13
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $17.15     0.17            2.03       (0.17)        (2.22)     0.00       $16.96

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.32     0.06            3.11       (0.06)        (0.12)     0.00       $13.31
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $13.13     0.04           (2.35)      (0.05)        (0.45)     0.00       $10.32
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $14.88     0.05           (1.39)      (0.05)        (0.36)     0.00       $13.13
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $16.72     0.07           (1.16)      (0.08)        (0.67)     0.00       $14.88
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $16.93     0.08            2.01       (0.08)        (2.22)     0.00       $16.72

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.33     0.06            3.12       (0.07)        (0.12)     0.00       $13.32
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $13.14     0.05           (2.36)      (0.05)        (0.45)     0.00       $10.33
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $14.90     0.04           (1.39)      (0.05)        (0.36)     0.00       $13.14
MARCH 1, 2000 TO FEBRUARY 28, 2001 ............   $16.74     0.08           (1.17)      (0.08)        (0.67)     0.00       $14.90
MARCH 1, 1999 TO FEBRUARY 29, 2000 ............   $16.94     0.06            2.01       (0.05)        (2.22)     0.00       $16.74

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............   $10.57     0.18            3.19       (0.17)        (0.12)     0.00       $13.65
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............   $13.45     0.14           (2.41)      (0.16)        (0.45)     0.00       $10.57
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............   $15.24     0.15           (1.42)      (0.16)        (0.36)     0.00       $13.45
MARCH 1, 2001 TO FEBRUARY 28, 2001 ............   $17.07     0.17           (1.16)      (0.17)        (0.67)     0.00       $15.24
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ......   $18.73     0.03            0.54       (0.01)        (2.22)     0.00       $17.07

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                           --------------------------------------------------             PORTFOLIO    NET ASSETS AT
                                           NET INVESTMENT       GROSS    EXPENSES         NET      TOTAL   TURNOVER    END OF PERIOD
                                            INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES  RETURN(2)       RATE  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2020

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        1.16%        1.32%     (0.04)%       1.28%     26.58%       31%         $139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        1.16%        1.42%     (0.12)%       1.30%    (14.65)%      62%         $105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        1.35%        1.50%     (0.20)%       1.30%     (5.57)%      29%         $137,265
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        1.63%        1.39%     (0.09)%       1.30%     (3.79)%      39%         $154,871
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        1.52%        1.33%     (0.03)%       1.30%     10.45%       43%         $176,460

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        0.51%        2.08%     (0.13)%       1.95%     25.71%       31%         $ 32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        0.66%        2.13%     (0.33)%       1.80%    (15.04)%      62%         $ 31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        0.85%        2.08%     (0.28)%       1.80%     (6.09)%      29%         $ 43,280
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        1.12%        1.94%     (0.14)%       1.80%     (4.25)%      39%         $ 47,591
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        1.02%        1.95%     (0.15)%       1.80%      9.90%       43%         $ 47,472

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        0.47%        2.07%     (0.11)%       1.96%     25.79%       31%         $  8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        0.66%        2.20%     (0.40)%       1.80%    (15.12)%      62%         $  5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        0.83%        2.08%     (0.28)%       1.80%     (6.06)%      29%         $  6,767
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        1.15%        1.96%     (0.16)%       1.80%     (4.26)%      39%         $  6,308
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        0.92%        3.28%     (1.48)%       1.80%      9.87%       43%         $  3,009

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        1.48%        0.99%     (0.03)%       0.96%     26.96%       31%         $116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        1.46%        1.01%     (0.01)%       1.00%    (14.35)%      62%         $ 89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        1.60%        1.18%     (0.15)%       1.03%     (5.30)%      29%         $ 94,895
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        1.93%        1.04%      0.00%        1.04%     (3.58)%      39%         $ 64,541
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ..        1.69%        1.01%     (0.01)%       1.00%      1.74%       43%         $  3,879

OUTLOOK 2030
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        1.15%        1.33%     (0.05)%       1.28%     31.73%       27%         $106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        0.88%        1.52%     (0.22)%       1.30%    (17.40)%      68%         $ 75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        0.81%        1.57%     (0.27)%       1.30%     (8.68)%      27%         $100,884
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        0.97%        1.41%     (0.11)%       1.30%     (6.29)%      27%         $133,569
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        0.96%        1.37%     (0.07)%       1.30%     12.63%       26%         $140,867

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        0.50%        2.09%     (0.15)%       1.94%     30.82%       27%         $ 21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        0.38%        2.21%     (0.41)%       1.80%    (17.76)%      68%         $ 20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        0.30%        2.17%     (0.37)%       1.80%     (9.10)%      27%         $ 27,913
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        0.47%        2.00%     (0.20)%       1.80%     (6.79)%      27%         $ 34,570
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        0.44%        1.98%     (0.18)%       1.80%     12.13%       26%         $ 36,406

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        0.45%        2.08%     (0.12)%       1.96%     30.88%       27%         $  5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        0.39%        2.44%     (0.64)%       1.80%    (17.78)%      68%         $  2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        0.29%        2.17%     (0.37)%       1.80%     (9.12)%      27%         $  3,412
MARCH 1, 2000 TO FEBRUARY 28, 2001 ........        0.49%        2.16%     (0.36)%       1.80%     (6.79)%      27%         $  3,467
MARCH 1, 1999 TO FEBRUARY 29, 2000 ........        0.36%        5.37%     (3.57)%       1.80%     12.05%       26%         $  1,293

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........        1.46%        1.00%     (0.04)%       0.96%     32.13%       27%         $ 56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........        1.17%        1.07%     (0.07)%       1.00%    (17.10)%      68%         $ 35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        1.05%        1.24%     (0.21)%       1.03%     (8.47)%      27%         $ 30,749
MARCH 1, 2001 TO FEBRUARY 28, 2001 ........        1.27%        1.05%      0.00%        1.05%     (6.08)%      27%         $ 19,156
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ..        1.06%        1.02%     (0.02)%       1.00%      2.39%       26%         $  1,203

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 3).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(3) COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

70                                                                            71

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              BEGINNING        NET    NET REALIZED   DIVIDENDS DISTRIBUTIONS                ENDING
                                              NET ASSET INVESTMENT  AND UNREALIZED    FROM NET      FROM NET    RETURN   NET ASSET
                                              VALUE PER     INCOME  GAIN (LOSS) ON  INVESTMENT      REALIZED        OF   VALUE PER
                                                  SHARE     (LOSS)     INVESTMENTS      INCOME         GAINS   CAPITAL       SHARE
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...........   $10.65     0.12(4)          3.75       (0.12)         0.00       0.00      $14.40
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...........   $13.55     0.08(4)         (2.81)      (0.08)        (0.09)      0.00      $10.65
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...........   $15.50     0.03            (1.80)       0.00         (0.18)      0.00      $13.55
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...........   $18.78     0.02            (1.98)      (0.03)        (1.29)      0.00      $15.50
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...........   $17.87     0.05             2.78       (0.05)        (1.87)      0.00      $18.78

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...........   $10.28     0.04(4)          3.61       (0.07)         0.00       0.00      $13.86
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...........   $13.08     0.02(4)         (2.70)      (0.03)        (0.09)      0.00      $10.28
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...........   $15.05    (0.05)           (1.74)       0.00         (0.18)      0.00      $13.08
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...........   $18.34    (0.05)           (1.95)       0.00         (1.29)      0.00      $15.05
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...........   $17.52    (0.04)            2.73        0.00         (1.87)      0.00      $18.34

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...........   $10.28     0.03(4)          3.62       (0.07)         0.00       0.00      $13.86
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...........   $13.09     0.02(4)         (2.71)      (0.03)        (0.09)      0.00      $10.28
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...........   $15.06    (0.04)           (1.75)       0.00         (0.18)      0.00      $13.09
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...........   $18.34    (0.05)           (1.94)       0.00         (1.29)      0.00      $15.06
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...........   $17.53    (0.04)            2.72        0.00         (1.87)      0.00      $18.34

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...........   $10.77     0.16(4)          3.81       (0.15)         0.00       0.00      $14.59
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...........   $13.71     0.12(4)         (2.85)      (0.12)        (0.09)      0.00      $10.77
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...........   $15.64     0.07            (1.82)       0.00         (0.18)      0.00      $13.71
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...........   $18.90     0.07            (1.99)      (0.05)        (1.29)      0.00      $15.64
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .....   $19.97     0.00             0.80        0.00         (1.87)      0.00      $18.90

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                            -------------------------------------------------             PORTFOLIO    NET ASSETS AT
                                            NET INVESTMENT       GROSS   EXPENSES         NET      TOTAL   TURNOVER    END OF PERIOD
                                             INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES  RETURN(2)       RATE  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040

A SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........       0.95%        1.33%    (0.06)%        1.27%     36.52%        18%        $156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........       0.65%        1.49%    (0.19)%        1.30%    (20.24)%       54%        $111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........       0.24%        1.55%    (0.25)%        1.30%    (11.45)%       14%        $169,829
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........       0.15%        1.41%    (0.11)%        1.30%    (11.09)%       20%        $218,085
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........       0.24%        1.36%    (0.06)%        1.30%     15.65%        29%        $306,002

B SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........       0.31%        2.09%    (0.15)%        1.94%     35.58%        18%        $ 42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........       0.15%        2.23%    (0.43)%        1.80%    (20.60)%       54%        $ 43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........      (0.27)%       2.14%    (0.34)%        1.80%    (11.93)%       14%        $ 67,290
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........      (0.35)%       2.05%    (0.25)%        1.80%    (11.53)%       20%        $ 84,993
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........      (0.28)%       1.95%    (0.15)%        1.80%     15.07%        29%        $ 93,757

C SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........       0.28%        2.08%    (0.14)%        1.94%     35.62%        18%        $  5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........       0.15%        2.31%    (0.51)%        1.80%    (20.66)%       54%        $  3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........      (0.27)%       2.14%    (0.34)%        1.80%    (11.92)%       14%        $  5,432
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........      (0.35)%       1.96%    (0.16)%        1.80%    (11.52)%       20%        $  6,349
MARCH 1, 1999 TO FEBRUARY 29, 2000 .........      (0.30)%       2.55%    (0.75)%        1.80%     15.07%        29%        $  6,095

INSTITUTIONAL SHARES
MARCH 1, 2003 TO FEBRUARY 29, 2004 .........       1.29%        1.01%    (0.05)%        0.96%     37.06%        18%        $ 33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 .........       0.96%        1.03%    (0.03)%        1.00%    (20.02)%       54%        $ 29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 .........       0.54%        1.22%    (0.20)%        1.02%    (11.22)%       14%        $ 33,976
MARCH 1, 2000 TO FEBRUARY 28, 2001 .........       0.46%        1.07%    (0.03)%        1.04%    (10.80)%       20%        $ 31,613
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 ...       0.24%        1.01%    (0.01)%        1.00%      3.27%        29%        $  1,069

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 3).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(3) COMMENCEMENT OF OPERATIONS.
(4) CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

72                                                                            73

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.
     The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.
2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.
     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.
     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
     For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.
     At February 29, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                          Undistributed Net  Undistributed Net
      Fund                Investment Income  Realized Gain/Loss  Paid-in Capital
--------------------------------------------------------------------------------
      OUTLOOK TODAY          $ (8,188)            $ 8,017          $   171
--------------------------------------------------------------------------------
      OUTLOOK 2010            (30,468)             37,585           (7,117)
--------------------------------------------------------------------------------
      OUTLOOK 2020            (61,593)             61,593                0
--------------------------------------------------------------------------------
      OUTLOOK 2030            (53,207)             53,207                0
--------------------------------------------------------------------------------
      OUTLOOK 2040            (73,975)             73,975                0
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 29, 2004.
     At February 29, 2004, estimated net capital loss carryforwards which are available to offset future net realized capital gains are:

      Fund                Year Expires        Capital Loss Carryforwards
-----------------------------------------------------------------------------
      OUTLOOK TODAY           2012                   $  180,460
-----------------------------------------------------------------------------
      OUTLOOK 2010            2012                    4,198,359
-----------------------------------------------------------------------------
      OUTLOOK 2020            2010                      408,192
-----------------------------------------------------------------------------
                              2011                    1,722,187
                              2012                    6,414,609
-----------------------------------------------------------------------------
      OUTLOOK 2030            2012                    1,616,214
-----------------------------------------------------------------------------
      OUTLOOK 2040            2010                      797,881
-----------------------------------------------------------------------------
                              2011                    4,325,640
                              2012                   14,370,242
-----------------------------------------------------------------------------

     At February 29, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

      Fund                             Deferred Post-October Capital Loss
-----------------------------------------------------------------------------
      OUTLOOK 2040                                 $26,040
-----------------------------------------------------------------------------

   SECURITY LOANS
     The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at February 29, 2004 are shown on the Statement of Assets and Liabilities.
     At February 29, 2004, cash collateral was invested as follows:

                                                                 Money
                          Repurchase   Short-Term   Mid-Term    Market
      Fund                Agreements   Securities  Securities    Fund     Total
--------------------------------------------------------------------------------
      OUTLOOK TODAY           22%         63%         14%         1%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2010            19%         59%         20%         2%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2020            21%         65%         12%         2%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2030            23%         47%         28%         2%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2040            20%         61%         18%         1%      100%
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES
     The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser who is responsible for day-to-day portfolio management.
     Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                    Advisory Fee                                                  Sub-Advisory Fee
                   (% of Average                                  Average Daily    (% of Average
   Fund           Daily Net Assets)      Sub-Adviser                Net Assets    Daily Net Assets)
---------------------------------------------------------------------------------------------------
   OUTLOOK TODAY        0.70    Barclays Global Fund Advisors    $0 - 100 million       0.25
---------------------------------------------------------------------------------------------------
                                                               $100 - 200 million       0.20
                                                                    >$200 million       0.15
---------------------------------------------------------------------------------------------------
   OUTLOOK 2010         0.70    Barclays Global Fund Advisors    $0 - 100 million       0.25
                                                               $100 - 200 million       0.20
                                                                    >$200 million       0.15
---------------------------------------------------------------------------------------------------
   OUTLOOK 2020         0.70    Barclays Global Fund Advisors    $0 - 100 million       0.25
                                                               $100 - 200 million       0.20
                                                                    >$200 million       0.15
---------------------------------------------------------------------------------------------------
   OUTLOOK 2030         0.70    Barclays Global Fund Advisors    $0 - 100 million       0.25
                                                               $100 - 200 million       0.20
---------------------------------------------------------------------------------------------------
                                                                    >$200 million       0.15
---------------------------------------------------------------------------------------------------
   OUTLOOK 2040         0.70    Barclays Global Fund Advisors    $0 - 100 million       0.25
                                                               $100 - 200 million       0.20
                                                                    >$200 million       0.15
---------------------------------------------------------------------------------------------------

76

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES
     The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                        % Of Average Daily
                                                            Net Assets
------------------------------------------------------------------------------
      FUND LEVEL                                               0.05
------------------------------------------------------------------------------
      CLASS A                                                  0.28
------------------------------------------------------------------------------
      CLASS B                                                  0.28
------------------------------------------------------------------------------
      CLASS C                                                  0.28
------------------------------------------------------------------------------
      INSTITUTIONAL                                            0.20
------------------------------------------------------------------------------

     The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES
     The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of average daily net assets of each Fund.

SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts with numerous shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % Of Average Daily
                                                                  Net Assets
--------------------------------------------------------------------------------
      CLASS A                                                        0.25
--------------------------------------------------------------------------------
      CLASS B                                                        0.25
--------------------------------------------------------------------------------
      CLASS C                                                        0.25
--------------------------------------------------------------------------------

     For the year ended February 29, 2004, shareholder servicing fees paid were as follows:

      Fund                           Class A          Class B            Class C
--------------------------------------------------------------------------------
      OUTLOOK TODAY                   91,376            53,426           27,399
--------------------------------------------------------------------------------
      OUTLOOK 2010                   195,442            86,318           17,478
--------------------------------------------------------------------------------
      OUTLOOK 2020                   313,290            80,604           16,881
--------------------------------------------------------------------------------
      OUTLOOK 2030                   231,714            52,023           10,343
--------------------------------------------------------------------------------
      OUTLOOK 2040                   334,646           111,185           10,790
--------------------------------------------------------------------------------

DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.
     For the year ended February 29, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES
     PFPC, Inc. ("PFPC") serves as fund accountant and is entitled to receive an annual asset based fee, an annual fixed fee of $20,000 from each Fund and to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended February 29, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended February 29, 2004, were as follows:

                              Purchases at Cost                  Sales Proceeds
      Fund              U.S. Government       Other    U.S. Government       Other
----------------------------------------------------------------------------------------
      OUTLOOK TODAY      $32,560,988      $ 3,002,503   $18,012,822       $ 7,749,610
----------------------------------------------------------------------------------------
      OUTLOOK 2010        59,961,860        9,094,308    31,641,029        22,040,958
----------------------------------------------------------------------------------------
      OUTLOOK 2020        67,566,344       22,378,025    42,680,937        38,345,523
----------------------------------------------------------------------------------------
      OUTLOOK 2030        34,958,620       21,898,216    24,935,055        18,592,553
----------------------------------------------------------------------------------------
      OUTLOOK 2040        21,251,247       16,461,370    19,649,310        33,763,020
----------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------
     The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended February 29, 2004.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
     The tax character of distributions paid during the years ended February 29, 2004 and February 28, 2003 was as follows:

                                                  Long-Term          Dividends Paid
                           Ordinary Income       Capital Gain         on Redemption         Total
      Fund               2004        2003      2004        2003     2004    2003       2004       2003
----------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY   $1,125,715  $1,691,433  $       0 $1,065,322   $0   $126,935  $1,125,715  $2,883,690
----------------------------------------------------------------------------------------------------------
      OUTLOOK 2010     2,344,570   2,968,856          0    832,033    0    229,659   2,344,570   4,030,548
----------------------------------------------------------------------------------------------------------
      OUTLOOK 2020     3,194,786   3,226,618          0          0    0          0   3,194,786   3,226,618
----------------------------------------------------------------------------------------------------------
      OUTLOOK 2030     1,746,398   1,619,734  1,545,797  5,140,089    0    502,319   3,292,195   7,262,142
----------------------------------------------------------------------------------------------------------
      OUTLOOK 2040     1,923,855   1,385,081          0  1,566,575    0          0   1,923,855   2,951,656
----------------------------------------------------------------------------------------------------------

     As of February 29, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                     Undistributed                  Unrealized
                       Ordinary    Undistributed   Appreciation  Capital Loss
      Fund              Income     Long-Term Gain (Depreciation) Carryforward*       Total
---------------------------------------------------------------------------------------------
      OUTLOOK TODAY    $132,188          $0        $ 4,445,518    $ (180,460)   $ 4,397,246
---------------------------------------------------------------------------------------------
      OUTLOOK 2010      285,132           0         11,437,564    (4,198,359)     7,524,337
---------------------------------------------------------------------------------------------
      OUTLOOK 2020      344,571           0         16,275,710    (8,544,988)     8,075,293
---------------------------------------------------------------------------------------------
      OUTLOOK 2030      216,633           0         10,097,834    (1,616,214)     8,698,253
---------------------------------------------------------------------------------------------
      OUTLOOK 2040       93,681           0         16,210,896   (19,519,803)    (3,215,226)
---------------------------------------------------------------------------------------------

     * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.
     The difference between book basis and tax basis appreciation is attributable to the tax deferral on wash sales, REIT adjustments and partnership adjustments.

INDEPENDENT AUDITORS' REPORT                           WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

     We have audited the accompanying statement of assets and liabilities of the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, Outlook 2040 Fund, (the "Funds"), each a series of the Wells Fargo Funds Trust, including the portfolio of investments as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 29, 2004, by correspondence with the custodian. As to securities purchased, but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of February 29, 2004, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.


     /s/ KPMG LLP
     San Francisco, California
     April 6, 2004

WELLS FARGO OUTLOOK FUNDS                          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY INFORMATION
     A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

TAX INFORMATION
     For the year ended February 29, 2004, the following Funds designate the amounts listed below as a long-term capital gain distribution, pursuant to
   Section 852(b)(3) of the Internal Revenue Code:

      Fund                                         Capital Gain Dividends
--------------------------------------------------------------------------------
      OUTLOOK 2030                                       $1,545,797
--------------------------------------------------------------------------------

     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designate the following percentages of their ordinary income dividends paid during the year ended February 29, 2004 as qualifying for the corporate dividends-received deduction:

                                      Dividend-Received Deduction
      Fund                         (% of ordinary income dividends)
--------------------------------------------------------------------------------
      OUTLOOK TODAY                             27.11
--------------------------------------------------------------------------------
      OUTLOOK 2010                              45.06
--------------------------------------------------------------------------------
      OUTLOOK 2020                              64.92
--------------------------------------------------------------------------------
      OUTLOOK 2030                              82.96
--------------------------------------------------------------------------------
      OUTLOOK 2040                             100.00
--------------------------------------------------------------------------------

     For California income tax purposes, the Outlook Today Fund designates 12.92% of the distributions paid from net investment income during the year as California exempt-interest dividends pursuant to Section 17145 of the California Revenue and Taxation Code.

     Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following percentages of their income dividends paid during the year ended February 29, 2004 as qualified dividend income (QDI):

      Fund                                           QDI%
--------------------------------------------------------------------------------
      OUTLOOK TODAY                                  45.86
--------------------------------------------------------------------------------
      OUTLOOK 2010                                   67.36
--------------------------------------------------------------------------------
      OUTLOOK 2020                                   97.62
--------------------------------------------------------------------------------
      OUTLOOK 2030                                  100.00
--------------------------------------------------------------------------------
      OUTLOOK 2040                                  100.00
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
     The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------------------
                            POSITION HELD AND      PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***  PAST FIVE YEARS               OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Robert C. Brown             Trustee since 1992     Retired. Director, Federal    None
72                                                 Farm Credit Banks Funding
                                                   Corporation and Farm Credit
                                                   System Financial Assistance
                                                   Corporation until February
                                                   1999.
-------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee since 1987     Private Investor/Real         None
59                                                 Estate Developer; Chairman
                                                   of White Point Capital,
                                                   LLC.

-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------
                            POSITION HELD AND      PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***  PAST FIVE YEARS               OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee since 1987     Wake Forest University,       None
61                                                 Calloway School of Business
                                                   and Accountancy,
                                                   Benson-Pruitt Professorship
                                                   since 1999, Associate
                                                   Professor of Finance 1994 -
                                                   1999.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee since 1998     Chairman, CEO, and            None
61                          (Lead Trustee since    Co-Founder of Crystal
                            2001)                  Geyser Water Company and
                                                   President of Crystal Geyser
                                                   Roxane Water Company.

-------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee since 1987     Retired. Prior thereto,       None
70                                                 President of Richard M.
                                                   Leach Associates (a
                                                   financial consulting firm).

-------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee since 1996     Senior Counselor to the       None
52                                                 public relations firm of
                                                   Himle-Horner and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).

-------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee since 1996     Principal in the law firm     None
63                                                 of Willeke & Daniels.

WELLS FARGO OUTLOOK FUNDS                         OTHER INFORMATION  (UNAUDITED)

OFFICERS
-------------------------------------------------------------------------------------------------------
                            POSITION HELD AND      PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***  PAST FIVE YEARS               OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch            President, since       Executive Vice President of   None
44                          2003                   Wells Fargo Bank, N.A.
                                                   President of Wells Fargo
                                                   Funds Management, LLC.
                                                   Senior Vice President and
                                                   Chief Administrative
                                                   Officer of Wells Fargo
                                                   Funds Management, LLC from
                                                   2001 to 2003. Vice
                                                   President of Wells Fargo
                                                   Bank, N.A. from 1997 to
                                                   2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo          Treasurer, since 2003  Senior Vice President of      None
35                                                 Wells Fargo Bank, N.A.
                                                   Senior Vice President of
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC.
                                                   Prior thereto, Operations
                                                   Manager at Scudder Weisel
                                                   Capital, LLC (2000 to
                                                   2001), Director of
                                                   Shareholder Services at
                                                   BISYS Fund Services (1999
                                                   to 2000) and Assistant Vice
                                                   President of Operations
                                                   with Nicholas-Applegate
                                                   Capital Management (1993 to
                                                   1999).
-------------------------------------------------------------------------------------------------------
C. David Messman            Secretary, since 2000  Senior Vice President and     None
43                                                 Counsel of Wells Fargo
                                                   Bank, N.A. Senior Vice
                                                   President and Secretary of
                                                   Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Counsel of
                                                   Wells Fargo Bank, N.A.
                                                   since 1996.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                  WELLS FARGO OUTLOOK FUNDS
------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

------------------------------------------------------------------------------
MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266
WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.


                                                                  AR 003 (04/04)

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------



ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 29, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2003 and February 29, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended February 28, 2003 and February 29, 2004, the Audit Fees were $838,433 and $897,262, respectively.

(b)
Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended February 28, 2003 and February 29, 2004 for assurance and related services by the principal accountant for the Registrant.

(c)
Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2003 and February 29, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended February 28, 2003 and February 29, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended February 28, 2003 and February 29, 2004, the Tax Fees were $178,742 and $139,538, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
All Other Fees - There were no other fees incurred for the fiscal years ended February 28, 2003 and February 29, 2004.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2003 and February 29, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended February 28, 2003 and February 29, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended February 28, 2003 and February 29, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $27,500 and $45,120, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                            By: /s/ Karla M. Rabusch
                                --------------------
                                Karla M. Rabusch
                                    President

Date: April 6, 2004

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                            By: /s/ Stacie D. DeAngelo
                                ----------------------
                                Stacie D. DeAngelo
                                    Treasurer

Date: April 6, 2004

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: April 6, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 6, 2004


/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 29, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: April 6, 2004

                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 29, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: April 6, 2004

                                                     /s/ Stacie D. DeAngelo
                                                     ----------------------
                                                     Stacie D. DeAngelo
                                                     Treasurer
                                                     Wells Fargo Funds Trust